First Trust CEF Income Opportunity ETF (FCEF)

Portfolio of Investments
May 31, 2021 (Unaudited)

Shares	Description	Value

	Closed-End Funds — 98.8%
	Capital Markets — 98.8%
21,338	Adams Natural Resources Fund, Inc.	$337,140
37,071	Advent Convertible and Income Fund	722,514
19,225	Apollo Tactical Income Fund, Inc.	292,989
71,666	Ares Dynamic Credit Allocation Fund, Inc.	1,132,323
21,295	Barings Global Short Duration High Yield Fund	353,284
21,191	BlackRock Corporate High Yield Fund, Inc.	255,775
21,952	BlackRock Health Sciences Trust II	621,242
19,976	BlackRock Income Trust, Inc.	128,046
23,903	BlackRock Multi-Sector Income Trust	451,050
23,962	BlackRock Science & Technology Trust	1,383,566
27,712	BlackRock Science & Technology Trust II	1,045,851
44,784	Blackstone Strategic Credit Fund	611,302
11,357	Central Securities Corp.	474,823
23,298	Cohen & Steers Infrastructure Fund, Inc.	683,330
55,554	Cohen & Steers REIT and Preferred and Income Fund, Inc.	1,453,293
56,273	DoubleLine Income Solutions Fund	1,029,796
10,108	Eaton Vance Enhanced Equity Income Fund	182,955
39,729	Eaton Vance Short Duration Diversified Income Fund	520,847
47,235	Eaton Vance Tax-Advantaged Dividend Income Fund	1,336,278
73,685	Eaton Vance Tax-Advantaged Global Dividend Income Fund	1,526,016
40,576	Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	1,172,241
42,331	Gabelli Dividend & Income Trust (The)	1,106,109
16,585	General American Investors Co., Inc.	710,999
2,133	John Hancock Financial Opportunities Fund	88,925
40,467	John Hancock Tax-Advantaged Dividend Income Fund	978,492
12,014	Lazard Global Total Return and Income Fund, Inc.	246,635
32,845	Macquarie Global Infrastructure Total Return Fund, Inc.	775,142
14,077	Morgan Stanley China A Share Fund, Inc.	332,780
143,644	Nuveen Credit Strategies Income Fund	942,305
77,496	Nuveen Preferred & Income Opportunities Fund	759,461
26,428	Nuveen Real Asset Income and Growth Fund	423,377

Shares	Description	Value

	Closed-End Funds (Continued) Capital Markets (Continued)
36,965	Nuveen Tax-Advantaged Dividend Growth Fund	$596,245
69,375	PGIM Global High Yield Fund, Inc.	1,076,006
43,861	PIMCO Dynamic Credit and Mortgage Income Fund	987,750
15,589	PIMCO Dynamic Income Opportunities Fund	330,331
30,483	Principal Real Estate Income Fund	476,449
15,445	Royce Micro-Cap Trust, Inc.	188,738
37,137	Royce Value Trust, Inc.	711,174
19,410	Source Capital, Inc.	882,185
47,966	Tekla Healthcare Investors	1,176,126
49,317	Tekla Healthcare Opportunities Fund	1,160,922
18,284	Tekla Life Sciences Investors	364,400
20,772	Templeton Emerging Markets Fund	410,870
26,484	Tri-Continental Corp.	906,282
22,061	Virtus AllianzGI Artificial Intelligence & Technology Opportunities Fund	604,471
23,556	Virtus AllianzGI Convertible & Income 2024 Target Term Fund	244,276
10,767	Virtus AllianzGI Equity & Convertible Income Fund	312,781
44,458	Western Asset Emerging Markets Debt Fund, Inc.	621,078
60,144	Western Asset High Income Opportunity Fund, Inc.	310,944
12,904	Western Asset Inflation-Linked Opportunities & Income Fund	167,752
	Total Closed-End Funds — 98.8%	33,607,666
	(Cost $29,975,600)

	Money Market Funds — 1.1%
358,501	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class 0.01% (a)	358,501
	(Cost $358,501)

	Total Investments — 99.9%	33,966,167
	(Cost $30,334,101) (b)
	Net Other Assets and Liabilities — 0.1%	46,911
	Net Assets — 100.0%	$34,013,078

First Trust CEF Income Opportunity ETF (FCEF)

Portfolio of Investments (Continued)
May 31, 2021 (Unaudited)

(a)	Rate shown reflects yield as of May 31, 2021.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of May 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $4,297,673 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $665,607. The net unrealized appreciation was $3,632,066.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of May 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Closed-End Funds*	$33,607,666	$—	$—
Money Market Funds	358,501	—	—
Total Investments	$33,966,167	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Municipal CEF Income Opportunity ETF (MCEF)

Portfolio of Investments
May 31, 2021 (Unaudited)

Shares	Description	Value

	Closed-End Funds — 95.9%
	Capital Markets — 95.9%
22,295	BlackRock Long-Term Municipal Advantage Trust	$297,415
34,849	BlackRock Muni Intermediate Duration Fund, Inc.	546,432
15,586	BlackRock Municipal 2030 Target Term Trust	403,989
22,635	BlackRock Municipal Income Trust	343,373
26,661	BlackRock Municipal Income Trust II	409,513
28,916	BlackRock MuniHoldings Fund, Inc.	482,319
20,562	BlackRock MuniHoldings Investment Quality Fund	301,439
17,272	BlackRock MuniHoldings Quality Fund II, Inc.	239,217
27,327	BlackRock MuniYield Quality Fund II, Inc.	396,788
37,402	BlackRock MuniYield Quality Fund III, Inc.	548,687
32,008	BlackRock MuniYield Quality Fund, Inc.	531,013
9,737	DTF Tax-Free Income, Inc.	143,913
14,262	Eaton Vance Municipal Bond Fund	194,391
14,727	Eaton Vance Municipal Income 2028 Term Trust	329,443
22,311	Eaton Vance Municipal Income Trust	313,023
6,106	Eaton Vance National Municipal Opportunities Trust	143,186
30,119	Invesco Municipal Trust	412,931
9,603	Invesco Pennsylvania Value Municipal Income Trust	127,528
40,809	Invesco Quality Municipal Income Trust	543,984
29,294	Invesco Trust for Investment Grade Municipals	410,995
8,686	MainStay MacKay DefinedTerm Municipal Opportunities Fund	198,823
10,298	Neuberger Berman Municipal Fund, Inc.	164,974
39,238	Nuveen AMT-Free Municipal Credit Income Fund	686,273
44,371	Nuveen AMT-Free Quality Municipal Income Fund	678,433
24,946	Nuveen Dynamic Municipal Opportunities Fund	415,850
15,735	Nuveen Enhanced Municipal Value Fund	256,008
9,164	Nuveen Intermediate Duration Municipal Term Fund	132,328
9,543	Nuveen Intermediate Duration Quality Municipal Term Fund	141,427
27,611	Nuveen Municipal Credit Income Fund	466,626
31,995	Nuveen Municipal Credit Opportunities Fund	477,045

Shares	Description	Value

	Closed-End Funds (Continued) Capital Markets (Continued)
28,759	Nuveen Municipal High Income Opportunity Fund	$432,535
40,862	Nuveen Municipal Value Fund, Inc.	468,279
39,360	Nuveen Quality Municipal Income Fund	617,165
30,770	Western Asset Intermediate Muni Fund, Inc.	296,315
12,144	Western Asset Municipal High Income Fund, Inc.	98,731
28,055	Western Asset Municipal Partners Fund, Inc.	440,463
	Total Closed-End Funds — 95.9%	13,090,854
	(Cost $12,538,169)

	Exchange-Traded Funds — 2.7%
	Capital Markets — 2.7%
5,912	VanEck Vectors High-Yield Muni ETF	373,284
	(Cost $378,714)

	Total Investments — 98.6%	13,464,138
	(Cost $12,916,883) (a)
	Net Other Assets and Liabilities — 1.4%	195,839
	Net Assets — 100.0%	$13,659,977

(a)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of May 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $561,635 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $14,380. The net unrealized appreciation was $547,255.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of May 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Closed-End Funds*	$13,090,854	$—	$—
Exchange-Traded Funds*	373,284	—	—
Total Investments	$13,464,138	$—	$—

* See Portfolio of Investments for industry breakout.

Additional Information

First Trust Exchange-Traded Fund VIII

May 31, 2021 (Unaudited)

Valuation Inputs

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

EquityCompass Risk Manager ETF (ERM)

Portfolio of Investments
May 31, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.4%
	Aerospace & Defense — 2.7%
274	Boeing (The) Co. (a)	$67,683
399	General Dynamics Corp.	75,774
203	Lockheed Martin Corp.	77,587
894	Raytheon Technologies Corp.	79,307
		300,351

	Air Freight & Logistics — 1.6%
268	FedEx Corp.	84,369
428	United Parcel Service, Inc., Class B	91,849
		176,218

	Automobiles — 1.9%
5,559	Ford Motor Co. (a)	80,772
1,226	General Motors Co. (a)	72,714
103	Tesla, Inc. (a)	64,398
		217,884

	Banks — 3.5%
1,864	Bank of America Corp.	79,015
954	Citigroup, Inc.	75,090
455	JPMorgan Chase & Co.	74,729
1,304	U.S. Bancorp	79,257
1,778	Wells Fargo & Co.	83,068
		391,159

	Beverages — 2.1%
1,361	Coca-Cola (The) Co.	75,249
1,453	Molson Coors Beverage Co., Class B (a)	84,739
521	PepsiCo, Inc.	77,077
		237,065

	Biotechnology — 2.5%
635	AbbVie, Inc.	71,882
293	Amgen, Inc.	69,716
271	Biogen, Inc. (a)	72,487
1,097	Gilead Sciences, Inc.	72,523
		286,608

	Capital Markets — 2.8%
1,508	Bank of New York Mellon (The) Corp.	78,537
97	BlackRock, Inc.	85,073
205	Goldman Sachs Group (The), Inc.	76,264
849	Morgan Stanley	77,216
		317,090

	Chemicals — 2.0%
1,426	CF Industries Holdings, Inc.	75,821
1,110	Dow, Inc.	75,946
909	DuPont de Nemours, Inc.	76,892
		228,659

Shares	Description	Value

	Common Stocks (Continued)
	Communications Equipment — 2.6%
245	Arista Networks, Inc. (a)	$83,148
1,416	Cisco Systems, Inc.	74,906
350	F5 Networks, Inc. (a)	64,901
2,749	Juniper Networks, Inc.	72,381
		295,336

	Consumer Finance — 1.5%
490	American Express Co.	78,464
545	Capital One Financial Corp.	87,625
		166,089

	Containers & Packaging — 0.8%
1,547	Sealed Air Corp.	87,962

	Diversified Financial Services — 0.7%
278	Berkshire Hathaway, Inc., Class B (a)	80,464

	Diversified Telecommunication Services — 1.8%
2,337	AT&T, Inc.	68,778
4,984	Lumen Technologies, Inc.	68,979
1,256	Verizon Communications, Inc.	70,951
		208,708

	Electric Utilities — 3.2%
752	Duke Energy Corp.	75,366
1,612	Exelon Corp.	72,733
927	NextEra Energy, Inc.	67,875
881	Pinnacle West Capital Corp.	74,515
1,141	Southern (The) Co.	72,933
		363,422

	Electrical Equipment — 0.7%
786	Emerson Electric Co.	75,212

	Electronic Equipment, Instruments & Components — 0.6%
325	IPG Photonics Corp. (a)	68,009

	Energy Equipment & Services — 1.3%
2,492	Schlumberger N.V.	78,074
8,356	TechnipFMC PLC (a)	71,778
		149,852

	Entertainment — 2.5%
532	Electronic Arts, Inc.	76,039
809	Live Nation Entertainment, Inc. (a)	72,899
133	Netflix, Inc. (a)	66,873
363	Walt Disney (The) Co. (a)	64,850
		280,661

	Equity Real Estate Investment Trusts — 2.7%
315	American Tower Corp.	80,470

EquityCompass Risk Manager ETF (ERM)

Portfolio of Investments (Continued)
May 31, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Equity Real Estate Investment Trusts (Continued)
660	Federal Realty Investment Trust	$75,465
598	Simon Property Group, Inc.	76,837
942	SL Green Realty Corp.	74,625
		307,397

	Food & Staples Retailing — 2.0%
214	Costco Wholesale Corp.	80,950
1,267	Walgreens Boots Alliance, Inc.	66,720
523	Walmart, Inc.	74,282
		221,952

	Food Products — 1.4%
1,814	Kraft Heinz (The) Co.	79,072
1,207	Mondelez International, Inc., Class A	76,681
		155,753

	Health Care Equipment & Supplies — 2.7%
593	Abbott Laboratories	69,173
325	Danaher Corp.	83,246
1,103	DENTSPLY SIRONA, Inc.	73,813
590	Medtronic PLC	74,688
		300,920

	Health Care Providers & Services — 3.5%
932	CVS Health Corp.	80,562
648	DaVita, Inc. (a)	77,806
1,045	Henry Schein, Inc. (a)	79,462
198	UnitedHealth Group, Inc.	81,560
510	Universal Health Services, Inc., Class B	81,411
		400,801

	Hotels, Restaurants & Leisure — 2.6%
30	Booking Holdings, Inc. (a)	70,846
320	McDonald’s Corp.	74,845
2,345	Norwegian Cruise Line Holdings Ltd. (a)	74,805
629	Starbucks Corp.	71,631
		292,127

	Household Durables — 1.4%
1,469	Leggett & Platt, Inc.	80,839
2,705	Newell Brands, Inc.	77,607
		158,446

	Household Products — 1.3%
922	Colgate-Palmolive Co.	77,245
540	Procter & Gamble (The) Co.	72,819
		150,064

	Industrial Conglomerates — 2.0%
375	3M Co.	76,140

Shares	Description	Value

	Common Stocks (Continued)
	Industrial Conglomerates (Continued)
5,323	General Electric Co.	$74,842
330	Honeywell International, Inc.	76,200
		227,182

	Insurance — 3.5%
603	Allstate (The) Corp.	82,376
1,486	American International Group, Inc.	78,520
510	Assurant, Inc.	82,187
1,183	MetLife, Inc.	77,321
2,519	Unum Group	78,013
		398,417

	Interactive Media & Services — 1.4%
34	Alphabet, Inc., Class A (a)	80,133
251	Facebook, Inc., Class A (a)	82,511
		162,644

	Internet & Direct Marketing Retail — 0.6%
23	Amazon.com, Inc. (a)	74,131

	IT Services — 6.6%
266	Accenture PLC, Class A	75,054
699	Akamai Technologies, Inc. (a)	79,833
475	Broadridge Financial Solutions, Inc.	75,753
375	Gartner, Inc. (a)	86,940
547	International Business Machines Corp.	78,626
464	Jack Henry & Associates, Inc.	71,525
185	Mastercard, Inc., Class A	66,707
283	PayPal Holdings, Inc. (a)	73,586
313	Visa, Inc., Class A	71,145
2,821	Western Union (The) Co.	69,030
		748,199

	Life Sciences Tools & Services — 0.7%
158	Thermo Fisher Scientific, Inc.	74,181

	Machinery — 1.3%
309	Caterpillar, Inc.	74,493
1,748	Flowserve Corp.	74,098
		148,591

	Media — 4.8%
110	Charter Communications, Inc., Class A (a)	76,398
1,211	Comcast Corp., Class A	69,439
926	Discovery, Inc., Class A (a)	29,734
1,814	DISH Network Corp., Class A (a)	78,945
1,584	Fox Corp., Class A	59,163
2,403	Interpublic Group of Cos. (The), Inc.	80,957
2,788	News Corp., Class B	71,624

EquityCompass Risk Manager ETF (ERM)

Portfolio of Investments (Continued)
May 31, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Media (Continued)
914	Omnicom Group, Inc.	$75,167
		541,427

	Multiline Retail — 0.8%
389	Target Corp.	88,272

	Oil, Gas & Consumable Fuels — 2.5%
649	Chevron Corp.	67,360
1,236	ConocoPhillips	68,895
1,183	Exxon Mobil Corp.	69,052
4,381	Kinder Morgan, Inc.	80,347
		285,654

	Pharmaceuticals — 3.9%
1,137	Bristol-Myers Squibb Co.	74,724
369	Eli Lilly and Co.	73,704
435	Johnson & Johnson	73,624
912	Merck & Co., Inc.	69,212
1,704	Perrigo Co. PLC	78,622
1,961	Pfizer, Inc.	75,949
		445,835

	Professional Services — 0.7%
741	Leidos Holdings, Inc.	76,138

	Road & Rail — 0.7%
331	Union Pacific Corp.	74,386

	Semiconductors & Semiconductor Equipment — 3.2%
1,084	Intel Corp.	61,918
133	NVIDIA Corp.	86,421
389	Qorvo, Inc. (a)	71,078
526	QUALCOMM, Inc.	70,768
396	Texas Instruments, Inc.	75,169
		365,354

	Software — 3.9%
156	Adobe, Inc. (a)	78,714
520	Citrix Systems, Inc.	59,779
295	Microsoft Corp.	73,656
1,048	Oracle Corp.	82,519
328	salesforce.com, Inc. (a)	78,097
166	Tyler Technologies, Inc. (a)	66,925
		439,690

	Specialty Retail — 2.0%
2,238	Gap (The), Inc.	74,861
249	Home Depot (The), Inc.	79,409
401	Lowe’s Cos., Inc.	78,127
		232,397

	Technology Hardware, Storage & Peripherals — 4.0%
561	Apple, Inc.	69,906

Shares	Description	Value

	Common Stocks (Continued)
	Technology Hardware, Storage & Peripherals (Continued)
4,432	Hewlett Packard Enterprise Co.	$70,735
1,014	NetApp, Inc.	78,453
932	Seagate Technology Holdings PLC	89,239
1,004	Western Digital Corp. (a)	75,531
2,722	Xerox Holdings Corp.	63,831
		447,695

	Textiles, Apparel & Luxury Goods — 3.1%
3,432	Hanesbrands, Inc.	67,061
483	NIKE, Inc., Class B	65,910
662	PVH Corp. (a)	76,011
580	Ralph Lauren Corp. (a)	71,966
3,006	Under Armour, Inc., Class A (a)	67,876
		348,824

	Tobacco — 1.3%
1,408	Altria Group, Inc.	69,302
796	Philip Morris International, Inc.	76,758
		146,060
	Total Common Stocks — 99.4%	11,243,286
	(Cost $9,301,142)

	Money Market Funds — 0.5%
49,981	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (b)	49,981
	(Cost $49,981)

	Total Investments — 99.9%	11,293,267
	(Cost $9,351,123) (c)
	Net Other Assets and Liabilities — 0.1%	14,570
	Net Assets — 100.0%	$11,307,837

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of May 31, 2021.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of May 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,044,828 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $102,684. The net unrealized appreciation was $1,942,144.

EquityCompass Risk Manager ETF (ERM)

Portfolio of Investments (Continued)
May 31, 2021 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of May 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$11,243,286	$—	$—
Money Market Funds	49,981	—	—
Total Investments	$11,293,267	$—	$—

* See Portfolio of Investments for industry breakout.

EquityCompass Tactical Risk Manager ETF (TERM)

Portfolio of Investments
May 31, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.4%
	Aerospace & Defense — 2.6%
318	Boeing (The) Co. (a)	$78,553
464	General Dynamics Corp.	88,118
236	Lockheed Martin Corp.	90,199
1,042	Raytheon Technologies Corp.	92,436
		349,306

	Air Freight & Logistics — 1.6%
312	FedEx Corp.	98,221
498	United Parcel Service, Inc., Class B	106,871
		205,092

	Automobiles — 1.9%
6,468	Ford Motor Co. (a)	93,980
1,429	General Motors Co. (a)	84,754
119	Tesla, Inc. (a)	74,401
		253,135

	Banks — 3.5%
2,171	Bank of America Corp.	92,029
1,111	Citigroup, Inc.	87,447
531	JPMorgan Chase & Co.	87,211
1,523	U.S. Bancorp	92,568
2,073	Wells Fargo & Co.	96,850
		456,105

	Beverages — 2.1%
1,587	Coca-Cola (The) Co.	87,745
1,692	Molson Coors Beverage Co., Class B (a)	98,677
606	PepsiCo, Inc.	89,652
		276,074

	Biotechnology — 2.5%
739	AbbVie, Inc.	83,655
342	Amgen, Inc.	81,375
317	Biogen, Inc. (a)	84,791
1,280	Gilead Sciences, Inc.	84,621
		334,442

	Capital Markets — 2.8%
1,758	Bank of New York Mellon (The) Corp.	91,557
114	BlackRock, Inc.	99,982
239	Goldman Sachs Group (The), Inc.	88,913
990	Morgan Stanley	90,040
		370,492

	Chemicals — 2.0%
1,663	CF Industries Holdings, Inc.	88,422
1,295	Dow, Inc.	88,604
1,060	DuPont de Nemours, Inc.	89,665
		266,691

Shares	Description	Value

	Common Stocks (Continued)
	Communications Equipment — 2.6%
285	Arista Networks, Inc. (a)	$96,723
1,650	Cisco Systems, Inc.	87,285
408	F5 Networks, Inc. (a)	75,656
3,203	Juniper Networks, Inc.	84,335
		343,999

	Consumer Finance — 1.5%
571	American Express Co.	91,434
636	Capital One Financial Corp.	102,256
		193,690

	Containers & Packaging — 0.8%
1,803	Sealed Air Corp.	102,519

	Diversified Financial Services — 0.7%
324	Berkshire Hathaway, Inc., Class B (a)	93,779

	Diversified Telecommunication Services — 1.8%
2,725	AT&T, Inc.	80,197
5,809	Lumen Technologies, Inc.	80,397
1,464	Verizon Communications, Inc.	82,701
		243,295

	Electric Utilities — 3.2%
876	Duke Energy Corp.	87,793
1,879	Exelon Corp.	84,780
1,081	NextEra Energy, Inc.	79,151
1,027	Pinnacle West Capital Corp.	86,864
1,331	Southern (The) Co.	85,077
		423,665

	Electrical Equipment — 0.7%
916	Emerson Electric Co.	87,652

	Electronic Equipment, Instruments & Components — 0.6%
378	IPG Photonics Corp. (a)	79,100

	Energy Equipment & Services — 1.3%
2,907	Schlumberger N.V.	91,076
9,742	TechnipFMC PLC (a)	83,684
		174,760

	Entertainment — 2.5%
619	Electronic Arts, Inc.	88,474
942	Live Nation Entertainment, Inc. (a)	84,884
156	Netflix, Inc. (a)	78,438
423	Walt Disney (The) Co. (a)	75,569
		327,365

	Equity Real Estate Investment Trusts — 2.7%
367	American Tower Corp.	93,754

EquityCompass Tactical Risk Manager ETF (TERM)

Portfolio of Investments (Continued)
May 31, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Equity Real Estate Investment Trusts (Continued)
771	Federal Realty Investment Trust	$88,156
698	Simon Property Group, Inc.	89,686
1,098	SL Green Realty Corp.	86,984
		358,580

	Food & Staples Retailing — 2.0%
249	Costco Wholesale Corp.	94,189
1,477	Walgreens Boots Alliance, Inc.	77,779
609	Walmart, Inc.	86,496
		258,464

	Food Products — 1.4%
2,116	Kraft Heinz (The) Co.	92,236
1,407	Mondelez International, Inc., Class A	89,387
		181,623

	Health Care Equipment & Supplies — 2.7%
691	Abbott Laboratories	80,605
379	Danaher Corp.	97,077
1,285	DENTSPLY SIRONA, Inc.	85,992
688	Medtronic PLC	87,094
		350,768

	Health Care Providers & Services — 3.5%
1,086	CVS Health Corp.	93,874
755	DaVita, Inc. (a)	90,653
1,218	Henry Schein, Inc. (a)	92,617
231	UnitedHealth Group, Inc.	95,153
595	Universal Health Services, Inc., Class B	94,980
		467,277

	Hotels, Restaurants & Leisure — 2.6%
34	Booking Holdings, Inc. (a)	80,293
372	McDonald’s Corp.	87,007
2,737	Norwegian Cruise Line Holdings Ltd. (a)	87,310
732	Starbucks Corp.	83,360
		337,970

	Household Durables — 1.4%
1,714	Leggett & Platt, Inc.	94,321
3,156	Newell Brands, Inc.	90,546
		184,867

	Household Products — 1.3%
1,074	Colgate-Palmolive Co.	89,980
630	Procter & Gamble (The) Co.	84,955
		174,935

	Industrial Conglomerates — 2.0%
438	3M Co.	88,932

Shares	Description	Value

	Common Stocks (Continued)
	Industrial Conglomerates (Continued)
6,195	General Electric Co.	$87,102
385	Honeywell International, Inc.	88,900
		264,934

	Insurance — 3.5%
703	Allstate (The) Corp.	96,037
1,734	American International Group, Inc.	91,625
595	Assurant, Inc.	95,884
1,379	MetLife, Inc.	90,131
2,938	Unum Group	90,990
		464,667

	Interactive Media & Services — 1.4%
40	Alphabet, Inc., Class A (a)	94,274
292	Facebook, Inc., Class A (a)	95,989
		190,263

	Internet & Direct Marketing Retail — 0.7%
27	Amazon.com, Inc. (a)	87,023

	IT Services — 6.6%
309	Accenture PLC, Class A	87,187
814	Akamai Technologies, Inc. (a)	92,967
554	Broadridge Financial Solutions, Inc.	88,352
437	Gartner, Inc. (a)	101,314
638	International Business Machines Corp.	91,706
542	Jack Henry & Associates, Inc.	83,549
215	Mastercard, Inc., Class A	77,525
329	PayPal Holdings, Inc. (a)	85,547
365	Visa, Inc., Class A	82,964
3,289	Western Union (The) Co.	80,482
		871,593

	Life Sciences Tools & Services — 0.7%
185	Thermo Fisher Scientific, Inc.	86,858

	Machinery — 1.3%
360	Caterpillar, Inc.	86,789
2,038	Flowserve Corp.	86,391
		173,180

	Media — 4.8%
128	Charter Communications, Inc., Class A (a)	88,900
1,410	Comcast Corp., Class A	80,849
1,076	Discovery, Inc., Class A (a)	34,550
2,119	DISH Network Corp., Class A (a)	92,219
1,845	Fox Corp., Class A	68,911
2,806	Interpublic Group of Cos. (The), Inc.	94,534
3,249	News Corp., Class B	83,467

EquityCompass Tactical Risk Manager ETF (TERM)

Portfolio of Investments (Continued)
May 31, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Media (Continued)
1,066	Omnicom Group, Inc.	$87,668
		631,098

	Multiline Retail — 0.8%
453	Target Corp.	102,795

	Oil, Gas & Consumable Fuels — 2.5%
757	Chevron Corp.	78,569
1,442	ConocoPhillips	80,377
1,379	Exxon Mobil Corp.	80,492
5,107	Kinder Morgan, Inc.	93,663
		333,101

	Pharmaceuticals — 3.9%
1,326	Bristol-Myers Squibb Co.	87,145
430	Eli Lilly and Co.	85,888
507	Johnson & Johnson	85,810
1,062	Merck & Co., Inc.	80,595
1,987	Perrigo Co. PLC	91,680
2,286	Pfizer, Inc.	88,537
		519,655

	Professional Services — 0.7%
863	Leidos Holdings, Inc.	88,673

	Road & Rail — 0.7%
386	Union Pacific Corp.	86,746

	Semiconductors & Semiconductor Equipment — 3.2%
1,262	Intel Corp.	72,085
155	NVIDIA Corp.	100,716
453	Qorvo, Inc. (a)	82,772
611	QUALCOMM, Inc.	82,204
462	Texas Instruments, Inc.	87,697
		425,474

	Software — 3.9%
181	Adobe, Inc. (a)	91,329
606	Citrix Systems, Inc.	69,666
343	Microsoft Corp.	85,640
1,221	Oracle Corp.	96,141
382	salesforce.com, Inc. (a)	90,954
192	Tyler Technologies, Inc. (a)	77,407
		511,137

	Specialty Retail — 2.0%
2,610	Gap (The), Inc.	87,304
290	Home Depot (The), Inc.	92,484
467	Lowe’s Cos., Inc.	90,986
		270,774

	Technology Hardware, Storage & Peripherals — 4.0%
653	Apple, Inc.	81,370

Shares	Description	Value

	Common Stocks (Continued)
	Technology Hardware, Storage & Peripherals (Continued)
5,167	Hewlett Packard Enterprise Co.	$82,465
1,180	NetApp, Inc.	91,297
1,086	Seagate Technology Holdings PLC	103,985
1,170	Western Digital Corp. (a)	88,019
3,171	Xerox Holdings Corp.	74,360
		521,496

	Textiles, Apparel & Luxury Goods — 3.1%
4,007	Hanesbrands, Inc.	78,297
564	NIKE, Inc., Class B	76,963
774	PVH Corp. (a)	88,871
677	Ralph Lauren Corp. (a)	84,002
3,504	Under Armour, Inc., Class A (a)	79,120
		407,253

	Tobacco — 1.3%
1,642	Altria Group, Inc.	80,819
927	Philip Morris International, Inc.	89,391
		170,210
	Total Common Stocks — 99.4%	13,102,575
	(Cost $10,777,993)

	Money Market Funds — 0.5%
66,620	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class 0.01% (b)	66,620
	(Cost $66,620)

	Total Investments — 99.9%	13,169,195
	(Cost $10,844,613) (c)
	Net Other Assets and Liabilities — 0.1%	16,984
	Net Assets — 100.0%	$13,186,179

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of May 31, 2021.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of May 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,427,738 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $103,156. The net unrealized appreciation was $2,324,582.

EquityCompass Tactical Risk Manager ETF (TERM)

Portfolio of Investments (Continued)
May 31, 2021 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of May 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$13,102,575	$—	$—
Money Market Funds	66,620	—	—
Total Investments	$13,169,195	$—	$—

* See Portfolio of Investments for industry breakout.

Additional Information

First Trust Exchange-Traded Fund VIII

May 31, 2021 (Unaudited)

Valuation Inputs

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments
May 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT BONDS AND NOTES — 38.6%
$59,358,000	U.S. Treasury Bond	1.88%	02/15/41	$56,353,001
237,300,000	U.S. Treasury Bond	1.88%	02/15/51	216,443,556
118,220,000	U.S. Treasury Bond	2.38%	05/15/51	120,879,950
154,806,000	U.S. Treasury Note	0.13%	02/28/23	154,812,047
215,425,000	U.S. Treasury Note	0.13%	03/31/23	215,399,754
238,025,000	U.S. Treasury Note	0.13%	04/30/23	237,969,212
296,835,000	U.S. Treasury Note	0.13%	05/31/23	296,719,050
100,991,000	U.S. Treasury Note	0.75%	03/31/26	100,927,881
338,760,000	U.S. Treasury Note	0.75%	04/30/26	338,296,851
159,535,000	U.S. Treasury Note	0.75%	05/31/26	159,167,321
79,781,000	U.S. Treasury Note	1.63%	05/15/31	80,011,616
	Total U.S. Government Bonds and Notes			1,976,980,239
	(Cost $1,970,421,861)

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 31.6%
	Collateralized Mortgage Obligations — 0.3%
	Federal Home Loan Mortgage Corporation
260,693	Series 2017-4656, Class EZ	4.00%	02/15/47	301,138
	Federal National Mortgage Association
3,138,484	Series 2012-20, Class ZT	3.50%	03/25/42	3,358,744
3,063,772	Series 2012-84, Class VZ	3.50%	08/25/42	3,303,422
568,849	Series 2018-38, Class PA	3.50%	06/25/47	594,073
1,270,153	Series 2018-43, Class CT	3.00%	06/25/48	1,328,336
574,531	Series 2018-86, Class JA	4.00%	05/25/47	598,678
219,462	Series 2018-94, Class KD	3.50%	12/25/48	231,446
268,744	Series 2019-1, Class KP	3.25%	02/25/49	282,711
274,955	Series 2019-20, Class BA	3.50%	02/25/48	284,695
122,681	Series 2019-52, Class PA	3.00%	09/25/49	128,226
	Government National Mortgage Association
325,331	Series 2018-115, Class DE	3.50%	08/20/48	348,294
346,125	Series 2018-124, Class NW	3.50%	09/20/48	371,778
1,028,834	Series 2019-12, Class QA	3.50%	09/20/48	1,089,170
130,936	Series 2019-71, Class PT	3.00%	06/20/49	135,928
1,109,432	Series 2019-119, Class JE	3.00%	09/20/49	1,149,109
				13,505,748
	Pass-through Securities — 31.3%
	Federal Home Loan Mortgage Corporation
105,348	Pool C91981	3.00%	02/01/38	110,115
79,671	Pool G07961	3.50%	03/01/45	85,712
78,760	Pool G08692	3.00%	02/01/46	83,184
2,326,715	Pool G08715	3.00%	08/01/46	2,456,462
46,294	Pool G08721	3.00%	09/01/46	48,862
532,621	Pool G08726	3.00%	10/01/46	565,165
1,275,766	Pool G08732	3.00%	11/01/46	1,354,142
178,746	Pool G08738	3.50%	12/01/46	190,412
323,265	Pool G08741	3.00%	01/01/47	342,777
221,257	Pool G08747	3.00%	02/01/47	234,801
172,915	Pool G08748	3.50%	02/01/47	184,370
704,561	Pool G08750	3.00%	03/01/47	742,436
196,999	Pool G08766	3.50%	06/01/47	209,216

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
May 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-through Securities (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$529,469	Pool G08788	3.50%	11/01/47	$560,384
1,733,947	Pool G08792	3.50%	12/01/47	1,839,653
245,968	Pool G08800	3.50%	02/01/48	261,148
377,452	Pool G08816	3.50%	06/01/48	399,271
130,088	Pool G08833	5.00%	07/01/48	143,478
23,899	Pool G08838	5.00%	09/01/48	26,369
407,472	Pool G08843	4.50%	10/01/48	441,190
94,462	Pool G08844	5.00%	10/01/48	104,052
270,314	Pool G08849	5.00%	11/01/48	297,871
620,918	Pool G16085	2.50%	02/01/32	653,424
398,272	Pool G16350	2.50%	10/01/32	419,439
518,401	Pool G16396	3.50%	02/01/33	558,647
1,493,865	Pool G16524	3.50%	05/01/33	1,613,864
168,087	Pool G18670	3.00%	12/01/32	178,239
50,505	Pool G18691	3.00%	06/01/33	53,395
154,968	Pool G18713	3.50%	11/01/33	165,927
1,889,482	Pool G60038	3.50%	01/01/44	2,048,415
507,425	Pool G60080	3.50%	06/01/45	548,051
1,071,190	Pool G60344	4.00%	12/01/45	1,184,195
331,282	Pool G60440	3.50%	03/01/46	358,144
1,063,241	Pool G60582	3.50%	05/01/46	1,143,153
937,916	Pool G60658	3.50%	07/01/46	1,022,885
495,642	Pool G61556	3.50%	08/01/48	531,099
3,031,701	Pool G61748	3.50%	11/01/48	3,261,458
1,000,012	Pool G67700	3.50%	08/01/46	1,078,680
2,257,339	Pool G67703	3.50%	04/01/47	2,436,732
8,483,913	Pool G67706	3.50%	12/01/47	9,148,452
1,961,796	Pool G67707	3.50%	01/01/48	2,129,685
11,436,991	Pool G67708	3.50%	03/01/48	12,294,799
2,121,846	Pool G67709	3.50%	03/01/48	2,284,822
1,732,654	Pool G67710	3.50%	03/01/48	1,859,527
2,609,958	Pool G67714	4.00%	07/01/48	2,843,961
3,559,496	Pool G67717	4.00%	11/01/48	3,906,289
5,941,051	Pool G67718	4.00%	01/01/49	6,454,486
184,914	Pool Q44452	3.00%	11/01/46	194,812
365,991	Pool Q50135	3.50%	08/01/47	388,610
11,708,669	Pool QA7837	3.50%	03/01/50	12,620,436
19,288,647	Pool RA3078	3.00%	07/01/50	20,567,844
2,063,869	Pool RE6029	3.00%	02/01/50	2,110,041
19,121,678	Pool SD0231	3.00%	01/01/50	20,249,025
6,045,570	Pool SD7511	3.50%	01/01/50	6,489,330
17,132,681	Pool SD7513	3.50%	04/01/50	18,478,692
9,504,115	Pool SD7518	3.00%	06/01/50	10,060,440
389,076	Pool U90772	3.50%	01/01/43	425,072
492,614	Pool U99114	3.50%	02/01/44	538,189
1,006,817	Pool ZA4692	3.50%	06/01/46	1,079,173
485,081	Pool ZM0063	4.00%	08/01/45	535,092
23,195,814	Pool ZM1779	3.00%	09/01/46	24,552,768
5,038,925	Pool ZS4667	3.00%	06/01/46	5,321,971
8,198,413	Pool ZS4688	3.00%	11/01/46	8,699,145
14,964,304	Pool ZS4735	3.50%	09/01/47	15,831,033

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
May 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-through Securities (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$509,332	Pool ZS8602	3.00%	03/01/31	$540,015
885,138	Pool ZS9844	3.50%	07/01/46	950,619
2,659,986	Pool ZT0277	3.50%	10/01/46	2,853,652
1,106,896	Pool ZT0531	3.50%	04/01/47	1,194,379
1,111,408	Pool ZT0536	3.50%	03/01/48	1,194,285
3,444,188	Pool ZT0537	3.50%	03/01/48	3,707,238
646,369	Pool ZT0542	4.00%	07/01/48	704,025
164,245	Pool ZT1403	3.50%	11/01/33	175,799
1,963,430	Pool ZT1703	4.00%	01/01/49	2,132,290
	Federal National Mortgage Association
4,150,238	Pool AL8825	3.50%	06/01/46	4,463,351
110,769	Pool AM5673	3.65%	04/01/23	115,728
116,721	Pool AN2786	2.76%	09/01/36	125,519
1,978,595	Pool AS0225	4.00%	08/01/43	2,184,008
2,129,790	Pool AS3134	3.50%	08/01/44	2,297,210
510,147	Pool AS6620	3.50%	02/01/46	547,297
162,246	Pool AS9334	3.00%	03/01/32	171,821
153,095	Pool AS9749	4.00%	06/01/47	164,907
139,842	Pool BD7081	4.00%	03/01/47	150,976
10,654,140	Pool BE3774	4.00%	07/01/47	11,498,066
1,323,582	Pool BJ2692	3.50%	04/01/48	1,402,867
2,120,000	Pool BL6060	2.46%	04/01/40	2,176,776
1,421,424	Pool BM1903	3.50%	08/01/47	1,532,791
431,121	Pool BM2000	3.50%	05/01/47	463,371
1,157,705	Pool BM3260	3.50%	01/01/48	1,234,347
676,221	Pool BM4299	3.00%	03/01/30	712,795
643,149	Pool BM4304	3.00%	02/01/30	677,655
1,199,018	Pool BM4472	3.50%	07/01/48	1,290,595
2,645,983	Pool BM5585	3.00%	11/01/48	2,800,061
19,342,902	Pool BN7755	3.00%	09/01/49	20,425,347
1,481,353	Pool CA0854	3.50%	12/01/47	1,589,328
681,777	Pool CA0907	3.50%	12/01/47	731,443
591,875	Pool CA0996	3.50%	01/01/48	634,486
4,379,044	Pool CA1182	3.50%	02/01/48	4,692,817
895,975	Pool CA1187	3.50%	02/01/48	952,879
628,470	Pool CA1710	4.50%	05/01/48	679,866
431,918	Pool CA1711	4.50%	05/01/48	468,078
285,653	Pool CA2208	4.50%	08/01/48	309,175
711,642	Pool CA2327	4.00%	09/01/48	780,381
4,784,965	Pool CA3633	3.50%	06/01/49	5,146,740
17,654,010	Pool CA4534	3.00%	11/01/49	18,658,583
6,033,487	Pool FM2870	3.00%	03/01/50	6,414,276
9,884,819	Pool FM5397	3.00%	12/01/50	10,528,210
381,013	Pool MA1146	4.00%	08/01/42	420,045
629,115	Pool MA1373	3.50%	03/01/43	687,043
655,620	Pool MA2077	3.50%	11/01/34	705,085
175,570	Pool MA2145	4.00%	01/01/45	192,811
752,475	Pool MA2670	3.00%	07/01/46	792,268
707,714	Pool MA2806	3.00%	11/01/46	750,267
21,270	Pool MA2896	3.50%	02/01/47	22,637
739,247	Pool MA3057	3.50%	07/01/47	784,910

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
May 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-through Securities (Continued)
	Federal National Mortgage Association (Continued)
$348,843	Pool MA3088	4.00%	08/01/47	$376,280
755,825	Pool MA3210	3.50%	12/01/47	801,787
8,345,592	Pool MA3238	3.50%	01/01/48	8,851,058
788,764	Pool MA3239	4.00%	01/01/48	850,616
361,717	Pool MA3276	3.50%	02/01/48	382,448
1,045,884	Pool MA3332	3.50%	04/01/48	1,108,704
279,268	Pool MA3336	3.50%	04/01/38	296,338
198,764	Pool MA3410	3.50%	07/01/33	212,991
327,046	Pool MA3537	4.50%	12/01/48	353,391
1,325,652	Pool MA3846	3.00%	11/01/49	1,362,067
12,805,223	Pool MA4093	2.00%	08/01/40	13,090,712
8,762,802	Pool MA4128	2.00%	09/01/40	8,893,361
9,325,901	Pool MA4152	2.00%	10/01/40	9,533,860
5,048,616	Pool MA4176	2.00%	11/01/40	5,167,445
16,025,000	Pool MA4364	2.00%	06/01/41	16,358,166
60,175,000	Pool TBA (a)	1.50%	07/15/35	60,839,687
82,825,000	Pool TBA (a)	2.00%	07/15/36	85,461,084
426,860,000	Pool TBA (a)	2.00%	07/15/51	430,211,513
424,450,000	Pool TBA (a)	2.50%	07/15/51	438,526,481
	Government National Mortgage Association
272,690	Pool MA1157	3.50%	07/20/43	292,787
913,739	Pool MA2825	3.00%	05/20/45	968,738
319,154	Pool MA3521	3.50%	03/20/46	340,396
13,428,896	Pool MA3662	3.00%	05/20/46	14,211,779
1,251,932	Pool MA3663	3.50%	05/20/46	1,335,679
825,789	Pool MA3735	3.00%	06/20/46	874,362
17,383,591	Pool MA3937	3.50%	09/20/46	18,505,852
240,350	Pool MA4069	3.50%	11/20/46	255,687
131,949	Pool MA4195	3.00%	01/20/47	139,238
164,576	Pool MA4196	3.50%	01/20/47	175,557
759,416	Pool MA4261	3.00%	02/20/47	799,218
209,835	Pool MA4262	3.50%	02/20/47	223,282
5,784,365	Pool MA4322	4.00%	03/20/47	6,226,487
5,785,113	Pool MA4382	3.50%	04/20/47	6,098,227
72,176	Pool MA4453	4.50%	05/20/47	78,611
74,560	Pool MA4586	3.50%	07/20/47	79,096
520,094	Pool MA4588	4.50%	07/20/47	565,778
1,238,122	Pool MA4651	3.00%	08/20/47	1,309,190
1,906,244	Pool MA4652	3.50%	08/20/47	2,023,412
672,346	Pool MA4719	3.50%	09/20/47	714,853
83,913	Pool MA4722	5.00%	09/20/47	92,147
62,875	Pool MA4777	3.00%	10/20/47	66,359
1,674,815	Pool MA4778	3.50%	10/20/47	1,783,033
1,516,269	Pool MA4836	3.00%	11/20/47	1,599,836
1,661,792	Pool MA4837	3.50%	11/20/47	1,765,478
570,878	Pool MA4838	4.00%	11/20/47	610,878
95,869	Pool MA4901	4.00%	12/20/47	102,825
397,920	Pool MA4961	3.00%	01/20/48	419,183
591,074	Pool MA4962	3.50%	01/20/48	626,717
879,105	Pool MA4963	4.00%	01/20/48	940,050
467,156	Pool MA5078	4.00%	03/20/48	500,094

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
May 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-through Securities (Continued)
	Government National Mortgage Association (Continued)
$1,149,001	Pool MA5136	3.50%	04/20/48	$1,219,043
1,013,843	Pool MA5399	4.50%	08/20/48	1,096,464
376,431	Pool MA5466	4.00%	09/20/48	403,195
108,560	Pool MA5467	4.50%	09/20/48	116,722
323,944	Pool MA5597	5.00%	11/20/48	352,193
671,997	Pool MA5976	3.50%	06/20/49	692,373
121,462	Pool MA6030	3.50%	07/20/49	125,567
571,442	Pool MA6080	3.00%	08/20/49	587,578
44,050,000	Pool TBA (a)	2.00%	06/15/51	44,800,226
64,950,000	Pool TBA (a)	2.50%	06/15/51	67,276,528
				1,603,902,336
	Total U.S. Government Agency Mortgage-Backed Securities			1,617,408,084
	(Cost $1,611,141,650)

CORPORATE BONDS AND NOTES — 16.7%
	Aerospace/Defense — 0.0%
143,000	BAE Systems Holdings, Inc. (b)	3.85%	12/15/25	158,491
	Agriculture — 0.5%
11,920,000	BAT Capital Corp.	3.56%	08/15/27	12,678,912
2,650,000	BAT Capital Corp.	2.73%	03/25/31	2,555,903
2,280,000	BAT Capital Corp.	4.39%	08/15/37	2,371,369
545,000	BAT Capital Corp.	4.54%	08/15/47	547,463
4,250,000	Reynolds American, Inc.	5.70%	08/15/35	5,031,791
3,735,000	Reynolds American, Inc.	5.85%	08/15/45	4,361,196
				27,546,634
	Airlines — 0.4%
976,428	American Airlines Pass-Through Trust, Series 2014-1, Class A	3.70%	10/01/26	983,864
114,475	American Airlines Pass-Through Trust, Series 2015-2, Class AA	3.60%	09/22/27	117,295
3,928,101	American Airlines Pass-Through Trust, Series 2016-1, Class AA	3.58%	01/15/28	4,022,758
538,327	Continental Airlines Pass-Through Trust, Series 2007-1, Class A	5.98%	04/19/22	552,156
63,324	Delta Air Lines Pass-Through Trust, Series 2002-1, Class G1	6.72%	01/02/23	64,441
4,850,515	Delta Air Lines Pass-Through Trust, Series 2020-1, Class AA	2.00%	06/10/28	4,871,989
8,705,534	JetBlue Pass-Through Trust, Series 2020-1, Class A	4.00%	11/15/32	9,520,873
428,165	US Airways Pass-Through Trust, Series 2012-1, Class A	5.90%	10/01/24	450,019
				20,583,395
	Auto Manufacturers — 0.6%
1,440,000	Daimler Finance North America LLC (b)	2.20%	10/30/21	1,452,263
1,965,000	Daimler Finance North America LLC, 3 Mo. LIBOR + 0.90% (b) (c)	1.06%	02/15/22	1,975,460
285,000	Ford Motor Credit Co. LLC, 3 Mo. LIBOR + 0.88% (c)	1.07%	10/12/21	284,430
1,585,000	Ford Motor Credit Co. LLC	3.81%	10/12/21	1,604,029
2,916,000	Ford Motor Credit Co. LLC	5.60%	01/07/22	2,992,545
4,655,000	Ford Motor Credit Co. LLC	3.22%	01/09/22	4,711,093
390,000	Ford Motor Credit Co. LLC, 3 Mo. LIBOR + 1.27% (c)	1.46%	03/28/22	389,089
705,000	Ford Motor Credit Co. LLC	3.34%	03/28/22	715,575
150,000	Ford Motor Credit Co. LLC, 3 Mo. LIBOR + 1.08% (c)	1.26%	08/03/22	149,417
4,000,000	Ford Motor Credit Co. LLC	2.98%	08/03/22	4,066,820
655,000	Ford Motor Credit Co. LLC	4.25%	09/20/22	676,713
1,822,000	General Motors Financial Co., Inc.	3.20%	07/06/21	1,822,578

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
May 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Auto Manufacturers (Continued)
$2,360,000	General Motors Financial Co., Inc.	4.38%	09/25/21	$2,390,151
2,140,000	General Motors Financial Co., Inc.	4.20%	11/06/21	2,175,598
760,000	General Motors Financial Co., Inc.	3.45%	04/10/22	776,635
2,095,000	General Motors Financial Co., Inc.	3.15%	06/30/22	2,150,559
				28,332,955
	Banks — 2.3%
180,000	Bank of America Corp. (d)	3.00%	12/20/23	187,337
10,625,000	Bank of America Corp. (d)	1.73%	07/22/27	10,767,992
1,500,000	Bank of America Corp., Medium-Term Note (d)	1.32%	06/19/26	1,512,058
210,000	Bank of America Corp., Medium-Term Note (d)	4.27%	07/23/29	239,860
840,000	Bank of America Corp., Medium-Term Note (d)	2.50%	02/13/31	846,817
10,550,000	Bank of America Corp., Series N (d)	1.66%	03/11/27	10,707,716
2,180,000	Citigroup, Inc. (d)	3.35%	04/24/25	2,342,928
1,505,000	Citigroup, Inc. (d)	0.98%	05/01/25	1,514,803
1,670,000	Citigroup, Inc. (d)	4.41%	03/31/31	1,922,168
2,720,000	Fifth Third Bancorp	2.55%	05/05/27	2,868,231
750,000	Goldman Sachs Group, (The), Inc. (d)	2.91%	07/24/23	771,272
1,950,000	Goldman Sachs Group, (The), Inc. (d)	3.27%	09/29/25	2,103,434
13,860,000	Goldman Sachs Group, (The), Inc. (d)	1.43%	03/09/27	13,878,235
800,000	Goldman Sachs Group, (The), Inc. (d)	3.69%	06/05/28	885,624
1,385,000	JPMorgan Chase & Co. (d)	4.02%	12/05/24	1,501,746
500,000	JPMorgan Chase & Co.	3.90%	07/15/25	556,630
1,895,000	JPMorgan Chase & Co. (d)	2.01%	03/13/26	1,966,242
4,875,000	JPMorgan Chase & Co. (d)	2.08%	04/22/26	5,068,075
7,940,000	JPMorgan Chase & Co. (d)	1.58%	04/22/27	8,007,103
2,044,000	JPMorgan Chase & Co. (d)	3.11%	04/22/51	2,012,727
495,000	Morgan Stanley (d)	0.99%	12/10/26	489,504
7,635,000	Morgan Stanley (d)	1.59%	05/04/27	7,704,424
2,145,000	Morgan Stanley, Global Medium-Term Note, SOFR + 0.70% (c)	0.71%	01/20/23	2,151,654
4,875,000	Morgan Stanley, Medium-Term Note (d)	0.53%	01/25/24	4,886,489
400,000	PNC Bank N.A.	3.80%	07/25/23	428,303
5,385,000	Wells Fargo & Co. (d)	2.19%	04/30/26	5,618,935
3,270,000	Wells Fargo & Co. (d)	3.07%	04/30/41	3,274,389
2,300,000	Wells Fargo & Co., Medium-Term Note	3.75%	01/24/24	2,487,786
6,305,000	Wells Fargo & Co., Medium-Term Note (d)	2.16%	02/11/26	6,578,325
1,600,000	Wells Fargo & Co., Medium-Term Note (d)	3.58%	05/22/28	1,769,771
5,364,000	Wells Fargo & Co., Medium-Term Note (d)	2.39%	06/02/28	5,580,185
5,790,000	Wells Fargo & Co., Medium-Term Note (d)	2.88%	10/30/30	6,070,567
				116,701,330
	Beverages — 0.2%
2,700,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.	4.90%	02/01/46	3,260,104
635,000	Anheuser-Busch InBev Worldwide, Inc.	4.75%	01/23/29	749,828
1,200,000	Anheuser-Busch InBev Worldwide, Inc.	4.60%	04/15/48	1,395,456
200,000	Anheuser-Busch InBev Worldwide, Inc.	4.44%	10/06/48	228,126
2,000,000	Constellation Brands, Inc.	3.75%	05/01/50	2,117,742
				7,751,256
	Biotechnology — 0.4%
1,412,000	Amgen, Inc.	4.40%	05/01/45	1,658,484
11,260,000	Gilead Sciences, Inc., 3 Mo. LIBOR + 0.52% (c)	0.71%	09/29/23	11,272,939

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
May 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Biotechnology (Continued)
$175,000	Gilead Sciences, Inc.	3.65%	03/01/26	$193,673
5,510,000	Regeneron Pharmaceuticals, Inc.	1.75%	09/15/30	5,173,079
				18,298,175
	Chemicals — 0.1%
4,839,000	International Flavors & Fragrances, Inc.	5.00%	09/26/48	5,977,803
	Commercial Services — 0.1%
2,500,000	RELX Capital, Inc.	3.00%	05/22/30	2,626,121
	Diversified Financial Services — 0.4%
1,485,000	Air Lease Corp.	3.50%	01/15/22	1,513,580
1,890,000	Air Lease Corp.	3.25%	03/01/25	2,007,280
940,000	Air Lease Corp., Medium-Term Note	0.70%	02/15/24	936,692
360,000	Air Lease Corp., Medium-Term Note	2.30%	02/01/25	371,914
6,755,000	Discover Financial Services	3.95%	11/06/24	7,423,960
6,562,000	GE Capital Funding LLC	4.40%	05/15/30	7,557,567
450,000	Raymond James Financial, Inc.	4.95%	07/15/46	572,328
				20,383,321
	Electric — 1.3%
2,000,000	AEP Transmission Co. LLC	3.75%	12/01/47	2,180,940
4,128,000	Alliant Energy Finance LLC (b)	3.75%	06/15/23	4,379,889
2,655,000	Alliant Energy Finance LLC (b)	1.40%	03/15/26	2,627,680
200,000	Ameren Illinois Co.	3.70%	12/01/47	222,845
3,000,000	Appalachian Power Co., Series Z	3.70%	05/01/50	3,144,477
750,000	Cleco Power LLC	6.00%	12/01/40	977,747
500,000	Consolidated Edison Co. of New York, Inc.	4.50%	05/15/58	589,337
1,695,000	Dominion Energy, Inc., Series A	3.30%	03/15/25	1,840,548
155,000	Duke Energy Carolinas LLC	3.70%	12/01/47	169,752
7,229,000	Duquesne Light Holdings, Inc. (b)	5.90%	12/01/21	7,411,602
750,000	Entergy Texas, Inc.	3.45%	12/01/27	810,130
11,418,000	FirstEnergy Transmission LLC (b)	2.87%	09/15/28	11,688,431
1,250,000	Interstate Power and Light Co.	3.25%	12/01/24	1,350,356
4,855,000	Interstate Power and Light Co.	2.30%	06/01/30	4,870,650
3,000,000	ITC Holdings Corp. (b)	2.95%	05/14/30	3,126,453
1,750,000	Jersey Central Power & Light Co. (b)	4.30%	01/15/26	1,944,255
830,000	Metropolitan Edison Co. (b)	4.00%	04/15/25	882,621
2,253,000	Metropolitan Edison Co. (b)	4.30%	01/15/29	2,497,420
10,000,000	Niagara Mohawk Power Corp. (b)	3.03%	06/27/50	9,425,947
825,000	Public Service Co. of New Mexico	3.85%	08/01/25	895,776
300,000	Southwestern Electric Power Co.	3.55%	02/15/22	304,496
700,000	Trans-Allegheny Interstate Line Co. (b)	3.85%	06/01/25	757,997
750,000	Tucson Electric Power Co.	5.15%	11/15/21	757,347
1,505,000	Xcel Energy, Inc.	4.80%	09/15/41	1,811,120
				64,667,816
	Engineering & Construction — 0.0%
1,091,000	PowerTeam Services LLC (b)	9.03%	12/04/25	1,206,270
	Entertainment — 0.0%
515,000	Churchill Downs, Inc. (b)	4.75%	01/15/28	529,997
	Environmental Control — 0.0%
1,722,000	Waste Pro USA, Inc. (b)	5.50%	02/15/26	1,757,275

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
May 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Food — 0.2%
$1,000,000	Kraft Heinz Foods Co.	5.00%	07/15/35	$1,184,824
2,635,000	Kraft Heinz Foods Co.	5.20%	07/15/45	3,123,155
2,755,000	Kraft Heinz Foods Co.	4.88%	10/01/49	3,172,794
97,000	Kroger (The) Co.	5.40%	01/15/49	126,921
20,000	Lamb Weston Holdings, Inc. (b)	4.63%	11/01/24	20,700
1,250,000	Post Holdings, Inc. (b)	5.50%	12/15/29	1,336,687
2,877,000	Post Holdings, Inc. (b)	4.63%	04/15/30	2,898,592
				11,863,673
	Forest Products & Paper — 0.0%
2,200,000	Georgia-Pacific LLC (b)	2.30%	04/30/30	2,224,636
	Gas — 0.0%
500,000	Piedmont Natural Gas Co., Inc.	3.35%	06/01/50	497,564
400,000	Southern Co. Gas Capital Corp.	5.88%	03/15/41	546,055
200,000	Spire, Inc.	3.54%	02/27/24	208,408
				1,252,027
	Healthcare-Products — 0.3%
2,390,000	Alcon Finance Corp. (b)	2.75%	09/23/26	2,537,989
1,500,000	Alcon Finance Corp. (b)	2.60%	05/27/30	1,520,131
3,015,000	DENTSPLY SIRONA, Inc.	3.25%	06/01/30	3,190,977
6,000,000	PerkinElmer, Inc.	2.55%	03/15/31	6,036,596
				13,285,693
	Healthcare-Services — 1.0%
120,000	Anthem, Inc.	3.65%	12/01/27	133,923
2,300,000	Anthem, Inc.	2.88%	09/15/29	2,419,353
4,800,000	Bon Secours Mercy Health, Inc., Series 20-2	2.10%	06/01/31	4,709,701
200,000	Centene Corp. (b)	5.38%	08/15/26	208,596
120,000	Centene Corp.	4.25%	12/15/27	126,158
4,135,000	CommonSpirit Health	2.76%	10/01/24	4,385,396
1,985,000	CommonSpirit Health	3.35%	10/01/29	2,131,343
1,475,000	CommonSpirit Health	2.78%	10/01/30	1,510,117
4,999,000	Fresenius Medical Care US Finance II, Inc. (b)	5.88%	01/31/22	5,171,548
7,704,000	HCA, Inc.	5.00%	03/15/24	8,595,342
950,000	HCA, Inc.	5.25%	04/15/25	1,095,160
3,250,000	HCA, Inc.	4.50%	02/15/27	3,691,937
7,263,000	HCA, Inc.	4.13%	06/15/29	8,144,715
400,000	HCA, Inc.	5.13%	06/15/39	488,965
500,000	Humana, Inc.	3.15%	12/01/22	517,139
360,000	Humana, Inc.	2.90%	12/15/22	372,903
1,386,000	Molina Healthcare, Inc.	5.38%	11/15/22	1,451,835
2,000,000	Molina Healthcare, Inc. (b)	4.38%	06/15/28	2,065,320
200,000	New York and Presbyterian (The) Hospital	3.56%	08/01/36	222,435
4,075,000	UnitedHealth Group, Inc.	3.05%	05/15/41	4,171,993
160,000	UnitedHealth Group, Inc.	4.45%	12/15/48	198,291
725,000	UnitedHealth Group, Inc.	3.88%	08/15/59	824,157
				52,636,327
	Insurance — 0.9%
3,855,000	Arthur J. Gallagher & Co.	2.50%	05/20/31	3,857,321
10,180,000	Athene Global Funding, SOFR + 0.70% (b) (c)	0.71%	05/24/24	10,206,875
700,000	Farmers Exchange Capital III (b) (d)	5.45%	10/15/54	864,618

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
May 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Insurance (Continued)
$600,000	Farmers Insurance Exchange (b)	8.63%	05/01/24	$725,487
3,495,000	Farmers Insurance Exchange (b) (d)	4.75%	11/01/57	3,870,717
7,000,000	National General Holdings Corp. (b)	6.75%	05/15/24	8,206,520
1,525,000	Nationwide Mutual Insurance Co., 3 Mo. LIBOR + 2.29% (b) (c)	2.47%	12/15/24	1,524,328
4,725,000	New York Life Insurance Co. (b)	3.75%	05/15/50	5,070,904
2,035,000	Pacific LifeCorp (b)	3.35%	09/15/50	2,047,021
1,790,000	Teachers Insurance & Annuity Association of America (b)	4.90%	09/15/44	2,235,987
3,910,000	Teachers Insurance & Annuity Association of America (b)	4.27%	05/15/47	4,498,494
3,770,000	Teachers Insurance & Annuity Association of America (b)	3.30%	05/15/50	3,736,244
240,000	Teachers Insurance & Annuity Association of America (b) (d)	4.38%	09/15/54	254,639
				47,099,155
	Internet — 0.1%
4,825,000	Amazon.com, Inc.	2.88%	05/12/41	4,812,608
	Media — 0.5%
2,475,000	Charter Communications Operating LLC / Charter Communications Operating Capital	4.91%	07/23/25	2,816,890
1,410,000	Charter Communications Operating LLC / Charter Communications Operating Capital	2.30%	02/01/32	1,326,411
1,471,000	Charter Communications Operating LLC / Charter Communications Operating Capital	5.38%	04/01/38	1,754,422
6,920,000	Charter Communications Operating LLC / Charter Communications Operating Capital	5.38%	05/01/47	8,105,677
100,000	Comcast Corp.	3.97%	11/01/47	112,544
345,000	CSC Holdings LLC (b)	5.38%	02/01/28	363,112
2,875,000	Diamond Sports Group LLC / Diamond Sports Finance Co. (b)	5.38%	08/15/26	2,131,094
2,450,000	Time Warner Cable LLC	5.50%	09/01/41	2,958,454
4,000,000	ViacomCBS, Inc.	4.20%	05/19/32	4,512,332
2,040,000	Walt Disney (The) Co.	2.65%	01/13/31	2,110,627
1,380,000	Walt Disney (The) Co.	3.60%	01/13/51	1,485,158
				27,676,721
	Miscellaneous Manufacturing — 0.2%
1,000,000	General Electric Co., Global Medium-Term Note	6.88%	01/10/39	1,459,479
1,000,000	General Electric Co., Medium-Term Note, 3 Mo. LIBOR + 0.38% (c)	0.56%	05/05/26	978,113
2,775,000	General Electric Co., Medium-Term Note	6.75%	03/15/32	3,770,942
1,395,000	General Electric Co., Medium-Term Note	5.88%	01/14/38	1,852,329
				8,060,863
	Oil & Gas — 0.1%
33,000	Endeavor Energy Resources L.P. / EER Finance, Inc. (b)	5.75%	01/30/28	34,978
635,000	Exxon Mobil Corp.	4.23%	03/19/40	735,519
3,180,000	Exxon Mobil Corp.	4.33%	03/19/50	3,780,719
400,000	Hess Corp.	5.60%	02/15/41	484,059
				5,035,275
	Packaging & Containers — 0.5%
1,995,000	Bemis Co., Inc.	2.63%	06/19/30	2,027,304
7,990,000	Berry Global, Inc. (b)	0.95%	02/15/24	8,027,074
4,157,000	Berry Global, Inc. (b)	1.57%	01/15/26	4,165,231
50,000	Graphic Packaging International LLC	4.88%	11/15/22	52,301
3,150,000	Graphic Packaging International LLC (b)	4.75%	07/15/27	3,401,401

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
May 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Packaging & Containers (Continued)
$140,000	Mauser Packaging Solutions Holding Co. (b)	5.50%	04/15/24	$141,461
1,840,000	Sealed Air Corp. (b)	4.00%	12/01/27	1,937,612
3,670,000	WRKCo, Inc.	3.00%	06/15/33	3,802,768
				23,555,152
	Pharmaceuticals — 1.4%
1,944,000	AbbVie, Inc.	3.80%	03/15/25	2,135,301
3,162,000	AbbVie, Inc.	4.50%	05/14/35	3,754,968
690,000	AbbVie, Inc.	4.05%	11/21/39	773,551
4,150,000	AbbVie, Inc.	4.40%	11/06/42	4,834,052
1,870,000	AbbVie, Inc.	4.45%	05/14/46	2,193,059
1,135,000	AbbVie, Inc.	4.25%	11/21/49	1,308,161
1,895,000	Bayer US Finance II LLC (b)	3.88%	12/15/23	2,039,561
1,045,000	Bayer US Finance II LLC (b)	3.38%	07/15/24	1,117,682
11,880,000	Bayer US Finance II LLC (b)	4.25%	12/15/25	13,332,272
3,160,000	Bayer US Finance II LLC (b)	4.38%	12/15/28	3,599,211
815,000	Bayer US Finance II LLC (b)	4.63%	06/25/38	945,031
425,000	Bayer US Finance II LLC (b)	4.40%	07/15/44	480,478
2,540,000	Bayer US Finance II LLC (b)	4.88%	06/25/48	3,049,509
852,000	Becton Dickinson and Co.	2.89%	06/06/22	872,859
3,385,000	Becton Dickinson and Co.	3.36%	06/06/24	3,644,168
1,000,000	Becton Dickinson and Co.	6.70%	08/01/28	1,251,079
2,000,000	Cigna Corp.	3.40%	03/01/27	2,201,822
75,000	Cigna Corp.	3.05%	10/15/27	81,174
4,204,000	Cigna Corp.	2.40%	03/15/30	4,248,425
1,030,000	Cigna Corp.	3.88%	10/15/47	1,115,851
2,129,000	Cigna Corp.	4.90%	12/15/48	2,659,334
150,000	CVS Health Corp.	3.88%	07/20/25	166,285
4,225,000	CVS Health Corp.	1.75%	08/21/30	4,027,033
1,850,000	CVS Health Corp.	5.13%	07/20/45	2,319,575
4,775,000	CVS Health Corp.	5.05%	03/25/48	5,933,561
535,000	Elanco Animal Health, Inc.	5.27%	08/28/23	579,493
2,443,000	Elanco Animal Health, Inc.	5.90%	08/28/28	2,817,976
				71,481,471
	Pipelines — 0.7%
145,000	Energy Transfer L.P.	5.20%	02/01/22	147,857
375,000	Energy Transfer L.P.	4.20%	04/15/27	412,853
198,000	Energy Transfer L.P.	5.50%	06/01/27	231,960
2,030,000	Energy Transfer L.P.	4.95%	06/15/28	2,328,402
315,000	Energy Transfer L.P.	3.75%	05/15/30	335,837
3,200,000	Energy Transfer L.P.	4.90%	03/15/35	3,586,026
1,463,000	Energy Transfer L.P.	6.50%	02/01/42	1,833,845
1,135,000	Energy Transfer L.P.	5.30%	04/01/44	1,256,647
260,000	Energy Transfer L.P.	5.15%	03/15/45	286,378
2,600,000	Energy Transfer L.P.	6.13%	12/15/45	3,138,589
3,606,000	Energy Transfer L.P.	5.40%	10/01/47	4,099,864
1,225,000	Energy Transfer L.P.	5.00%	05/15/50	1,358,356
1,270,000	Kinder Morgan Energy Partners L.P.	5.80%	03/15/35	1,604,814
650,000	Kinder Morgan, Inc.	5.30%	12/01/34	783,434
922,000	NGPL PipeCo LLC (b)	4.38%	08/15/22	955,237
3,640,000	NGPL PipeCo LLC (b)	4.88%	08/15/27	4,167,996
270,240	Pipeline Funding Co. LLC (b)	7.50%	01/15/30	349,208

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
May 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Pipelines (Continued)
$150,000	Plains All American Pipeline L.P. / PAA Finance Corp.	2.85%	01/31/23	$154,237
50,000	Plains All American Pipeline L.P. / PAA Finance Corp.	4.65%	10/15/25	55,995
425,000	Plains All American Pipeline L.P. / PAA Finance Corp.	3.55%	12/15/29	441,844
1,350,000	Plains All American Pipeline L.P. / PAA Finance Corp.	3.80%	09/15/30	1,423,401
716,000	Rockies Express Pipeline LLC (b)	4.95%	07/15/29	734,881
1,500,000	Rockies Express Pipeline LLC (b)	4.80%	05/15/30	1,501,148
1,360,000	Rockies Express Pipeline LLC (b)	6.88%	04/15/40	1,465,679
329,909	Ruby Pipeline LLC (b)	8.00%	04/01/22	292,105
325,000	Sabine Pass Liquefaction LLC	5.63%	03/01/25	373,459
1,000,000	Sabine Pass Liquefaction LLC	5.00%	03/15/27	1,159,341
1,000,000	TC PipeLines L.P.	4.38%	03/13/25	1,107,447
1,775,000	TransMontaigne Partners L.P. / TLP Finance Corp.	6.13%	02/15/26	1,800,391
500,000	Williams Cos (The), Inc.	5.10%	09/15/45	592,399
				37,979,630
	Real Estate Investment Trusts — 1.5%
250,000	Alexandria Real Estate Equities, Inc.	4.30%	01/15/26	281,489
1,107,000	Alexandria Real Estate Equities, Inc.	3.80%	04/15/26	1,235,451
612,000	Alexandria Real Estate Equities, Inc.	4.50%	07/30/29	707,285
4,320,000	American Campus Communities Operating Partnership L.P.	3.75%	04/15/23	4,540,929
800,000	American Campus Communities Operating Partnership L.P.	4.13%	07/01/24	874,694
4,545,000	American Campus Communities Operating Partnership L.P.	3.30%	07/15/26	4,908,796
332,000	American Campus Communities Operating Partnership L.P.	3.63%	11/15/27	364,328
215,000	American Tower Corp.	3.00%	06/15/23	225,756
785,000	Boston Properties L.P.	3.20%	01/15/25	842,522
2,945,000	Boston Properties L.P.	3.25%	01/30/31	3,096,122
625,000	CC Holdings GS V LLC / Crown Castle GS III Corp.	3.85%	04/15/23	664,335
750,000	CubeSmart L.P.	4.38%	02/15/29	846,935
3,425,000	CyrusOne L.P. / CyrusOne Finance Corp.	2.90%	11/15/24	3,631,425
1,945,000	CyrusOne L.P. / CyrusOne Finance Corp.	2.15%	11/01/30	1,834,293
1,150,000	GLP Capital L.P. / GLP Financing II, Inc.	5.38%	11/01/23	1,257,801
4,785,000	GLP Capital L.P. / GLP Financing II, Inc.	3.35%	09/01/24	5,082,675
2,135,000	GLP Capital L.P. / GLP Financing II, Inc.	5.25%	06/01/25	2,414,483
5,705,000	GLP Capital L.P. / GLP Financing II, Inc.	5.38%	04/15/26	6,524,181
1,210,000	GLP Capital L.P. / GLP Financing II, Inc.	5.30%	01/15/29	1,397,592
3,525,000	GLP Capital L.P. / GLP Financing II, Inc.	4.00%	01/15/30	3,739,866
914,000	Healthcare Realty Trust, Inc.	3.63%	01/15/28	992,473
2,000,000	Healthcare Realty Trust, Inc.	2.05%	03/15/31	1,912,465
2,000,000	Healthcare Trust of America Holdings L.P.	3.10%	02/15/30	2,092,373
3,490,000	Healthcare Trust of America Holdings L.P.	2.00%	03/15/31	3,310,740
3,335,000	Hudson Pacific Properties L.P.	3.95%	11/01/27	3,642,324
1,000,000	Hudson Pacific Properties L.P.	4.65%	04/01/29	1,137,691
1,000,000	Kilroy Realty L.P.	3.45%	12/15/24	1,072,943
860,000	Kilroy Realty L.P.	2.50%	11/15/32	829,050
1,300,000	Kimco Realty Corp.	3.40%	11/01/22	1,348,528
1,605,000	Lexington Realty Trust	2.70%	09/15/30	1,606,240
200,000	Life Storage L.P.	3.88%	12/15/27	224,218
1,135,000	Life Storage L.P.	2.20%	10/15/30	1,101,649
350,000	Piedmont Operating Partnership L.P.	3.40%	06/01/23	364,713
670,000	Piedmont Operating Partnership L.P.	3.15%	08/15/30	667,350
22,000	SBA Communications Corp.	4.88%	09/01/24	22,481
6,580,000	SL Green Operating Partnership L.P., 3 Mo. LIBOR + 0.98% (c)	1.14%	08/16/21	6,580,239
300,000	SL Green Operating Partnership L.P.	3.25%	10/15/22	309,856

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
May 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Real Estate Investment Trusts (Continued)
$550,000	SL Green Realty Corp.	4.50%	12/01/22	$574,924
1,000,000	Ventas Realty L.P.	2.65%	01/15/25	1,054,661
400,000	Ventas Realty L.P.	3.85%	04/01/27	447,118
2,150,000	Ventas Realty L.P.	4.88%	04/15/49	2,570,685
550,000	WEA Finance LLC (b)	3.15%	04/05/22	559,496
75,000	Welltower, Inc.	4.50%	01/15/24	81,725
1,125,000	Welltower, Inc.	4.00%	06/01/25	1,246,360
				78,221,260
	Retail — 0.2%
7,335,000	7-Eleven, Inc. (b)	0.80%	02/10/24	7,332,111
2,535,000	Magic Mergeco, Inc. (b)	5.25%	05/01/28	2,569,869
770,000	McDonald’s Corp., Medium-Term Note	3.63%	09/01/49	811,754
500,000	Walgreens Boots Alliance, Inc.	3.30%	11/18/21	504,309
				11,218,043
	Semiconductors — 0.1%
5,400,000	Intel Corp.	4.75%	03/25/50	6,890,917
	Software — 0.3%
140,000	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc. (b)	5.75%	03/01/25	142,638
1,400,000	Fiserv, Inc.	2.25%	06/01/27	1,448,931
510,000	Fiserv, Inc.	2.65%	06/01/30	521,582
4,685,000	Oracle Corp.	2.88%	03/25/31	4,806,679
7,480,000	Oracle Corp.	3.95%	03/25/51	7,783,340
				14,703,170
	Telecommunications — 2.4%
4,945,000	AT&T, Inc. (b)	2.55%	12/01/33	4,786,432
3,175,000	AT&T, Inc.	4.50%	05/15/35	3,648,836
3,500,000	AT&T, Inc.	5.25%	03/01/37	4,335,527
3,140,000	AT&T, Inc.	4.30%	12/15/42	3,468,408
8,270,000	AT&T, Inc.	4.75%	05/15/46	9,697,773
3,880,000	AT&T, Inc.	4.50%	03/09/48	4,374,710
14,047,000	AT&T, Inc. (b)	3.80%	12/01/57	13,907,560
2,200,000	Frontier Communications Holdings LLC (b)	5.00%	05/01/28	2,257,750
4,500,000	SES GLOBAL Americas Holdings G.P. (b)	5.30%	03/25/44	5,205,773
3,249,000	Sprint Corp.	7.88%	09/15/23	3,685,536
405,625	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC (b)	3.36%	09/20/21	406,941
7,115,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC (b)	4.74%	03/20/25	7,639,518
18,250,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC (b)	5.15%	03/20/28	20,934,301
2,535,000	T-Mobile USA, Inc.	1.50%	02/15/26	2,545,913
4,987,000	T-Mobile USA, Inc.	2.25%	02/15/26	5,035,374
5,090,000	T-Mobile USA, Inc. (b)	2.25%	02/15/26	5,139,373
3,655,000	T-Mobile USA, Inc.	3.75%	04/15/27	4,024,100
2,300,000	T-Mobile USA, Inc.	3.88%	04/15/30	2,522,560
4,600,000	T-Mobile USA, Inc.	2.55%	02/15/31	4,568,168
2,845,000	T-Mobile USA, Inc.	4.38%	04/15/40	3,190,326
750,000	T-Mobile USA, Inc.	4.50%	04/15/50	849,682
2,515,000	Verizon Communications, Inc.	2.10%	03/22/28	2,551,361

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
May 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Telecommunications (Continued)
$7,505,000	Verizon Communications, Inc.	2.55%	03/21/31	$7,559,150
				122,335,072
	Total Corporate Bonds and Notes			856,852,532
	(Cost $835,232,788)

MORTGAGE-BACKED SECURITIES — 8.1%
	Collateralized Mortgage Obligations — 5.7%
	Alternative Loan Trust
6,166,678	Series 2005-16, Class A4, 1 Mo. LIBOR + 0.48% (c)	0.57%	06/25/35	5,777,193
866,934	Series 2005-56, Class 1A1, 1 Mo. LIBOR + 1.46% (c)	1.55%	11/25/35	848,885
7,763,825	Series 2005-67CB, Class A1	5.50%	01/25/36	7,335,381
3,100,041	Series 2007-13, Class A1	6.00%	06/25/47	2,344,073
	American Home Mortgage Assets Trust
13,795,470	Series 2007-1, Class A1, 12 Mo. Treasury Average + 0.70% (c)	0.83%	02/25/47	7,946,454
	American Home Mortgage Investment Trust
2,040,865	Series 2005-4, Class 1A1, 1 Mo. LIBOR + 0.58% (c)	0.67%	11/25/45	1,992,882
	Banc of America Funding Trust
715,000	Series 2014-R6, Class 2A13 (b) (e)	0.37%	07/26/36	699,225
	Bear Stearns Mortgage Funding Trust
128,951	Series 2006-AR1, Class 1A1, 1 Mo. LIBOR + 0.21% (c)	0.30%	07/25/36	123,203
3,091,966	Series 2006-AR3, Class 1A1, 1 Mo. LIBOR + 0.18% (c)	0.27%	10/25/36	2,950,807
4,270,943	Series 2006-AR5, Class 2A1, 1 Mo. LIBOR + 0.19% (c)	0.28%	01/25/37	3,981,898
216,376	Series 2007-AR5, Class 1A1G, 1 Mo. LIBOR + 0.16% (c)	0.25%	06/25/47	206,002
	CIM Trust
9,646,459	Series 2018-R6, Class A1, 1 Mo. LIBOR + 1.08% (b) (c)	1.19%	09/25/58	9,578,864
4,047,421	Series 2019-R1, Class A (b)	3.25%	10/25/58	3,770,196
4,995,038	Series 2019-R4, Class A1 (b)	3.00%	10/25/59	4,887,281
8,423,205	Series 2020-R3, Class A1A (b)	4.00%	01/26/60	8,019,835
10,551,014	Series 2020-R4, Class A1A (b) (f)	3.30%	06/25/60	10,531,355
21,112,000	Series 2020-R7, Class A1B (b) (f)	2.25%	12/27/61	18,103,407
10,233,683	Series 2021-NR3, Class A1, steps up to 5.57% on 04/26/24 (b) (g)	2.57%	06/25/57	10,254,383
24,491,827	Series 2021-R3, Class A1A (b)	1.95%	06/25/57	24,788,710
	CitiMortgage Alternative Loan Trust
2,682,175	Series 2006-A4, Class 1A8	6.00%	09/25/36	2,639,103
	Credit Suisse Mortgage Trust
10,453,039	Series 2007-2, Class 1A4	5.75%	03/25/37	8,497,504
29,207,247	Series 2007-3, Class 1A1A	5.84%	04/25/37	10,972,196
58,747	Series 2010-7R, Class 1A12 (b)	4.00%	01/26/37	58,939
129,707	Series 2010-8R, Class 4A5 (b) (e)	2.89%	12/26/35	130,780
114,078	Series 2010-8R, Class 10A5 (b) (e)	3.01%	04/26/47	114,001
11,632,381	Series 2019-RPL8, Class A1 (b)	3.32%	10/25/58	11,728,293
	GMACM Mortgage Loan Trust
1,561,640	Series 2006-AR1, Class 1A1 (e)	3.05%	04/19/36	1,369,963
1,767,393	Series 2006-J1, Class A4	5.75%	04/25/36	1,774,229
	GreenPoint Mortgage Funding Trust
138,941	Series 2006-AR1, Class A1A, 1 Mo. LIBOR + 0.58% (c)	0.67%	02/25/36	138,176
	GSR Mortgage Loan Trust
25,238,835	Series 2006-OA1, Class 2A2, 1 Mo. LIBOR + 0.52% (c)	0.61%	08/25/46	14,833,812

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
May 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	HarborView Mortgage Loan Trust
$470,412	Series 2005-10, Class 2A1A, 1 Mo. LIBOR + 0.62% (c)	0.72%	11/19/35	$430,713
1,432,658	Series 2007-7, Class 1A1, 1 Mo. LIBOR + 1.00% (c)	1.09%	10/25/37	1,387,170
	HomeBanc Mortgage Trust
934,710	Series 2004-2, Class A1, 1 Mo. LIBOR + 0.74% (c)	0.83%	12/25/34	986,309
	Impac CMB Trust
252,247	Series 2005-2, Class 1A1, 1 Mo. LIBOR + 0.52% (c)	0.61%	04/25/35	252,234
845,267	Series 2005-4, Class 1A1A, 1 Mo. LIBOR + 0.54% (c)	0.63%	05/25/35	842,104
	IndyMac INDX Mortgage Loan Trust
1,637,557	Series 2005-AR14, Class 2A1A, 1 Mo. LIBOR + 0.60% (c)	0.69%	07/25/35	1,535,977
21,945,701	Series 2005-AR29, Class A1 (e)	3.07%	01/25/36	21,282,794
4,301,119	Series 2006-AR6, Class 2A1A, 1 Mo. LIBOR + 0.40% (c)	0.49%	06/25/46	3,932,365
5,164,284	Series 2007-FLX4, Class 2A2, 1 Mo. LIBOR + 0.25% (c)	0.34%	07/25/37	4,991,282
	JP Morgan Mortgage Trust
1,924,351	Series 2006-A4, Class 1A1 (e)	3.00%	06/25/36	1,696,574
	Lehman XS Trust
301,452	Series 2006-16N, Class A4A, 1 Mo. LIBOR + 0.19% (c)	0.28%	11/25/46	285,404
5,914,656	Series 2007-16N, Class 1A1, 1 Mo. LIBOR + 0.47% (c)	0.56%	09/25/47	5,885,604
3,282,897	Series 2007-16N, Class 2A1, 1 Mo. LIBOR + 0.40% (c)	0.49%	09/25/47	3,164,418
	Merrill Lynch Alternative Note Asset Trust
4,550,782	Series 2007-OAR3, Class A1, 1 Mo. LIBOR + 0.19% (c)	0.28%	07/25/47	4,318,763
	Morgan Stanley Mortgage Loan Trust
801,310	Series 2004-6AR, Class 1M1, 1 Mo. LIBOR + 0.98% (c)	1.07%	07/25/34	812,409
50,646	Series 2005-2AR, Class A, 1 Mo. LIBOR + 0.26% (c)	0.35%	04/25/35	50,348
	MortgageIT Trust
79,589	Series 2005-5, Class A1, 1 Mo. LIBOR + 0.52% (c)	0.61%	12/25/35	79,991
	Nomura Resecuritization Trust
2,108,997	Series 2015-5R, Class 1A1 (b)	4.00%	08/26/37	2,159,551
	Opteum Mortgage Acceptance Corp.
1,227,364	Series 2005-5, Class 1A1D, 1 Mo. LIBOR + 0.76% (c)	0.85%	12/25/35	1,235,806
396,006	Series 2006-1, Class 1APT, 1 Mo. LIBOR + 0.42% (c)	0.51%	04/25/36	374,509
	RALI Trust
8,758,451	Series 2007-QS7, Class 1A1	6.00%	05/25/37	8,601,572
4,103,988	Series 2007-QS9, Class A33	6.50%	07/25/37	4,039,678
	RFMSI Trust
8,676,166	Series 2007-S6, Class 1A4	6.00%	06/25/37	8,678,596
	Stanwich Mortgage Loan Co. LLC
3,676,792	Series 2019-RPL1, Class A, steps up to 4.72% on 12/15/22 (b) (g)	3.72%	02/15/49	3,718,663
	Structured Adjustable Rate Mortgage Loan Trust
29,990	Series 2004-12, Class 3A1 (e)	2.48%	09/25/34	30,635
27,348,791	Series 2006-2, Class 4A1 (e)	3.23%	03/25/36	21,443,019
	Structured Asset Mortgage Investments II Trust
2,835,789	Series 2006-AR1, Class 3A1, 1 Mo. LIBOR + 0.46% (c)	0.55%	02/25/36	2,719,128
8,219,739	Series 2006-AR7, Class A1A, 1 Mo. LIBOR + 0.42% (c)	0.51%	08/25/36	8,267,344
4,251,047	Series 2007-AR6, Class A1, 12 Mo. Treasury Average + 1.50% (c)	1.63%	08/25/47	4,167,715
	WaMu Mortgage Pass-Through Certificates Trust
99,253	Series 2005-AR1, Class A2A1, 1 Mo. LIBOR + 0.68% (c)	0.77%	01/25/45	99,145
187,583	Series 2005-AR15, Class A1A1, 1 Mo. LIBOR + 0.52% (c)	0.61%	11/25/45	184,861
263,925	Series 2006-AR3, Class A1A, 12 Mo. Treasury Average + 1.00% (c)	1.13%	02/25/46	265,945

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
May 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	WaMu Mortgage Pass-Through Certificates Trust (Continued)
$394,501	Series 2006-AR4, Class 1A1A, 12 Mo. Treasury Average + 0.94% (c)	1.09%	05/25/46	$395,288
				294,712,944
	Commercial Mortgage-Backed Securities — 2.4%
	BX Commercial Mortgage Trust
10,211,203	Series 2019-XL, Class A, 1 Mo. LIBOR + 0.92% (b) (c)	1.02%	10/15/36	10,234,427
	Citigroup Commercial Mortgage Trust
14,620,261	Series 2020-WSS, Class A, 1 Mo. LIBOR + 1.95% (b) (c)	2.05%	02/15/39	15,078,960
	COMM Mortgage Trust
8,249,616	Series 2012-CR4, Class A3	2.85%	10/15/45	8,460,830
206,646	Series 2012-CR5, Class A3	2.54%	12/10/45	210,441
315,000	Series 2012-CR5, Class A4	2.77%	12/10/45	324,466
13,200,000	Series 2013-SFS, Class A2 (b) (e)	2.99%	04/12/35	13,532,357
	DBJPM Mortgage Trust
2,050,000	Series 2016-SFC, Class A (b)	2.83%	08/10/36	2,110,569
	DROP Mortgage Trust
12,284,000	Series 2021-FILE, Class B, 1 Mo. LIBOR + 1.70% (b) (c)	1.80%	04/15/26	12,344,051
	Eleven Madison Mortgage Trust
305,000	Series 2015-11MD, Class A (b) (e)	3.55%	09/10/35	332,657
	GS Mortgage Securities Corp. Trust
25,000,000	Series 2012-ALOH, Class A (b)	3.55%	04/10/34	25,356,780
9,581,658	Series 2019-70P, Class A, 1 Mo. LIBOR + 1.00% (b) (c)	1.10%	10/15/36	9,590,232
	JP Morgan Chase Commercial Mortgage Securities Trust
5,616,787	Series 2012-HSBC, Class A (b)	3.09%	07/05/32	5,734,882
	Manhattan West
3,855,000	Series 2020-1MW, Class A (b)	2.13%	09/10/39	3,939,800
	MKT Mortgage Trust
1,730,000	Series 2020-525M, Class A (b)	2.69%	02/12/40	1,800,188
	Natixis Commercial Mortgage Securities Trust
1,490,000	Series 2020-2PAC, Class A (b)	2.97%	12/15/38	1,566,284
	SFAVE Commercial Mortgage Securities Trust
9,265,000	Series 2015-5AVE, Class A2A (b) (e)	3.66%	01/05/43	10,065,917
50,000	Series 2015-5AVE, Class A2B (b) (e)	4.14%	01/05/43	53,905
	UBS-Barclays Commercial Mortgage Trust
242,490	Series 2013-C6, Class A3	2.97%	04/10/46	249,765
				120,986,511
	Total Mortgage-Backed Securities			415,699,455
	(Cost $416,136,777)

ASSET-BACKED SECURITIES — 7.1%
	ACE Securities Corp. Home Equity Loan Trust
17,264,771	Series 2007-HE1, Class A1, 1 Mo. LIBOR + 0.15% (c)	0.24%	01/25/37	11,627,935
14,902,126	Series 2007-WM2, Class A1, 1 Mo. LIBOR + 0.21% (c)	0.30%	02/25/37	8,806,300
	AGL CLO 1 Ltd.
13,000,000	Series 2021-12A, Class A1 (b) (c) (h)	0.00%	07/20/34	13,007,878
	Ajax Mortgage Loan Trust
4,181,696	Series 2019-F, Class A1, steps up to 3.86% on 11/25/26 (b) (g)	2.86%	07/25/59	4,235,615

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
May 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

ASSET-BACKED SECURITIES (Continued)
	Ammc CLO 19 Ltd.
$3,680,589	Series 2016-19A, Class AR, 3 Mo. LIBOR + 1.14% (b) (c)	1.32%	10/16/28	$3,683,823
	Argent Securities, Inc., Asset-Backed Pass-Through Certificates
232,998	Series 2005-W2, Class M1, 1 Mo. LIBOR + 0.74% (c)	0.83%	10/25/35	232,974
	Asset Backed Funding Certificates Trust
10,044,612	Series 2006-HE1, Class A2B, 1 Mo. LIBOR + 0.11% (c)	0.20%	01/25/37	7,061,821
70,924	Series 2006-OPT1, Class A2, 1 Mo. LIBOR + 0.28% (c)	0.37%	09/25/36	70,463
	Barings CLO Ltd.
356,860	Series 2013-IA, Class AR, 3 Mo. LIBOR + 0.80% (b) (c)	0.99%	01/20/28	357,116
595,490	Series 2016-2A, Class AR, 3 Mo. LIBOR + 1.08% (b) (c)	1.27%	07/20/28	595,860
12,500,000	Series 2019-2A, Class A2R, 3 Mo. LIBOR + 1.70% (b) (c)	1.86%	04/15/36	12,500,801
	Brazos Higher Education Authority, Inc.
270,000	Series 2011-1, Class A3, 3 Mo. LIBOR + 1.05% (c)	1.20%	11/25/33	275,390
300,000	Series 2011-2, Class A3, 3 Mo. LIBOR + 1.00% (c)	1.18%	10/27/36	301,874
	Carrington Mortgage Loan Trust
1,251,392	Series 2006-OPT1, Class M1, 1 Mo. LIBOR + 0.53% (c)	0.62%	02/25/36	1,247,704
	Citigroup Mortgage Loan Trust
1,211,258	Series 2006-HE2, Class M1, 1 Mo. LIBOR + 0.29% (c)	0.38%	08/25/36	1,205,246
	Dryden Senior Loan Fund
900,000	Series 2013-26A, Class AR, 3 Mo. LIBOR + 0.90% (b) (c)	1.08%	04/15/29	900,194
572,000	Series 2013-28A, Class A1LR, 3 Mo. LIBOR + 1.20% (b) (c)	1.36%	08/15/30	572,880
	ECMC Group Student Loan Trust
1,637,462	Series 2017-2A, Class A, 1 Mo. LIBOR + 1.05% (b) (c)	1.14%	05/25/67	1,674,938
	EFS Volunteer No 3 LLC
130,348	Series 2012-1, Class A3, 1 Mo. LIBOR + 1.00% (b) (c)	1.09%	04/25/33	131,229
	First Franklin Mortgage Loan Trust
20,305,525	Series 2006-FF13, Class A2C, 1 Mo. LIBOR + 0.32% (c)	0.41%	10/25/36	16,586,355
14,582,087	Series 2007-FF2, Class A1, 1 Mo. LIBOR + 0.14% (c)	0.23%	03/25/37	9,794,762
	GE-WMC Mortgage Securities LLC
780,257	Series 2005-1, Class M1, 1 Mo. LIBOR + 0.66% (c)	0.75%	10/25/35	775,571
	GoldenTree Loan Management US CLO Ltd.
5,000,000	Series 2020-8A, Class A, 3 Mo. LIBOR + 1.55% (b) (c)	1.74%	07/20/31	5,023,908
	GSAA Home Equity Trust
1,328,080	Series 2005-6, Class M1, 1 Mo. LIBOR + 0.65% (c)	0.74%	06/25/35	1,336,527
	GSAMP Trust
15,373,221	Series 2006-NC2, Class A2C, 1 Mo. LIBOR + 0.30% (c)	0.39%	06/25/36	10,832,349
10,940,131	Series 2007-FM2, Class A1, 1 Mo. LIBOR + 0.14% (c)	0.23%	01/25/37	8,054,057
	JP Morgan Mortgage Acquisition Trust
109,293	Series 2006-ACC1, Class M1, 1 Mo. LIBOR + 0.27% (c)	0.36%	05/25/36	109,376
2,465,936	Series 2006-WF1, Class A6	6.50%	07/25/36	1,079,932
20,555,176	Series 2006-WMC2, Class A4, 1 Mo. LIBOR + 0.30% (c)	0.39%	07/25/36	12,076,867
21,748,168	Series 2006-WMC2, Class A5, 1 Mo. LIBOR + 0.50% (c)	0.59%	07/25/36	13,042,428
405,000	Series 2007-CH2, Class MV1, 1 Mo. LIBOR + 0.28% (c)	0.37%	01/25/37	402,794
	Legacy Mortgage Asset Trust
3,008,628	Series 2019-GS1, Class A1 (b) (g)	4.00%	01/25/59	3,018,869
1,928,235	Series 2019-GS4, Class A1 (b) (g)	3.44%	05/25/59	1,936,109
	Lehman XS Trust
3,789,948	Series 2006-9, Class A1C, 1 Mo. LIBOR + 0.52% (c)	0.61%	05/25/46	3,632,690
	Long Beach Mortgage Loan Trust
711,998	Series 2006-1, Class 1A, 1 Mo. LIBOR + 0.44% (c)	0.53%	02/25/36	699,326
	Magnetite VII Ltd.
4,657,518	Series 2012-7A, Class A1R2, 3 Mo. LIBOR + 0.80% (b) (c)	0.98%	01/15/28	4,661,277

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
May 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

ASSET-BACKED SECURITIES (Continued)
	Magnetite XXVII Ltd.
$2,500,000	Series 2020-27A, Class A1, 3 Mo. LIBOR + 1.55% (b) (c)	1.74%	07/20/33	$2,503,115
	Mastr Asset Backed Securities Trust
7,912,066	Series 2006-WMC3, Class A2, 1 Mo. LIBOR + 0.05% (c)	0.14%	08/25/36	3,664,940
	Merrill Lynch First Franklin Mortgage Loan Trust
339,671	Series 2007-3, Class A2B, 1 Mo. LIBOR + 0.13% (c)	0.22%	06/25/37	306,344
	Mid-State Trust
158,928	Series 2003-11, Class A1	4.86%	07/15/38	168,293
	Morgan Stanley ABS Capital I, Inc. Trust
11,860,055	Series 2006-HE4, Class A3, 1 Mo. LIBOR + 0.30% (c)	0.39%	06/25/36	7,842,146
6,297,281	Series 2006-HE8, Class A2B, 1 Mo. LIBOR + 0.10% (c)	0.19%	10/25/36	3,668,574
728,129	Series 2006-NC1, Class M1, 1 Mo. LIBOR + 0.57% (c)	0.66%	12/25/35	725,892
6,903,077	Series 2007-HE1, Class A2D, 1 Mo. LIBOR + 0.23% (c)	0.32%	11/25/36	5,117,868
29,455,232	Series 2007-HE2, Class A2D, 1 Mo. LIBOR + 0.21% (c)	0.30%	01/25/37	18,255,731
8,168,248	Series 2007-NC3, Class A2D, 1 Mo. LIBOR + 0.26% (c)	0.35%	05/25/37	7,036,172
	Navient Student Loan Trust
257,986	Series 2014-1, Class A3, 1 Mo. LIBOR + 0.51% (c)	0.60%	06/25/31	256,358
219,676	Series 2014-3, Class A, 1 Mo. LIBOR + 0.62% (c)	0.71%	03/25/83	217,434
183,871	Series 2015-1, Class A2, 1 Mo. LIBOR + 0.60% (c)	0.69%	04/25/40	184,019
1,750,000	Series 2016-2A, Class A3, 1 Mo. LIBOR + 1.50% (b) (c)	1.59%	06/25/65	1,818,862
3,855,407	Series 2016-5A, Class A, 1 Mo. LIBOR + 1.25% (b) (c)	1.34%	06/25/65	3,945,896
300,000	Series 2017-3A, Class A3, 1 Mo. LIBOR + 1.05% (b) (c)	1.14%	07/26/66	306,271
3,361,552	Series 2017-5A, Class A, 1 Mo. LIBOR + 0.80% (b) (c)	0.89%	07/26/66	3,398,836
	New Century Home Equity Loan Trust
2,408,975	Series 2005-4, Class M3, 1 Mo. LIBOR + 0.83% (c)	0.92%	09/25/35	2,413,631
	OCP CLO Ltd.
6,200,000	Series 2020-19A, Class A1, 3 Mo. LIBOR + 1.75% (b) (c)	1.94%	07/20/31	6,210,924
8,620,000	Series 2021-21A, Class B (b) (c) (h)	0.00%	07/20/34	8,625,172
	Palmer Square Loan Funding Ltd.
117,738	Series 2019-1A, Class A1, 3 Mo. LIBOR + 1.05% (b) (c)	1.24%	04/20/27	117,885
1,231,449	Series 2019-4A, Class A1, 3 Mo. LIBOR + 0.90% (b) (c)	1.08%	10/24/27	1,232,432
	Residential Asset Securities Corp.
186,863	Series 2006-EMX3, Class A3, 1 Mo. LIBOR + 0.56% (c)	0.65%	04/25/36	184,724
1,273,128	Series 2006-KS3, Class M1, 1 Mo. LIBOR + 0.50% (c)	0.59%	04/25/36	1,251,468
	Rockford Tower CLO Ltd.
10,000,000	Series 2017-3A, Class A, 3 Mo. LIBOR + 1.19% (b) (c)	1.38%	10/20/30	10,002,990
	Saxon Asset Securities Trust
660,170	Series 2007-2, Class A2C, 1 Mo. LIBOR + 0.24% (c)	0.33%	05/25/47	570,895
	Securitized Asset-Backed Receivables LLC Trust
93,843	Series 2006-OP1, Class M2, 1 Mo. LIBOR + 0.59% (c)	0.68%	10/25/35	93,793
26,150,533	Series 2006-WM4, Class A1, 1 Mo. LIBOR + 0.19% (b) (c)	0.28%	11/25/36	16,199,709
	Skyline Aircraft Finance LLC
13,809,905	Series 2020-1, Class A (i)	3.23%	05/10/38	13,809,905
	SLC Student Loan Trust
5,054,000	Series 2006-1, Class A6, 3 Mo. LIBOR + 0.16% (c)	0.34%	03/15/55	4,963,172
130,000	Series 2006-2, Class A6, 3 Mo. LIBOR + 0.16% (c)	0.34%	09/15/39	126,824
1,738,563	Series 2008-1, Class A4A, 3 Mo. LIBOR + 1.60% (c)	1.78%	12/15/32	1,787,988
	SLM Student Loan Trust
78,013	Series 2003-10A, Class A3, 3 Mo. LIBOR + 0.47% (b) (c)	0.65%	12/15/27	78,039
550,457	Series 2005-9, Class A7A, 3 Mo. LIBOR + 0.60% (c)	0.78%	01/25/41	548,996
11,363	Series 2007-6, Class A4, 3 Mo. LIBOR + 0.38% (c)	0.56%	10/25/24	11,359
80,000	Series 2007-7, Class B, 3 Mo. LIBOR + 0.75% (c)	0.93%	10/27/70	72,822
846,721	Series 2008-1, Class A4, 3 Mo. LIBOR + 0.65% (c)	0.83%	01/25/22	821,434
4,972,890	Series 2008-2, Class A3, 3 Mo. LIBOR + 0.75% (c)	0.93%	04/25/23	4,918,913

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
May 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

ASSET-BACKED SECURITIES (Continued)
	SLM Student Loan Trust (Continued)
$130,000	Series 2008-2, Class B, 3 Mo. LIBOR + 1.20% (c)	1.38%	01/25/83	$117,060
700,000	Series 2008-3, Class B, 3 Mo. LIBOR + 1.20% (c)	1.38%	04/26/83	654,832
5,043,369	Series 2008-6, Class A4, 3 Mo. LIBOR + 1.10% (c)	1.28%	07/25/23	5,049,195
320,000	Series 2008-7, Class B, 3 Mo. LIBOR + 1.85% (c)	2.03%	07/26/83	319,622
2,384,962	Series 2008-8, Class A4, 3 Mo. LIBOR + 1.50% (c)	1.68%	04/25/23	2,401,099
4,150,000	Series 2011-2, Class A2, 1 Mo. LIBOR + 1.20% (c)	1.29%	10/25/34	4,220,792
717,478	Series 2012-2, Class A, 1 Mo. LIBOR + 0.70% (c)	0.79%	01/25/29	704,523
700,768	Series 2012-3, Class A, 1 Mo. LIBOR + 0.65% (c)	0.74%	12/27/38	704,586
261,117	Series 2012-6, Class A3, 1 Mo. LIBOR + 0.75% (c)	0.84%	05/26/26	258,853
3,769,272	Series 2012-7, Class A3, 1 Mo. LIBOR + 0.65% (c)	0.74%	05/26/26	3,690,213
555,000	Series 2012-7, Class B, 1 Mo. LIBOR + 1.80% (c)	1.89%	09/25/43	558,177
133,760	Series 2013-2, Class A, 1 Mo. LIBOR + 0.45% (c)	0.54%	06/25/43	134,095
	Soundview Home Loan Trust
7,598,669	Series 2007-OPT4, Class 1A1, 1 Mo. LIBOR + 1.00% (c)	1.09%	09/25/37	6,130,413
	Structured Asset Investment Loan Trust
845,336	Series 2004-6, Class A3, 1 Mo. LIBOR + 0.80% (c)	0.89%	07/25/34	836,821
192,603	Series 2005-2, Class M2, 1 Mo. LIBOR + 0.74% (c)	0.83%	03/25/35	192,239
	Structured Asset Securities Corp. Mortgage Loan Trust
1,350,000	Series 2005-NC2, Class M5, 1 Mo. LIBOR + 0.93% (c)	1.02%	05/25/35	1,346,666
	TAL Advantage LLC
11,160,000	Series 2020-1A, Class A (b)	2.05%	09/20/45	11,303,790
	TIF Funding II LLC
9,154,375	Series 2020-1A, Class A (b)	2.09%	08/20/45	9,256,730
	Towd Point Mortgage Trust
42,615	Series 2015-2, Class 1A13 (b)	2.50%	11/25/60	42,616
	Treman Park CLO Ltd.
635,648	Series 2015-1A, Class ARR, 3 Mo. LIBOR + 1.07% (b) (c)	1.26%	10/20/28	635,966
	Wachovia Student Loan Trust
925,842	Series 2006-1, Class A6, 3 Mo. LIBOR + 0.17% (b) (c)	0.35%	04/25/40	910,305
	WaMu Asset-Backed Certificates WaMu Trust
1,179,015	Series 2007-HE2, Class 2A1, 1 Mo. LIBOR + 0.11% (c)	0.20%	04/25/37	584,260
4,091,382	Series 2007-HE2, Class 2A2, 1 Mo. LIBOR + 0.19% (c)	0.28%	04/25/37	2,049,463
8,767,246	Series 2007-HE2, Class 2A3, 1 Mo. LIBOR + 0.25% (c)	0.34%	04/25/37	4,426,432
	Wellman Park CLO
11,650,000	Series 2021-1A, Class B (b) (c) (h) (c)	0.00%	07/15/34	11,657,048
	Total Asset-Backed Securities			363,198,860
	(Cost $359,568,878)

Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (U.S. Dollar)

FOREIGN CORPORATE BONDS AND NOTES — 4.9%
	Agriculture — 0.2%
2,325,000	Imperial Brands Finance PLC (USD) (b)	3.13%	07/26/24	2,467,596
5,085,000	Imperial Brands Finance PLC (USD) (b)	4.25%	07/21/25	5,611,082
				8,078,678
	Airlines — 0.0%
654,000	Air Canada Pass-Through Trust, Series 2017-1, Class AA (USD) (b)	3.30%	01/15/30	662,185

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
May 31, 2021 (Unaudited)

Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (U.S. Dollar)

FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Banks — 1.8%
1,000,000	Banco Nacional de Comercio Exterior SNC (USD) (b) (d)	3.80%	08/11/26	$1,001,375
460,000	Credit Suisse Group AG (USD)	4.55%	04/17/26	522,282
3,460,000	Credit Suisse Group AG (USD) (b) (d)	2.19%	06/05/26	3,552,017
10,455,000	Credit Suisse Group AG (USD) (b) (d)	1.31%	02/02/27	10,247,433
3,365,000	Credit Suisse Group AG (USD) (b)	4.28%	01/09/28	3,746,201
4,760,000	Credit Suisse Group AG (USD) (b) (d)	3.09%	05/14/32	4,848,335
400,000	Global Bank Corp. (USD) (d) (j)	5.25%	04/16/29	417,700
4,145,000	HSBC Holdings PLC (USD), 3 Mo. LIBOR + 1.00% (c)	1.16%	05/18/24	4,198,291
4,310,000	HSBC Holdings PLC (USD) (d)	0.98%	05/24/25	4,330,731
20,000	HSBC Holdings PLC (USD) (d)	2.63%	11/07/25	21,115
2,775,000	HSBC Holdings PLC (USD) (d)	4.29%	09/12/26	3,104,197
6,665,000	HSBC Holdings PLC (USD) (d)	1.59%	05/24/27	6,700,339
7,100,000	HSBC Holdings PLC (USD) (d)	2.01%	09/22/28	7,115,338
1,155,000	Lloyds Banking Group PLC (USD)	4.05%	08/16/23	1,244,709
1,870,000	Lloyds Banking Group PLC (USD)	3.90%	03/12/24	2,042,291
3,125,000	Lloyds Banking Group PLC (USD) (d)	3.87%	07/09/25	3,407,260
5,000,000	Lloyds Banking Group PLC (USD) (d)	1.63%	05/11/27	5,024,491
7,600,000	Macquarie Group Ltd. (USD) (b) (d)	1.34%	01/12/27	7,536,376
500,000	Santander UK Group Holdings PLC (USD) (d)	3.37%	01/05/24	522,587
9,565,000	Santander UK Group Holdings PLC (USD) (d)	4.80%	11/15/24	10,521,617
10,045,000	Santander UK Group Holdings PLC (USD) (d)	1.09%	03/15/25	10,118,253
1,585,000	Santander UK Group Holdings PLC (USD) (d)	1.53%	08/21/26	1,594,325
				91,817,263
	Beverages — 0.2%
6,760,000	Bacardi Ltd. (USD) (b)	4.45%	05/15/25	7,548,753
245,000	Bacardi Ltd. (USD) (b)	4.70%	05/15/28	282,895
385,000	Bacardi Ltd. (USD) (b)	5.30%	05/15/48	484,587
1,800,000	Diageo Capital PLC (USD)	2.13%	04/29/32	1,774,468
				10,090,703
	Commercial Services — 0.4%
2,800,000	DP World Crescent Ltd. (USD) (b)	4.85%	09/26/28	3,186,184
1,689,000	IHS Markit Ltd. (USD) (b)	5.00%	11/01/22	1,774,821
2,500,000	IHS Markit Ltd. (USD)	3.63%	05/01/24	2,693,163
3,510,000	IHS Markit Ltd. (USD) (b)	4.75%	02/15/25	3,941,379
5,865,000	IHS Markit Ltd. (USD) (b)	4.00%	03/01/26	6,499,974
250,000	IHS Markit Ltd. (USD)	4.75%	08/01/28	291,871
				18,387,392
	Diversified Financial Services — 0.6%
1,500,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (USD)	3.95%	02/01/22	1,528,979
1,100,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (USD)	3.50%	05/26/22	1,128,870
1,000,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (USD)	4.50%	09/15/23	1,074,519
3,111,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (USD)	4.88%	01/16/24	3,394,289
2,930,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (USD)	3.15%	02/15/24	3,074,400
1,185,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (USD)	4.45%	10/01/25	1,302,381

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
May 31, 2021 (Unaudited)

Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (U.S. Dollar)

FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Diversified Financial Services (Continued)
3,380,000	Avolon Holdings Funding Ltd. (USD) (b)	5.13%	10/01/23	$3,648,455
135,000	Avolon Holdings Funding Ltd. (USD) (b)	5.25%	05/15/24	148,338
885,000	Avolon Holdings Funding Ltd. (USD) (b)	2.88%	02/15/25	912,050
840,000	Fondo Mivivienda S.A. (USD) (j)	3.50%	01/31/23	869,320
7,750,000	GE Capital International Funding Co. Unlimited Co. (USD)	4.42%	11/15/35	9,047,857
1,240,000	Park Aerospace Holdings Ltd. (USD) (b)	5.25%	08/15/22	1,303,968
850,000	Park Aerospace Holdings Ltd. (USD) (b)	4.50%	03/15/23	892,091
1,670,000	Park Aerospace Holdings Ltd. (USD) (b)	5.50%	02/15/24	1,836,649
				30,162,166
	Electric — 0.0%
1,200,000	Empresas Publicas de Medellin ESP (USD) (j)	4.38%	02/15/31	1,178,040
600,000	Minejesa Capital B.V. (USD) (b)	5.63%	08/10/37	623,400
250,000	Mong Duong Finance Holdings B.V. (USD) (j)	5.13%	05/07/29	249,104
				2,050,544
	Food — 0.0%
150,000	JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc. (USD) (b)	5.50%	01/15/30	165,189
	Internet — 0.1%
2,775,000	Tencent Holdings Ltd. (USD) (b)	3.98%	04/11/29	3,057,838
4,540,000	Tencent Holdings Ltd. (USD) (b)	3.84%	04/22/51	4,657,721
				7,715,559
	Media — 0.1%
345,000	Virgin Media Secured Finance PLC (USD) (b)	5.50%	05/15/29	369,581
6,737,000	Virgin Media Secured Finance PLC (USD) (b)	4.50%	08/15/30	6,729,825
				7,099,406
	Mining — 0.2%
64,000	Corp. Nacional del Cobre de Chile (USD) (j)	4.50%	09/16/25	72,358
4,159,000	Corp. Nacional del Cobre de Chile (USD) (j)	3.15%	01/14/30	4,306,927
2,860,000	Indonesia Asahan Aluminium Persero PT (USD) (b)	6.53%	11/15/28	3,474,342
600,000	Indonesia Asahan Aluminium Persero PT (USD) (b)	5.45%	05/15/30	694,527
				8,548,154
	Oil & Gas — 0.4%
1,600,000	KazMunayGas National Co. JSC (USD) (b)	3.50%	04/14/33	1,665,056
200,000	KazMunayGas National Co. JSC (USD) (j)	3.50%	04/14/33	208,132
2,691,000	KazMunayGas National Co. JSC (USD) (j)	5.75%	04/19/47	3,321,399
2,504,000	Pertamina Persero PT (USD) (b)	3.10%	08/27/30	2,570,917
1,590,000	Petroleos Mexicanos (USD)	5.95%	01/28/31	1,548,263
215,000	Petroleos Mexicanos (USD)	6.63%	06/15/35	207,744
2,430,000	Petroleos Mexicanos (USD)	6.75%	09/21/47	2,150,939
2,035,000	Petroleos Mexicanos (USD)	7.69%	01/23/50	1,956,652
1,705,000	Petroleos Mexicanos (USD)	6.95%	01/28/60	1,512,412
2,913,000	Petronas Capital Ltd. (USD) (b)	3.50%	04/21/30	3,174,476
1,650,000	Petronas Capital Ltd. (USD) (b)	2.48%	01/28/32	1,643,700
1,150,000	Saudi Arabian Oil Co. (USD) (b)	2.25%	11/24/30	1,128,525
600,000	Saudi Arabian Oil Co. (USD) (j)	4.25%	04/16/39	668,876
171,825	Transocean Pontus Ltd. (USD) (b)	6.13%	08/01/25	170,858

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
May 31, 2021 (Unaudited)

Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (U.S. Dollar)

FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Oil & Gas (Continued)
517,000	Transocean Poseidon Ltd. (USD) (b)	6.88%	02/01/27	$503,431
				22,431,380
	Oil & Gas Services — 0.1%
1,781,447	Transocean Phoenix 2 Ltd. (USD) (b)	7.75%	10/15/24	1,811,055
3,015,000	Transocean Proteus Ltd. (USD) (b)	6.25%	12/01/24	2,995,161
				4,806,216
	Packaging & Containers — 0.0%
51,000	OI European Group B.V. (USD) (b)	4.00%	03/15/23	52,626
1,562,000	Trivium Packaging Finance B.V. (USD) (b)	5.50%	08/15/26	1,631,306
				1,683,932
	Pharmaceuticals — 0.1%
5,978,000	Bausch Health Cos., Inc. (USD) (b)	7.00%	03/15/24	6,109,098
	Pipelines — 0.1%
1,800,000	Galaxy Pipeline Assets Bidco Ltd. (USD) (b)	2.16%	03/31/34	1,780,698
800,000	Southern Gas Corridor CJSC (USD) (j)	6.88%	03/24/26	962,722
				2,743,420
	Retail — 0.1%
100,000	Alimentation Couche-Tard, Inc. (USD) (b)	3.55%	07/26/27	109,683
4,230,000	Alimentation Couche-Tard, Inc. (USD) (b)	3.80%	01/25/50	4,366,418
				4,476,101
	Savings & Loans — 0.3%
4,895,000	Nationwide Building Society (USD) (b) (d)	3.62%	04/26/23	5,037,882
6,645,000	Nationwide Building Society (USD) (b) (d)	3.77%	03/08/24	7,009,568
1,300,000	Nationwide Building Society (USD) (b) (d)	4.36%	08/01/24	1,400,572
				13,448,022
	Telecommunications — 0.2%
400,000	C&W Senior Financing DAC (USD) (b)	6.88%	09/15/27	427,018
2,000,000	Intelsat Jackson Holdings S.A. (USD) (k)	5.50%	08/01/23	1,167,500
3,860,000	Intelsat Jackson Holdings S.A. (USD) (b) (k)	8.50%	10/15/24	2,297,086
390,000	Intelsat Jackson Holdings S.A. (USD) (b) (k)	9.75%	07/15/25	228,774
500,000	SES S.A. (USD) (b)	3.60%	04/04/23	524,951
2,777,000	Vodafone Group PLC (USD)	4.88%	06/19/49	3,356,483
1,375,000	Vodafone Group PLC (USD)	4.25%	09/17/50	1,529,286
				9,531,098
	Transportation — 0.0%
726,000	Empresa de Transporte de Pasajeros Metro S.A. (USD) (b)	3.65%	05/07/30	778,598
	Total Foreign Corporate Bonds and Notes			250,785,104
	(Cost $248,006,720)

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
May 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon (l)	Stated Maturity (m)	Value

SENIOR FLOATING-RATE LOAN INTERESTS — 2.0%
	Cable and Satellite — 0.1%
$2,344,005	EagleView Technology Corp., Term Loan B, 3 Mo. LIBOR + 3.50%, 0.00% Floor	3.64%	08/14/25	$2,302,258
725,000	Virgin Media Bristol LLC, Term Loan N, 1 Mo. LIBOR + 2.50%, 0.00% Floor	2.60%	01/31/28	720,469
				3,022,727
	Consumer Products — 0.1%
7,136,640	Zep, Inc., Term Loan B, 3 Mo. LIBOR + 4.00%, 1.00% Floor	5.00%	08/11/24	7,024,238
	Diversified Manufacturing — 0.0%
1,293,401	Mirion Technologies, Inc., Term Loan B, 3 Mo. LIBOR + 4.00%, 0.00% Floor	4.23% - 4.27%	03/06/26	1,298,251
	Entertainment — 0.1%
3,989,691	Caesars Resort Collection LLC, Term Loan B, 3 Mo. LIBOR + 2.75%, 0.00% Floor	2.84%	12/22/24	3,956,217
	Environmental — 0.0%
318,305	GFL Environmental, Inc., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.50% Floor	3.50%	05/31/25	318,881
	Food and Beverage — 0.0%
175,056	Hostess Brands LLC, Term Loan B, 1 Mo. LIBOR + 2.25%, 0.75% Floor	3.00%	08/03/25	174,355
1,629	Hostess Brands LLC, Term Loan B, 2 Mo. LIBOR + 2.25%, 0.75% Floor	3.00%	08/03/25	1,622
465,169	Hostess Brands LLC, Term Loan B, 3 Mo. LIBOR + 2.25%, 0.75% Floor	3.00%	08/03/25	463,307
				639,284
	Gaming — 0.0%
250,000	VICI Properties, Inc., Term Loan B, 1 Mo. LIBOR + 1.75%, 0.00% Floor	1.84%	12/22/24	247,500
	Healthcare — 0.3%
2,150,000	ADMI Corp., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.50% Floor	3.75%	12/23/27	2,133,531
4,620,933	Aveanna Healthcare LLC, Term Loan, 3 Mo. LIBOR + 4.25%, 1.00% Floor	5.25%	03/16/24	4,624,398
895,477	CPI Holdco LLC, Term Loan B, 1 Mo. LIBOR + 4.00%, 0.00% Floor	4.09%	11/04/26	896,597
3,239,973	Gentiva Health Services, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.88%	07/02/25	3,231,873
3,837,784	Grifols Worldwide Operations Ltd., Term Loan B, 1 Mo. LIBOR + 2.00%, 0.00% Floor	2.06%	11/15/27	3,801,325
1,469,245	Pathway Vet Alliance LLC, Term Loan A, 1 Mo. LIBOR + 3.75%, 0.00% Floor	3.86%	03/31/27	1,461,899
				16,149,623
	Insurance — 0.1%
4,987,500	AmWINS Group, Inc., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.75% Floor	3.00%	02/19/28	4,962,064
	Leisure — 0.1%
3,090,000	Cineworld Group PLC (Crown), Priority Term Loan B-1, Fixed Rate at 15.25% (n)	15.25%	05/23/24	3,881,813

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
May 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon (l)	Stated Maturity (m)	Value

SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Media and Entertainment — 0.0%
$950,000	Diamond Sports Group LLC, Term Loan, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.35%	08/24/26	$680,143
	Medical Equipment & Devices — 0.1%
4,239,375	Avantor, Inc., Term Loan B, 1 Mo. LIBOR + 2.25%, 1.00% Floor	3.25%	11/06/27	4,249,974
	Packaging — 0.2%
1,421,438	Berry Global, Inc., Term Loan Z, 1 Mo. LIBOR + 1.75%, 0.00% Floor	1.84%	07/01/26	1,409,000
4,339,125	Charter NEX U.S., Inc., Term Loan B, 1 Mo. LIBOR + 4.25%, 0.75% Floor	5.00%	12/01/27	4,354,051
1,546,125	Plaze, Inc., Term Loan B, 1 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	08/03/26	1,540,327
2,229,761	Proampac PG Borrower LLC, Term Loan B, 1 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	11/03/25	2,228,557
2,229,761	Proampac PG Borrower LLC, Term Loan B, 1 Mo. LIBOR + 4.00%, 1.00% Floor	5.00%	11/03/25	2,228,557
				11,760,492
	Pharmaceuticals — 0.3%
724,457	Bausch Health Cos., Inc., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	3.09%	06/01/25	721,378
5,067,861	Elanco Animal Health, Inc., Term Loan B, 1 Mo. LIBOR + 1.75%, 0.00% Floor	1.84%	08/01/27	5,031,980
4,350,000	Horizon Therapetutics USA, Inc., Term Loan B2, 1 Mo. LIBOR + 2.00%, 0.50% Floor	2.50%	03/15/28	4,340,691
2,375,000	Jazz Financing Lux Sarl, Term Loan B, 1 Mo. LIBOR + 3.50%, 0.50% Floor	4.00%	04/22/28	2,384,761
4,000,000	Organon & Co., Term Loan, 1 Mo. LIBOR + 3.00%, 0.50% Floor	3.50%	06/02/28	3,994,280
				16,473,090
	Restaurants — 0.1%
3,705,946	Northeast Foods LLC, Term Loan B, 1 Mo. LIBOR + 3.75%, 0.00% Floor	3.90%	07/20/25	3,675,854
	Services — 0.0%
1,695,000	Spin Holdco, Inc., Term Loan, 1 Mo. LIBOR + 4.00%, 0.75% Floor	4.75%	03/04/28	1,691,830
	Technology — 0.2%
4,000,000	CommScope, Inc., Term Loan B2, 3 Mo. LIBOR + 3.25%, 0.00% Floor	3.34%	04/04/26	3,980,840
1,350,000	CT Technologies Intermediate Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 5.00%, 1.00% Floor	6.00%	12/16/25	1,355,062
4,011,603	Waystar Technologies, Inc., Term Loan B, 1 Mo. LIBOR + 4.00%, 0.00% Floor	4.09%	10/23/26	4,004,102
				9,340,004
	Telecommunications — 0.1%
2,000,000	Intelsat Jackson Holdings S.A., Term Loan B, 1 Mo. LIBOR + 3.75%, 1.00% Floor	4.75%	11/27/23	2,029,440
1,250,000	Intelsat Jackson Holdings S.A., Term Loan B	6.63%	01/02/24	1,270,088
				3,299,528
	Wirelines — 0.2%
2,241,824	CenturyLink, Inc., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	2.36%	03/15/27	2,220,258

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
May 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon (l)	Stated Maturity (m)	Value

SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Wirelines (Continued)
$579,013	Front Range Bidco, Inc., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	3.09%	03/09/27	$574,398
7,360,000	Level 3 Financing, Inc., Term Loan B, 1 Mo. LIBOR + 1.75%, 0.00% Floor	1.84%	03/01/27	7,274,109
				10,068,765
	Total Senior Floating-Rate Loan Interests			102,740,278
	(Cost $102,179,799)

Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (U.S. Dollar)

FOREIGN SOVEREIGN BONDS AND NOTES — 1.8%
	Brazil — 0.1%
600,000	Brazilian Government International Bond (USD)	2.88%	06/06/25	618,678
3,830,000	Brazilian Government International Bond (USD)	3.88%	06/12/30	3,876,611
				4,495,289
	Chile — 0.1%
3,100,000	Chile Government International Bond (USD)	2.45%	01/31/31	3,127,559
300,000	Chile Government International Bond (USD)	2.55%	01/27/32	303,357
				3,430,916
	Colombia — 0.2%
6,785,000	Colombia Government International Bond (USD)	3.00%	01/30/30	6,574,360
471,000	Colombia Government International Bond (USD)	3.13%	04/15/31	455,641
1,633,000	Colombia Government International Bond (USD)	5.20%	05/15/49	1,747,424
				8,777,425
	Dominican Republic — 0.1%
3,485,000	Dominican Republic International Bond (USD) (b)	4.50%	01/30/30	3,563,447
1,680,000	Dominican Republic International Bond (USD) (j)	4.88%	09/23/32	1,742,160
				5,305,607
	Egypt — 0.1%
800,000	Egypt Government International Bond (USD) (j)	5.25%	10/06/25	850,208
1,200,000	Egypt Government International Bond (USD) (b)	7.60%	03/01/29	1,340,760
				2,190,968
	Indonesia — 0.1%
957,000	Indonesia Government International Bond (USD)	2.85%	02/14/30	994,793
2,600,000	Perusahaan Penerbit SBSN Indonesia III (USD) (b)	2.80%	06/23/30	2,655,952
				3,650,745
	Mexico — 0.2%
8,772,000	Mexico Government International Bond (USD)	2.66%	05/24/31	8,540,595
1,400,000	Mexico Government International Bond (USD)	4.75%	04/27/32	1,598,800
1,560,000	Mexico Government International Bond (USD)	3.77%	05/24/61	1,436,565
				11,575,960

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
May 31, 2021 (Unaudited)

Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (U.S. Dollar)

FOREIGN SOVEREIGN BONDS AND NOTES (Continued)
	Panama — 0.1%
5,383,000	Panama Government International Bond (USD)	3.16%	01/23/30	$5,657,910
500,000	Panama Government International Bond (USD)	2.25%	09/29/32	482,505
				6,140,415
	Paraguay — 0.1%
3,300,000	Paraguay Government International Bond (USD) (b)	4.95%	04/28/31	3,751,308
647,000	Paraguay Government International Bond (USD) (b)	2.74%	01/29/33	628,560
				4,379,868
	Peru — 0.1%
255,000	Peruvian Government International Bond (USD)	4.13%	08/25/27	283,606
4,775,000	Peruvian Government International Bond (USD)	2.84%	06/20/30	4,875,896
				5,159,502
	Philippines — 0.0%
1,570,000	Philippine Government International Bond (USD)	2.46%	05/05/30	1,632,442
240,000	Philippine Government International Bond (USD)	1.65%	06/10/31	231,503
				1,863,945
	Qatar — 0.2%
3,724,000	Qatar Government International Bond (USD) (j)	4.50%	04/23/28	4,397,504
1,100,000	Qatar Government International Bond (USD) (j)	3.75%	04/16/30	1,248,893
2,053,000	Qatar Government International Bond (USD) (j)	4.63%	06/02/46	2,510,525
				8,156,922
	Romania — 0.1%
3,000,000	Romanian Government International Bond (USD) (j)	3.00%	02/14/31	3,083,466
	Saudi Arabia — 0.1%
3,040,000	Saudi Government International Bond (USD) (j)	3.63%	03/04/28	3,359,653
1,120,000	Saudi Government International Bond (USD) (b)	2.75%	02/03/32	1,137,568
1,200,000	Saudi Government International Bond (USD) (j)	4.50%	10/26/46	1,376,376
600,000	Saudi Government International Bond (USD) (b)	3.75%	01/21/55	612,825
				6,486,422
	South Africa — 0.1%
5,424,000	Republic of South Africa Government International Bond (USD)	4.85%	09/30/29	5,764,671
1,400,000	Republic of South Africa Government International Bond (USD)	5.75%	09/30/49	1,414,319
				7,178,990
	Turkey — 0.0%
1,200,000	Turkey Government International Bond (USD)	3.25%	03/23/23	1,193,448
	United Arab Emirates — 0.0%
2,037,000	Abu Dhabi Government International Bond (USD) (j)	2.50%	09/30/29	2,130,967
	Uruguay — 0.1%
3,260,000	Uruguay Government International Bond (USD)	4.38%	01/23/31	3,796,352
	Total Foreign Sovereign Bonds and Notes			88,997,207
	(Cost $90,100,627)

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
May 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MUNICIPAL BONDS — 0.9%
	California — 0.3%
$4,040,000	City of San Francisco CA Public Utilities Commission Water Rev	2.83%	11/01/41	$4,102,494
2,585,000	Los Angeles CA Unif School District	5.75%	07/01/34	3,462,555
4,715,000	Regents of the Univ of CA Medical Center Pooled Rev	3.26%	05/15/60	4,860,642
				12,425,691
	Florida — 0.0%
2,000,000	Cnty of Miami-Dade FL Aviation Rev	2.53%	10/01/30	2,069,778
	Massachusetts — 0.0%
1,845,000	Massachusetts Sch Bldg Auth	2.97%	10/15/32	1,969,761
	New Jersey — 0.1%
2,000,000	NJ St Turnpike Auth Rev	1.86%	01/01/31	1,935,039
500,000	NJ St Turnpike Auth Rev	3.73%	01/01/36	572,264
				2,507,303
	New York — 0.5%
3,170,000	City of New York NY	3.62%	04/01/31	3,496,001
3,620,000	City of New York NY	1.92%	08/01/31	3,533,039
1,225,000	Metro Transprtn Auth	5.18%	11/15/49	1,567,283
400,000	New York City NY Transitional Fin Auth Rev Qualified Sch Constr, Ser BD G-3	5.27%	05/01/27	485,665
970,000	New York City NY Transitional Fin Auth Rev, Ser A-3	3.96%	08/01/32	1,092,459
6,940,000	New York City NY Transitional Fin Auth Rev, Ser B-3	1.85%	08/01/32	6,696,993
5,140,000	New York State Urban Development Corp.	2.97%	03/15/34	5,416,195
2,690,000	NY St Dorm Auth	5.00%	03/15/24	3,014,818
1,405,000	NY St Dorm Auth	2.96%	02/15/32	1,498,945
				26,801,398
	Total Municipal Bonds			45,773,931
	(Cost $45,205,448)

CAPITAL PREFERRED SECURITIES — 0.0%
	Electric — 0.0%
300,000	Alabama Power Capital Trust V, 3 Mo. LIBOR + 3.10% (c)	3.30%	10/01/42	293,982
	Total Capital Preferred Securities			293,982
	(Cost $290,250)

U.S. TREASURY BILLS — 8.0%
16,055,000	U.S. Treasury Bill	(o)	07/01/21	16,054,933
85,100,000	U.S. Treasury Bill	(o)	07/08/21	85,099,563
25,000,000	U.S. Treasury Bill	(o)	07/13/21	25,000,000
35,135,000	U.S. Treasury Bill	(o)	07/15/21	35,134,785
246,710,000	U.S. Treasury Bill	(o)	08/19/21	246,707,294
	Total U.S. Treasury Bills			407,996,575
	(Cost $407,974,911)

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
May 31, 2021 (Unaudited)

Shares	Description	Value

MONEY MARKET FUNDS — 11.8%
605,126,931	JPMorgan 100% U.S. Treasury Securities Money Market Fund - Institutional Class - 0.01% (p)	$605,126,931
	(Cost $605,126,931)
	Total Investments — 131.5%	6,731,853,178
	(Cost $6,691,386,640) (q)

Description	Countryparty	Notional Amount	Exercise Rate	Expiration Date	Value

PUT SWAPTIONS PURCHASED — 0.0%
30 Year Interest Rate Swap, Pays 2.75% Semi-Annual, Receives 3 Mo. LIBOR Quarterly	Barclays PLC	$19,380,000	2.75%	01/23/54	983,355
(Cost $571,710)
Net Other Assets and Liabilities — (31.5)%	(1,613,276,824)
Net Assets — 100.0%	$5,119,559,709

Futures Contracts at May 31, 2021:

Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value

U.S. Treasury Ultra Bond Futures	Long	33	Sep-2021	$6,113,250	$28,825
U.S. 2-Year Treasury Notes	Short	4	Sep-2021	(882,938)	(70)
U.S. 10-Year Ultra Treasury Notes	Short	11	Sep-2021	(1,594,484)	(7,758)
				$3,635,828	$20,997

(a)	All or a portion of this security is part of a mortgage dollar roll agreement.
(b)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”) and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At May 31, 2021, securities noted as such amounted to $752,006,426 or 14.7% of net assets.
(c)	Floating or variable rate security.
(d)	Fixed-to-floating security. The interest rate shown reflects the fixed rate in effect at May 31, 2021. At a predetermined date, the fixed rate will change to a floating rate.
(e)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(f)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.
(g)	Step-up security. A security where the coupon increases or steps up at a predetermined date.
(h)	When-issued security. The interest rate shown reflects the rate in effect at May 31, 2021. Interest will begin accruing on the security’s first settlement date.
(i)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At May 31, 2021, securities noted as such are valued at $13,809,905 or 0.3% of net assets.

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
May 31, 2021 (Unaudited)

(j)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(k)	This issuer is in default and interest is not being accrued by the Fund nor paid by the issuer.
(l)	Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR period, spread and floor, but different LIBOR reset.
(m)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(n)

The issuer will pay interest on the loans in cash and in Payment-In-Kind (“PIK”) interest. Interest paid in cash will accrue at the rate of 7.00% per annum (“Cash Interest Rate”) and PIK interest will accrue on the loan at the rate of 8.25% per annum. For the fiscal year-to-date period (September 1, 2020 to May 31, 2021), the Fund received a portion of the interest in cash and PIK interest with a principal value of $75,641 for Cineworld Group PLC.

(o)	Zero coupon security.
(p)	Rate shown reflects yield as of May 31, 2021.
(q)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of May 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $59,463,759 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $18,564,579. The net unrealized appreciation was $40,899,180. The unrealized amounts presented are inclusive of derivative contracts.

LIBOR	- London Interbank Offered Rates
SOFR	- Secured Overnight Finance Rates
TBA	- To-Be-Announced Security

Currency Abbreviations:
USD	- United States Dollar

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
May 31, 2021 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2021, is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 5/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Bonds and Notes	$1,976,980,239	$—	$1,976,980,239	$—
U.S. Government Agency Mortgage-Backed Securities	1,617,408,084	—	1,617,408,084	—
Corporate Bonds and Notes*	856,852,532	—	856,852,532	—
Mortgage-Backed Securities	415,699,455	—	415,699,455	—
Asset-Backed Securities	363,198,860	—	363,198,860	—
Foreign Corporate Bonds and Notes*	250,785,104	—	250,785,104	—
Senior Floating-Rate Loan Interests*	102,740,278	—	102,740,278	—
Foreign Sovereign Bonds and Notes**	88,997,207	—	88,997,207	—
Municipal Bonds***	45,773,931	—	45,773,931	—
Capital Preferred Securities*	293,982	—	293,982	—
U.S. Treasury Bills	407,996,575	—	407,996,575	—
Money Market Funds	605,126,931	605,126,931	—	—
Total Investments	6,731,853,178	605,126,931	6,126,726,247	—
Put Swaptions Purchased	983,355	—	983,355	—
Futures Contracts	28,825	28,825	—	—
Total	$6,732,865,358	$605,155,756	$6,127,709,602	$—

LIABILITIES TABLE

	Total Value at 5/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts	$(7,828)	$(7,828)	$—	$—

*	See Portfolio of Investments for industry breakout.
**	See Portfolio of Investments for country breakout.
***	See Portfolio of Investments for state breakout.

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments
May 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES — 20.9%
	Advertising — 0.1%
$483,000	National CineMedia LLC (a)	5.88%	04/15/28	$461,328
	Aerospace/Defense — 0.2%
635,000	Boeing (The) Co.	1.43%	02/04/24	637,218
	Agriculture — 0.3%
30,000	BAT Capital Corp.	2.73%	03/25/31	28,935
250,000	BAT Capital Corp.	4.54%	08/15/47	251,130
645,000	Reynolds American, Inc.	5.85%	08/15/45	753,138
				1,033,203
	Airlines — 0.5%
325,476	American Airlines Pass-Through Trust, Series 2014-1, Class A	3.70%	10/01/26	327,955
179,442	Continental Airlines Pass-Through Trust, Series 2007-1, Class A	5.98%	04/19/22	184,052
163,377	Delta Air Lines Pass-Through Trust, Series 2002-1, Class G1	6.72%	01/02/23	166,256
580,369	JetBlue Pass-Through Trust, Series 2020-1, Class A	4.00%	11/15/32	634,725
508,412	United Airlines Pass-Through Trust, Series 2013-1, Class A	4.30%	08/15/25	531,013
121,638	US Airways Pass-Through Trust, Series 2012-1, Class A	5.90%	10/01/24	127,846
				1,971,847
	Auto Manufacturers — 1.0%
310,000	Daimler Finance North America LLC (a)	2.20%	10/30/21	312,640
520,000	Daimler Finance North America LLC, 3 Mo. LIBOR + 0.90% (a) (b)	1.06%	02/15/22	522,768
300,000	Ford Motor Credit Co. LLC, 3 Mo. LIBOR + 0.88% (b)	1.07%	10/12/21	299,400
96,000	Ford Motor Credit Co. LLC	3.22%	01/09/22	97,157
500,000	Ford Motor Credit Co. LLC, 3 Mo. LIBOR + 1.27% (b)	1.46%	03/28/22	498,831
1,554,000	Ford Motor Credit Co. LLC	3.34%	03/28/22	1,577,310
405,000	General Motors Financial Co., Inc.	3.20%	07/06/21	405,129
115,000	General Motors Financial Co., Inc.	4.38%	09/25/21	116,469
80,000	General Motors Financial Co., Inc.	3.45%	04/10/22	81,751
				3,911,455
	Banks — 2.1%
750,000	Bank of America Corp. (c)	1.73%	07/22/27	760,094
555,000	Bank of America Corp., Series N (c)	1.66%	03/11/27	563,297
465,000	Bank of America Corp., Medium-Term Note (c)	3.97%	02/07/30	522,305
165,000	Bank of America Corp., Medium-Term Note (c)	2.88%	10/22/30	171,850
100,000	Citigroup, Inc. (c)	2.88%	07/24/23	102,873
500,000	Citigroup, Inc. (c)	3.35%	04/24/25	537,369
225,000	Citigroup, Inc. (c)	4.08%	04/23/29	253,994
135,000	Comerica, Inc. (c)	5.63%	(d)	150,110
955,000	Goldman Sachs Group (The), Inc. (c)	1.43%	03/09/27	956,257
355,000	JPMorgan Chase & Co. (c)	2.01%	03/13/26	368,346
130,000	JPMorgan Chase & Co. (c)	2.08%	04/22/26	135,149
540,000	JPMorgan Chase & Co. (c)	1.58%	04/22/27	544,564
200,000	JPMorgan Chase & Co. (c)	4.01%	04/23/29	225,375
250,000	Morgan Stanley, 3 Mo. LIBOR + 0.93% (b)	1.11%	07/22/22	250,312
540,000	Morgan Stanley ABS Capital I, Inc. Trust (c)	1.59%	05/04/27	544,910
510,000	Morgan Stanley, Global Medium-Term Note	3.70%	10/23/24	560,709
140,000	Wells Fargo & Co., Medium-Term Note (c)	2.16%	02/11/26	146,069
510,000	Wells Fargo & Co., Medium-Term Note (c)	3.58%	05/22/28	564,115
360,000	Wells Fargo & Co., Medium-Term Note (c)	2.39%	06/02/28	374,509

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
May 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Banks (Continued)
$250,000	Wells Fargo & Co., Medium-Term Note	4.15%	01/24/29	$285,915
305,000	Wells Fargo & Co., Medium-Term Note (c)	2.88%	10/30/30	319,779
				8,337,901
	Beverages — 0.4%
235,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.	4.90%	02/01/46	283,750
215,000	Anheuser-Busch InBev Worldwide, Inc.	4.60%	04/15/48	250,019
390,000	Constellation Brands, Inc.	4.25%	05/01/23	417,851
720,000	Primo Water Holdings, Inc. (a)	4.38%	04/30/29	721,584
				1,673,204
	Biotechnology — 0.2%
650,000	Gilead Sciences, Inc., 3 Mo. LIBOR + 0.52% (b)	0.71%	09/29/23	650,747
	Building Materials — 0.1%
300,000	Ingersoll-Rand Co.	9.00%	08/15/21	304,574
	Chemicals — 0.1%
400,000	International Flavors & Fragrances, Inc.	4.45%	09/26/28	457,856
	Commercial Services — 0.2%
336,000	Adtalem Global Education, Inc. (a)	5.50%	03/01/28	336,452
375,000	Carriage Services, Inc. (a)	4.25%	05/15/29	375,000
61,000	Service Corp. International	4.63%	12/15/27	64,431
				775,883
	Computers — 0.1%
465,000	NCR Corp. (a)	5.13%	04/15/29	477,764
	Diversified Financial Services — 0.3%
570,000	Air Lease Corp.	3.88%	07/03/23	606,081
500,000	Aviation Capital Group LLC, 3 Mo. LIBOR + 0.95% (a) (b)	1.14%	06/01/21	500,000
				1,106,081
	Electric — 1.0%
75,000	Alliant Energy Finance LLC (a)	3.75%	06/15/23	79,576
600,000	Duquesne Light Holdings, Inc. (a)	5.90%	12/01/21	615,156
100,000	Evergy Metro, Inc.	4.20%	06/15/47	116,477
1,254,000	FirstEnergy Corp., Series C	3.40%	03/01/50	1,147,213
100,000	Metropolitan Edison Co. (a)	3.50%	03/15/23	103,724
550,000	NextEra Energy Capital Holdings, Inc., 3 Mo. LIBOR + 0.27% (b)	0.42%	02/22/23	550,165
345,000	NextEra Energy Capital Holdings, Inc.	0.65%	03/01/23	346,803
500,000	Pennsylvania Electric Co. (a)	4.15%	04/15/25	535,008
100,000	Puget Sound Energy, Inc.	4.22%	06/15/48	118,550
450,000	Southwestern Electric Power Co., Series M	4.10%	09/15/28	507,923
75,000	Tucson Electric Power Co.	5.15%	11/15/21	75,735
				4,196,330
	Engineering & Construction — 0.1%
313,000	PowerTeam Services LLC (a)	9.03%	12/04/25	346,070
	Entertainment — 0.3%
189,000	Caesars Entertainment, Inc. (a)	6.25%	07/01/25	199,631
515,000	Churchill Downs, Inc. (a)	5.50%	04/01/27	536,100
117,000	Live Nation Entertainment, Inc. (a)	4.75%	10/15/27	119,639

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
May 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Entertainment (Continued)
$341,000	Live Nation Entertainment, Inc. (a)	3.75%	01/15/28	$340,188
				1,195,558
	Environmental Control — 0.1%
200,000	Clean Harbors, Inc. (a)	4.88%	07/15/27	210,699
370,000	Waste Pro USA, Inc. (a)	5.50%	02/15/26	377,580
				588,279
	Food — 0.7%
240,000	Kraft Heinz Foods Co.	4.38%	06/01/46	258,292
765,000	Kraft Heinz Foods Co.	4.88%	10/01/49	881,012
140,000	Kroger (The) Co.	4.45%	02/01/47	159,876
20,000	Pilgrim’s Pride Corp. (a)	5.88%	09/30/27	21,300
286,000	Pilgrim’s Pride Corp. (a)	4.25%	04/15/31	289,618
615,000	Post Holdings, Inc. (a)	4.63%	04/15/30	619,616
200,000	Post Holdings, Inc. (a)	4.50%	09/15/31	198,026
387,000	Smithfield Foods, Inc. (a)	5.20%	04/01/29	447,066
				2,874,806
	Gas — 0.1%
155,000	Southern Co. Gas Capital Corp.	5.88%	03/15/41	211,597
	Healthcare-Products — 0.1%
208,000	Hologic, Inc. (a)	4.63%	02/01/28	217,360
	Healthcare-Services — 1.5%
635,000	Barnabas Health, Inc., Series 2012	4.00%	07/01/28	711,965
135,000	Centene Corp.	4.25%	12/15/27	141,928
621,000	Centene Corp.	3.00%	10/15/30	622,040
370,000	CommonSpirit Health	2.78%	10/01/30	378,809
200,000	Fresenius Medical Care US Finance II, Inc. (a)	5.88%	01/31/22	206,903
260,000	HCA, Inc.	5.00%	03/15/24	290,082
90,000	HCA, Inc.	5.25%	04/15/25	103,752
417,000	HCA, Inc.	4.13%	06/15/29	467,623
470,000	HCA, Inc.	5.25%	06/15/49	581,012
100,000	Humana, Inc.	3.15%	12/01/22	103,428
919,000	Molina Healthcare, Inc. (a)	3.88%	11/15/30	938,501
874,000	Prime Healthcare Services, Inc. (a)	7.25%	11/01/25	935,180
150,000	Tenet Healthcare Corp.	4.63%	07/15/24	152,212
250,000	Tenet Healthcare Corp. (a)	4.88%	01/01/26	258,560
178,000	Tenet Healthcare Corp. (a)	4.63%	06/15/28	181,797
				6,073,792
	Insurance — 1.0%
315,000	Acrisure LLC / Acrisure Finance, Inc. (a)	4.25%	02/15/29	307,814
595,000	Athene Global Funding, SOFR + 0.70% (a) (b)	0.71%	05/24/24	596,571
775,000	Farmers Insurance Exchange (a)	8.63%	05/01/24	937,087
465,000	Farmers Insurance Exchange (a) (c)	4.75%	11/01/57	514,988
750,000	MassMutual Global Funding II (a)	3.40%	03/08/26	827,433
500,000	Nationwide Mutual Insurance Co., 3 Mo. LIBOR + 2.29% (a) (b)	2.47%	12/15/24	499,780
50,000	Teachers Insurance & Annuity Association of America (a)	4.27%	05/15/47	57,525
220,000	Teachers Insurance & Annuity Association of America (a)	3.30%	05/15/50	218,030
175,000	Teachers Insurance & Annuity Association of America (a) (c)	4.38%	09/15/54	185,674
				4,144,902

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
May 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Media — 1.3%
$624,000	Cable One, Inc. (a)	4.00%	11/15/30	$617,070
609,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	4.50%	08/15/30	621,360
295,000	Charter Communications Operating LLC / Charter Communications Operating Capital	2.30%	02/01/32	277,512
120,000	Charter Communications Operating LLC / Charter Communications Operating Capital	5.38%	05/01/47	140,561
100,000	Charter Communications Operating LLC / Charter Communications Operating Capital	5.75%	04/01/48	122,651
500,000	Cox Communications, Inc. (a)	3.15%	08/15/24	537,134
20,000	CSC Holdings LLC (a)	5.38%	02/01/28	21,050
287,000	CSC Holdings LLC (a)	6.50%	02/01/29	314,347
772,000	Diamond Sports Group LLC / Diamond Sports Finance Co. (a)	5.38%	08/15/26	572,245
312,000	Diamond Sports Group LLC / Diamond Sports Finance Co. (a)	6.63%	08/15/27	178,620
459,000	Scripps Escrow II, Inc. (a)	5.38%	01/15/31	460,792
545,000	Sinclair Television Group, Inc. (a)	4.13%	12/01/30	532,165
150,000	Sirius XM Radio, Inc. (a)	3.88%	08/01/22	150,915
390,000	Walt Disney (The) Co.	4.00%	10/01/23	421,787
190,000	Walt Disney (The) Co.	2.65%	01/13/31	196,578
				5,164,787
	Miscellaneous Manufacturing — 0.1%
205,000	General Electric Co., Medium-Term Note	5.88%	01/14/38	272,206
	Oil & Gas — 0.2%
161,000	Antero Resources Corp. (a)	8.38%	07/15/26	181,660
210,000	Exxon Mobil Corp.	4.33%	03/19/50	249,670
295,000	Hess Corp.	4.30%	04/01/27	328,749
				760,079
	Oil & Gas Services — 0.2%
321,000	Archrock Partners L.P. / Archrock Partners Finance Corp. (a)	6.25%	04/01/28	333,577
340,000	USA Compression Partners L.P. / USA Compression Finance Corp.	6.88%	04/01/26	357,850
				691,427
	Packaging & Containers — 0.3%
58,000	Ball Corp.	4.00%	11/15/23	61,629
465,000	Berry Global, Inc. (a)	1.57%	01/15/26	465,921
200,000	Berry Global, Inc. (a)	4.88%	07/15/26	211,623
58,000	Graphic Packaging International LLC	4.88%	11/15/22	60,669
20,000	Mauser Packaging Solutions Holding Co. (a)	5.50%	04/15/24	20,209
60,000	Sealed Air Corp. (a)	5.50%	09/15/25	66,787
20,000	Sealed Air Corp. (a)	4.00%	12/01/27	21,061
405,000	WRKCo, Inc.	4.65%	03/15/26	465,181
				1,373,080
	Pharmaceuticals — 1.1%
390,000	AbbVie, Inc.	4.55%	03/15/35	465,177
33,000	AbbVie, Inc.	4.50%	05/14/35	39,188
105,000	AbbVie, Inc.	4.05%	11/21/39	117,714
200,000	AbbVie, Inc.	4.45%	05/14/46	234,552
180,000	Bayer US Finance II LLC (a)	4.25%	12/15/25	202,004
880,000	Bayer US Finance II LLC (a)	4.38%	12/15/28	1,002,312
265,000	Bayer US Finance II LLC (a)	4.63%	06/25/38	307,280
330,000	Cigna Corp.	4.38%	10/15/28	381,289

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
May 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Pharmaceuticals (Continued)
$420,000	CVS Health Corp.	5.05%	03/25/48	$521,905
447,000	Elanco Animal Health, Inc.	5.27%	08/28/23	484,175
713,000	Organon Finance 1 LLC (a)	5.13%	04/30/31	733,192
				4,488,788
	Pipelines — 0.9%
50,000	Energy Transfer L.P.	4.00%	10/01/27	54,664
930,000	Energy Transfer L.P.	5.40%	10/01/47	1,057,369
594,000	Energy Transfer L.P., Series B (c)	6.63%	(d)	576,922
70,000	Energy Transfer Operating L.P.	5.00%	05/15/50	77,620
250,000	Kinder Morgan, Inc.	5.55%	06/01/45	309,621
250,000	NGL Energy Operating LLC / NGL Energy Finance Corp. (a)	7.50%	02/01/26	260,166
90,080	Pipeline Funding Co. LLC (a)	7.50%	01/15/30	116,403
145,000	Plains All American Pipeline L.P. / PAA Finance Corp.	4.50%	12/15/26	162,644
350,000	Rockies Express Pipeline LLC (a)	4.95%	07/15/29	359,230
100,000	Rockies Express Pipeline LLC (a)	6.88%	04/15/40	107,771
339,697	Ruby Pipeline LLC (a)	8.00%	04/01/22	300,771
174,000	TransMontaigne Partners L.P. / TLP Finance Corp.	6.13%	02/15/26	176,489
				3,559,670
	Real Estate Investment Trusts — 2.9%
450,000	Alexandria Real Estate Equities, Inc.	3.80%	04/15/26	502,216
75,000	Alexandria Real Estate Equities, Inc., Class E	3.45%	04/30/25	81,739
75,000	American Campus Communities Operating Partnership L.P.	3.75%	04/15/23	78,836
500,000	American Campus Communities Operating Partnership L.P.	4.13%	07/01/24	546,684
250,000	Boston Properties L.P.	2.75%	10/01/26	267,912
200,000	Boston Properties L.P.	3.40%	06/21/29	214,007
550,000	Camden Property Trust	2.95%	12/15/22	569,404
500,000	CubeSmart L.P.	4.38%	02/15/29	564,623
515,000	CyrusOne L.P. / CyrusOne Finance Corp.	2.90%	11/15/24	546,039
665,000	CyrusOne L.P. / CyrusOne Finance Corp.	3.45%	11/15/29	697,054
200,000	GLP Capital L.P. / GLP Financing II, Inc.	5.38%	11/01/23	218,748
250,000	GLP Capital L.P. / GLP Financing II, Inc.	5.38%	04/15/26	285,897
175,000	GLP Capital L.P. / GLP Financing II, Inc.	5.75%	06/01/28	205,923
185,000	GLP Capital L.P. / GLP Financing II, Inc.	5.30%	01/15/29	213,681
115,000	GLP Capital L.P. / GLP Financing II, Inc.	4.00%	01/15/30	122,010
500,000	Healthcare Realty Trust, Inc.	3.63%	01/15/28	542,929
500,000	Hudson Pacific Properties L.P.	3.95%	11/01/27	546,076
175,000	Hudson Pacific Properties L.P.	4.65%	04/01/29	199,096
400,000	Kilroy Realty L.P.	3.45%	12/15/24	429,177
400,000	Kilroy Realty L.P.	4.38%	10/01/25	444,921
500,000	Kimco Realty Corp.	3.40%	11/01/22	518,665
505,000	Lexington Realty Trust	2.70%	09/15/30	505,390
117,000	MGM Growth Properties Operating Partnership L.P. / MGP Finance Co.-Issuer, Inc.	5.63%	05/01/24	125,775
109,000	MGM Growth Properties Operating Partnership L.P. / MGP Finance Co.-Issuer, Inc. (a)	4.63%	06/15/25	115,809
250,000	National Retail Properties, Inc.	3.90%	06/15/24	271,502
40,000	SBA Communications Corp.	4.88%	09/01/24	40,875
380,000	SL Green Operating Partnership L.P., 3 Mo. LIBOR + 0.98% (b)	1.14%	08/16/21	380,014
325,000	SL Green Operating Partnership L.P.	3.25%	10/15/22	335,678
300,000	Ventas Realty L.P.	3.75%	05/01/24	323,808
250,000	Ventas Realty L.P.	2.65%	01/15/25	263,665

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
May 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Real Estate Investment Trusts (Continued)
$75,000	Ventas Realty L.P.	4.00%	03/01/28	$83,745
250,000	VEREIT Operating Partnership L.P.	4.63%	11/01/25	284,407
1,000,000	WEA Finance LLC (a)	3.15%	04/05/22	1,017,266
				11,543,571
	Retail — 0.4%
479,000	FirstCash, Inc. (a)	4.63%	09/01/28	496,979
350,000	Magic Mergeco, Inc. (a)	5.25%	05/01/28	354,814
435,000	Magic Mergeco, Inc. (a)	7.88%	05/01/29	444,244
300,000	Walgreens Boots Alliance, Inc.	3.30%	11/18/21	302,585
				1,598,622
	Semiconductors — 0.1%
75,000	Broadcom, Inc.	3.63%	10/15/24	81,693
415,000	Intel Corp.	3.73%	12/08/47	453,718
				535,411
	Software — 0.2%
500,000	Oracle Corp.	2.88%	03/25/31	512,986
450,000	Oracle Corp.	3.95%	03/25/51	468,249
				981,235
	Telecommunications — 2.7%
475,000	AT&T, Inc.	4.30%	02/15/30	541,565
400,000	AT&T, Inc. (a)	2.55%	12/01/33	387,173
150,000	AT&T, Inc.	4.50%	05/15/35	172,386
200,000	AT&T, Inc.	5.25%	03/01/37	247,744
594,000	AT&T, Inc.	4.85%	03/01/39	701,887
605,000	AT&T, Inc.	4.75%	05/15/46	709,450
188,000	AT&T, Inc. (a)	3.80%	12/01/57	186,134
456,000	Frontier Communications Corp. (a)	5.00%	05/01/28	467,970
625,000	Level 3 Financing, Inc. (a)	4.63%	09/15/27	643,431
54,000	Qwest Corp.	6.75%	12/01/21	55,552
342,000	Qwest Corp.	7.25%	09/15/25	406,125
335,000	SES GLOBAL Americas Holdings G.P. (a)	5.30%	03/25/44	387,541
542,000	Sprint Corp.	7.88%	09/15/23	614,823
2,145,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC (a)	4.74%	03/20/25	2,303,129
200,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC (a)	5.15%	03/20/28	229,417
120,000	T-Mobile USA, Inc.	1.50%	02/15/26	120,517
125,000	T-Mobile USA, Inc.	2.25%	02/15/26	126,213
950,000	T-Mobile USA, Inc. (a)	2.25%	02/15/26	959,215
500,000	T-Mobile USA, Inc.	3.75%	04/15/27	550,493
74,000	T-Mobile USA, Inc.	4.75%	02/01/28	79,188
200,000	T-Mobile USA, Inc.	3.88%	04/15/30	219,353
35,000	T-Mobile USA, Inc.	2.55%	02/15/31	34,758
250,000	T-Mobile USA, Inc.	4.38%	04/15/40	280,345
135,000	Verizon Communications, Inc.	2.10%	03/22/28	136,952
400,000	Verizon Communications, Inc.	2.55%	03/21/31	402,886
				10,964,247
	Total Corporate Bonds and Notes			83,580,878
	(Cost $79,532,140)

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
May 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MORTGAGE-BACKED SECURITIES — 18.7%
	Collateralized Mortgage Obligations — 13.6%
	Adjustable Rate Mortgage Trust
$106,785	Series 2005-8, Class 3A21 (e)	2.89%	11/25/35	$95,046
	Alternative Loan Trust
929,276	Series 2005-13CB, Class A8	5.50%	05/25/35	938,814
285,358	Series 2005-16, Class A3, 1 Mo. LIBOR + 0.50% (b)	0.59%	06/25/35	267,663
912,550	Series 2005-65CB, Class 2A4	5.50%	12/25/35	838,156
87,921	Series 2005-76, Class 1A1, 12 Mo. Treasury Average + 1.48% (b)	1.61%	01/25/36	88,451
335,921	Series 2006-33CB, Class 2A1	6.00%	11/25/36	271,581
1,067,775	Series 2007-15CB, Class A6	5.75%	07/25/37	875,135
288,986	Series 2007-OA6, Class A1B, 1 Mo. LIBOR + 0.20% (b)	0.29%	06/25/37	274,109
	American Home Mortgage Assets Trust
1,749,843	Series 2006-1, Class 1A1, 1 Mo. LIBOR + 0.42% (b)	0.51%	05/25/46	1,659,374
1,594,584	Series 2007-1, Class A1, 12 Mo. Treasury Average + 0.70% (b)	0.83%	02/25/47	918,511
	American Home Mortgage Investment Trust
686,473	Series 2005-4, Class 1A1, 1 Mo. LIBOR + 0.58% (b)	0.67%	11/25/45	670,333
	Banc of America Funding Trust
863,725	Series 2007-1, Class TA3A, 1 Mo. LIBOR + 0.16% (b)	0.25%	01/25/37	788,088
	BCAP LLC Trust
318,497	Series 2007-AA3, Class 1A1A, 1 Mo. LIBOR + 0.42% (b)	0.51%	04/25/37	305,972
851,774	Series 2015-RR2, Class 25A3 (a) (e)	0.32%	10/28/36	843,855
	Bear Stearns ALT-A Trust
1,107,768	Series 2004-8, Class M1, 1 Mo. LIBOR + 0.92% (b)	1.01%	09/25/34	1,116,944
	Bear Stearns Mortgage Funding Trust
712,624	Series 2006-AR1, Class 1A1, 1 Mo. LIBOR + 0.21% (b)	0.30%	07/25/36	680,858
621,293	Series 2006-AR3, Class 1A1, 1 Mo. LIBOR + 0.18% (b)	0.27%	10/25/36	592,929
233,634	Series 2007-AR1, Class 1A1, 1 Mo. LIBOR + 0.16% (b)	0.25%	01/25/37	222,283
210,385	Series 2007-AR3, Class 1A1, 1 Mo. LIBOR + 0.14% (b)	0.23%	03/25/37	200,260
	CIM Trust
214,366	Series 2018-R6, Class A1, 1 Mo. LIBOR + 1.08% (a) (b)	1.19%	09/25/58	212,864
893,528	Series 2020-R7, Class A1A (a) (f)	2.25%	12/27/61	894,573
1,748,029	Series 2021-R3, Class A1A (a)	1.95%	06/25/57	1,769,218
	Citigroup Mortgage Loan Trust
660,156	Series 2005-8, Class 2A4A	5.50%	09/25/35	658,803
1,395,134	Series 2009-10, Class 2A2 (a)	7.00%	12/25/35	1,308,414
	Credit Suisse Mortgage Trust
47,732	Series 2010-7R, Class 1A12 (a)	4.00%	01/26/37	47,888
68,969	Series 2014-2R, Class 28A1 (a) (e)	3.00%	06/27/37	69,761
913,543	Series 2014-8R, Class 3A2 (a) (e)	3.82%	02/27/36	753,165
1,847,657	Series 2021-RPL4, Class A1 (a)	1.80%	12/27/60	1,851,686
	Deutsche Alt-A Securities Mortgage Loan Trust
1,662,292	Series 2007-AR3, Class 2A5, 1 Mo. LIBOR + 0.40% (b)	0.49%	06/25/37	1,596,194
	DSLA Mortgage Loan Trust
73,947	Series 2004-AR4, Class 2A1A, 1 Mo. LIBOR + 0.72% (b)	0.82%	01/19/45	67,089
	First Horizon Alternative Mortgage Securities Trust
50,093	Series 2004-AA4, Class A1 (e)	2.36%	10/25/34	51,868
1,213,899	Series 2007-FA1, Class A4	6.25%	03/25/37	800,678
	GreenPoint Mortgage Funding Trust
76,657	Series 2006-AR1, Class A1A, 1 Mo. LIBOR + 0.58% (b)	0.67%	02/25/36	76,235
433,298	Series 2007-AR1, Class 2A1A, 1 Mo. LIBOR + 0.20% (b)	0.29%	03/25/47	439,511
713,362	Series 2007-AR2, Class 2A1, 1 Mo. LIBOR + 0.40% (b)	0.49%	05/25/37	711,626

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
May 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	GreenPoint MTA Trust
$438,051	Series 2005-AR3, Class 1A1, 1 Mo. LIBOR + 0.48% (b)	0.57%	08/25/45	$421,286
	HarborView Mortgage Loan Trust
202,760	Series 2005-9, Class 2A1A, 1 Mo. LIBOR + 0.68% (b)	0.78%	06/20/35	199,432
558,716	Series 2005-9, Class 2A1C, 1 Mo. LIBOR + 0.90% (b)	1.00%	06/20/35	554,049
875,514	Series 2007-7, Class 1A1, 1 Mo. LIBOR + 1.00% (b)	1.09%	10/25/37	847,715
	HomeBanc Mortgage Trust
169,818	Series 2005-4, Class A1, 1 Mo. LIBOR + 0.54% (b)	0.63%	10/25/35	170,099
	Impac CMB Trust
71,709	Series 2005-1, Class 1A1, 1 Mo. LIBOR + 0.52% (b)	0.61%	04/25/35	72,478
	IndyMac INDX Mortgage Loan Trust
436,416	Series 2005-16IP, Class A1, 1 Mo. LIBOR + 0.64% (b)	0.73%	07/25/45	390,998
616,111	Series 2006-AR4, Class A1A, 1 Mo. LIBOR + 0.42% (b)	0.51%	05/25/46	601,687
259,175	Series 2006-AR21, Class A1, 1 Mo. LIBOR + 0.24% (b)	0.33%	08/25/36	246,515
194,565	Series 2007-FLX2, Class A1C, 1 Mo. LIBOR + 0.19% (b)	0.28%	04/25/37	185,545
	JP Morgan Alternative Loan Trust
686,927	Series 2006-S1, Class 3A4	6.18%	03/25/36	675,238
76,577	Series 2007-S1, Class A2, 1 Mo. LIBOR + 0.34% (b)	0.43%	04/25/47	75,113
	Legacy Mortgage Asset Trust
959,701	Series 2020-GS2, Class A1 (a) (g)	2.75%	03/25/60	965,602
	Lehman Mortgage Trust
896,567	Series 2006-1, Class 1A5	5.50%	02/25/36	716,233
	Lehman XS Trust
260,232	Series 2005-5N, Class 3A1A, 1 Mo. LIBOR + 0.30% (b)	0.39%	11/25/35	258,123
868,655	Series 2006-2N, Class 2A1, 12 Mo. Treasury Average + 2.02% (b)	2.15%	02/25/36	886,414
757,833	Series 2007-12N, Class 1A3A, 1 Mo. LIBOR + 0.20% (b)	0.29%	07/25/47	754,962
1,883,924	Series 2007-16N, Class 1A1, 1 Mo. LIBOR + 0.47% (b)	0.56%	09/25/47	1,874,671
	MASTR Adjustable Rate Mortgages Trust
743,132	Series 2004-14, Class B1, 1 Mo. LIBOR + 2.15% (b)	2.24%	01/25/35	788,430
451,195	Series 2007-2, Class A1, 1 Mo. LIBOR + 0.15% (b)	0.24%	03/25/47	440,331
	Merrill Lynch Mortgage Investors Trust
176,614	Series 2003-D, Class A, 1 Mo. LIBOR + 0.62% (b)	0.71%	08/25/28	177,319
246,542	Series 2004-E, Class A2B, 6 Mo. LIBOR + 0.72% (b)	0.93%	11/25/29	253,194
	Morgan Stanley Resecuritization Trust
76,729	Series 2014-R8, Class 3B1, 12 Mo. Treasury Average + 0.75% (a) (b)	0.90%	06/26/47	76,553
	Nomura Resecuritization Trust
2,556,961	Series 2014-1R, Class 1A13, 1 Mo. LIBOR + 0.32% (a) (b)	0.43%	10/26/36	2,462,081
	Opteum Mortgage Acceptance Corp Trust
558,151	Series 2006-1, Class 1AC1, 1 Mo. LIBOR + 0.60% (b)	0.69%	04/25/36	553,231
	RALI Trust
2,089,164	Series 2005-QO1, Class A1, 1 Mo. LIBOR + 0.30% (b)	0.39%	08/25/35	1,817,156
604,596	Series 2006-QS6, Class 1A15	6.00%	06/25/36	581,772
945,329	Series 2006-QO10, Class A1, 1 Mo. LIBOR + 0.32% (b)	0.41%	01/25/37	911,257
1,260,559	Series 2007-QH4, Class A1, 1 Mo. LIBOR + 0.19% (b)	0.28%	05/25/37	1,211,518
1,173,972	Series 2007-QH9, Class A1 (e)	1.40%	11/25/37	1,122,625
	Structured Adjustable Rate Mortgage Loan Trust
47,455	Series 2005-12, Class 3A1 (e)	2.59%	06/25/35	45,937
471,217	Series 2006-11, Class 1A1, 1 Mo. LIBOR + 0.32% (b)	0.41%	12/25/36	464,403
740,478	Series 2007-4, Class 1A1, 1 Mo. LIBOR + 0.48% (b)	0.57%	05/25/37	765,938
711,007	Series 2007-4, Class 1A2, 1 Mo. LIBOR + 0.44% (b)	0.53%	05/25/37	694,614

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
May 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Structured Asset Mortgage Investments II Trust
$351,573	Series 2005-AR2, Class 2A1, 1 Mo. LIBOR + 0.46% (b)	0.55%	05/25/45	$351,939
535,257	Series 2006-AR1, Class 3A1, 1 Mo. LIBOR + 0.46% (b)	0.55%	02/25/36	513,237
411,059	Series 2006-AR3, Class 12A1, 1 Mo. LIBOR + 0.44% (b)	0.53%	05/25/36	402,452
463,063	Series 2006-AR4, Class 3A1, 1 Mo. LIBOR + 0.38% (b)	0.47%	06/25/36	436,561
68,850	Series 2006-AR5, Class 1A1, 1 Mo. LIBOR + 0.42% (b)	0.51%	05/25/36	60,085
1,148,352	Series 2006-AR8, Class A1A, 1 Mo. LIBOR + 0.20% (b)	0.29%	10/25/36	1,112,390
518,145	Series 2007-AR1, Class 1A1, 1 Mo. LIBOR + 0.16% (b)	0.25%	01/25/37	501,283
195,864	Series 2007-AR1, Class 2A1, 1 Mo. LIBOR + 0.18% (b)	0.27%	01/25/37	187,790
768,262	Series 2007-AR6, Class A1, 12 Mo. Treasury Average + 1.50% (b)	1.63%	08/25/47	753,202
	Structured Asset Mortgage Investments Trust
168,098	Series 2003-AR3, Class A1, 1 Mo. LIBOR + 0.68% (b)	0.78%	11/19/33	168,478
	TBW Mortgage-Backed Trust
506,972	Series 2006-4, Class A4 (g)	6.66%	09/25/36	501,244
	WaMu Mortgage Pass-Through Certificates Trust
151,410	Series 2004-AR12, Class A2A, 1 Mo. LIBOR + 0.78% (b)	0.87%	10/25/44	149,343
372,091	Series 2006-AR3, Class A1A, 12 Mo. Treasury Average + 1.00% (b)	1.13%	02/25/46	374,939
57,960	Series 2006-AR11, Class 1A, 12 Mo. Treasury Average + 0.96% (b)	1.09%	09/25/46	54,568
967,663	Series 2007-OA5, Class 1A, 12 Mo. Treasury Average + 0.75% (b)	0.88%	06/25/47	923,904
	Washington Mutual Mortgage Pass-Through Certificates WMALT
2,592,488	Series 2006-AR6, Class 2A, 12 Mo. Treasury Average + 0.96% (b)	1.09%	08/25/46	1,756,640
811,512	Series 2007-OC1, Class A4, 1 Mo. LIBOR + 0.32% (b)	0.41%	01/25/47	831,790
	Wells Fargo Mortgage Backed Securities Trust
312,395	Series 2007-AR5, Class A1 (e)	3.12%	10/25/37	308,333
				54,608,632
	Commercial Mortgage-Backed Obligations — 5.1%
	AREIT Trust
680,000	Series 2020-CRE4, Class B, 1 Mo. LIBOR + 4.15% (a) (b)	4.25%	04/15/37	691,997
	Banc of America Commercial Mortgage Trust
15,404,952	Series 2015-UBS7, Class XA, IO (e)	0.79%	09/15/48	447,089
	Bayview Commercial Asset Trust
864,502	Series 2005-4A, Class A1, 1 Mo. LIBOR + 0.45% (a) (b)	0.54%	01/25/36	832,162
	BBCMS Mortgage Trust
820,000	Series 2020-BID, Class A, 1 Mo. LIBOR + 2.14% (a) (b)	2.24%	10/15/37	829,307
	BF Mortgage Trust
1,300,000	Series 2019-NYT, Class D, 1 Mo. LIBOR + 2.00% (a) (b)	2.10%	12/15/35	1,288,421
	BXMT Ltd.
1,175,000	Series 2020-FL3, Class A, 1 Mo. LIBOR + 1.40% (a) (b)	1.50%	03/15/37	1,177,093
	COMM Mortgage Trust
1,054,000	Series 2012-CR4, Class AM	3.25%	10/15/45	1,075,364
1,525,150	Series 2012-CR4, Class XA, IO (e)	1.68%	10/15/45	29,404
4,601,344	Series 2020-CBM, Class XCP, IO (a) (e)	0.60%	02/10/37	97,663
21,254,000	Series 2020-SBX, Class X, IO (a) (e)	0.58%	01/10/38	536,557
	DBWF Mortgage Trust
600,000	Series 2016-85T, Class A (a)	3.79%	12/10/36	666,260

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
May 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Obligations (Continued)
	DROP Mortgage Trust
$1,000,000	Series 2021-FILE, Class B, 1 Mo. LIBOR + 1.70% (a) (b)	1.80%	04/15/26	$1,004,889
	GS Mortgage Securities Corp Trust
2,600,000	Series 2020-UPTN, Class XA, IO (a) (e)	0.35%	02/10/37	34,125
	GS Mortgage Securities Trust
1,102,200	Series 2014-GC18, Class A3	3.80%	01/10/47	1,156,627
	GSCG Trust
400,000	Series 2019-600C, Class A (a)	2.94%	09/06/34	421,339
	JP Morgan Chase Commercial Mortgage Securities Trust
1,321,000	Series 2021-1440, Class B, 1 Mo. LIBOR + 1.75% (a) (b)	1.85%	03/15/36	1,323,786
700,000	Series 2021-1440, Class C, 1 Mo. LIBOR + 2.30% (a) (b)	2.40%	03/15/36	701,812
	Life Mortgage Trust
1,130,000	Series 2021-BMR, Class G, 1 Mo. LIBOR + 2.95% (a) (b)	3.05%	03/15/38	1,136,466
	Merit Hill Commercial Mortgage Pass-Through Certificates
900,000	Series 2020-HILL, Class F, 1 Mo. LIBOR + 4.10% (a) (b)	4.20%	08/15/37	910,156
	Morgan Stanley Capital I Trust
1,050,000	Series 2018-MP, Class A (a) (e)	4.28%	07/11/40	1,183,078
	MSDB Trust
500,000	Series 2017-712F, Class A (a) (e)	3.32%	07/11/39	533,519
	One Market Plaza Trust
476,000	Series 2017-1MKT, Class A (a)	3.61%	02/10/32	488,566
	RBS Commercial Funding, Inc. Trust
1,285,000	Series 2013-GSP, Class A (a) (e)	3.83%	01/15/32	1,370,474
	SFAVE Commercial Mortgage Securities Trust
545,000	Series 2015-5AVE, Class C (a) (e)	4.39%	01/05/43	490,900
	VMC Finance LLC
779,000	Series 2021-FL4, Class B, 1 Mo. LIBOR + 1.80% (a) (b)	1.91%	06/16/36	781,674
	Wells Fargo Commercial Mortgage Trust
10,467,000	Series 2021-SAVE, Class XCP, IO (a) (e)	10.12%	02/15/40	1,106,918
				20,315,646
	Total Mortgage-Backed Securities			74,924,278
	(Cost $74,447,255)

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 17.2%
	Collateralized Mortgage Obligations — 0.8%
	Federal Home Loan Mortgage Corporation
364,971	Series 2019-4919, Class FP, 1 Mo. LIBOR + 0.45% (b)	0.54%	09/25/49	368,258
	Federal National Mortgage Association
1,621,904	Series 2011-116, Class SA, IO, 1 Mo. LIBOR × -1 + 6.00% (h)	5.91%	11/25/41	224,502
313,658	Series 2011-130, Class NW, 1 Mo. LIBOR + 1.20% (b)	1.31%	12/25/41	319,462
209,777	Series 2012-56, Class FK, 1 Mo. LIBOR + 0.45% (b)	0.54%	06/25/42	212,038
320,789	Series 2012-128, Class UA	2.50%	06/25/42	329,436
1,745,466	Series 2013-18, Class MI, IO	3.00%	02/25/33	115,584
377,553	Series 2019-33, Class FN, 1 Mo. LIBOR + 0.40% (b)	0.49%	07/25/49	380,921
	Government National Mortgage Association
1,314,649	Series 2003-110, Class S, IO, 1 Mo. LIBOR × -1 + 6.60% (h)	6.48%	10/20/33	173,649
1,517,707	Series 2018-63, Class IO, IO	4.00%	09/20/47	249,824
406,588	Series 2019-86, Class FE, 1 Mo. LIBOR + 0.40% (b)	0.50%	07/20/49	411,528

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
May 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Government National Mortgage Association (Continued)
$270,993	Series 2020-133, Class FA (f)	0.52%	02/20/49	$272,240
				3,057,442
	Commercial Mortgage-Backed Securities — 5.0%
	Federal Home Loan Mortgage Corporation Multifamily PC REMIC Trust
4,095,000	Series 2019-P002, Class X, IO (f)	1.01%	07/25/33	468,775
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
550,000	Series 2011-KAIV, Class X2, IO (e) (i)	3.59%	06/25/41	161
8,139,000	Series 2012-K021, Class X3, IO (e)	1.97%	07/25/40	138,200
2,500,000	Series 2012-K022, Class X3, IO (e)	1.81%	08/25/40	41,824
11,075,000	Series 2013-K025, Class X3, IO (e)	1.75%	11/25/40	265,357
30,000,000	Series 2013-K026, Class X3, IO (e)	1.80%	12/25/40	788,124
74,572,777	Series 2013-K031, Class X1, IO (e)	0.20%	04/25/23	273,138
17,355,364	Series 2013-K035, Class X1, IO (e)	0.34%	08/25/23	117,885
4,000,000	Series 2013-K035, Class X3, IO (e)	1.79%	12/25/41	137,793
2,500,000	Series 2014-K037, Class X3, IO (e)	2.21%	01/25/42	128,027
31,699,110	Series 2014-K039, Class X1, IO (e)	0.71%	07/25/24	624,469
2,145,000	Series 2014-K039, Class X3, IO (e)	2.11%	08/25/42	147,203
1,759,244	Series 2014-K715, Class X3, IO (e)	3.82%	02/25/41	29,243
30,235,000	Series 2014-K716, Class X3, IO (e)	1.71%	08/25/42	12,859
9,412,372	Series 2015-K042, Class X1, IO (e)	1.04%	12/25/24	303,396
31,865,967	Series 2015-K043, Class X1, IO (e)	0.52%	12/25/24	543,920
14,179,630	Series 2015-K044, Class X1, IO (e)	0.73%	01/25/25	304,393
8,542,581	Series 2015-K045, Class X1, IO (e)	0.44%	01/25/25	119,879
17,036,585	Series 2015-K051, Class X1, IO (e)	0.54%	09/25/25	353,572
449,449	Series 2015-K719, Class X1, IO (e)	0.71%	06/25/22	297
1,367,408	Series 2015-K720, Class X1, IO (e)	0.51%	08/25/22	4,764
6,897,149	Series 2016-K056, Class X3, IO (e)	2.11%	06/25/44	662,228
4,772,618	Series 2016-K057, Class X1, IO (e)	1.18%	07/25/26	247,256
1,900,000	Series 2016-K060, Class X3, IO (e)	1.89%	12/25/44	175,573
283,691	Series 2016-KF25, Class A, 1 Mo. LIBOR + 0.48% (b)	0.59%	10/25/23	284,223
5,012,760	Series 2016-KIR1, Class X, IO (e)	1.06%	03/25/26	216,473
9,795,143	Series 2016-KS05, Class X, IO (e)	0.76%	01/25/23	96,869
3,713,836	Series 2016-KS06, Class X, IO (e)	1.06%	08/25/26	147,425
4,945,401	Series 2016-KS07, Class X, IO (e)	0.65%	09/25/25	123,767
6,198,019	Series 2016-KW01, Class X1, IO (e)	0.97%	01/25/26	233,194
11,031,626	Series 2017-K726, Class X1, IO (e)	0.88%	04/25/24	217,783
2,230,000	Series 2017-K728, Class X3, IO (e)	1.95%	11/25/45	133,330
3,630,000	Series 2018-K078, Class X3, IO (e)	2.21%	10/25/28	496,334
125,000	Series 2018-K155, Class A3	3.75%	04/25/33	147,850
125,000	Series 2018-W5FX, Class AFX (e)	3.21%	04/25/28	139,334
1,364,453	Series 2019-KC04, Class X1, IO (e)	1.25%	12/25/26	67,341
7,178,289	Series 2019-KC05, Class X1, IO (e)	1.20%	06/25/27	371,295
185,087	Series 2019-KF73, Class AL, 1 Mo. LIBOR + 0.60% (b)	0.71%	11/25/29	186,737
5,684,892	Series 2019-KLU1, Class X3, IO (e)	3.97%	01/25/31	928,744
1,800,000	Series 2019-KS11, Class XFX, IO (e)	1.60%	06/25/29	185,709
467,814	Series 2020-KF75, Class AL, 1 Mo. LIBOR + 0.51% (b)	0.62%	12/25/29	471,712
305,000	Series 2020-KF80, Class AL, 1 Mo. LIBOR + 0.44% (b)	0.55%	06/25/30	308,094
948,731	Series 2020-KF84, Class AL, 1 Mo. LIBOR + 0.30% (b)	0.41%	07/25/30	952,902
1,969,481	Series 2020-KF85, Class AL, 1 Mo. LIBOR + 0.30% (b)	0.41%	08/25/30	1,977,566
738,936	Series 2020-KF86, Class AL, 1 Mo. LIBOR + 0.29% (b)	0.40%	08/25/27	740,875

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
May 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates (Continued)
$1,950,000	Series 2020-KF87, Class AL, 1 Mo. LIBOR + 0.35% (b)	0.46%	08/25/30	$1,958,403
1,520,000	Series 2020-KF88, Class AL, 1 Mo. LIBOR + 0.33% (b)	0.44%	09/25/30	1,526,515
	Federal National Mortgage Association
3,666,937	Series 2012-M4, Class X1, IO (e) (f)	0.47%	04/25/22	5,958
23,901,498	Series 2015-M4, Class X2, IO (e)	0.40%	07/25/22	52,877
182,968	Series 2016-M2, Class AL	3.47%	04/25/36	181,681
76,392	Series 2016-M2, Class X3, IO (e) (i)	2.07%	04/25/36	13
2,556,915	Series 2016-M4, Class X2, IO (e)	2.66%	01/25/39	132,370
203,415	Series 2016-M11, Class X2, IO (e)	2.92%	07/25/39	5,299
1,090,468	Series 2018-M10, Class A1 (e)	3.37%	07/25/28	1,192,433
6,100,000	Series 2019-M29, Class X4, IO	0.70%	03/25/29	254,543
	Government National Mortgage Association
392,730	Series 2011-119, Class D	3.51%	04/16/45	408,155
559,217	Series 2013-125, Class IO, IO (f)	0.34%	10/16/54	10,010
1,053,302	Series 2014-125, Class IO, IO (f)	0.85%	11/16/54	39,568
				20,083,718
	Pass-through Securities — 11.4%
	Federal Home Loan Mortgage Corporation
570,862	Pool WN0006	3.42%	07/01/30	639,903
	Federal National Mortgage Association
397,924	Pool 464398	5.97%	01/01/40	462,613
301,585	Pool 464400	5.97%	01/01/40	350,612
477,100	Pool AM2974	4.10%	04/01/43	538,356
21,500,000	Pool TBA (j)	2.00%	07/15/51	21,668,808
21,075,000	Pool TBA (j)	2.50%	07/15/51	21,773,932
				45,434,224
	Total U.S. Government Agency Mortgage-Backed Securities			68,575,384
	(Cost $69,234,656)

ASSET-BACKED SECURITIES — 16.7%
	321 Henderson Receivables LLC
298,263	Series 2013-2A, Class A (a)	4.21%	03/15/62	338,146
	ABFC Trust
94,245	Series 2007-NC1, Class A2, 1 Mo. LIBOR + 0.30% (a) (b)	0.39%	05/25/37	90,836
1,143,279	Series 2007-WMC1, Class A1A, 1 Mo. LIBOR + 1.25% (b)	1.34%	06/25/37	1,016,018
	ACE Securities Corp. Home Equity Loan Trust
931,779	Series 2006-HE3, Class A2C, 1 Mo. LIBOR + 0.30% (b)	0.39%	06/25/36	823,244
	AGL CLO Ltd.
1,200,000	Series 2021-12A, Class A1 (a) (b) (k)	0.00%	07/20/34	1,200,727
	AIG CLO Ltd.
1,600,000	Series 2018-1A, Class BR, 3 Mo. LIBOR + 1.70% (a) (b)	1.84%	04/20/32	1,600,099
	Ameriquest Mortgage Securities, Inc. Asset Backed Pass-Through Ctfs
694,990	Series 2002-AR1, Class M1, 1 Mo. LIBOR + 1.07% (b)	1.18%	09/25/32	717,141
	Argent Securities Trust
1,395,357	Series 2006-W2, Class A2B, 1 Mo. LIBOR + 0.38% (b)	0.47%	03/25/36	954,804

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
May 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

ASSET-BACKED SECURITIES (Continued)
	Argent Securities, Inc., Asset-Backed Pass-Through Certificates
$160,000	Series 2005-W3, Class M1, 1 Mo. LIBOR + 0.66% (b)	0.75%	11/25/35	$157,182
2,200,000	Series 2005-W3, Class M2, 1 Mo. LIBOR + 0.69% (b)	0.78%	11/25/35	2,038,409
	BCMSC Trust
2,369,065	Series 2000-A, Class A5	8.32%	06/15/30	648,034
	BNC Mortgage Loan Trust
911,826	Series 2006-2, Class A4, 1 Mo. LIBOR + 0.32% (b)	0.41%	11/25/36	900,479
	Carrington Mortgage Loan Trust
31,642	Series 2005-NC5, Class M1, 1 Mo. LIBOR + 0.72% (b)	0.81%	10/25/35	31,738
	C-BASS TRUST
2,966,319	Series 2007-CB1, Class AF2 (g)	3.30%	01/25/37	1,376,433
2,938,242	Series 2007-CB1, Class AF3 (g)	3.30%	01/25/37	1,363,370
	Cedar Funding XIV CLO Ltd.
1,850,000	Series 2021-14A, Class A (a) (b) (k)	0.00%	07/15/33	1,851,110
	Citigroup Mortgage Loan Trust
1,160,959	Series 2006-HE3, Class A2B, 1 Mo. LIBOR + 0.20% (b)	0.29%	12/25/36	936,815
	Citigroup Mortgage Loan Trust, Inc.
5,416	Series 2005-HE4, Class M1, 1 Mo. LIBOR + 0.62% (b)	0.71%	10/25/35	5,622
425,000	Series 2007-WFH3, Class M1, 1 Mo. LIBOR + 0.26% (b)	0.35%	06/25/37	415,519
	Conseco Finance Corp.
12,310	Series 1996-7, Class M1	7.70%	09/15/26	12,469
1,329,916	Series 1999-3, Class A8	7.06%	02/01/31	1,295,500
	CoreVest American Finance Trust
405,000	Series 2020-1, Class A2 (a)	2.30%	03/15/50	410,536
1,581,103	Series 2020-1, Class XA, IO (a) (e)	2.70%	03/15/50	160,205
1,478,389	Series 2020-3, Class XA, IO (a) (e)	3.62%	08/15/53	199,561
1,250,000	Series 2020-3, Class XB, IO (a) (e)	2.56%	08/15/53	225,406
	Countrywide Asset-Backed Certificates
167,858	Series 2006-6, Class 1A1, 1 Mo. LIBOR + 0.34% (b)	0.43%	09/25/36	167,104
	Credit-Based Asset Servicing & Securitization LLC
957,000	Series 2006-MH1, Class B1 (a) (g)	6.25%	10/25/36	989,588
	CWABS Asset-Backed Certificates Trust
1,600,000	Series 2005-17, Class MV2, 1 Mo. LIBOR + 0.48% (b)	0.57%	05/25/36	1,552,450
	Dryden CLO Ltd.
625,000	Series 2019-72A, Class BR (a) (b) (k)	0.00%	05/15/32	624,989
	Eaton Vance CLO Ltd.
1,800,000	Series 2019-1A, Class AR, 3 Mo. LIBOR + 1.10% (a) (b)	1.22%	04/15/31	1,800,497
	EquiFirst Mortgage Loan Trust
65,307	Series 2005-1, Class M3, 1 Mo. LIBOR + 0.72% (b)	0.81%	04/25/35	65,437
	First Franklin Mortgage Loan Trust
81,665	Series 2006-FF11, Class 2A3, 1 Mo. LIBOR + 0.30% (b)	0.39%	08/25/36	77,829
	Flatiron CLO Ltd.
1,000,000	Series 2021-1A, Class B (a) (b) (k)	0.00%	07/19/34	1,000,500
	Fremont Home Loan Trust
64,562	Series 2005-D, Class 2A4, 1 Mo. LIBOR + 0.68% (b)	0.77%	11/25/35	64,438
	Goldentree Loan Management US CLO Ltd.
1,200,000	Series 2019-4A, Class AR (a) (b) (k)	0.00%	04/24/31	1,200,073
	GSAA Home Equity Trust
582,210	Series 2007-8, Class A3, 1 Mo. LIBOR + 0.90% (b)	0.99%	08/25/37	581,864
	GSAMP Trust
1,269,882	Series 2006-HE4, Class A2D, 1 Mo. LIBOR + 0.52% (b)	0.61%	06/25/36	1,245,005

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
May 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

ASSET-BACKED SECURITIES (Continued)
	GSAMP Trust (Continued)
$1,317,723	Series 2007-FM2, Class A1, 1 Mo. LIBOR + 0.14% (b)	0.23%	01/25/37	$970,099
	Invitation Homes Trust
1,152,354	Series 2018-SFR4, Class A, 1 Mo. LIBOR + 1.10% (a) (b)	1.20%	01/17/38	1,160,318
	JP Morgan Mortgage Acquisition Trust
838,403	Series 2006-CH2, Class AF6 (g)	5.54%	10/25/36	669,340
664,429	Series 2006-WF1, Class A5	6.91%	07/25/36	290,774
1,133,407	Series 2007-CH2, Class AF6 (g)	4.55%	01/25/37	790,624
	Lehman XS Trust
1,750,958	Series 2006-15, Class A4, 1 Mo. LIBOR + 0.34% (b)	0.43%	10/25/36	1,722,247
986,243	Series 2007-11, Class A3, 1 Mo. LIBOR + 0.52% (b)	0.61%	02/25/47	977,766
	Long Beach Mortgage Loan Trust
2,484,196	Series 2006-8, Class 2A3, 1 Mo. LIBOR + 0.16% (b)	0.25%	09/25/36	1,008,596
	Mastr Asset Backed Securities Trust
139,405	Series 2006-HE5, Class A3, 1 Mo. LIBOR + 0.16% (b)	0.25%	11/25/36	102,965
	Merrill Lynch First Franklin Mortgage Loan Trust
2,058,635	Series 2007-1, Class A1, 1 Mo. LIBOR + 0.14% (b)	0.23%	04/25/37	1,282,624
	Merrill Lynch Mortgage Investors Trust
3,254,227	Series 2006-HE6, Class A2C, 1 Mo. LIBOR + 0.46% (b)	0.55%	11/25/37	1,617,981
	Mid-State Capital Trust
10,627	Series 2010-1, Class A (a)	3.50%	12/15/45	10,792
	Morgan Stanley ABS Capital I, Inc. Trust
2,123,361	Series 2006-HE8, Class A2B, 1 Mo. LIBOR + 0.10% (b)	0.19%	10/25/36	1,236,995
1,391,193	Series 2007-HE4, Class A2B, 1 Mo. LIBOR + 0.18% (b)	0.27%	02/25/37	622,924
2,187,015	Series 2007-NC3, Class A2D, 1 Mo. LIBOR + 0.26% (b)	0.35%	05/25/37	1,883,907
	Navient Student Loan Trust
28,316	Series 2014-1, Class A3, 1 Mo. LIBOR + 0.51% (b)	0.60%	06/25/31	28,137
	NovaStar Mortgage Funding Trust
927,435	Series 2007-2, Class A1A, 1 Mo. LIBOR + 0.20% (b)	0.29%	09/25/37	911,610
	OCP CLO Ltd.
1,500,000	Series 2021-21A, Class B (a) (b) (k)	0.00%	07/20/34	1,500,900
	OHA Credit Funding Ltd.
2,000,000	Series 2019-3A, Class AR (a) (b) (k)	0.00%	07/02/35	2,001,000
	Progress Residential Trust
1,766,000	Series 2018-SFR3, Class E (a)	4.87%	10/17/35	1,795,028
	Residential Asset Mortgage Products, Inc.
73,139	Series 2005-RZ3, Class M3, 1 Mo. LIBOR + 0.83% (b)	0.92%	09/25/35	73,142
1,400,000	Series 2006-NC2, Class M1, 1 Mo. LIBOR + 0.54% (b)	0.63%	02/25/36	1,346,881
1,050,000	Series 2006-RZ2, Class M1, 1 Mo. LIBOR + 0.50% (b)	0.59%	05/25/36	1,031,351
	Residential Asset Securities Corp.
114,286	Series 2005-KS11, Class M2, 1 Mo. LIBOR + 0.63% (b)	0.72%	12/25/35	114,047
132,159	Series 2006-KS3, Class M1, 1 Mo. LIBOR + 0.50% (b)	0.59%	04/25/36	129,910
	Saxon Asset Securities Trust
1,772,274	Series 2006-1, Class M1, 1 Mo. LIBOR + 0.47% (b)	0.56%	03/25/36	1,763,427
	Securitized Asset Backed Receivables LLC Trust
2,800,044	Series 2006-CB5, Class A3, 1 Mo. LIBOR + 0.28% (b)	0.37%	06/25/36	2,182,872
	Skyline Aircraft Finance LLC
690,495	Series 2020-1, Class A (l)	3.23%	05/10/38	690,495
	SLM Student Loan Trust
905,000	Series 2007-7, Class B, 3 Mo. LIBOR + 0.75% (b)	0.93%	10/27/70	823,796
300,000	Series 2008-2, Class B, 3 Mo. LIBOR + 1.20% (b)	1.38%	01/25/83	270,139
300,000	Series 2008-3, Class B, 3 Mo. LIBOR + 1.20% (b)	1.38%	04/26/83	280,642
943,040	Series 2008-4, Class A4, 3 Mo. LIBOR + 1.65% (b)	1.83%	07/25/22	953,117

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
May 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

ASSET-BACKED SECURITIES (Continued)
	SLM Student Loan Trust (Continued)
$650,000	Series 2008-5, Class B, 3 Mo. LIBOR + 1.85% (b)	2.03%	07/25/73	$643,582
300,000	Series 2008-6, Class B, 3 Mo. LIBOR + 1.85% (b)	2.03%	07/26/83	295,638
220,000	Series 2008-8, Class B, 3 Mo. LIBOR + 2.25% (b)	2.43%	10/25/75	223,525
1,315,424	Series 2008-9, Class A, 3 Mo. LIBOR + 1.50% (b)	1.68%	04/25/23	1,327,599
800,000	Series 2008-9, Class B, 3 Mo. LIBOR + 2.25% (b)	2.43%	10/25/83	808,543
100,000	Series 2012-7, Class B, 1 Mo. LIBOR + 1.80% (b)	1.89%	09/25/43	100,573
	Soundview Home Loan Trust
2,486,118	Series 2007-OPT1, Class 2A3, 1 Mo. LIBOR + 0.21% (b)	0.30%	06/25/37	2,031,176
255,743	Series 2007-OPT2, Class 2A4, 1 Mo. LIBOR + 0.25% (b)	0.34%	07/25/37	228,270
	Structured Asset Securities Corp Mortgage Loan Trust
1,367,059	Series 2006-BC3, Class A3, 1 Mo. LIBOR + 0.32% (b)	0.41%	10/25/36	1,314,301
	Structured Receivables Finance LLC
110,498	Series 2010-B, Class A (a)	3.73%	08/15/36	115,657
	WaMu Asset-Backed Certificates WaMu Trust
1,753,449	Series 2007-HE2, Class 2A3, 1 Mo. LIBOR + 0.25% (b)	0.34%	04/25/37	885,286
	Washington Mutural Asset-Backed Certificates WMABS Trust
530,621	Series 2006-HE5, Class 1A, 1 Mo. LIBOR + 0.16% (b)	0.25%	10/25/36	459,780
	Total Asset-Backed Securities			66,817,553
	(Cost $67,162,274)

Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (U.S. Dollar)

FOREIGN CORPORATE BONDS AND NOTES — 6.4%
	Banks — 1.5%
365,000	Credit Suisse Group AG (USD)	3.75%	03/26/25	396,942
65,000	Credit Suisse Group AG (USD) (a) (c)	2.59%	09/11/25	67,995
125,000	Credit Suisse Group AG (USD)	4.55%	04/17/26	141,924
605,000	Credit Suisse Group AG (USD) (a) (c)	2.19%	06/05/26	621,090
100,000	Credit Suisse Group AG (USD) (a) (c)	1.31%	02/02/27	98,015
420,000	Credit Suisse Group AG (USD) (a) (c)	3.09%	05/14/32	427,794
200,000	Global Bank Corp. (USD) (c) (m)	5.25%	04/16/29	208,850
590,000	HSBC Holdings PLC (USD) (c)	0.98%	05/24/25	592,838
525,000	HSBC Holdings PLC (USD) (c)	1.59%	05/24/27	527,784
540,000	HSBC Holdings PLC (USD) (c)	2.01%	09/22/28	541,166
115,000	Lloyds Banking Group PLC (USD) (c)	2.86%	03/17/23	117,264
200,000	Lloyds Banking Group PLC (USD)	3.90%	03/12/24	218,427
365,000	Lloyds Banking Group PLC (USD) (c)	3.87%	07/09/25	397,968
565,000	Macquarie Group Ltd. (USD) (a) (c)	1.34%	01/12/27	560,270
100,000	Santander UK Group Holdings PLC (USD) (c)	4.80%	11/15/24	110,001
525,000	Santander UK Group Holdings PLC (USD) (c)	1.09%	03/15/25	528,829
650,000	Santander UK PLC (USD)	3.40%	06/01/21	650,000
				6,207,157
	Beverages — 0.0%
15,000	Bacardi Ltd. (USD) (a)	5.30%	05/15/48	18,880
	Chemicals — 0.1%
275,000	Herens Holdco Sarl (USD) (a)	4.75%	05/15/28	276,092

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
May 31, 2021 (Unaudited)

Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (U.S. Dollar)

FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Commercial Services — 0.3%
200,000	DP World Crescent Ltd. (USD) (a)	4.85%	09/26/28	$227,585
580,000	IHS Markit Ltd. (USD) (a)	4.75%	02/15/25	651,282
215,000	IHS Markit Ltd. (USD)	4.75%	08/01/28	251,009
				1,129,876
	Diversified Financial Services — 0.8%
20,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (USD)	3.95%	02/01/22	20,386
110,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (USD)	3.50%	05/26/22	112,887
55,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (USD)	4.13%	07/03/23	58,327
300,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (USD)	3.50%	01/15/25	317,485
115,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (USD)	3.88%	01/23/28	121,712
100,000	Avolon Holdings Funding Ltd. (USD) (a)	3.95%	07/01/24	106,554
185,000	Avolon Holdings Funding Ltd. (USD) (a)	2.88%	02/15/25	190,655
1,690,000	GE Capital International Funding Co. Unlimited Co. (USD)	4.42%	11/15/35	1,973,017
290,000	Park Aerospace Holdings Ltd. (USD) (a)	5.50%	02/15/24	318,939
				3,219,962
	Electric — 0.1%
250,000	Mong Duong Finance Holdings B.V. (USD) (m)	5.13%	05/07/29	249,104
	Environmental Control — 0.1%
300,000	Waste Connections, Inc. (USD)	2.60%	02/01/30	306,702
	Food — 0.2%
443,000	JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc. (USD) (a)	5.50%	01/15/30	487,858
300,000	JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc. (USD) (a)	3.75%	12/01/31	304,515
				792,373
	Internet — 0.1%
200,000	Tencent Holdings Ltd. (USD) (a)	3.68%	04/22/41	205,617
200,000	Tencent Holdings Ltd. (USD) (a)	3.84%	04/22/51	205,186
				410,803
	Machinery-Diversified — 0.1%
222,000	Titan Acquisition Ltd. / Titan Co.-Borrower LLC (USD) (a)	7.75%	04/15/26	230,735
	Media — 0.1%
200,000	Virgin Media Secured Finance PLC (USD) (a)	5.50%	08/15/26	207,650
270,000	Virgin Media Secured Finance PLC (USD) (a)	5.50%	05/15/29	289,237
100,000	Virgin Media Secured Finance PLC (USD) (a)	4.50%	08/15/30	99,894
				596,781
	Mining — 0.3%
450,000	Corp. Nacional del Cobre de Chile (USD) (m)	3.15%	01/14/30	466,006
700,000	Indonesia Asahan Aluminium Persero PT (USD) (a)	6.53%	11/15/28	850,363
				1,316,369

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
May 31, 2021 (Unaudited)

Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (U.S. Dollar)

FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Miscellaneous Manufacturing — 0.0%
40,000	Ingersoll-Rand Luxembourg Finance S.A. (USD)	3.55%	11/01/24	$43,379
	Oil & Gas — 0.9%
200,000	KazMunayGas National Co. JSC (USD) (a)	3.50%	04/14/33	208,132
400,000	KazMunayGas National Co. JSC (USD) (m)	3.50%	04/14/33	416,264
218,000	KazMunayGas National Co. JSC (USD) (m)	5.75%	04/19/47	269,069
600,000	Pertamina Persero PT (USD) (a)	3.10%	08/27/30	616,034
270,000	Petroleos Mexicanos (USD)	5.95%	01/28/31	262,913
370,000	Petroleos Mexicanos (USD)	6.63%	06/15/35	357,512
105,000	Petroleos Mexicanos (USD)	6.75%	09/21/47	92,942
110,000	Petroleos Mexicanos (USD)	6.95%	01/28/60	97,575
600,000	Petronas Capital Ltd. (USD) (a)	3.50%	04/21/30	653,857
200,000	Saudi Arabian Oil Co. (USD) (a)	2.25%	11/24/30	196,265
200,000	Saudi Arabian Oil Co. (USD) (m)	4.25%	04/16/39	222,959
97,150	Transocean Pontus Ltd. (USD) (a)	6.13%	08/01/25	96,604
293,000	Transocean Poseidon Ltd. (USD) (a)	6.88%	02/01/27	285,310
				3,775,436
	Oil & Gas Services — 0.1%
369,000	Transocean Proteus Ltd. (USD) (a)	6.25%	12/01/24	366,572
	Packaging & Containers — 0.1%
395,000	Intertape Polymer Group, Inc. (USD) (a)	4.38%	06/15/29	399,443
18,000	OI European Group B.V. (USD) (a)	4.00%	03/15/23	18,574
				418,017
	Pharmaceuticals — 0.2%
400,000	Bausch Health Cos., Inc. (USD) (a)	4.88%	06/01/28	403,500
365,000	Jazz Securities DAC (USD) (a)	4.38%	01/15/29	375,855
				779,355
	Pipelines — 0.2%
400,000	Galaxy Pipeline Assets Bidco Ltd. (USD) (a)	2.16%	03/31/34	395,711
400,000	KazTransGas JSC (USD) (m)	4.38%	09/26/27	447,339
				843,050
	Retail — 0.3%
568,000	1011778 BC ULC / New Red Finance, Inc. (USD) (a)	3.50%	02/15/29	556,646
510,000	Alimentation Couche-Tard, Inc. (USD) (a)	3.55%	07/26/27	559,382
				1,116,028
	Savings & Loans — 0.2%
630,000	Nationwide Building Society (USD) (a) (c)	3.62%	04/26/23	648,389
135,000	Nationwide Building Society (USD) (a) (c)	3.77%	03/08/24	142,407
175,000	Nationwide Building Society (USD) (a) (c)	4.36%	08/01/24	188,538
				979,334
	Telecommunications — 0.6%
200,000	C&W Senior Financing DAC (USD) (a)	6.88%	09/15/27	213,509
600,000	Intelsat Jackson Holdings S.A. (USD) (n)	5.50%	08/01/23	350,250
750,000	Intelsat Jackson Holdings S.A. (USD) (a) (n)	8.50%	10/15/24	446,325
303,000	Intelsat Jackson Holdings S.A. (USD) (a) (n)	9.75%	07/15/25	177,740
200,000	SES S.A. (USD) (a)	3.60%	04/04/23	209,980
335,000	Vmed O2 UK Financing I PLC (USD) (a)	4.25%	01/31/31	325,092

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
May 31, 2021 (Unaudited)

Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (U.S. Dollar)

FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Telecommunications (Continued)
250,000	Vodafone Group PLC (USD)	5.25%	05/30/48	$317,046
113,000	Vodafone Group PLC (USD)	4.88%	06/19/49	136,580
80,000	Vodafone Group PLC (USD)	4.25%	09/17/50	88,977
				2,265,499
	Transportation — 0.1%
200,000	Empresa de Transporte de Pasajeros Metro S.A. (USD) (a)	3.65%	05/07/30	214,490
	Total Foreign Corporate Bonds and Notes			25,555,994
	(Cost $24,866,022)

FOREIGN SOVEREIGN BONDS AND NOTES— 3.7%
	Brazil — 0.2%
850,000	Brazilian Government International Bond (USD)	3.88%	06/12/30	860,344
	Chile — 0.2%
400,000	Chile Government International Bond (USD)	2.45%	01/31/31	403,556
400,000	Chile Government International Bond (USD)	2.55%	01/27/32	404,476
				808,032
	Colombia — 0.4%
600,000	Colombia Government International Bond (USD)	3.00%	01/30/30	581,373
847,000	Colombia Government International Bond (USD)	3.13%	04/15/31	819,379
200,000	Colombia Government International Bond (USD)	5.20%	05/15/49	214,014
				1,614,766
	Dominican Republic — 0.3%
650,000	Dominican Republic International Bond (USD) (a)	4.50%	01/30/30	664,632
350,000	Dominican Republic International Bond (USD) (m)	4.88%	09/23/32	362,950
				1,027,582
	Egypt — 0.1%
200,000	Egypt Government International Bond (USD) (m)	5.25%	10/06/25	212,552
200,000	Egypt Government International Bond (USD) (a)	5.25%	10/06/25	212,552
				425,104
	Indonesia — 0.1%
400,000	Indonesia Government International Bond (USD)	2.85%	02/14/30	415,797
	Mexico — 0.5%
1,460,000	Mexico Government International Bond (USD)	2.66%	05/24/31	1,421,485
300,000	Mexico Government International Bond (USD)	4.75%	04/27/32	342,600
400,000	Mexico Government International Bond (USD)	3.77%	05/24/61	368,350
				2,132,435
	Panama — 0.3%
600,000	Panama Government International Bond (USD)	3.16%	01/23/30	630,642
400,000	Panama Government International Bond (USD)	2.25%	09/29/32	386,004
				1,016,646

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
May 31, 2021 (Unaudited)

Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (U.S. Dollar)

FOREIGN SOVEREIGN BONDS (Continued)
	Paraguay — 0.2%
400,000	Paraguay Government International Bond (USD) (a)	4.95%	04/28/31	$454,704
400,000	Paraguay Government International Bond (USD) (a)	2.74%	01/29/33	388,600
				843,304
	Peru — 0.1%
453,000	Peruvian Government International Bond (USD)	2.84%	06/20/30	462,572
	Philippines — 0.1%
400,000	Philippine Government International Bond (USD)	2.46%	05/05/30	415,909
	Qatar — 0.3%
502,000	Qatar Government International Bond (USD) (m)	4.50%	04/23/28	592,789
400,000	Qatar Government International Bond (USD) (m)	3.75%	04/16/30	454,143
200,000	Qatar Government International Bond (USD) (m)	4.63%	06/02/46	244,571
				1,291,503
	Romania — 0.2%
750,000	Romanian Government International Bond (USD) (m)	3.00%	02/14/31	770,867
	Saudi Arabia — 0.2%
200,000	Saudi Government International Bond (USD) (m)	3.25%	10/22/30	214,635
200,000	Saudi Government International Bond (USD) (m)	4.50%	10/26/46	229,396
400,000	Saudi Government International Bond (USD) (a)	3.75%	01/21/55	408,550
				852,581
	South Africa — 0.3%
258,000	Republic of South Africa Government International Bond (USD)	4.30%	10/12/28	266,973
820,000	Republic of South Africa Government International Bond (USD)	4.85%	09/30/29	871,503
				1,138,476
	United Arab Emirates — 0.1%
400,000	Abu Dhabi Government International Bond (USD) (m)	2.50%	09/30/29	418,452
	Uruguay — 0.1%
200,000	Uruguay Government International Bond (USD)	4.38%	01/23/31	232,905
	Total Foreign Sovereign Bonds and Notes			14,727,275
	(Cost $14,758,721)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT BONDS AND NOTES — 0.6%
$2,420,000	U.S. Treasury Floating Rate Note, 3 Mo. U.S. T-Bill Money Market Yield + 0.06% (b)	0.08%	10/31/22	2,421,672
	(Cost $2,420,173)

MUNICIPAL BONDS — 0.5%
	California — 0.4%
500,000	Los Angeles CA Unif School District	5.75%	07/01/34	669,740

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
May 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MUNICIPAL BONDS (Continued)
	California (Continued)
$500,000	Los Angeles Dept of Water	6.01%	07/01/39	$672,340
75,000	Univ of CA Rev TXBL Gen Ref, Ser AJ	4.60%	05/15/31	88,123
				1,430,203
	Colorado — 0.1%
220,000	City & Cnty of Denver Cnty Aprt Rev	2.24%	11/15/30	223,495
	Florida — 0.0%
105,000	Cnty of Miami-Dade FL Aviation Rev	3.45%	10/01/30	114,094
	New York — 0.0%
50,000	Metro Transprtn Auth	5.18%	11/15/49	63,971
	Total Municipal Bonds			1,831,763
	(Cost $1,702,291)

U.S. TREASURY BILLS — 21.6%
19,735,000	U.S. Cash Management Bill	(o)	07/15/21	19,734,880
23,080,000	U.S. Cash Management Bill	(o)	07/20/21	23,080,000
7,960,000	U.S. Treasury Bill	(o)	07/01/21	7,959,967
2,375,000	U.S. Treasury Bill	(o)	07/08/21	2,374,988
14,785,000	U.S. Treasury Bill	(o)	07/22/21	14,785,052
3,440,000	U.S. Treasury Bill	(o)	08/05/21	3,439,953
11,840,000	U.S. Treasury Bill	(o)	08/12/21	11,839,793
3,345,000	U.S. Treasury Bill	(o)	08/19/21	3,344,963
	Total U.S. Treasury Bills			86,559,596
	(Cost $86,556,547)

Shares	Description	Value

MONEY MARKET FUNDS — 7.1%
28,581,146	JPMorgan 100% U.S. Treasury Securities Money Market Fund - Institutional Class - 0.01% (p)	28,581,146
	(Cost $28,581,146)
	Total Investments — 113.4%	453,575,539
	(Cost $449,261,225) (q)
	Net Other Assets and Liabilities — (13.4)%	(53,504,806)
	Net Assets — 100.0%	$400,070,733

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
May 31, 2021 (Unaudited)

Futures Contracts at May 31, 2021:

Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value

U.S. 5-Year Treasury Notes	Long	6	Sep-2021	$743,110	$(195)
U.S. 10-Year Ultra Treasury Notes	Short	246	Sep-2021	(35,658,469)	(180,836)
Ultra U.S. Treasury Bond Futures	Short	61	Sep-2021	(11,300,250)	(11,573)
				$(46,215,609)	$(192,604)

(a)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”) and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s Advisor (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At May 31, 2021, securities noted as such amounted to $95,730,912 or 23.9% of net assets.
(b)	Floating or variable rate security.
(c)	Fixed-to-floating security. The interest rate shown reflects the fixed rate in effect at May 31, 2021. At a predetermined date, the fixed rate will change to a floating rate.
(d)	Perpetual maturity.
(e)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(f)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.
(g)	Step security. The coupon rate is determined based on the underlying investments. The coupon rate resets periodically.
(h)	Inverse floating rate security.
(i)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisors.
(j)	All or a portion of this security is part of a mortgage dollar roll agreement.
(k)	When-issued security. The interest rate shown reflects the rate in effect at May 31, 2021. Interest will begin accruing on the security's first settlement date.
(l)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At May 31, 2021, securities noted as such are valued at $690,495 or 0.2% of net assets.
(m)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(n)	This issuer is in default and interest is not being accrued by the Fund nor paid by the issuer.
(o)	Zero coupon security.
(p)	Rate shown reflects yield as of May 31, 2021.
(q)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of May 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $7,471,754 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $3,350,044. The net unrealized appreciation was $4,121,710. The unrealized amounts presented are inclusive of derivative contracts.

IO	- Interest-Only Security – Principal amount shown represents par value on which interest payments are based.
LIBOR	- London Interbank Offered Rates
SOFR	- Secured Overnight Finance Rates
TBA	- To-Be-Announced Security

Currency Abbreviations:
USD	- United States Dollar

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
May 31, 2021 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

ASSETS TABLE

	Total Value at 5/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes*	$83,580,878	$—	$83,580,878	$—
Mortgage-Backed Securities	74,924,278	—	74,924,278	—
U.S. Government Agency Mortgage-Backed Securities	68,575,384	—	68,575,384	—
Asset-Backed Securities	66,817,553	—	66,817,553	—
Foreign Corporate Bonds and Notes*	25,555,994	—	25,555,994	—
Foreign Sovereign Bonds and Notes**	14,727,275	—	14,727,275	—
U.S. Government Bonds and Notes	2,421,672	—	2,421,672	—
Municipal Bonds***	1,831,763	—	1,831,763	—
U.S. Treasury Bills	86,559,596	—	86,559,596	—
Money Market Funds	28,581,146	28,581,146	—	—
Total Investments	$453,575,539	$28,581,146	$424,994,393	$—

LIABILITIES TABLE

	Total Value at 5/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts	$(192,604)	$(192,604)	$—	$—

*	See Portfolio of Investments for industry breakout.
**	See Portfolio of Investments for country breakout.
***	See Portfolio of Investments for state breakout.

First Trust TCW Securitized Plus ETF (DEED)

Portfolio of Investments
May 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 52.9%
	Collateralized Mortgage Obligations — 0.8%
	Federal Home Loan Mortgage Corporation
$64,126	Series 2005-3071, Class TF, 1 Mo. LIBOR + 0.30% (a)	0.40%	04/15/35	$64,307
100,573	Series 2010-3778, Class L	3.50%	12/15/25	106,014
169,462	Series 2017-360, Class 250	2.50%	11/15/47	175,898
96,543	Series 2020-4993, Class OP, PO	(b)	10/25/58	94,838
	Federal National Mortgage Association
169,579	Series 2006-56, Class FE, 1 Mo. LIBOR + 0.43% (a)	0.52%	07/25/36	171,293
133,760	Series 2011-47, Class GF, 1 Mo. LIBOR + 0.57% (a)	0.66%	06/25/41	136,048
218,181	Series 2018-50, Class BA	3.00%	07/25/48	228,579
16,322	Series 2018-86, Class JA	4.00%	05/25/47	17,008
120,955	Series 2019-67, Class FE, 1 Mo. LIBOR + 0.45% (a)	0.54%	11/25/49	121,939
				1,115,924
	Commercial Mortgage-Backed Securities — 0.2%
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass-Through Certificates
3,200,000	Series 2013-K024, Class X3, IO (c)	1.66%	11/25/40	65,775
1,000,000	Series 2018-K732, Class X3, IO (c)	2.17%	05/25/46	81,790
300,000	Series 2019-KS11, Class XFX, IO (c)	1.60%	06/25/29	30,952
	FREMF Mortgage Trust
21,686,166	Series 2017-K726, Class X2B, IO (d)	0.10%	07/25/49	52,569
				231,086
	Pass-through Securities — 51.9%
	Federal Home Loan Mortgage Corporation
88,211	Pool G08681	3.50%	12/01/45	94,643
47,723	Pool G08792	3.50%	12/01/47	50,633
151,685	Pool G60659	3.50%	08/01/46	163,030
173,240	Pool G61748	3.50%	11/01/48	186,369
200,387	Pool G67706	3.50%	12/01/47	216,083
266,922	Pool G67710	3.50%	03/01/48	286,468
154,577	Pool SD0499	3.00%	08/01/50	164,625
102,184	Pool SD7502	3.50%	07/01/49	109,347
202,193	Pool SD7511	3.50%	01/01/50	217,034
113,838	Pool SD7513	3.50%	04/01/50	122,782
121,132	Pool ZM1779	3.00%	09/01/46	128,218
	Federal National Mortgage Association
53,045	Pool BE3619	4.00%	05/01/47	57,185
74,506	Pool CA0995	3.50%	01/01/48	80,225
784,490	Pool CA5689	3.00%	05/01/50	829,762
97,189	Pool FM2870	3.00%	03/01/50	103,323
85,797	Pool MA4093	2.00%	08/01/40	87,710
119,093	Pool MA4152	2.00%	10/01/40	121,749
184,015	Pool MA4176	2.00%	11/01/40	188,346
192,494	Pool MA4204	2.00%	12/01/40	197,264
224,259	Pool MA4333	2.00%	05/01/41	228,815
2,700,000	Pool TBA (e)	1.50%	07/15/35	2,729,824
5,125,000	Pool TBA (e)	2.00%	07/15/36	5,288,114
24,675,000	Pool TBA (e)	2.00%	07/15/51	24,868,737
24,225,000	Pool TBA (e)	2.50%	07/15/51	25,028,399
	Government National Mortgage Association
81,843	Pool MA3873	3.00%	08/20/46	86,377
107,132	Pool MA4382	3.50%	04/20/47	112,930

First Trust TCW Securitized Plus ETF (DEED)

Portfolio of Investments (Continued)
May 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-through Securities (Continued)
	Government National Mortgage Association (Continued)
$84,162	Pool MA4778	3.50%	10/20/47	$89,600
62,108	Pool MA4779	4.00%	10/20/47	66,858
3,525,000	Pool TBA (e)	2.00%	06/15/51	3,585,035
5,700,000	Pool TBA (e)	2.50%	06/15/51	5,904,176
450,000	Pool TBA (e)	2.00%	07/15/51	456,890
700,000	Pool TBA (e)	2.50%	07/15/51	723,680
				72,574,231
	Total U.S. Government Agency Mortgage-Backed Securities			73,921,241
	(Cost $73,844,142)

U.S. GOVERNMENT BONDS AND NOTES — 27.0%
795,000	U.S. Treasury Bond	2.38%	05/15/51	812,888
4,820,000	U.S. Treasury Note	0.13%	03/31/23	4,819,435
16,429,000	U.S. Treasury Note	0.13%	04/30/23	16,425,149
2,380,000	U.S. Treasury Note	0.13%	05/31/23	2,379,070
6,355,000	U.S. Treasury Note	0.75%	04/30/26	6,346,312
1,620,000	U.S. Treasury Note	0.75%	05/31/26	1,616,266
5,295,000	U.S. Treasury Note	1.63%	05/15/31	5,310,306
	Total U.S. Government Bonds and Notes			37,709,426
	(Cost $37,666,708)

MORTGAGE-BACKED SECURITIES — 21.6%
	Collateralized Mortgage Obligations — 11.8%
	Alternative Loan Trust
259,416	Series 2005-16, Class A4, 1 Mo. LIBOR + 0.48% (a)	0.57%	06/25/35	243,031
128,100	Series 2006-HY12, Class A5 (c)	3.18%	08/25/36	128,388
160,220	Series 2007-5CB, Class 1A11	6.00%	04/25/37	125,006
140,675	Series 2007-15CB, Class A5	5.75%	07/25/37	115,295
339,975	Series 2007-HY8C, Class A1, 1 Mo. LIBOR + 0.16% (a)	0.25%	09/25/47	330,868
214,613	Series 2007-OA7, Class A1A, 1 Mo. LIBOR + 0.18% (a)	0.27%	05/25/47	205,241
	American Home Mortgage Assets Trust
469,470	Series 2006-1, Class 1A1, 1 Mo. LIBOR + 0.42% (a)	0.51%	05/25/46	445,198
146,768	Series 2006-3, Class 1A1, 12 Mo. Treasury Average + 0.97% (a)	1.10%	10/25/46	141,201
445,218	Series 2007-2, Class A1, 1 Mo. LIBOR + 0.13% (a)	0.22%	03/25/47	428,484
	Banc of America Funding Trust
164,896	Series 2007-C, Class 7A1, 1 Mo. LIBOR + 0.42% (a)	0.52%	05/20/47	164,506
72,225	Series 2015-R2, Class 4A1, 1 Mo. LIBOR + 0.17% (a) (d)	0.26%	09/29/36	72,134
	BCAP LLC Trust
118,200	Series 2006-AA2, Class A1, 1 Mo. LIBOR + 0.17% (a)	0.26%	01/25/37	116,529
	Bear Stearns ALT-A Trust
20,370	Series 2004-8, Class 2A, 1 Mo. LIBOR + 0.68% (a)	0.77%	09/25/34	20,384
516,710	Series 2005-1, Class M2, 1 Mo. LIBOR + 1.13% (a)	1.22%	01/25/35	547,624
	Bear Stearns Mortgage Funding Trust
133,121	Series 2006-AR5, Class 2A1, 1 Mo. LIBOR + 0.19% (a)	0.28%	01/25/37	124,112
	CHL Mortgage Pass-Through Trust
261,951	Series 2004-25, Class 2A1, 1 Mo. LIBOR + 0.68% (a)	0.77%	02/25/35	246,421
132,913	Series 2007-20, Class A1	6.50%	01/25/38	101,988

First Trust TCW Securitized Plus ETF (DEED)

Portfolio of Investments (Continued)
May 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	CIM Trust
$132,180	Series 2018-R4, Class A1 (d)	4.07%	12/26/57	$132,644
155,942	Series 2021-NR3, Class A1, steps up to 5.57% on 04/26/24 (d) (f)	2.57%	06/25/57	156,257
359,317	Series 2021-R3, Class A1A (d)	1.95%	06/25/57	363,673
	Citigroup Mortgage Loan Trust
326,701	Series 2009-10, Class 2A2 (d)	7.00%	12/25/35	306,394
	Credit Suisse Mortgage Trust
546,654	Series 2014-8R, Class 3A2 (c) (d)	3.82%	02/27/36	450,686
139,428	Series 2020-RPL2, Class A12 (d)	3.45%	02/25/60	141,248
456,947	Series 2021-RPL4, Class A1 (d)	1.80%	12/27/60	457,944
	Deutsche Alt-A Securities Mortgage Loan Trust
233,192	Series 2007-3, Class 2A1, 1 Mo. LIBOR + 0.75% (a)	0.84%	10/25/47	219,284
387,868	Series 2007-AR3, Class 2A5, 1 Mo. LIBOR + 0.40% (a)	0.49%	06/25/37	372,445
	DSLA Mortgage Loan Trust
514,461	Series 2005-AR6, Class 2A1A, 1 Mo. LIBOR + 0.29% (a)	0.39%	10/19/45	498,867
	GreenPoint Mortgage Funding Trust
194,222	Series 2005-AR4, Class G41B, 1 Mo. LIBOR + 0.20% (a)	0.29%	10/25/45	181,649
	GreenPoint MTA Trust
424,568	Series 2005-AR1, Class A2, 1 Mo. LIBOR + 0.44% (a)	0.53%	06/25/45	399,674
46,111	Series 2005-AR3, Class 1A1, 1 Mo. LIBOR + 0.48% (a)	0.57%	08/25/45	44,346
	GSR Mortgage Loan Trust
271,804	Series 2006-OA1, Class 2A2, 1 Mo. LIBOR + 0.52% (a)	0.61%	08/25/46	159,749
	Impac CMB Trust
299,512	Series 2007-A, Class A, 1 Mo. LIBOR + 0.50% (a) (d)	0.59%	05/25/37	299,048
	IndyMac INDX Mortgage Loan Trust
170,060	Series 2005-AR29, Class A1 (c)	3.07%	01/25/36	164,923
95,924	Series 2006-AR3, Class 2A1A (c)	2.93%	03/25/36	86,351
68,013	Series 2006-AR9, Class 3A2, 1 Mo. LIBOR + 0.35% (a)	0.44%	06/25/36	66,508
767,762	Series 2006-AR13, Class A3 (c)	3.08%	07/25/36	646,683
184,677	Series 2006-AR19, Class 5A2 (c)	3.25%	08/25/36	166,355
598,487	Series 2006-AR31, Class A3 (c)	3.16%	11/25/36	596,990
136,526	Series 2007-FLX2, Class A1A, 1 Mo. LIBOR + 0.16% (a)	0.25%	04/25/37	128,854
	JP Morgan Alternative Loan Trust
518,338	Series 2006-A1, Class 1A1, 1 Mo. LIBOR + 0.46% (a)	0.55%	03/25/36	506,626
	Lehman XS Trust
159,791	Series 2005-5N, Class 3A1A, 1 Mo. LIBOR + 0.30% (a)	0.39%	11/25/35	158,496
480,569	Series 2006-10N, Class 1A4A, 1 Mo. LIBOR + 0.60% (a)	0.69%	07/25/46	419,437
259,259	Series 2007-12N, Class 1A3A, 1 Mo. LIBOR + 0.20% (a)	0.29%	07/25/47	258,277
519,703	Series 2007-16N, Class 1A1, 1 Mo. LIBOR + 0.47% (a)	0.56%	09/25/47	517,150
	Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates
300,000	Series 2005-4, Class M2, 1 Mo. LIBOR + 0.75% (a)	0.84%	11/25/35	293,164
	RALI Trust
652,728	Series 2005-QO1, Class A1, 1 Mo. LIBOR + 0.30% (a)	0.39%	08/25/35	567,743
172,153	Series 2006-QA6, Class A1, 1 Mo. LIBOR + 0.38% (a)	0.47%	07/25/36	180,289
284,641	Series 2006-QS7, Class A2	6.00%	06/25/36	270,967
417,289	Series 2007-QH4, Class A1, 1 Mo. LIBOR + 0.19% (a)	0.28%	05/25/37	401,054
158,538	Series 2007-QH9, Class A1 (c)	1.40%	11/25/37	151,604
131,132	Series 2007-QS1, Class 1A4	6.00%	01/25/37	128,391
240,839	Series 2007-QS2, Class A4	6.25%	01/25/37	231,812

First Trust TCW Securitized Plus ETF (DEED)

Portfolio of Investments (Continued)
May 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Residential Asset Securitization Trust
$275,661	Series 2006-A8, Class 3A4	6.00%	08/25/36	$204,111
	Structured Adjustable Rate Mortgage Loan Trust
431,254	Series 2006-12, Class 1A1, 1 Mo. LIBOR + 0.32% (a)	0.41%	01/25/37	430,157
	Structured Asset Mortgage Investments II Trust
278,742	Series 2005-AR8, Class A2, 12 Mo. Treasury Average + 1.48% (a)	1.98%	02/25/36	276,088
195,989	Series 2006-AR7, Class A1A, 1 Mo. LIBOR + 0.42% (a)	0.51%	08/25/36	197,124
190,219	Series 2006-AR7, Class A1BG, 1 Mo. LIBOR + 0.12% (a)	0.21%	08/25/36	178,324
106,835	Series 2007-AR1, Class 2A1, 1 Mo. LIBOR + 0.18% (a)	0.27%	01/25/37	102,431
58,847	Series 2007-AR3, Class 2A1, 1 Mo. LIBOR + 0.19% (a)	0.28%	09/25/47	56,410
	WaMu Mortgage Pass-Through Certificates Trust
426,535	Series 2005-AR8, Class 2AC2, 1 Mo. LIBOR + 0.92% (a)	1.01%	07/25/45	422,592
103,796	Series 2005-AR17, Class A1A2, 1 Mo. LIBOR + 0.58% (a)	0.67%	12/25/45	98,941
73,553	Series 2006-AR3, Class A1A, 12 Mo. Treasury Average + 1.00% (a)	1.13%	02/25/46	74,116
317,363	Series 2006-AR17, Class 1A1A, 12 Mo. Treasury Average + 0.81% (a)	0.96%	12/25/46	304,295
	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
777,746	Series 2006-AR6, Class 2A, 12 Mo. Treasury Average + 0.96% (a)	1.09%	08/25/46	526,992
				16,553,573
	Commercial Mortgage-Backed Securities — 9.8%
	BAMLL Commercial Mortgage Securities Trust
105,000	Series 2018-PARK, Class A (c) (d)	4.09%	08/10/38	120,254
163,000	Series 2020-JGDN, Class A, 1 Mo. LIBOR + 2.75% (a) (d)	2.85%	11/15/30	165,766
	BBCMS Mortgage Trust
210,000	Series 2013-TYSN, Class E (d)	3.71%	09/05/32	208,561
120,000	Series 2015-SRCH, Class A2 (d)	4.20%	08/10/35	135,732
250,000	Series 2020-BID, Class A, 1 Mo. LIBOR + 2.14% (a) (d)	2.24%	10/15/37	252,838
	Benchmark Mortgage Trust
117,000	Series 2020-B18, Class AGNF (d)	4.14%	07/15/53	119,519
	BF Mortgage Trust
200,000	Series 2019-NYT, Class A, 1 Mo. LIBOR + 1.20% (a) (d)	1.30%	12/15/35	200,752
	BFLD Trust
320,000	Series 2020-OBRK, Class A, 1 Mo. LIBOR + 2.05% (a) (d)	2.15%	11/15/28	324,716
	BPR Trust
292,000	Series 2021-WILL, Class A, 1 Mo. LIBOR + 1.75% (a) (d)	1.85%	06/15/38	293,656
	BX Commercial Mortgage Trust
35,000	Series 2018-IND, Class G, 1 Mo. LIBOR + 2.05% (a) (d)	2.15%	11/15/35	35,070
412,613	Series 2020-FOX, Class F, 1 Mo. LIBOR + 4.25% (a) (d)	4.35%	11/15/32	416,884
	BX Trust
127,000	Series 2019-CALM, Class A, 1 Mo. LIBOR + 0.88% (a) (d)	0.98%	11/15/32	127,272
	CALI Mortgage Trust
100,000	Series 2019-101C, Class A (d)	3.96%	03/10/39	113,322
	CAMB Commercial Mortgage Trust
332,500	Series 2019-LIFE, Class A, 1 Mo. LIBOR + 1.07% (a) (d)	1.17%	12/15/37	333,666
190,000	Series 2019-LIFE, Class G, 1 Mo. LIBOR + 3.25% (a) (d)	3.35%	12/15/37	190,776

First Trust TCW Securitized Plus ETF (DEED)

Portfolio of Investments (Continued)
May 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Citigroup Commercial Mortgage Trust
$1,122,826	Series 2012-GC8, Class XA, IO (c) (d)	1.74%	09/10/45	$17,300
763,653	Series 2013-GC15, Class XA, IO (c)	0.83%	09/10/46	12,193
4,930,783	Series 2016-P3, Class XA, IO (c)	1.70%	04/15/49	298,695
151,379	Series 2020-WSS, Class A, 1 Mo. LIBOR + 1.95% (a) (d)	2.05%	02/15/39	156,128
	COMM Mortgage Trust
317,000	Series 2012-CR4, Class AM	3.25%	10/15/45	323,425
4,646,545	Series 2012-CR4, Class XA, IO (c)	1.68%	10/15/45	89,582
1,142,434	Series 2013-LC13, Class XA, IO (c)	1.01%	08/10/46	21,777
25,488,973	Series 2014-CR14, Class XA, IO (c)	0.57%	02/10/47	343,092
1,284,120	Series 2014-CR17, Class XA, IO (c)	0.96%	05/10/47	29,542
1,655,069	Series 2014-UBS2, Class XA, IO (c)	1.12%	03/10/47	42,521
581,834	Series 2014-UBS3, Class XA, IO (c)	1.07%	06/10/47	15,657
11,151,000	Series 2014-UBS3, Class XB, IO (c) (d)	0.32%	06/10/47	104,805
7,000,000	Series 2015-LC21, Class XE, IO (c) (d)	1.08%	07/10/48	286,623
35,000	Series 2020-CX, Class E (c) (d)	2.68%	11/10/46	32,948
	CSAIL Commercial Mortgage Trust
9,610,135	Series 2015-C2, Class XA, IO (c)	0.75%	06/15/57	233,862
3,665,929	Series 2015-C4, Class XA, IO (c)	0.81%	11/15/48	117,192
3,171,467	Series 2016-C5, Class XA, IO (c)	0.92%	11/15/48	105,308
	CSMC
182,000	Series 2019-UVIL, Class B (c) (d)	3.28%	12/15/41	187,446
400,000	Series 2020-TMIC, Class A, 1 Mo. LIBOR + 3.00%, 3.25% Floor (a) (d)	3.25%	12/15/35	407,435
	DBUBS Mortgage Trust
120,000	Series 2017-BRBK, Class A (d)	3.45%	10/10/34	128,590
	DC Office Trust
75,000	Series 2019-MTC, Class A (d)	2.97%	09/15/45	79,674
	DROP Mortgage Trust
340,000	Series 2021-FILE, Class A, 1 Mo. LIBOR + 1.15% (a) (d)	1.25%	04/15/26	341,437
386,000	Series 2021-FILE, Class B, 1 Mo. LIBOR + 1.70% (a) (d)	1.80%	04/15/26	387,887
	Grace Trust
1,000,000	Series 2020-GRCE, Class X, IO (c) (d)	0.30%	12/10/40	26,959
	GS Mortgage Securities Corp. II
5,878,554	Series 2013-GC10, Class XA, IO (c)	1.48%	02/10/46	119,398
	GS Mortgage Securities Corp. Trust
320,000	Series 2012-ALOH, Class A (d)	3.55%	04/10/34	324,567
213,434	Series 2019-BOCA, Class A, 1 Mo. LIBOR + 1.20% (a) (d)	1.30%	06/15/38	214,094
175,000	Series 2020-TWN3, Class A, 1 Mo. LIBOR + 2.00% (a) (d)	2.10%	11/15/37	176,261
	GS Mortgage Securities Trust
217,000	Series 2011-GC5, Class AS (d)	5.21%	08/10/44	216,962
3,682,985	Series 2011-GC5, Class XA, IO (c) (d)	0.83%	08/10/44	191
22,889,541	Series 2012-GC6, Class XA, IO (c) (d)	1.91%	01/10/45	76,000
280,000	Series 2018-HART, Class A, 1 Mo. LIBOR + 1.09% (a) (d)	1.20%	10/15/31	280,695
	Hudson Yards Mortgage Trust
75,000	Series 2019-55HY, Class A (c) (d)	2.94%	12/10/41	80,159
	JP Morgan Chase Commercial Mortgage Securities Trust
5,401,077	Series 2013-C16, Class XA, IO (c)	0.91%	12/15/46	102,012
1,920,793	Series 2013-LC11, Class XA, IO (c)	1.24%	04/15/46	35,330
374,000	Series 2021-1440, Class B, 1 Mo. LIBOR + 1.75% (a) (d)	1.85%	03/15/36	374,789
	JPMBB Commercial Mortgage Securities Trust
1,016,737	Series 2015-C32, Class XA, IO (c)	1.21%	11/15/48	31,307

First Trust TCW Securitized Plus ETF (DEED)

Portfolio of Investments (Continued)
May 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	JPMCC Commercial Mortgage Securities Trust
$474,790	Series 2017-JP5, Class A2	3.24%	03/15/50	$481,002
	JPMDB Commercial Mortgage Securities Trust
6,207,343	Series 2016-C2, Class XA, IO (c)	1.56%	06/15/49	346,065
	KKR Industrial Portfolio Trust
226,588	Series 2020-AIP, Class F, 1 Mo. LIBOR + 3.43% (a) (d)	3.53%	03/15/37	227,830
	Merit Hill Commercial Mortgage Pass-Through Certificates
320,000	Series 2020-HILL, Class F, 1 Mo. LIBOR + 4.10% (a) (d)	4.20%	08/15/37	323,611
	MHC Commercial Mortgage Trust
205,000	Series 2021-MHC, Class E, 1 Mo. LIBOR + 2.10% (a) (d)	2.20%	04/15/38	205,769
	MKT Mortgage Trust
95,000	Series 2020-525M, Class A (d)	2.69%	02/12/40	98,854
	Morgan Stanley Bank of America Merrill Lynch Trust
1,877,436	Series 2013-C13, Class XA, IO (c)	0.95%	11/15/46	36,565
5,375,010	Series 2014-C14, Class XA, IO (c)	0.99%	02/15/47	113,847
	Natixis Commercial Mortgage Securities Trust
415,000	Series 2019-1776, Class A (d)	2.51%	10/15/36	429,402
145,000	Series 2019-FAME, Class A (d)	3.05%	08/15/36	146,362
330,000	Series 2019-MILE, Class D, 1 Mo. LIBOR + 2.75% (a) (d)	2.85%	07/15/36	330,873
75,000	Series 2020-2PAC, Class A (d)	2.97%	12/15/38	78,840
	One Bryant Park Trust
125,000	Series 2019-OBP, Class A (d)	2.52%	09/15/54	128,566
	SFAVE Commercial Mortgage Securities Trust
270,000	Series 2015-5AVE, Class A2A (c) (d)	3.66%	01/05/43	293,340
340,000	Series 2015-5AVE, Class A2B (c) (d)	4.14%	01/05/43	366,555
	Shops at Crystals Trust
170,000	Series 2016-CSTL, Class A (d)	3.13%	07/05/36	178,369
	UBS Commercial Mortgage Trust
3,457,022	Series 2012-C1, Class XA, IO (c) (d)	2.05%	05/10/45	25,944
	UBS-Barclays Commercial Mortgage Trust
5,308,571	Series 2012-C2, Class XA, IO (c) (d)	1.28%	05/10/63	54,368
656,836	Series 2012-C3, Class XA, IO (c) (d)	2.26%	08/10/49	10,855
200,361	Series 2012-C4, Class A3	2.53%	12/10/45	201,601
	Wells Fargo Commercial Mortgage Trust
3,547,948	Series 2015-C30, Class XA, IO (c)	0.89%	09/15/58	115,784
2,005,756	Series 2015-LC22, Class XA, IO (c)	0.77%	09/15/58	56,235
4,055,124	Series 2016-C33, Class XA, IO (c)	1.61%	03/15/59	257,913
1,242,631	Series 2016-BNK1, Class XA, IO (c)	1.73%	08/15/49	89,824
	WFRBS Commercial Mortgage Trust
652,328	Series 2012-C9, Class XA, IO (c) (d)	1.87%	11/15/45	11,784
3,913,735	Series 2014-C20, Class XA, IO (c)	0.93%	05/15/47	83,149
1,065,966	Series 2014-C22, Class XA, IO (c)	0.80%	09/15/57	22,419
5,019,509	Series 2014-C24, Class XA, IO (c)	0.85%	11/15/47	126,949
545,431	Series 2014-LC14, Class XA, IO (c)	1.26%	03/15/47	15,259
				13,718,561
	Total Mortgage-Backed Securities			30,272,134
	(Cost $29,961,635)

First Trust TCW Securitized Plus ETF (DEED)

Portfolio of Investments (Continued)
May 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

ASSET-BACKED SECURITIES — 13.5%
	Accredited Mortgage Loan Trust
$30,525	Series 2005-1, Class M1, 1 Mo. LIBOR + 0.71% (a)	0.80%	04/25/35	$30,559
173,207	Series 2005-1, Class M2, 1 Mo. LIBOR + 1.04% (a)	1.13%	04/25/35	173,609
	ACE Securities Corp. Home Equity Loan Trust
111,792	Series 2006-OP2, Class A1, 1 Mo. LIBOR + 0.16% (a)	0.25%	08/25/36	109,031
	AIG CLO Ltd.
320,000	Series 2018-1A, Class BR, 3 Mo. LIBOR + 1.70% (a) (d)	1.84%	04/20/32	320,020
	Ameriquest Mortgage Securities, Inc., Asset Backed Pass-Through Ctfs
290,000	Series 2005-R11, Class M3, 1 Mo. LIBOR + 0.75% (a)	0.84%	01/25/36	285,223
	AMMC CLO 19 Ltd.
196,823	Series 2016-19A, Class AR, 3 Mo. LIBOR + 1.14% (a) (d)	1.32%	10/16/28	196,996
	AMMC CLO XIII Ltd.
450,000	Series 2013-13A, Class A1R2, 3 Mo. LIBOR + 1.05% (a) (d)	1.23%	07/24/29	450,042
	Argent Securities, Inc., Asset-Backed Pass-Through Certificates
600,000	Series 2005-W3, Class M2, 1 Mo. LIBOR + 0.69% (a)	0.78%	11/25/35	555,930
236,459	Series 2005-W5, Class A2D, 1 Mo. LIBOR + 0.64% (a)	0.73%	01/25/36	228,446
	Blackrock DLF VIII-L CLO Trust
425,000	Series 2021-1A, Class A (a) (d) (g)	0.00%	04/17/32	425,257
	BlueMountain CLO XXX Ltd.
60,000	Series 2020-30A, Class B, 3 Mo. LIBOR + 1.80% (a) (d)	1.98%	01/15/33	60,106
	C-BASS TRUST
244,629	Series 2006-CB7, Class A5, 1 Mo. LIBOR + 0.24% (a)	0.33%	10/25/36	210,018
1,057,130	Series 2007-CB1, Class AF1B (f)	3.30%	01/25/37	492,422
	Citigroup Mortgage Loan Trust, Inc.
160,000	Series 2007-WFH3, Class M1, 1 Mo. LIBOR + 0.26% (a)	0.35%	06/25/37	156,430
	CoreVest American Finance Trust
237,000	Series 2017-1, Class D (d)	4.36%	10/15/49	241,965
	Credit-Based Asset Servicing and Securitization LLC
162,710	Series 2007-CB6, Class A1, 1 Mo. LIBOR + 0.12% (a) (d)	0.23%	07/25/37	127,557
	CWABS Asset-Backed Certificates Trust
192,606	Series 2005-1, Class MV6, 1 Mo. LIBOR + 1.10% (a)	1.19%	07/25/35	193,308
54,601	Series 2005-16, Class MV1, 1 Mo. LIBOR + 0.46% (a)	0.55%	05/25/36	54,565
350,000	Series 2005-17, Class MV2, 1 Mo. LIBOR + 0.48% (a)	0.57%	05/25/36	339,599
	Dryden CLO Ltd.
615,000	Series 2019-72A, Class BR, 3 Mo. LIBOR + 1.65% (a) (d)	1.83%	05/15/32	614,989
	Eaton Vance CLO Ltd.
575,000	Series 2019-1A, Class AR, 3 Mo. LIBOR + 1.10% (a) (d)	1.22%	04/15/31	575,159
	First Franklin Mortgage Loan Trust
565,000	Series 2006-FF7, Class 2A4, 1 Mo. LIBOR + 0.48% (a)	0.57%	05/25/36	511,462
510,405	Series 2006-FF11, Class 2A3, 1 Mo. LIBOR + 0.30% (a)	0.39%	08/25/36	486,428
	Fremont Home Loan Trust
98,816	Series 2005-A, Class M3, 1 Mo. LIBOR + 0.74% (a)	0.83%	01/25/35	98,243
	GoldenTree Loan Opportunities IX Ltd.
400,000	Series 2014-9A, Class AR2, 3 Mo. LIBOR + 1.11% (a) (d)	1.29%	10/29/29	400,395
	GSAA Home Equity Trust
1,900,000	Series 2007-5, Class 1F3B	6.00%	05/25/37	272,930
	GSAMP Trust
200,000	Series 2005-HE6, Class M2, 1 Mo. LIBOR + 0.68% (a)	0.77%	11/25/35	197,866
300,000	Series 2006-HE3, Class A2D, 1 Mo. LIBOR + 0.50% (a)	0.59%	05/25/46	290,456
	HSI Asset Securitization Corp. Trust
236,967	Series 2006-WMC1, Class A4, 1 Mo. LIBOR + 0.50% (a)	0.59%	07/25/36	143,222
	JP Morgan Mortgage Acquisition Corp.
65,342	Series 2005-OPT1, Class M2, 1 Mo. LIBOR + 0.71% (a)	0.80%	06/25/35	65,407
38,938	Series 2005-WMC1, Class M2, 1 Mo. LIBOR + 0.66% (a)	0.75%	09/25/35	39,125

First Trust TCW Securitized Plus ETF (DEED)

Portfolio of Investments (Continued)
May 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

ASSET-BACKED SECURITIES (Continued)
	JP Morgan Mortgage Acquisition Corp (Continued).
$226,286	Series 2006-FRE1, Class M1, 1 Mo. LIBOR + 0.59% (a)	0.68%	05/25/35	$225,530
	JP Morgan Mortgage Acquisition Trust
33,617	Series 2006-CH1, Class M1, 1 Mo. LIBOR + 0.22% (a)	0.31%	07/25/36	33,638
146,139	Series 2006-WMC4, Class A1A, 1 Mo. LIBOR + 0.13% (a)	0.22%	12/25/36	109,197
	Lehman XS Trust
437,740	Series 2006-15, Class A4, 1 Mo. LIBOR + 0.34% (a)	0.43%	10/25/36	430,562
	Long Beach Mortgage Loan Trust
196,908	Series 2005-WL2, Class M2, 1 Mo. LIBOR + 0.74% (a)	0.83%	08/25/35	197,448
321,079	Series 2006-10, Class 2A3, 1 Mo. LIBOR + 0.16% (a)	0.25%	11/25/36	141,284
	Mastr Asset Backed Securities Trust
370,000	Series 2005-WMC1, Class M5, 1 Mo. LIBOR + 1.01% (a)	1.10%	03/25/35	370,798
	Merrill Lynch First Franklin Mortgage Loan Trust
406,644	Series 2007-1, Class A1, 1 Mo. LIBOR + 0.14% (a)	0.23%	04/25/37	253,358
	Merrill Lynch Mortgage Investors Trust
1,289,871	Series 2006-HE6, Class A2B, 1 Mo. LIBOR + 0.30% (a)	0.39%	11/25/37	626,759
	Morgan Stanley Capital I, Inc., Trust
222,776	Series 2006-HE1, Class A4, 1 Mo. LIBOR + 0.58% (a)	0.67%	01/25/36	219,553
33,598	Series 2006-NC2, Class A2D, 1 Mo. LIBOR + 0.58% (a)	0.67%	02/25/36	33,444
	Navient Student Loan Trust
320,000	Series 2015-3, Class B, 1 Mo. LIBOR + 1.50% (a)	1.59%	10/25/58	323,917
	Nelnet Student Loan Trust
170,711	Series 2007-2A, Class A3L, 3 Mo. LIBOR + 0.35% (a) (d)	0.55%	03/25/26	170,182
215,000	Series 2014-4A, Class A2, 1 Mo. LIBOR + 0.95% (a) (d)	1.04%	11/25/48	219,721
370,000	Series 2015-3A, Class A3, 1 Mo. LIBOR + 0.90% (a) (d)	0.99%	06/25/54	365,384
	Nomura Home Equity Loan, Inc., Home Equity Loan Trust
73,965	Series 2006-HE1, Class M1, 1 Mo. LIBOR + 0.62% (a)	0.71%	02/25/36	73,804
	Oakwood Mortgage Investors, Inc.
582,662	Series 2001-C, Class A2	5.92%	06/15/31	105,026
	Option One Mortgage Loan Trust
409,513	Series 2007-4, Class 2A3, 1 Mo. LIBOR + 0.24% (a)	0.33%	04/25/37	288,261
	Ownit Mortgage Loan Trust
781,257	Series 2006-6, Class A2C, 1 Mo. LIBOR + 0.32% (a)	0.41%	09/25/37	479,924
	Palmer Square CLO Ltd.
400,000	Series 2018-1A, Class A1, 3 Mo. LIBOR + 1.03% (a) (d)	1.22%	04/18/31	400,151
	Park Avenue Institutional Advisers CLO Ltd.
150,000	Series 2018-1A, Class A2R, 3 Mo. LIBOR + 1.60% (a) (d)	1.79%	10/20/31	150,002
	Park Place Securities Inc Asset-Backed Pass-Through Certificates
389,676	Series 2004-WHQ2, Class M4, 1 Mo. LIBOR + 1.58% (a)	1.67%	02/25/35	393,328
338,020	Series 2004-WWF1, Class M5, 1 Mo. LIBOR + 1.80% (a)	1.89%	12/25/34	341,249
	Progress Residential Trust
370,000	Series 2018-SFR3, Class E (d)	4.87%	10/17/35	376,082
	Rockford Tower CLO Ltd.
775,000	Series 2021-1A, Class A1 (a) (d) (g)	0.00%	07/20/34	775,468
	Saxon Asset Securities Trust
83,383	Series 2005-1, Class M2, 1 Mo. LIBOR + 0.72% (a)	0.81%	05/25/35	82,365
	Securitized Asset Backed Receivables LLC Trust
683,180	Series 2006-CB5, Class A3, 1 Mo. LIBOR + 0.28% (a)	0.37%	06/25/36	532,597
107,217	Series 2006-NC2, Class A3, 1 Mo. LIBOR + 0.48% (a)	0.57%	03/25/36	106,085
432,251	Series 2007-NC2, Class A2B, 1 Mo. LIBOR + 0.14% (a)	0.23%	01/25/37	387,687
	SLM Student Loan Trust
65,000	Series 2008-4, Class B, 3 Mo. LIBOR + 1.85% (a)	2.03%	04/25/73	64,564
65,000	Series 2008-5, Class B, 3 Mo. LIBOR + 1.85% (a)	2.03%	07/25/73	64,358

First Trust TCW Securitized Plus ETF (DEED)

Portfolio of Investments (Continued)
May 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

ASSET-BACKED SECURITIES (Continued)
	Soundview Home Loan Trust
$125,362	Series 2006-2, Class M2, 1 Mo. LIBOR + 0.53% (a)	0.62%	03/25/36	$125,248
404,717	Series 2007-OPT1, Class 2A2, 1 Mo. LIBOR + 0.15% (a)	0.24%	06/25/37	328,963
235,255	Series 2007-OPT3, Class 1A1, 1 Mo. LIBOR + 0.17% (a)	0.26%	08/25/37	218,472
700,000	Series 2007-OPT3, Class 2A4, 1 Mo. LIBOR + 0.25% (a)	0.34%	08/25/37	640,142
	Structured Asset Securities Corp. Mortgage Loan Trust
102,260	Series 2006-OPT1, Class A1, 1 Mo. LIBOR + 0.18% (a)	0.27%	04/25/36	98,611
	TAL Advantage VII LLC
93,000	Series 2020-1A, Class A (d)	2.05%	09/20/45	94,198
	Textainer Marine Containers VIII Ltd.
93,754	Series 2020-2A, Class A (d)	2.10%	09/20/45	95,190
93,933	Series 2020-3A, Class A (d)	2.11%	09/20/45	95,521
	TRP LLC
290,000	Series 2021-1, Class A (d)	2.07%	06/19/51	290,586
	VOYA CLO
175,000	Series 2017-2A, Class A2AR, 3 Mo. LIBOR + 1.65% (a) (d)	1.83%	06/07/30	175,319
	Total Asset-Backed Securities			18,850,741
	(Cost $18,506,298)

U.S. TREASURY BILLS — 13.4%
200,000	U.S. Treasury Bill	(b)	07/01/21	199,999
1,985,000	U.S. Treasury Bill	(b)	07/08/21	1,984,990
4,125,000	U.S. Treasury Bill	(b)	07/15/21	4,124,975
4,800,000	U.S. Treasury Bill	(b)	07/20/21	4,800,000
3,405,000	U.S. Treasury Bill	(b)	07/22/21	3,405,012
1,000,000	U.S. Treasury Bill	(b)	07/29/21	999,992
2,230,000	U.S. Treasury Bill	(b)	08/12/21	2,229,961
1,085,000	U.S. Treasury Bill	(b)	08/19/21	1,084,988
	Total U.S. Treasury Bills			18,829,917
	(Cost $18,829,333)

Shares	Description	Value

MONEY MARKET FUNDS — 24.4%
34,076,032	JPMorgan 100% U.S. Treasury Securities Money Market Fund - Institutional Class - 0.01% (h)	34,076,032
	(Cost $34,076,032)

	Total Investments — 152.8%	213,659,491
	(Cost $212,884,148) (i)
	Net Other Assets and Liabilities — (52.8)%	(73,842,589)
	Net Assets — 100.0%	$139,816,902

First Trust TCW Securitized Plus ETF (DEED)

Portfolio of Investments (Continued)
May 31, 2021 (Unaudited)

1

Futures Contracts at May 31, 2021:

Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value

U.S. 5-Year Treasury Notes	Short	13	Sep-2021	$(1,610,071)	$278
U.S. 10-Year Ultra Treasury Notes	Short	2	Sep-2021	(289,906)	(660)
Ultra U.S. Treasury Bond Futures	Short	4	Sep-2021	(741,000)	(759)
				$(2,640,977)	$(1,141)

(a)	Floating or variable rate security.
(b)	Zero coupon security.
(c)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(d)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At May 31, 2021, securities noted as such amounted to $18,903,943 or 13.5% of net assets.
(e)	All or a portion of this security is part of a mortgage dollar roll agreement.
(f)	Step-up security. A security where the coupon increases or steps up at a predetermined date.
(g)	When-issued security. The interest rate shown reflects the rate in effect at May 31, 2021. Interest will begin accruing on the security’s first settlement date.
(h)	Rate shown reflects yield as of May 31, 2021.
(i)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of May 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,022,763 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $248,561. The net unrealized appreciation was $774,202. The unrealized amounts presented are inclusive of derivative contracts.

IO	– Interest-Only Security – Principal amount shown represents par value on which interest payments are based
LIBOR	– London Interbank Offered Rate
PO	– Principal-Only Security
TBA	– To-Be-Announced Security

First Trust TCW Securitized Plus ETF (DEED)

Portfolio of Investments (Continued)
May 31, 2021 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 5/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities	$73,921,241	$—	$73,921,241	$—
U.S. Government Bonds and Notes	37,709,426	—	37,709,426	—
Mortgage-Backed Securities	30,272,134	—	30,272,134	—
Asset-Backed Securities	18,850,741	—	18,850,741	—
U.S. Treasury Bills	18,829,917	—	18,829,917	—
Money Market Funds	34,076,032	34,076,032	—	—
Total Investments	213,659,491	34,076,032	179,583,459	—
Futures Contracts	278	278	—	—
Total	$213,659,769	$34,076,310	$179,583,459	$—

LIABILITIES TABLE

	Total Value at 5/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts	$(1,419)	$(1,419)	$—	$—

First Trust TCW Emerging Markets Debt ETF (EFIX)

Portfolio of Investments
May 31, 2021 (Unaudited)

Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (U.S. Dollar)

FOREIGN SOVEREIGN BONDS AND NOTES — 62.5%
	Angola — 2.3%
200,000	Angolan Government International Bond (USD) (a)	8.25%	05/09/28	$208,330
250,000	Angolan Government International Bond (USD) (a)	9.13%	11/26/49	255,169
				463,499
	Argentina — 0.4%
245,000	Argentine Republic Government International Bond, steps up to 1.13% on 07/10/2021 (USD) (b)	0.13%	07/09/35	81,342
	Bahrain — 3.1%
250,000	Bahrain Government International Bond (USD) (a)	5.25%	01/25/33	241,540
400,000	Bahrain Government International Bond (USD) (c)	6.00%	09/19/44	374,092
				615,632
	Brazil — 1.0%
200,000	Brazilian Government International Bond (USD)	3.88%	06/12/30	202,434
	Chile — 1.5%
300,000	Chile Government International Bond (USD)	2.55%	01/27/32	303,357
	Colombia — 1.0%
200,000	Colombia Government International Bond (USD)	4.13%	02/22/42	191,300
	Costa Rica — 1.1%
200,000	Costa Rica Government International Bond (USD) (c)	7.16%	03/12/45	212,000
	Dominican Republic — 2.3%
300,000	Dominican Republic International Bond (USD) (a)	4.88%	09/23/32	311,100
150,000	Dominican Republic International Bond (USD) (a)	5.88%	01/30/60	147,564
				458,664
	Ecuador — 1.6%
285,000	Ecuador Government International Bond, steps up to 1.00% on 08/01/2021 (USD) (a) (b)	0.50%	07/31/35	200,925
123,000	Ecuador Government International Bond, steps up to 1.50% on 08/01/2022 (USD) (a) (b)	0.50%	07/31/40	78,105
49,000	Ecuador Government International Bond, steps up to 5.00% on 08/01/2021 (USD) (b) (c)	0.50%	07/31/30	42,801
				321,831
	Egypt — 3.9%
325,000	Egypt Government International Bond (USD) (a)	7.05%	01/15/32	340,316
400,000	Egypt Government International Bond (USD) (c)	8.50%	01/31/47	426,113
				766,429
	El Salvador — 0.9%
29,000	El Salvador Government International Bond (USD) (c)	6.38%	01/18/27	28,606
150,000	El Salvador Government International Bond (USD) (c)	7.63%	02/01/41	148,395
				177,001
	Ghana — 2.2%
225,000	Ghana Government International Bond (USD) (c)	8.13%	03/26/32	231,397
200,000	Ghana Government International Bond (USD) (a)	8.95%	03/26/51	200,064
				431,461

First Trust TCW Emerging Markets Debt ETF (EFIX)

Portfolio of Investments (Continued)
May 31, 2021 (Unaudited)

Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (U.S. Dollar)

FOREIGN SOVEREIGN BONDS AND NOTES (Continued)
	Indonesia — 2.2%
200,000	Indonesia Government International Bond (USD)	3.85%	10/15/30	$222,541
200,000	Perusahaan Penerbit SBSN Indonesia III (USD) (a)	3.80%	06/23/50	204,446
				426,987
	Ivory Coast (Cote D'Ivoire) — 2.0%
100,000	Ivory Coast Government International Bond (EUR) (a)	4.88%	01/30/32	123,599
200,000	Ivory Coast Government International Bond (EUR) (a)	6.88%	10/17/40	266,909
				390,508
	Kenya — 1.1%
200,000	Kenya Government International Bond (USD) (a)	8.00%	05/22/32	226,386
	Mexico — 2.7%
200,000	Mexico Government International Bond (USD)	4.75%	04/27/32	228,400
300,000	Mexico Government International Bond (USD)	4.28%	08/14/41	312,258
				540,658
	Morocco — 1.0%
200,000	Morocco Government International Bond (USD) (a)	3.00%	12/15/32	192,822
	Nigeria — 2.1%
200,000	Nigeria Government International Bond (USD) (c)	7.88%	02/16/32	217,433
200,000	Nigeria Government International Bond (USD) (a)	7.70%	02/23/38	206,988
				424,421
	Oman — 2.1%
200,000	Oman Government International Bond (USD) (c)	6.00%	08/01/29	212,009
200,000	Oman Government International Bond (USD) (a)	6.25%	01/25/31	212,605
				424,614
	Pakistan — 2.1%
200,000	Pakistan Government International Bond (USD) (c)	6.88%	12/05/27	209,686
200,000	Pakistan Government International Bond (USD) (a)	7.38%	04/08/31	209,580
				419,266
	Panama — 2.0%
200,000	Panama Government International Bond (USD)	2.25%	09/29/32	193,002
200,000	Panama Government International Bond (USD)	3.87%	07/23/60	201,620
				394,622
	Paraguay — 2.3%
400,000	Paraguay Government International Bond (USD) (c)	5.60%	03/13/48	461,500
	Peru — 1.7%
188,000	Peruvian Government International Bond (USD)	2.78%	01/23/31	188,692
160,000	Peruvian Government International Bond (USD)	1.86%	12/01/32	146,348
				335,040
	Qatar — 3.8%
400,000	Qatar Government International Bond (USD) (a)	3.75%	04/16/30	454,143
250,000	Qatar Government International Bond (USD) (a)	4.40%	04/16/50	298,342
				752,485

First Trust TCW Emerging Markets Debt ETF (EFIX)

Portfolio of Investments (Continued)
May 31, 2021 (Unaudited)

Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (U.S. Dollar)

FOREIGN SOVEREIGN BONDS AND NOTES (Continued)
	Romania — 1.6%
130,000	Romanian Government International Bond (USD) (a)	3.00%	02/14/31	$133,617
150,000	Romanian Government International Bond (EUR) (a)	2.63%	12/02/40	180,901
				314,518
	Saudi Arabia — 4.8%
200,000	Saudi Government International Bond (USD) (a)	2.50%	02/03/27	208,465
200,000	Saudi Government International Bond (USD) (a)	2.75%	02/03/32	203,137
250,000	Saudi Government International Bond (USD) (a)	2.25%	02/02/33	239,743
300,000	Saudi Government International Bond (USD) (a)	3.45%	02/02/61	289,410
				940,755
	Senegal — 0.7%
100,000	Senegal Government International Bond (EUR) (c)	4.75%	03/13/28	127,867
	South Africa — 2.1%
200,000	Republic of South Africa Government International Bond (USD)	4.30%	10/12/28	206,956
200,000	Republic of South Africa Government International Bond (USD)	5.75%	09/30/49	202,046
				409,002
	Turkey — 3.2%
300,000	Turkey Government International Bond (USD)	4.88%	10/09/26	291,651
170,000	Turkey Government International Bond (USD)	6.88%	03/17/36	169,449
200,000	Turkey Government International Bond (USD)	5.75%	05/11/47	167,206
				628,306
	Ukraine — 2.8%
350,000	Ukraine Government International Bond (USD) (c)	7.75%	09/01/27	389,725
150,000	Ukraine Government International Bond (USD) (c) (d)	1.26%	05/31/40	166,917
				556,642
	Uruguay — 0.9%
145,000	Uruguay Government International Bond (USD)	4.38%	01/23/31	168,856
	Total Foreign Sovereign Bonds and Notes			12,360,205
	(Cost $12,472,339)

FOREIGN CORPORATE BONDS AND NOTES — 32.9%
	Banks — 6.0%
200,000	Banco Davivienda S.A. (USD) (a) (e)	6.65%	(f)	206,150
150,000	Banco GNB Sudameris S.A. (USD) (a) (e)	7.50%	04/16/31	152,175
200,000	Banco Industrial S.A. (USD) (a) (e)	4.88%	01/29/31	208,500
200,000	Banco Mercantil del Norte S.A. (USD) (a) (e)	6.88%	(f)	208,594
200,000	Bangkok Bank PCL (USD) (a) (e)	5.00%	(f)	210,686
200,000	Global Bank Corp. (USD) (a) (e)	5.25%	04/16/29	208,850
				1,194,955
	Chemicals — 1.1%
200,000	Sasol Financing USA LLC (USD)	4.38%	09/18/26	206,956

First Trust TCW Emerging Markets Debt ETF (EFIX)

Portfolio of Investments (Continued)
May 31, 2021 (Unaudited)

Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (U.S. Dollar)

FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Commercial Services — 1.1%
200,000	DP World Salaam (USD) (c) (e)	6.00%	(f)	$220,597
	Electric — 5.8%
200,000	AES Gener S.A. (USD) (a) (e)	7.13%	03/26/79	213,780
200,000	Eskom Holdings SOC Ltd. (USD) (c)	6.35%	08/10/28	225,069
250,000	India Green Power Holdings (USD) (a)	4.00%	02/22/27	249,850
200,000	Minejesa Capital B.V. (USD) (a)	5.63%	08/10/37	207,800
250,000	Mong Duong Finance Holdings B.V. (USD) (a)	5.13%	05/07/29	249,104
				1,145,603
	Energy-Alternate Sources — 1.0%
200,000	Greenko Dutch B.V. (USD) (a)	3.85%	03/29/26	204,728
	Engineering & Construction — 1.3%
250,000	Cliffton Ltd. (USD) (a)	6.25%	10/25/25	250,063
	Iron/Steel — 0.5%
100,000	CSN Islands XII Corp. (USD) (c)	7.00%	(f)	101,314
	Lodging — 1.0%
200,000	Studio City Finance Ltd. (USD) (a)	5.00%	01/15/29	204,212
	Mining — 1.6%
275,000	Indonesia Asahan Aluminium Persero PT (USD) (a)	5.45%	05/15/30	318,325
	Oil & Gas — 8.5%
165,000	Energean Israel Finance Ltd. (USD) (a) (c)	5.88%	03/30/31	171,608
400,000	KazMunayGas National Co. JSC (USD) (a)	3.50%	04/14/33	416,264
150,000	Leviathan Bond Ltd. (USD) (a) (c)	6.75%	06/30/30	169,244
25,000	Petroleos Mexicanos (USD)	6.49%	01/23/27	26,700
250,000	Petroleos Mexicanos (USD)	5.35%	02/12/28	247,812
185,000	Petroleos Mexicanos (USD)	5.95%	01/28/31	180,144
180,000	Petroleos Mexicanos (USD)	6.63%	06/15/35	173,925
105,000	Petroleos Mexicanos (USD)	6.75%	09/21/47	92,942
200,000	Petronas Capital Ltd. (USD) (a)	3.40%	04/28/61	197,986
				1,676,625
	Oil & Gas Services — 1.0%
200,000	Guara Norte Sarl (USD) (a)	5.20%	06/15/34	202,695
	Pipelines — 1.0%
200,000	Galaxy Pipeline Assets Bidco Ltd. (USD) (a)	2.63%	03/31/36	196,607
	Real Estate — 3.0%
200,000	China Evergrande Group (USD) (c)	8.25%	03/23/22	191,500
200,000	New Metro Global Ltd. (USD) (c)	6.80%	08/05/23	209,376
200,000	Ronshine China Holdings Ltd. (USD) (c)	7.35%	12/15/23	195,003
				595,879
	Total Foreign Corporate Bonds and Notes			6,518,559
	(Cost $6,535,989)

First Trust TCW Emerging Markets Debt ETF (EFIX)

Portfolio of Investments (Continued)
May 31, 2021 (Unaudited)

Shares	Description	Value

MONEY MARKET FUNDS — 2.5%
484,872	JPMorgan 100% U.S. Treasury Securities Money Market Fund - Institutional Class - 0.01% (g)	$484,872
	(Cost $484,872)
	Total Investments — 97.9%	19,363,636
	(Cost $19,493,200) (h)
	Net Other Assets and Liabilities — 2.1%	421,998
	Net Assets — 100.0%	$19,785,634

1

(a)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”) and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At May 31, 2021, securities noted as such amounted to $10,081,427 or 51.0% of net assets.
(b)	Step-up security. A security where the coupon increases or steps up at a predetermined date.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(d)	Floating or variable rate security.
(e)	Fixed-to-floating security. The interest rate shown reflects the fixed rate in effect at May 31, 2021. At a predetermined date, the fixed rate will change to a floating rate.
(f)	Perpetual maturity.
(g)	Rate shown reflects yield as of May 31, 2021.
(h)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of May 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $131,197 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $260,761. The net unrealized depreciation was $129,564.

Currency Abbreviations:

EUR - Euro

USD - United States Dollar

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 5/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Foreign Sovereign Bonds and Notes*	$12,360,205	$—	$12,360,205	$—
Foreign Corporate Bonds and Notes**	6,518,559	—	6,518,559	—
Money Market Funds	484,872	484,872	—	—
Total Investments	$19,363,636	$484,872	$18,878,764	$—

*	See Portfolio of Investments for country breakout.
**	See Portfolio of Investments for industry breakout.

First Trust TCW ESG Premier Equity ETF (EPRE)

Portfolio of Investments
May 31, 2021 (Unaudited)

Shares	Description	Value

COMMON STOCKS — 99.9%

	Aerospace & Defense — 11.4%
960	HEICO Corp.	$134,841
145	TransDigm Group, Inc. (a)	94,082
		228,923

	Beverages — 7.1%
3,830	Keurig Dr Pepper, Inc.	141,557

	Capital Markets — 8.0%
344	Morningstar, Inc.	81,181
171	MSCI, Inc.	80,050
		161,231

	Commercial Services & Supplies — 4.5%
704	Copart, Inc. (a)	90,823

	Electrical Equipment — 11.6%
599	AMETEK, Inc.	80,925
6,159	Vertiv Holdings Co.	152,866
		233,791

	IT Services — 4.7%
824	Fiserv, Inc. (a)	94,925

	Life Sciences Tools & Services — 4.5%
70	Mettler-Toledo International, Inc. (a)	91,067

	Professional Services — 23.1%
6,104	Clarivate PLC (a)	183,364
112	CoStar Group, Inc. (a)	95,648
385	Equifax, Inc.	90,490
903	IHS Markit Ltd.	95,095
		464,597

	Semiconductors & Semiconductor Equipment — 1.8%
760	Marvell Technology,	36,708

	Software — 23.2%
4,743	Dye & Durham Ltd.	160,933
592	Manhattan Associates, Inc. (a)	80,500
438	Microsoft Corp.	109,360
68	Trade Desk (The), Inc., Class A (a)	39,994
185	Tyler Technologies, Inc. (a)	74,585
		465,372

	Total Investments — 99.9%	2,008,994
	(Cost $1,995,819) (b)
	Net Other Assets and Liabilities — 0.1%	2,103
	Net Assets — 100.0%	$2,011,097

1

First Trust TCW ESG Premier Equity ETF (EPRE)

Portfolio of Investments (Continued)
May 31, 2021 (Unaudited)

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of May 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $26,053 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $12,878. The net unrealized appreciation was $13,175.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 5/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$2,008,994	$2,008,994	$—	$—

*	See Portfolio of Investments for industry breakout.

Additional Information

First Trust Exchange-Traded Fund VIII

May 31, 2021 (Unaudited)

Valuation Inputs

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Low Duration Strategic Focus ETF (LDSF)

Portfolio of Investments
May 31, 2021 (Unaudited)

Shares	Description	Value

	Exchange-Traded Funds — 99.9%
	Capital Markets — 99.9%
125,231	First Trust Emerging Markets Local Currency Bond ETF (a)	$4,453,215
143,230	First Trust Enhanced Short Maturity ETF (a)	8,589,503
1,346,436	First Trust Low Duration Opportunities ETF (a)	68,681,700
377,076	First Trust Senior Loan Fund (a)	18,095,877
352,888	First Trust Tactical High Yield ETF (a)	17,125,655
390,127	First Trust TCW Opportunistic Fixed Income ETF (a)	20,805,473
497,546	iShares 0-5 Year Investment Grade Corporate Bond ETF	25,852,490
159,296	iShares CMBS ETF	8,664,221
	Total Exchange-Traded Funds — 99.9%	172,268,134
	(Cost $172,169,979)

	Money Market Funds — 0.1%
199,417	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class 0.01% (b)	199,417
	(Cost $199,417)

	Total Investments — 100.0%	172,467,551
	(Cost $172,369,396) (c)
	Net Other Assets and Liabilities — (0.0)%	(28,542)
	Net Assets — 100.0%	$172,439,009

(a)	Investment in an affiliated fund.
(b)	Rate shown reflects yield as of May 31, 2021.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of May 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $919,785 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $821,630. The net unrealized appreciation was $98,155.

Valuation Inputs

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.

• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)

• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of May 31, 2021 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$172,268,134	$—	$—
Money Market Funds	199,417	—	—
Total Investments	$172,467,551	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Low Duration Strategic Focus ETF (LDSF)

Portfolio of Investments (Continued)
May 31, 2021 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at May 31, 2021, and for the fiscal year-to-date period (September 1, 2020 to May 31, 2021) are as follows:

Security Name	Shares at 5/31/2021	Value at 8/31/2020	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 5/31/2021	Dividend Income
First Trust Emerging Markets Local Currency Bond ETF	125,231	$3,325,789	$2,568,943	$(1,685,182)	$194,174	$49,491	$4,453,215	$3,059
First Trust Enhanced Short Maturity ETF	143,230	12,981,008	5,579,503	(9,952,319)	(10,130)	(8,559)	8,589,503	37,867
First Trust Low Duration Opportunities ETF	1,346,436	38,996,208	40,925,315	(10,581,236)	(676,996)	18,409	68,681,700	779,703
First Trust Senior Loan Fund	377,076	6,685,589	21,896,137	(10,582,615)	(59,954)	156,720	18,095,877	224,493
First Trust Tactical High Yield ETF	352,888	6,753,583	20,587,944	(10,768,804)	141,313	411,619	17,125,655	703,431
First Trust TCW Opportunistic Fixed Income ETF	390,127	35,966,995	15,281,527	(29,792,573)	(1,295,957)	645,481	20,805,473	594,850
		$104,709,172	$106,839,369	$(73,362,729)	$(1,707,550)	$1,273,161	$137,751,423	$2,343,403

FT Cboe Vest U.S. Equity Buffer ETF - January (FJAN)

Portfolio of Investments
May 31, 2021 (Unaudited)

Shares	Description				Value

MONEY MARKET FUNDS — 2.5%
2,403,269	Dreyfus Government Cash Management Fund, Institutional Shares - 0.03% (a)				$2,403,269
	(Cost $2,403,269)
	Total Investments — 2.5%				2,403,269
	(Cost $2,403,269) (b)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 104.9%
CALL OPTIONS PURCHASED — 102.0%

2,360	SPDR® S&P 500® ETF Trust	$99,129,440	$3.76	01/21/22	97,546,020
	(Cost $88,274,077)

PUT OPTIONS PURCHASED — 2.9%

2,360	SPDR® S&P 500® ETF Trust	99,129,440	375.70	01/21/22	2,786,207
	(Cost $7,514,304)
	Total Purchased Options				100,332,227
	(Cost $95,788,381)

WRITTEN OPTIONS — (5.6)%
CALL OPTIONS WRITTEN — (4.0)%

(2,360)	SPDR® S&P 500® ETF Trust	(99,129,440)	430.18	01/21/22	(3,799,537)
	(Premiums received $2,269,068)

PUT OPTIONS WRITTEN — (1.6)%

(2,360)	SPDR® S&P 500® ETF Trust	(99,129,440)	338.13	01/21/22	(1,552,935)
	(Premiums received $4,781,460)
	Total Written Options				(5,352,472)
	(Premiums received $7,050,528)
	Net Other Assets and Liabilities — (1.8)%				(1,687,285)
	Net Assets — 100.0%				$95,695,739

(a)	Rate shown reflects yield as of May 31, 2021.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of May 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $12,500,468 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $6,258,566. The net unrealized appreciation was $6,241,902. The unrealized amounts presented are inclusive of derivative contracts.

FT Cboe Vest U.S. Equity Buffer ETF - January (FJAN)

Portfolio of Investments (Continued)
May 31, 2021 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 5/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$2,403,269	$2,403,269	$—	$—
Call Options Purchased	97,546,020	—	97,546,020	—
Put Options Purchased	2,786,207	—	2,786,207	—
Total	$102,735,496	$2,403,269	$100,332,227	$—

LIABILITIES TABLE

	Total Value at 5/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(3,799,537)	$—	$(3,799,537)	$—
Put Options Written	(1,552,935)	—	(1,552,935)	—
Total	$(5,352,472)	$—	$(5,352,472)	$—

FT Cboe Vest U.S. Equity Deep Buffer ETF - January (DJAN)

Portfolio of Investments
May 31, 2021 (Unaudited)

Shares	Description				Value

MONEY MARKET FUNDS — 0.8%
477,921	Dreyfus Government Cash Management Fund, Institutional Shares - 0.03% (a)				$477,921
	(Cost $477,921)
	Total Investments — 0.8%				477,921
	(Cost $477,921) (b)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 107.5%
CALL OPTIONS PURCHASED — 105.3%

1,480	SPDR® S&P 500® ETF Trust	$62,165,920	$3.75	01/21/22	61,174,407
	(Cost $57,952,794)

PUT OPTIONS PURCHASED — 2.2%

1,480	SPDR® S&P 500® ETF Trust	62,165,920	356.92	01/21/22	1,301,021
	(Cost $3,817,384)
	Total Purchased Options				62,475,428
	(Cost $61,770,178)

WRITTEN OPTIONS — (8.2)%
CALL OPTIONS WRITTEN — (7.7)%

(1,480)	SPDR® S&P 500® ETF Trust	(62,165,920)	406.51	01/21/22	(4,477,922)
	(Premiums received $2,736,539)

PUT OPTIONS WRITTEN — (0.5)%

(1,480)	SPDR® S&P 500® ETF Trust	(62,165,920)	262.99	01/21/22	(311,480)
	(Premiums received $735,545)
	Total Written Options				(4,789,402)
	(Premiums received $3,472,084)
	Net Other Assets and Liabilities — (0.1)%				(42,353)
	Net Assets — 100.0%				$58,121,594

(a)	Rate shown reflects yield as of May 31, 2021.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of May 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $3,645,678 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $4,257,746. The net unrealized depreciation was $612,068. The unrealized amounts presented are inclusive of derivative contracts.

FT Cboe Vest U.S. Equity Deep Buffer ETF - January (DJAN)

Portfolio of Investments (Continued)
May 31, 2021 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 5/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$477,921	$477,921	$—	$—
Call Options Purchased	61,174,407	—	61,174,407	—
Put Options Purchased	1,301,021	—	1,301,021	—
Total	$62,953,349	$477,921	$62,475,428	$—

LIABILITIES TABLE

	Total Value at 5/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(4,477,922)	$—	$(4,477,922)	$—
Put Options Written	(311,480)	—	(311,480)	—
Total	$(4,789,402)	$—	$(4,789,402)	$—

FT Cboe Vest U.S. Equity Buffer ETF - February (FFEB)

Portfolio of Investments
May 31, 2021 (Unaudited)

Shares	Description				Value

MONEY MARKET FUNDS — 0.9%
2,695,879	Dreyfus Government Cash Management Fund, Institutional Shares - 0.03% (a)				$2,695,879
	(Cost $2,695,879)
	Total Investments — 0.9%				2,695,879
	(Cost $2,695,879) (b)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 103.4%
CALL OPTIONS PURCHASED — 99.5%

7,185	SPDR® S&P 500® ETF Trust	$301,798,740	$3.90	02/18/22	297,025,123
	(Cost $274,438,454)

PUT OPTIONS PURCHASED — 3.9%

7,185	SPDR® S&P 500® ETF Trust	301,798,740	390.03	02/18/22	11,632,285
	(Cost $25,174,715)
	Total Purchased Options				308,657,408
	(Cost $299,613,169)

WRITTEN OPTIONS — (4.2)%
CALL OPTIONS WRITTEN — (2.0)%

(7,185)	SPDR® S&P 500® ETF Trust	(301,798,740)	451.85	02/18/22	(6,152,705)
	(Premiums received $4,251,041)

PUT OPTIONS WRITTEN — (2.2)%

(7,185)	SPDR® S&P 500® ETF Trust	(301,798,740)	351.03	02/18/22	(6,470,388)
	(Premiums received $16,805,116)
	Total Written Options				(12,623,093)
	(Premiums received $21,056,157)
	Net Other Assets and Liabilities — (0.1)%				(210,453)
	Net Assets — 100.0%				$298,519,741

(a)	Rate shown reflects yield as of May 31, 2021.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of May 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $32,921,397 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $15,444,094. The net unrealized appreciation was $17,477,303. The unrealized amounts presented are inclusive of derivative contracts.

FT Cboe Vest U.S. Equity Buffer ETF - February (FFEB)

Portfolio of Investments (Continued)
May 31, 2021 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 5/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$2,695,879	$2,695,879	$—	$—
Call Options Purchased	297,025,123	—	297,025,123	—
Put Options Purchased	11,632,285	—	11,632,285	—
Total	$311,353,287	$2,695,879	$308,657,408	$—

LIABILITIES TABLE

	Total Value at 5/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(6,152,705)	$—	$(6,152,705)	$—
Put Options Written	(6,470,388)	—	(6,470,388)	—
Total	$(12,623,093)	$—	$(12,623,093)	$—

FT Cboe Vest U.S. Equity Deep Buffer ETF - February (DFEB)

Portfolio of Investments
May 31, 2021 (Unaudited)

Shares	Description				Value

MONEY MARKET FUNDS — 0.9%
2,934,547	Dreyfus Government Cash Management Fund, Institutional Shares - 0.03% (a)				$2,934,547
	(Cost $2,934,547)
	Total Investments — 0.9%				2,934,547
	(Cost $2,934,547) (b)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 105.0%
CALL OPTIONS PURCHASED — 102.0%

7,978	SPDR® S&P 500® ETF Trust	$335,107,912	$3.89	02/18/22	329,815,409
	(Cost $302,890,968)

PUT OPTIONS PURCHASED — 3.0%

7,978	SPDR® S&P 500® ETF Trust	335,107,912	370.53	02/18/22	9,606,541
	(Cost $24,352,951)
	Total Purchased Options				339,421,950
	(Cost $327,243,919)

WRITTEN OPTIONS — (5.8)%
CALL OPTIONS WRITTEN — (5.1)%

(7,978)	SPDR® S&P 500® ETF Trust	(335,107,912)	424.55	02/18/22	(16,578,464)
	(Premiums received $10,566,279)

PUT OPTIONS WRITTEN — (0.7)%

(7,978)	SPDR® S&P 500® ETF Trust	(335,107,912)	273.02	02/18/22	(2,295,694)
	(Premiums received $8,996,090)
	Total Written Options				(18,874,158)
	(Premiums received $19,562,369)
	Net Other Assets and Liabilities — (0.1)%				(233,399)
	Net Assets — 100.0%				$323,248,940

(a)	Rate shown reflects yield as of May 31, 2021.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of May 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $33,624,837 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $20,758,595. The net unrealized appreciation was $12,866,242. The unrealized amounts presented are inclusive of derivative contracts.

FT Cboe Vest U.S. Equity Deep Buffer ETF - February (DFEB)

Portfolio of Investments (Continued)
May 31, 2021 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 5/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$2,934,547	$2,934,547	$—	$—
Call Options Purchased	329,815,409	—	329,815,409	—
Put Options Purchased	9,606,541	—	9,606,541	—
Total	$342,356,497	$2,934,547	$339,421,950	$—

LIABILITIES TABLE

	Total Value at 5/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(16,578,464)	$—	$(16,578,464)	$—
Put Options Written	(2,295,694)	—	(2,295,694)	—
Total	$(18,874,158)	$—	$(18,874,158)	$—

FT Cboe Vest U.S. Equity Buffer ETF - March (FMAR)

Portfolio of Investments
May 31, 2021 (Unaudited)

Shares	Description				Value

MONEY MARKET FUNDS — 1.0%
586,201	Dreyfus Government Cash Management Fund, Institutional Shares - 0.03% (a)				$586,201
	(Cost $586,201)
	Total Investments — 1.0%				586,201
	(Cost $586,201) (b)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 104.5%
CALL OPTIONS PURCHASED — 100.2%

1,444	SPDR® S&P 500® ETF Trust	$60,653,776	$3.89	03/18/22	59,560,424
	(Cost $55,933,521)

PUT OPTIONS PURCHASED — 4.3%

1,444	SPDR® S&P 500® ETF Trust	60,653,776	389.48	03/18/22	2,554,655
	(Cost $4,244,856)
	Total Purchased Options				62,115,079
	(Cost $60,178,377)

WRITTEN OPTIONS — (5.4)%
CALL OPTIONS WRITTEN — (3.0)%

(1,444)	SPDR® S&P 500® ETF Trust	(60,653,776)	444.79	03/18/22	(1,763,366)
	(Premiums received $1,139,648)

PUT OPTIONS WRITTEN — (2.4)%

(1,444)	SPDR® S&P 500® ETF Trust	(60,653,776)	350.53	03/18/22	(1,454,620)
	(Premiums received $2,603,643)
	Total Written Options				(3,217,986)
	(Premiums received $3,743,291)
	Net Other Assets and Liabilities — (0.1)%				(41,482)
	Net Assets — 100.0%				$59,441,812

(a)	Rate shown reflects yield as of May 31, 2021.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of May 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $4,775,926 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $2,313,919. The net unrealized appreciation was $2,462,007. The unrealized amounts presented are inclusive of derivative contracts.

FT Cboe Vest U.S. Equity Buffer ETF - March (FMAR)

Portfolio of Investments (Continued)
May 31, 2021 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 5/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$586,201	$586,201	$—	$—
Call Options Purchased	59,560,424	—	59,560,424	—
Put Options Purchased	2,554,655	—	2,554,655	—
Total	$62,701,280	$586,201	$62,115,079	$—

LIABILITIES TABLE

	Total Value at 5/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(1,763,366)	$—	$(1,763,366)	$—
Put Options Written	(1,454,620)	—	(1,454,620)	—
Total	$(3,217,986)	$—	$(3,217,986)	$—

FT Cboe Vest U.S. Equity Deep Buffer ETF - March (DMAR)

Portfolio of Investments
May 31, 2021 (Unaudited)

Shares	Description				Value

MONEY MARKET FUNDS — 1.0%
496,792	Dreyfus Government Cash Management Fund, Institutional Shares - 0.03% (a)				$496,792
	(Cost $496,792)
	Total Investments — 1.0%				496,792
	(Cost $496,792) (b)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 105.2%
CALL OPTIONS PURCHASED — 101.9%

1,254	SPDR® S&P 500® ETF Trust	$52,673,016	$3.88	03/18/22	51,724,779
	(Cost $48,114,889)

PUT OPTIONS PURCHASED — 3.3%

1,254	SPDR® S&P 500® ETF Trust	52,673,016	370.01	03/18/22	1,671,078
	(Cost $3,123,232)
	Total Purchased Options				53,395,857
	(Cost $51,238,121)

WRITTEN OPTIONS — (6.1)%
CALL OPTIONS WRITTEN — (5.3)%

(1,254)	SPDR® S&P 500® ETF Trust	(52,673,016)	425.70	03/18/22	(2,664,725)
	(Premiums received $1,612,883)

PUT OPTIONS WRITTEN — (0.8)%

(1,254)	SPDR® S&P 500® ETF Trust	(52,673,016)	272.64	03/18/22	(416,527)
	(Premiums received $813,588)
	Total Written Options				(3,081,252)
	(Premiums received $2,426,471)
	Net Other Assets and Liabilities — (0.1)%				(37,553)
	Net Assets — 100.0%				$50,773,844

(a)	Rate shown reflects yield as of May 31, 2021.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of May 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $4,006,951 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $2,503,996. The net unrealized appreciation was $1,502,955. The unrealized amounts presented are inclusive of derivative contracts.

FT Cboe Vest U.S. Equity Deep Buffer ETF - March (DMAR)

Portfolio of Investments (Continued)
May 31, 2021 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 5/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$496,792	$496,792	$—	$—
Call Options Purchased	51,724,779	—	51,724,779	—
Put Options Purchased	1,671,078	—	1,671,078	—
Total	$53,892,649	$496,792	$53,395,857	$—

LIABILITIES TABLE

	Total Value at 5/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(2,664,725)	$—	$(2,664,725)	$—
Put Options Written	(416,527)	—	(416,527)	—
Total	$(3,081,252)	$—	$(3,081,252)	$—

FT Cboe Vest U.S. Equity Buffer ETF - April (FAPR)

Portfolio of Investments
May 31, 2021 (Unaudited)

Shares	Description				Value

MONEY MARKET FUNDS — 1.1%
1,070,834	Dreyfus Government Cash Management Fund, Institutional Shares - 0.03% (a)				$1,070,834
	(Cost $1,070,834)
	Total Investments — 1.1%				1,070,834
	(Cost $1,070,834) (b)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 104.2%
CALL OPTIONS PURCHASED — 97.5%

2,376	SPDR® S&P 500® ETF Trust	$99,801,504	$4.17	04/14/22	97,933,122
	(Cost $96,366,626)

PUT OPTIONS PURCHASED — 6.7%

2,376	SPDR® S&P 500® ETF Trust	99,801,504	417.26	04/14/22	6,668,497
	(Cost $7,697,256)
	Total Purchased Options				104,601,619
	(Cost $104,063,882)

WRITTEN OPTIONS — (5.2)%
CALL OPTIONS WRITTEN — (1.5)%

(2,376)	SPDR® S&P 500® ETF Trust	(99,801,504)	467.33	04/14/22	(1,480,767)
	(Premiums received $1,578,699)

PUT OPTIONS WRITTEN — (3.7)%

(2,376)	SPDR® S&P 500® ETF Trust	(99,801,504)	375.53	04/14/22	(3,696,174)
	(Premiums received $4,575,192)
	Total Written Options				(5,176,941)
	(Premiums received $6,153,891)
	Net Other Assets and Liabilities — (0.1)%				(59,767)
	Net Assets — 100.0%				$100,435,745

(a)	Rate shown reflects yield as of May 31, 2021.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of May 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,543,446 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,028,759. The net unrealized appreciation was $1,514,687. The unrealized amounts presented are inclusive of derivative contracts.

FT Cboe Vest U.S. Equity Buffer ETF - April (FAPR)

Portfolio of Investments (Continued)
May 31, 2021 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 5/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,070,834	$1,070,834	$—	$—
Call Options Purchased	97,933,122	—	97,933,122	—
Put Options Purchased	6,668,497	—	6,668,497	—
Total	$105,672,453	$1,070,834	$104,601,619	$—

LIABILITIES TABLE

	Total Value at 5/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(1,480,767)	$—	$(1,480,767)	$—
Put Options Written	(3,696,174)	—	(3,696,174)	—
Total	$(5,176,941)	$—	$(5,176,941)	$—

FT Cboe Vest U.S. Equity Deep Buffer ETF - April (DAPR)

Portfolio of Investments
May 31, 2021 (Unaudited)

Shares	Description				Value

MONEY MARKET FUNDS — 1.1%
1,129,693	Dreyfus Government Cash Management Fund, Institutional Shares - 0.03% (a)				$1,129,693
	(Cost $1,129,693)
	Total Investments — 1.1%				1,129,693
	(Cost $1,129,693) (b)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 103.0%
CALL OPTIONS PURCHASED — 98.1%

2,556	SPDR® S&P 500® ETF Trust	$107,362,224	$4.16	04/14/22	105,354,852
	(Cost $103,604,145)

PUT OPTIONS PURCHASED — 4.9%

2,556	SPDR® S&P 500® ETF Trust	107,362,224	396.40	04/14/22	5,331,640
	(Cost $6,449,349)
	Total Purchased Options				110,686,492
	(Cost $110,053,494)

WRITTEN OPTIONS — (4.0)%
CALL OPTIONS WRITTEN — (2.8)%

(2,556)	SPDR® S&P 500® ETF Trust	(107,362,224)	448.55	04/14/22	(3,065,946)
	(Premiums received $3,056,463)

PUT OPTIONS WRITTEN — (1.2)%

(2,556)	SPDR® S&P 500® ETF Trust	(107,362,224)	292.08	04/14/22	(1,253,656)
	(Premiums received $1,606,011)
	Total Written Options				(4,319,602)
	(Premiums received $4,662,474)
	Net Other Assets and Liabilities — (0.1)%				(63,263)
	Net Assets — 100.0%				$107,433,320

(a)	Rate shown reflects yield as of May 31, 2021.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of May 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,103,062 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,127,192. The net unrealized appreciation was $975,870. The unrealized amounts presented are inclusive of derivative contracts.

FT Cboe Vest U.S. Equity Deep Buffer ETF - April (DAPR)

Portfolio of Investments (Continued)
May 31, 2021 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 5/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,129,693	$1,129,693	$—	$—
Call Options Purchased	105,354,852	—	105,354,852	—
Put Options Purchased	5,331,640	—	5,331,640	—
Total	$111,816,185	$1,129,693	$110,686,492	$—

LIABILITIES TABLE

	Total Value at 5/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(3,065,946)	$—	$(3,065,946)	$—
Put Options Written	(1,253,656)	—	(1,253,656)	—
Total	$(4,319,602)	$—	$(4,319,602)	$—

FT Cboe Vest U.S. Equity Buffer ETF - May (FMAY)

Portfolio of Investments
May 31, 2021 (Unaudited)

Shares	Description				Value

MONEY MARKET FUNDS — 1.1%
1,122,588	Dreyfus Government Cash Management Fund, Institutional Shares - 0.03% (a)				$1,122,588
	(Cost $1,122,588)
	Total Investments — 1.1%				1,122,588
	(Cost $1,122,588) (b)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 104.7%
CALL OPTIONS PURCHASED — 97.8%

2,382	SPDR® S&P 500® ETF Trust	$100,053,528	$4.15	05/20/22	98,203,086
	(Cost $96,581,227)

PUT OPTIONS PURCHASED — 6.9%

2,382	SPDR® S&P 500® ETF Trust	100,053,528	414.94	05/20/22	6,873,653
	(Cost $7,769,538)
	Total Purchased Options				105,076,739
	(Cost $104,350,765)

WRITTEN OPTIONS — (5.7)%
CALL OPTIONS WRITTEN — (1.8)%

(2,382)	SPDR® S&P 500® ETF Trust	(100,053,528)	466.81	05/20/22	(1,829,125)
	(Premiums received $1,750,739)

PUT OPTIONS WRITTEN — (3.9)%

(2,382)	SPDR® S&P 500® ETF Trust	(100,053,528)	373.45	05/20/22	(3,928,183)
	(Premiums received $4,686,213)
	Total Written Options				(5,757,308)
	(Premiums received $6,436,952)
	Net Other Assets and Liabilities — (0.1)%				(55,860)
	Net Assets — 100.0%				$100,386,159

(a)	Rate shown reflects yield as of May 31, 2021.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of May 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,379,889 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $974,271. The net unrealized appreciation was $1,405,618. The unrealized amounts presented are inclusive of derivative contracts.

FT Cboe Vest U.S. Equity Buffer ETF - May (FMAY)

Portfolio of Investments (Continued)
May 31, 2021 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 5/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,122,588	$1,122,588	$—	$—
Call Options Purchased	98,203,086	—	98,203,086	—
Put Options Purchased	6,873,653	—	6,873,653	—
Total	$106,199,327	$1,122,588	$105,076,739	$—

LIABILITIES TABLE

	Total Value at 5/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(1,829,125)	$—	$(1,829,125)	$—
Put Options Written	(3,928,183)	—	(3,928,183)	—
Total	$(5,757,308)	$—	$(5,757,308)	$—

FT Cboe Vest U.S. Equity Deep Buffer ETF - May (DMAY)

Portfolio of Investments
May 31, 2021 (Unaudited)

Shares	Description				Value

MONEY MARKET FUNDS — 1.0%
524,992	Dreyfus Government Cash Management Fund, Institutional Shares - 0.03% (a)				$524,992
	(Cost $524,992)
	Total Investments — 1.0%				524,992
	(Cost $524,992) (b)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 103.3%
CALL OPTIONS PURCHASED — 97.9%

1,198	SPDR® S&P 500® ETF Trust	$50,320,792	$4.14	05/20/22	49,026,952
	(Cost $48,616,926)

PUT OPTIONS PURCHASED — 5.4%

1,198	SPDR® S&P 500® ETF Trust	50,320,792	394.19	05/20/22	2,676,332
	(Cost $3,028,275)
	Total Purchased Options				51,703,284
	(Cost $51,645,201)

WRITTEN OPTIONS — (4.3)%
CALL OPTIONS WRITTEN — (3.2)%

(1,198)	SPDR® S&P 500® ETF Trust	(50,320,792)	446.48	05/20/22	(1,580,162)
	(Premiums received $1,611,791)

PUT OPTIONS WRITTEN — (1.1)%

(1,198)	SPDR® S&P 500® ETF Trust	(50,320,792)	290.46	05/20/22	(570,248)
	(Premiums received $785,380)
	Total Written Options				(2,150,410)
	(Premiums received $2,397,171)
	Net Other Assets and Liabilities — (0.0)%				(9,854)
	Net Assets — 100.0%				$50,068,012

(a)	Rate shown reflects yield as of May 31, 2021.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of May 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $656,787 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $351,943. The net unrealized appreciation was $304,844. The unrealized amounts presented are inclusive of derivative contracts.

FT Cboe Vest U.S. Equity Deep Buffer ETF - May (DMAY)

Portfolio of Investments (Continued)
May 31, 2021 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 5/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$524,992	$524,992	$—	$—
Call Options Purchased	49,026,952	—	49,026,952	—
Put Options Purchased	2,676,332	—	2,676,332	—
Total	$52,228,276	$524,992	$51,703,284	$—

LIABILITIES TABLE

	Total Value at 5/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(1,580,162)	$—	$(1,580,162)	$—
Put Options Written	(570,248)	—	(570,248)	—
Total	$(2,150,410)	$—	$(2,150,410)	$—

FT Cboe Vest U.S. Equity Buffer ETF - June (FJUN)

Portfolio of Investments
May 31, 2021 (Unaudited)

Shares	Description				Value

MONEY MARKET FUNDS — 0.4%
193,875	Dreyfus Government Cash Management Fund, Institutional Shares - 0.03% (a)				$193,875
	(Cost $193,875)
	Total Investments — 0.4%				193,875
	(Cost $193,875) (b)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 115.1%
CALL OPTIONS PURCHASED — 115.1%

1,421	SPDR® S&P 500® ETF Trust	$59,687,684	$3.09	06/18/21	59,056,783
	(Cost $43,764,935)

PUT OPTIONS PURCHASED — 0.0%

1,421	SPDR® S&P 500® ETF Trust	59,687,684	308.64	06/18/21	9,497
	(Cost $4,519,780)
	Total Purchased Options				59,066,280
	(Cost $48,284,715)

WRITTEN OPTIONS — (15.4)%
CALL OPTIONS WRITTEN — (15.4)%

(1,421)	SPDR® S&P 500® ETF Trust	(59,687,684)	363.33	06/18/21	(7,915,610)
	(Premiums received $819,344)

PUT OPTIONS WRITTEN — (0.0)%

(1,421)	SPDR® S&P 500® ETF Trust	(59,687,684)	277.78	06/18/21	(4,438)
	(Premiums received $2,794,570)
	Total Written Options				(7,920,048)
	(Premiums received $3,613,914)
	Net Other Assets and Liabilities — (0.1)%				(37,338)
	Net Assets — 100.0%				$51,302,769

(a)	Rate shown reflects yield as of May 31, 2021.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of May 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $18,081,980 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $11,606,549. The net unrealized appreciation was $6,475,431. The unrealized amounts presented are inclusive of derivative contracts.

FT Cboe Vest U.S. Equity Buffer ETF - June (FJUN)

Portfolio of Investments (Continued)
May 31, 2021 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 5/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$193,875	$193,875	$—	$—
Call Options Purchased	59,056,783	—	59,056,783	—
Put Options Purchased	9,497	—	9,497	—
Total	$59,260,155	$193,875	$59,066,280	$—

LIABILITIES TABLE

	Total Value at 5/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(7,915,610)	$—	$(7,915,610)	$—
Put Options Written	(4,438)	—	(4,438)	—
Total	$(7,920,048)	$—	$(7,920,048)	$—

FT Cboe Vest U.S. Equity Deep Buffer ETF - June (DJUN)

Portfolio of Investments
May 31, 2021 (Unaudited)

Shares	Description				Value

MONEY MARKET FUNDS — 0.4%
43,323	Dreyfus Government Cash Management Fund, Institutional Shares - 0.03% (a)				$43,323
	(Cost $43,323)
	Total Investments — 0.4%				43,323
	(Cost $43,323) (b)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 122.9%
CALL OPTIONS PURCHASED — 122.9%

343	SPDR® S&P 500® ETF Trust	$14,407,372	$3.08	06/18/21	14,255,429
	(Cost $13,231,510)

PUT OPTIONS PURCHASED — 0.0%

343	SPDR® S&P 500® ETF Trust	14,407,372	293.21	06/18/21	1,555
	(Cost $977,308)
	Total Purchased Options				14,256,984
	(Cost $14,208,818)

WRITTEN OPTIONS — (23.2)%
CALL OPTIONS WRITTEN — (23.2)%

(343)	SPDR® S&P 500® ETF Trust	(14,407,372)	340.37	06/18/21	(2,692,360)
	(Premiums received $345,489)

PUT OPTIONS WRITTEN — (0.0)%

(343)	SPDR® S&P 500® ETF Trust	(14,407,372)	216.05	06/18/21	(261)
	(Premiums received $23,725)
	Total Written Options				(2,692,621)
	(Premiums received $369,214)
	Net Other Assets and Liabilities — (0.1)%				(9,253)
	Net Assets — 100.0%				$11,598,433

(a)	Rate shown reflects yield as of May 31, 2021.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of May 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,047,383 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $3,322,624. The net unrealized depreciation was $2,275,241. The unrealized amounts presented are inclusive of derivative contracts.

FT Cboe Vest U.S. Equity Deep Buffer ETF - June (DJUN)

Portfolio of Investments (Continued)
May 31, 2021 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 5/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$43,323	$43,323	$—	$—
Call Options Purchased	14,255,429	—	14,255,429	—
Put Options Purchased	1,555	—	1,555	—
Total	$14,300,307	$43,323	$14,256,984	$—

LIABILITIES TABLE

	Total Value at 5/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(2,692,360)	$—	$(2,692,360)	$—
Put Options Written	(261)	—	(261)	—
Total	$(2,692,621)	$—	$(2,692,621)	$—

FT Cboe Vest U.S. Equity Buffer ETF - July (FJUL)

Portfolio of Investments
May 31, 2021 (Unaudited)

Shares	Description				Value

MONEY MARKET FUNDS — 0.5%
117,698	Dreyfus Government Cash Management Fund, Institutional Shares - 0.03% (a)				$117,698
	(Cost $117,698)
	Total Investments — 0.5%				117,698
	(Cost $117,698) (b)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 113.5%
CALL OPTIONS PURCHASED — 113.4%

705	SPDR® S&P 500® ETF Trust	$29,612,820	$3.22	07/16/21	29,305,684
	(Cost $26,995,740)

PUT OPTIONS PURCHASED — 0.1%

705	SPDR® S&P 500® ETF Trust	29,612,820	321.72	07/16/21	31,065
	(Cost $2,014,330)
	Total Purchased Options				29,336,749
	(Cost $29,010,070)

WRITTEN OPTIONS — (13.9)%
CALL OPTIONS WRITTEN — (13.8)%

(705)	SPDR® S&P 500® ETF Trust	(29,612,820)	369.82	07/16/21	(3,566,388)
	(Premiums received $570,268)

PUT OPTIONS WRITTEN — (0.1)%

(705)	SPDR® S&P 500® ETF Trust	(29,612,820)	289.55	07/16/21	(15,420)
	(Premiums received $163,678)
	Total Written Options				(3,581,808)
	(Premiums received $733,946)
	Net Other Assets and Liabilities — (0.1)%				(18,599)
	Net Assets — 100.0%				$25,854,040

(a)	Rate shown reflects yield as of May 31, 2021.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of May 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,458,202 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $4,979,385. The net unrealized depreciation was $2,521,183. The unrealized amounts presented are inclusive of derivative contracts.

FT Cboe Vest U.S. Equity Buffer ETF - July (FJUL)

Portfolio of Investments (Continued)
May 31, 2021 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 5/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$117,698	$117,698	$—	$—
Call Options Purchased	29,305,684	—	29,305,684	—
Put Options Purchased	31,065	—	31,065	—
Total	$29,454,447	$117,698	$29,336,749	$—

LIABILITIES TABLE

	Total Value at 5/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(3,566,388)	$—	$(3,566,388)	$—
Put Options Written	(15,420)	—	(15,420)	—
Total	$(3,581,808)	$—	$(3,581,808)	$—

FT Cboe Vest U.S. Equity Deep Buffer ETF - July (DJUL)

Portfolio of Investments
May 31, 2021 (Unaudited)

Shares	Description				Value

MONEY MARKET FUNDS — 0.4%
58,196	Dreyfus Government Cash Management Fund, Institutional Shares - 0.03% (a)				$58,196
	(Cost $58,196)
	Total Investments — 0.4%				58,196
	(Cost $58,196) (b)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 120.2%
CALL OPTIONS PURCHASED — 120.1%

376	SPDR® S&P 500® ETF Trust	$15,793,504	$3.21	07/16/21	15,630,074
	(Cost $14,496,240)

PUT OPTIONS PURCHASED — 0.1%

376	SPDR® S&P 500® ETF Trust	15,793,504	305.63	07/16/21	11,596
	(Cost $919,301)
	Total Purchased Options				15,641,670
	(Cost $15,415,541)

WRITTEN OPTIONS — (20.5)%
CALL OPTIONS WRITTEN — (20.5)%

(376)	SPDR® S&P 500® ETF Trust	(15,793,504)	348.74	07/16/21	(2,671,036)
	(Premiums received $551,501)

PUT OPTIONS WRITTEN — (0.0)%

(376)	SPDR® S&P 500® ETF Trust	(15,793,504)	225.20	07/16/21	(2,219)
	(Premiums received $45,183)
	Total Written Options				(2,673,255)
	(Premiums received $596,684)
	Net Other Assets and Liabilities — (0.1)%				(9,380)
	Net Assets — 100.0%				$13,017,231

(a)	Rate shown reflects yield as of May 31, 2021.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of May 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,176,798 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $3,027,240. The net unrealized depreciation was $1,850,442. The unrealized amounts presented are inclusive of derivative contracts.

FT Cboe Vest U.S. Equity Deep Buffer ETF - July (DJUL)

Portfolio of Investments (Continued)
May 31, 2021 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 5/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$58,196	$58,196	$—	$—
Call Options Purchased	15,630,074	—	15,630,074	—
Put Options Purchased	11,596	—	11,596	—
Total	$15,699,866	$58,196	$15,641,670	$—

LIABILITIES TABLE

	Total Value at 5/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(2,671,036)	$—	$(2,671,036)	$—
Put Options Written	(2,219)	—	(2,219)	—
Total	$(2,673,255)	$—	$(2,673,255)	$—

FT Cboe Vest U.S. Equity Buffer ETF - August (FAUG)

Portfolio of Investments
May 31, 2021 (Unaudited)

Shares	Description				Value

MONEY MARKET FUNDS — 0.5%
571,804	Dreyfus Government Cash Management Fund, Institutional Shares - 0.03% (a)				$571,804
	(Cost $571,804)
	Total Investments — 0.5%				571,804
	(Cost $571,804) (b)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 108.8%
CALL OPTIONS PURCHASED — 108.4%

2,970	SPDR® S&P 500® ETF Trust	$124,751,880	$3.39	08/20/21	123,314,400
	(Cost $101,584,726)

PUT OPTIONS PURCHASED — 0.4%

2,970	SPDR® S&P 500® ETF Trust	124,751,880	339.48	08/20/21	490,050
	(Cost $8,359,272)
	Total Purchased Options				123,804,450
	(Cost $109,943,998)

WRITTEN OPTIONS — (9.2)%
CALL OPTIONS WRITTEN — (9.0)%

(2,970)	SPDR® S&P 500® ETF Trust	(124,751,880)	389.42	08/20/21	(10,288,080)
	(Premiums received $3,208,814)

PUT OPTIONS WRITTEN — (0.2)%

(2,970)	SPDR® S&P 500® ETF Trust	(124,751,880)	305.53	08/20/21	(267,300)
	(Premiums received $5,350,987)
	Total Written Options				(10,555,380)
	(Premiums received $8,559,801)
	Net Other Assets and Liabilities — (0.1)%				(73,735)
	Net Assets — 100.0%				$113,747,139

(a)	Rate shown reflects yield as of May 31, 2021.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of May 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $26,813,361 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $14,948,488. The net unrealized appreciation was $11,864,873. The unrealized amounts presented are inclusive of derivative contracts.

FT Cboe Vest U.S. Equity Buffer ETF - August (FAUG)

Portfolio of Investments (Continued)
May 31, 2021 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 5/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$571,804	$571,804	$—	$—
Call Options Purchased	123,314,400	—	123,314,400	—
Put Options Purchased	490,050	—	490,050	—
Total	$124,376,254	$571,804	$123,804,450	$—

LIABILITIES TABLE

	Total Value at 5/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(10,288,080)	$—	$(10,288,080)	$—
Put Options Written	(267,300)	—	(267,300)	—
Total	$(10,555,380)	$—	$(10,555,380)	$—

FT Cboe Vest U.S. Equity Deep Buffer ETF - August (DAUG)

Portfolio of Investments
May 31, 2021 (Unaudited)

Shares	Description				Value

MONEY MARKET FUNDS — 0.5%
529,131	Dreyfus Government Cash Management Fund, Institutional Shares - 0.03% (a)				$529,131
	(Cost $529,131)
	Total Investments — 0.5%				529,131
	(Cost $529,131) (b)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 114.3%
CALL OPTIONS PURCHASED — 114.0%

3,007	SPDR® S&P 500® ETF Trust	$126,306,028	$3.38	08/20/21	124,871,689
	(Cost $99,983,933)

PUT OPTIONS PURCHASED — 0.3%

3,007	SPDR® S&P 500® ETF Trust	126,306,028	322.51	08/20/21	354,826
	(Cost $7,775,071)
	Total Purchased Options				125,226,515
	(Cost $107,759,004)

WRITTEN OPTIONS — (14.7)%
CALL OPTIONS WRITTEN — (14.6)%

(3,007)	SPDR® S&P 500® ETF Trust	(126,306,028)	368.78	08/20/21	(16,018,289)
	(Premiums received $4,916,842)

PUT OPTIONS WRITTEN — (0.1)%

(3,007)	SPDR® S&P 500® ETF Trust	(126,306,028)	237.64	08/20/21	(75,175)
	(Premiums received $2,193,618)
	Total Written Options				(16,093,464)
	(Premiums received $7,110,460)
	Net Other Assets and Liabilities — (0.1)%				(72,517)
	Net Assets — 100.0%				$109,589,665

(a)	Rate shown reflects yield as of May 31, 2021.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of May 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $27,006,199 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $18,521,692. The net unrealized appreciation was $8,484,507. The unrealized amounts presented are inclusive of derivative contracts.

FT Cboe Vest U.S. Equity Deep Buffer ETF - August (DAUG)

Portfolio of Investments (Continued)
May 31, 2021 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 5/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$529,131	$529,131	$—	$—
Call Options Purchased	124,871,689	—	124,871,689	—
Put Options Purchased	354,826	—	354,826	—
Total	$125,755,646	$529,131	$125,226,515	$—

LIABILITIES TABLE

	Total Value at 5/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(16,018,289)	$—	$(16,018,289)	$—
Put Options Written	(75,175)	—	(75,175)	—
Total	$(16,093,464)	$—	$(16,093,464)	$—

FT Cboe Vest U.S. Equity Buffer ETF - September (FSEP)

Portfolio of Investments
May 31, 2021 (Unaudited)

Shares	Description				Value

MONEY MARKET FUNDS — 0.5%
100,699	Dreyfus Government Cash Management Fund, Institutional Shares - 0.03% (a)				$100,699
	(Cost $100,699)
	Total Investments — 0.5%				100,699
	(Cost $100,699) (b)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 110.2%
CALL OPTIONS PURCHASED — 109.6%

495	SPDR® S&P 500® ETF Trust	$20,791,980	$3.31	09/17/21	20,484,585
	(Cost $20,110,641)

PUT OPTIONS PURCHASED — 0.6%

495	SPDR® S&P 500® ETF Trust	20,791,980	330.65	09/17/21	111,375
	(Cost $1,505,807)
	Total Purchased Options				20,595,960
	(Cost $21,616,448)

WRITTEN OPTIONS — (10.7)%
CALL OPTIONS WRITTEN — (10.4)%

(495)	SPDR® S&P 500® ETF Trust	(20,791,980)	385.21	09/17/21	(1,934,955)
	(Premiums received $498,169)

PUT OPTIONS WRITTEN — (0.3)%

(495)	SPDR® S&P 500® ETF Trust	(20,791,980)	297.59	09/17/21	(61,875)
	(Premiums received $116,319)
	Total Written Options				(1,996,830)
	(Premiums received $614,488)
	Net Other Assets and Liabilities — (0.0)%				(3,800)
	Net Assets — 100.0%				$18,696,029

(a)	Rate shown reflects yield as of May 31, 2021.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of May 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $428,388 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $2,831,218. The net unrealized depreciation was $2,402,830. The unrealized amounts presented are inclusive of derivative contracts.

FT Cboe Vest U.S. Equity Buffer ETF - September (FSEP)

Portfolio of Investments (Continued)
May 31, 2021 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 5/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$100,699	$100,699	$—	$—
Call Options Purchased	20,484,585	—	20,484,585	—
Put Options Purchased	111,375	—	111,375	—
Total	$20,696,659	$100,699	$20,595,960	$—

LIABILITIES TABLE

	Total Value at 5/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(1,934,955)	$—	$(1,934,955)	$—
Put Options Written	(61,875)	—	(61,875)	—
Total	$(1,996,830)	$—	$(1,996,830)	$—

FT Cboe Vest U.S. Equity Deep Buffer ETF - September (DSEP)

Portfolio of Investments
May 31, 2021 (Unaudited)

Shares	Description				Value

MONEY MARKET FUNDS — 0.6%
93,971	Dreyfus Government Cash Management Fund, Institutional Shares - 0.03% (a)				$93,971
	(Cost $93,971)
	Total Investments — 0.6%				93,971
	(Cost $93,971) (b)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 116.6%
CALL OPTIONS PURCHASED — 116.1%

450	SPDR® S&P 500® ETF Trust	$18,901,800	$3.30	09/17/21	18,652,643
	(Cost $17,224,124)

PUT OPTIONS PURCHASED — 0.5%

450	SPDR® S&P 500® ETF Trust	18,901,800	314.12	09/17/21	78,473
	(Cost $1,240,405)
	Total Purchased Options				18,731,116
	(Cost $18,464,529)

WRITTEN OPTIONS — (17.1)%
CALL OPTIONS WRITTEN — (17.0)%

(450)	SPDR® S&P 500® ETF Trust	(18,901,800)	361.24	09/17/21	(2,733,362)
	(Premiums received $685,674)

PUT OPTIONS WRITTEN — (0.1)%

(450)	SPDR® S&P 500® ETF Trust	(18,901,800)	231.46	09/17/21	(20,010)
	(Premiums received $72,526)
	Total Written Options				(2,753,372)
	(Premiums received $758,200)
	Net Other Assets and Liabilities — (0.1)%				(11,554)
	Net Assets — 100.0%				$16,060,161

(a)	Rate shown reflects yield as of May 31, 2021.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of May 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,481,035 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $3,209,620. The net unrealized depreciation was $1,728,585. The unrealized amounts presented are inclusive of derivative contracts.

FT Cboe Vest U.S. Equity Deep Buffer ETF - September (DSEP)

Portfolio of Investments (Continued)
May 31, 2021 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 5/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$93,971	$93,971	$—	$—
Call Options Purchased	18,652,643	—	18,652,643	—
Put Options Purchased	78,473	—	78,473	—
Total	$18,825,087	$93,971	$18,731,116	$—

LIABILITIES TABLE

	Total Value at 5/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(2,733,362)	$—	$(2,733,362)	$—
Put Options Written	(20,010)	—	(20,010)	—
Total	$(2,753,372)	$—	$(2,753,372)	$—

FT Cboe Vest U.S. Equity Buffer ETF - October (FOCT)

Portfolio of Investments
May 31, 2021 (Unaudited)

Shares	Description				Value

MONEY MARKET FUNDS — 0.6%
339,204	Dreyfus Government Cash Management Fund, Institutional Shares - 0.03% (a)				$339,204
	(Cost $339,204)
	Total Investments — 0.6%				339,204
	(Cost $339,204) (b)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 106.8%
CALL OPTIONS PURCHASED — 105.7%

1,333	SPDR® S&P 500® ETF Trust	$55,991,332	$3.47	10/15/21	55,227,453
	(Cost $44,755,996)

PUT OPTIONS PURCHASED — 1.1%

1,333	SPDR® S&P 500® ETF Trust	55,991,332	347.29	10/15/21	564,102
	(Cost $4,504,039)
	Total Purchased Options				55,791,555
	(Cost $49,260,035)

WRITTEN OPTIONS — (7.3)%
CALL OPTIONS WRITTEN — (6.7)%

(1,333)	SPDR® S&P 500® ETF Trust	(55,991,332)	403.62	10/15/21	(3,533,930)
	(Premiums received $728,496)

PUT OPTIONS WRITTEN — (0.6)%

(1,333)	SPDR® S&P 500® ETF Trust	(55,991,332)	312.56	10/15/21	(316,966)
	(Premiums received $2,872,977)
	Total Written Options				(3,850,896)
	(Premiums received $3,601,473)
	Net Other Assets and Liabilities — (0.1)%				(38,140)
	Net Assets — 100.0%				$52,241,723

(a)	Rate shown reflects yield as of May 31, 2021.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of May 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $13,027,468 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $6,745,371. The net unrealized appreciation was $6,282,097. The unrealized amounts presented are inclusive of derivative contracts.

FT Cboe Vest U.S. Equity Buffer ETF - October (FOCT)

Portfolio of Investments (Continued)
May 31, 2021 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 5/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$339,204	$339,204	$—	$—
Call Options Purchased	55,227,453	—	55,227,453	—
Put Options Purchased	564,102	—	564,102	—
Total	$56,130,759	$339,204	$55,791,555	$—

LIABILITIES TABLE

	Total Value at 5/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(3,533,930)	$—	$(3,533,930)	$—
Put Options Written	(316,966)	—	(316,966)	—
Total	$(3,850,896)	$—	$(3,850,896)	$—

FT Cboe Vest U.S. Equity Deep Buffer ETF - October (DOCT)

Portfolio of Investments
May 31, 2021 (Unaudited)

Shares	Description				Value

MONEY MARKET FUNDS — 0.6%
203,807	Dreyfus Government Cash Management Fund, Institutional Shares - 0.03% (a)				$203,807
	(Cost $203,807)
	Total Investments — 0.6%				203,807
	(Cost $203,807) (b)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 111.9%
CALL OPTIONS PURCHASED — 111.1%

903	SPDR® S&P 500® ETF Trust	$37,929,612	$3.46	10/15/21	37,348,080
	(Cost $30,278,803)

PUT OPTIONS PURCHASED — 0.8%

903	SPDR® S&P 500® ETF Trust	37,929,612	329.93	10/15/21	277,221
	(Cost $2,498,769)
	Total Purchased Options				37,625,301
	(Cost $32,777,572)

WRITTEN OPTIONS — (12.5)%
CALL OPTIONS WRITTEN — (12.3)%

(903)	SPDR® S&P 500® ETF Trust	(37,929,612)	379.73	10/15/21	(4,112,262)
	(Premiums received $1,102,075)

PUT OPTIONS WRITTEN — (0.2)%

(903)	SPDR® S&P 500® ETF Trust	(37,929,612)	243.10	10/15/21	(73,143)
	(Premiums received $690,661)
	Total Written Options				(4,185,405)
	(Premiums received $1,792,736)
	Net Other Assets and Liabilities — (0.0)%				(14,023)
	Net Assets — 100.0%				$33,629,680

(a)	Rate shown reflects yield as of May 31, 2021.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of May 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $7,686,795 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $5,231,735. The net unrealized appreciation was $2,455,060. The unrealized amounts presented are inclusive of derivative contracts.

FT Cboe Vest U.S. Equity Deep Buffer ETF - October (DOCT)

Portfolio of Investments (Continued)
May 31, 2021 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 5/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$203,807	$203,807	$—	$—
Call Options Purchased	37,348,080	—	37,348,080	—
Put Options Purchased	277,221	—	277,221	—
Total	$37,829,108	$203,807	$37,625,301	$—

LIABILITIES TABLE

	Total Value at 5/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(4,112,262)	$—	$(4,112,262)	$—
Put Options Written	(73,143)	—	(73,143)	—
Total	$(4,185,405)	$—	$(4,185,405)	$—

FT Cboe Vest U.S. Equity Buffer ETF - November (FNOV)

Portfolio of Investments
May 31, 2021 (Unaudited)

Shares	Description				Value

MONEY MARKET FUNDS — 0.7%
1,546,626	Dreyfus Government Cash Management Fund, Institutional Shares - 0.03% (a)				$1,546,626
	(Cost $1,546,626)
	Total Investments — 0.7%				1,546,626
	(Cost $1,546,626) (b)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 107.6%
CALL OPTIONS PURCHASED — 106.0%

5,520	SPDR® S&P 500® ETF Trust	$231,862,080	$3.55	11/19/21	228,779,766
	(Cost $195,638,066)

PUT OPTIONS PURCHASED — 1.6%

5,520	SPDR® S&P 500® ETF Trust	231,862,080	355.33	11/19/21	3,531,921
	(Cost $15,520,259)
	Total Purchased Options				232,311,687
	(Cost $211,158,325)

WRITTEN OPTIONS — (8.2)%
CALL OPTIONS WRITTEN — (7.3)%

(5,520)	SPDR® S&P 500® ETF Trust	(231,862,080)	404.08	11/19/21	(15,831,919)
	(Premiums received $5,204,911)

PUT OPTIONS WRITTEN — (0.9)%

(5,520)	SPDR® S&P 500® ETF Trust	(231,862,080)	319.80	11/19/21	(2,064,003)
	(Premiums received $9,735,173)
	Total Written Options				(17,895,922)
	(Premiums received $14,940,084)
	Net Other Assets and Liabilities — (0.1)%				(153,761)
	Net Assets — 100.0%				$215,808,630

(a)	Rate shown reflects yield as of May 31, 2021.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of May 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $40,812,870 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $22,615,346. The net unrealized appreciation was $18,197,524. The unrealized amounts presented are inclusive of derivative contracts.

FT Cboe Vest U.S. Equity Buffer ETF - November (FNOV)

Portfolio of Investments (Continued)
May 31, 2021 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 5/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,546,626	$1,546,626	$—	$—
Call Options Purchased	228,779,766	—	228,779,766	—
Put Options Purchased	3,531,921	—	3,531,921	—
Total	$233,858,313	$1,546,626	$232,311,687	$—

LIABILITIES TABLE

	Total Value at 5/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(15,831,919)	$—	$(15,831,919)	$—
Put Options Written	(2,064,003)	—	(2,064,003)	—
Total	$(17,895,922)	$—	$(17,895,922)	$—

FT Cboe Vest U.S. Equity Deep Buffer ETF - November (DNOV)

Portfolio of Investments
May 31, 2021 (Unaudited)

Shares	Description				Value

MONEY MARKET FUNDS — 0.7%
731,451	Dreyfus Government Cash Management Fund, Institutional Shares - 0.03% (a)				$731,451
	(Cost $731,451)
	Total Investments — 0.7%				731,451
	(Cost $731,451) (b)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 111.8%
CALL OPTIONS PURCHASED — 110.5%

2,907	SPDR® S&P 500® ETF Trust	$122,105,628	$3.54	11/19/21	120,250,962
	(Cost $102,399,666)

PUT OPTIONS PURCHASED — 1.3%

2,907	SPDR® S&P 500® ETF Trust	122,105,628	337.56	11/19/21	1,421,523
	(Cost $6,706,108)
	Total Purchased Options				121,672,485
	(Cost $109,105,774)

WRITTEN OPTIONS — (12.5)%
CALL OPTIONS WRITTEN — (12.2)%

(2,907)	SPDR® S&P 500® ETF Trust	(122,105,628)	382.87	11/19/21	(13,229,757)
	(Premiums received $4,673,605)

PUT OPTIONS WRITTEN — (0.3)%

(2,907)	SPDR® S&P 500® ETF Trust	(122,105,628)	248.73	11/19/21	(345,933)
	(Premiums received $1,782,776)
	Total Written Options				(13,575,690)
	(Premiums received $6,456,381)
	Net Other Assets and Liabilities — (0.0)%				(44,315)
	Net Assets — 100.0%				$108,783,931

(a)	Rate shown reflects yield as of May 31, 2021.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of May 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $19,288,139 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $13,840,737. The net unrealized appreciation was $5,447,402. The unrealized amounts presented are inclusive of derivative contracts.

FT Cboe Vest U.S. Equity Deep Buffer ETF - November (DNOV)

Portfolio of Investments (Continued)
May 31, 2021 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 5/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$731,451	$731,451	$—	$—
Call Options Purchased	120,250,962	—	120,250,962	—
Put Options Purchased	1,421,523	—	1,421,523	—
Total	$122,403,936	$731,451	$121,672,485	$—

LIABILITIES TABLE

	Total Value at 5/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(13,229,757)	$—	$(13,229,757)	$—
Put Options Written	(345,933)	—	(345,933)	—
Total	$(13,575,690)	$—	$(13,575,690)	$—

FT Cboe Vest U.S. Equity Buffer ETF - December (FDEC)

Portfolio of Investments
May 31, 2021 (Unaudited)

Shares	Description				Value

MONEY MARKET FUNDS — 0.8%
412,910	Dreyfus Government Cash Management Fund, Institutional Shares - 0.03% (a)				$412,910
	(Cost $412,910)
	Total Investments — 0.8%				412,910
	(Cost $412,910) (b)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 105.3%
CALL OPTIONS PURCHASED — 103.0%

1,353	SPDR® S&P 500® ETF Trust	$56,831,412	$3.69	12/17/21	55,869,874
	(Cost $49,285,751)

PUT OPTIONS PURCHASED — 2.3%

1,353	SPDR® S&P 500® ETF Trust	56,831,412	369.18	12/17/21	1,252,837
	(Cost $4,050,448)
	Total Purchased Options				57,122,711
	(Cost $53,336,199)

WRITTEN OPTIONS — (6.0)%
CALL OPTIONS WRITTEN — (4.7)%

(1,353)	SPDR® S&P 500® ETF Trust	(56,831,412)	420.87	12/17/21	(2,549,641)
	(Premiums received $1,233,667)

PUT OPTIONS WRITTEN — (1.3)%

(1,353)	SPDR® S&P 500® ETF Trust	(56,831,412)	332.26	12/17/21	(686,286)
	(Premiums received $2,813,402)
	Total Written Options				(3,235,927)
	(Premiums received $4,047,069)
	Net Other Assets and Liabilities — (0.1)%				(39,799)
	Net Assets — 100.0%				$54,259,895

(a)	Rate shown reflects yield as of May 31, 2021.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of May 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $8,711,239 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $4,113,585. The net unrealized appreciation was $4,597,654. The unrealized amounts presented are inclusive of derivative contracts.

FT Cboe Vest U.S. Equity Buffer ETF - December (FDEC)

Portfolio of Investments (Continued)
May 31, 2021 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 5/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$412,910	$412,910	$—	$—
Call Options Purchased	55,869,874	—	55,869,874	—
Put Options Purchased	1,252,837	—	1,252,837	—
Total	$57,535,621	$412,910	$57,122,711	$—

LIABILITIES TABLE

	Total Value at 5/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(2,549,641)	$—	$(2,549,641)	$—
Put Options Written	(686,286)	—	(686,286)	—
Total	$(3,235,927)	$—	$(3,235,927)	$—

FT Cboe Vest U.S. Equity Deep Buffer ETF - December (DDEC)

Portfolio of Investments
May 31, 2021 (Unaudited)

Shares	Description				Value

MONEY MARKET FUNDS — 0.8%
363,726	Dreyfus Government Cash Management Fund, Institutional Shares - 0.03% (a)				$363,726
	(Cost $363,726)
	Total Investments — 0.8%				363,726
	(Cost $363,726) (b)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 108.4%
CALL OPTIONS PURCHASED — 106.6%

1,230	SPDR® S&P 500® ETF Trust	$51,664,920	$3.68	12/17/21	50,792,023
	(Cost $44,759,236)

PUT OPTIONS PURCHASED — 1.8%

1,230	SPDR® S&P 500® ETF Trust	51,664,920	350.72	12/17/21	840,083
	(Cost $3,015,227)
	Total Purchased Options				51,632,106
	(Cost $47,774,463)

WRITTEN OPTIONS — (9.1)%
CALL OPTIONS WRITTEN — (8.7)%

(1,230)	SPDR® S&P 500® ETF Trust	(51,664,920)	398.71	12/17/21	(4,115,751)
	(Premiums received $1,847,376)

PUT OPTIONS WRITTEN — (0.4)%

(1,230)	SPDR® S&P 500® ETF Trust	(51,664,920)	258.43	12/17/21	(194,893)
	(Premiums received $860,529)
	Total Written Options				(4,310,644)
	(Premiums received $2,707,905)
	Net Other Assets and Liabilities — (0.1)%				(34,915)
	Net Assets — 100.0%				$47,650,273

(a)	Rate shown reflects yield as of May 31, 2021.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of May 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $6,698,423 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $4,443,519. The net unrealized appreciation was $2,254,904. The unrealized amounts presented are inclusive of derivative contracts.

FT Cboe Vest U.S. Equity Deep Buffer ETF - December (DDEC)

Portfolio of Investments (Continued)
May 31, 2021 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 5/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$363,726	$363,726	$—	$—
Call Options Purchased	50,792,023	—	50,792,023	—
Put Options Purchased	840,083	—	840,083	—
Total	$51,995,832	$363,726	$51,632,106	$—

LIABILITIES TABLE

	Total Value at 5/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(4,115,751)	$—	$(4,115,751)	$—
Put Options Written	(194,893)	—	(194,893)	—
Total	$(4,310,644)	$—	$(4,310,644)	$—

FT Cboe Vest Fund of Buffer ETFs (BUFR)

Portfolio of Investments
May 31, 2021 (Unaudited)

Shares	Description	Value

	Exchange-Traded Funds — 100.0%
	Capital Markets — 100.0%
1,361,957	FT Cboe Vest U.S. Equity Buffer ETF - February (a) (b)	$48,837,599
1,317,023	FT Cboe Vest U.S. Equity Buffer ETF - May (a) (b)	47,035,633
1,302,471	FT Cboe Vest U.S. Equity Buffer ETF - August (a) (b)	47,787,661
1,284,935	FT Cboe Vest U.S. Equity Buffer ETF - November (a) (b)	48,096,016
	Total Exchange-Traded Funds — 100.0%	191,756,909
	(Cost $182,237,839)

	Money Market Funds — 0.0%
5,375	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (c)	5,375
	(Cost $5,375)

	Total Investments — 100.0%	191,762,284
	(Cost $182,243,214) (d)
	Net Other Assets and Liabilities — (0.0)%	(30,578)
	Net Assets — 100.0%	$191,731,706

(a)	Investment in an affiliated fund.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of May 31, 2021.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of May 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $9,519,070 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $0. The net unrealized appreciation was $9,519,070.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of May 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$191,756,909	$—	$—
Money Market Funds	5,375	—	—
Total Investments	$191,762,284	$—	$—

* See Portfolio of Investments for industry breakout.

FT Cboe Vest Fund of Buffer ETFs (BUFR)

Portfolio of Investments (Continued)
May 31, 2021 (Unaudited)

Affiliated Transactions
Amounts relating to these investments in affiliated funds at May 31, 2021, and for fiscal year-to-date period (September 1, 2020 to May 31, 2021) are as follows:

Security Name	Shares at 5/31/2021	Value at 8/31/2020	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 5/31/2021	Dividend Income
FT Cboe Vest U.S. Equity Buffer ETF - February	1,361,957	$1,537,359	$44,803,999	$(667,560)	$3,123,181	$40,620	$48,837,599	$—
FT Cboe Vest U.S. Equity Buffer ETF - May	1,317,023	1,516,012	44,593,091	(548,957)	1,448,469	27,018	47,035,633	—
FT Cboe Vest U.S. Equity Buffer ETF - August	1,302,471	1,542,042	44,530,834	(626,470)	2,297,614	43,641	47,787,661	—
FT Cboe Vest U.S. Equity Buffer ETF - November	1,284,935	1,528,468	44,791,275	(865,782)	2,595,030	47,025	48,096,016	—
		$6,123,881	$178,719,199	$(2,708,769)	$9,464,294	$158,304	$191,756,909	$—

FT Cboe Vest Fund of Deep Buffer ETFs (BUFD)

Portfolio of Investments
May 31, 2021 (Unaudited)

Shares	Description	Value

	Exchange-Traded Funds — 100.0%
	Capital Markets — 100.0%
630,410	FT Cboe Vest U.S. Equity Deep Buffer ETF - February (a) (b)	$21,396,115
625,001	FT Cboe Vest U.S. Equity Deep Buffer ETF - May (a) (b)	20,871,909
617,459	FT Cboe Vest U.S. Equity Deep Buffer ETF - August (a) (b)	21,098,574
614,261	FT Cboe Vest U.S. Equity Deep Buffer ETF - November (a) (b)	21,225,666
	Total Exchange-Traded Funds — 100.0%	84,592,264
	(Cost $83,595,580)

	Money Market Funds — 0.0%
1,302	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class -0.01% (c)	1,302
	(Cost $1,302)

	Total Investments — 100.0%	84,593,566
	(Cost $83,596,882) (d)
	Net Other Assets and Liabilities — (0.0)%	(13,017)
	Net Assets — 100.0%	$84,580,549

(a)	Investment in an affiliated fund.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of May 31, 2021.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of May 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $996,684 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $0. The net unrealized appreciation was $996,684.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of May 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$84,592,264	$—	$—
Money Market Funds	1,302	—	—
Total Investments	$84,593,566	$—	$—

* See Portfolio of Investments for industry breakout.

FT Cboe Vest Fund of Deep Buffer ETFs (BUFD)

Portfolio of Investments (Continued)
May 31, 2021 (Unaudited)

Affiliated Transactions
Amounts relating to these investments in affiliated funds at May 31, 2021, and for fiscal year-to-date period (January 20, 2021 to May 31, 2021) are as follows:

Security Name	Shares at 5/31/2021	Value at 1/20/2021	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 5/31/2021	Dividend Income
FT Cboe Vest U.S. Equity Deep Buffer ETF - February	630,410	$—	$21,046,481	$(6,807)	$356,441	$—	$21,396,115	$—
FT Cboe Vest U.S. Equity Deep Buffer ETF - May	625,001	—	20,712,788	(7,813)	166,960	(26)	20,871,909	—
FT Cboe Vest U.S. Equity Deep Buffer ETF - August	617,459	—	20,894,274	(3,733)	208,035	(2)	21,098,574	—
FT Cboe Vest U.S. Equity Deep Buffer ETF - November	614,261	—	20,964,187	(3,769)	265,248	—	21,225,666	—
		$—	$83,617,730	$(22,122)	$996,684	$(28)	$84,592,264	$—

Additional Information

First Trust Exchange-Traded Fund VIII

May 31, 2021 (Unaudited)

Valuation Inputs

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

FT Cboe Vest Growth-100 Buffer ETF - March (QMAR)

Portfolio of Investments
May 31, 2021 (Unaudited)

Shares	Description				Value

MONEY MARKET FUNDS — 1.0%
127,048	Dreyfus Government Cash Management Fund, Institutional Shares - 0.03% (a)				$127,048
	(Cost $127,048)
	Total Investments — 1.0%				127,048
	(Cost $127,048) (b)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 106.2%
CALL OPTIONS PURCHASED — 100.7%

384	Invesco QQQ TrustSM, Series 1	$12,822,912	$3.13	03/18/22	12,702,692
	(Cost $12,115,963)

PUT OPTIONS PURCHASED — 5.5%

384	Invesco QQQ TrustSM, Series 1	12,822,912	313.14	03/18/22	692,492
	(Cost $1,071,793)
	Total Purchased Options				13,395,184
	(Cost $13,187,756)

WRITTEN OPTIONS — (7.1)%
CALL OPTIONS WRITTEN — (3.9)%

(384)	Invesco QQQ TrustSM, Series 1	(12,822,912)	361.71	03/18/22	(495,225)
	(Premiums received $465,959)

PUT OPTIONS WRITTEN — (3.2)%

(384)	Invesco QQQ TrustSM, Series 1	(12,822,912)	281.83	03/18/22	(399,311)
	(Premiums received $655,605)
	Total Written Options				(894,536)
	(Premiums received $1,121,564)
	Net Other Assets and Liabilities — (0.1)%				(9,309)
	Net Assets — 100.0%				$12,618,387

(a)	Rate shown reflects yield as of May 31, 2021.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of May 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $843,023 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $408,567. The net unrealized appreciation was $434,456. The unrealized amounts presented are inclusive of derivative contracts.

FT Cboe Vest Growth-100 Buffer ETF - March (QMAR)

Portfolio of Investments (Continued)
May 31, 2021 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 5/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$127,048	$127,048	$—	$—
Call Options Purchased	12,702,692	—	12,702,692	—
Put Options Purchased	692,492	—	692,492	—
Total	$13,522,232	$127,048	$13,395,184	$—

LIABILITIES TABLE

	Total Value at 5/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(495,225)	$—	$(495,225)	$—
Put Options Written	(399,311)	—	(399,311)	—
Total	$(894,536)	$—	$(894,536)	$—

FT Cboe Vest International Equity Buffer ETF - March (YMAR)

Portfolio of Investments
May 31, 2021 (Unaudited)

Shares	Description				Value

MONEY MARKET FUNDS — 1.1%
46,759	Dreyfus Government Cash Management Fund, Institutional Shares - 0.03% (a)				$46,759
	(Cost $46,759)
	Total Investments — 1.1%				46,759
	(Cost $46,759) (b)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 102.8%
CALL OPTIONS PURCHASED — 98.5%

524	iShares MSCI EAFE ETF	$4,235,492	$0.76	03/18/22	4,138,861
	(Cost $3,925,326)

PUT OPTIONS PURCHASED — 4.3%

524	iShares MSCI EAFE ETF	4,235,492	76.43	03/18/22	180,192
	(Cost $308,285)
	Total Purchased Options				4,319,053
	(Cost $4,233,611)

WRITTEN OPTIONS — (3.8)%
CALL OPTIONS WRITTEN — (1.5)%

(524)	iShares MSCI EAFE ETF	(4,235,492)	87.27	03/18/22	(64,982)
	(Premiums received $68,601)

PUT OPTIONS WRITTEN — (2.3)%

(524)	iShares MSCI EAFE ETF	(4,235,492)	68.79	03/18/22	(96,173)
	(Premiums received $164,231)
	Total Written Options				(161,155)
	(Premiums received $232,832)
	Net Other Assets and Liabilities — (0.1)%				(3,035)
	Net Assets — 100.0%				$4,201,622

(a)	Rate shown reflects yield as of May 31, 2021.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of May 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $285,212 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $128,093. The net unrealized appreciation was $157,119. The unrealized amounts presented are inclusive of derivative contracts.

FT Cboe Vest International Equity Buffer ETF - March (YMAR)

Portfolio of Investments (Continued)
May 31, 2021 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 5/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$46,759	$46,759	$—	$—
Call Options Purchased	4,138,861	—	4,138,861	—
Put Options Purchased	180,192	—	180,192	—
Total	$4,365,812	$46,759	$4,319,053	$—

LIABILITIES TABLE

	Total Value at 5/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(64,982)	$—	$(64,982)	$—
Put Options Written	(96,173)	—	(96,173)	—
Total	$(161,155)	$—	$(161,155)	$—

FT Cboe Vest Growth-100 Buffer ETF - December (QDEC)

Portfolio of Investments
May 31, 2021 (Unaudited)

Shares	Description				Value

MONEY MARKET FUNDS — 0.8%
648,023	Dreyfus Government Cash Management Fund, Institutional Shares - 0.03% (a)				$648,023
	(Cost $648,023)
	Total Investments — 0.8%				648,023
	(Cost $648,023) (b)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 103.8%
CALL OPTIONS PURCHASED — 99.6%

2,592	Invesco QQQ TrustSM, Series 1	$86,554,656	$3.10	12/17/21	85,357,152
	(Cost $81,327,446)

PUT OPTIONS PURCHASED — 4.2%

2,592	Invesco QQQ TrustSM, Series 1	86,554,656	310.06	12/17/21	3,556,224
	(Cost $7,235,476)
	Total Purchased Options				88,913,376
	(Cost $88,562,922)

WRITTEN OPTIONS — (4.5)%
CALL OPTIONS WRITTEN — (2.4)%

(2,592)	Invesco QQQ TrustSM, Series 1	(86,554,656)	362.89	12/17/21	(2,026,944)
	(Premiums received $3,130,217)

PUT OPTIONS WRITTEN — (2.1)%

(2,592)	Invesco QQQ TrustSM, Series 1	(86,554,656)	279.05	12/17/21	(1,759,968)
	(Premiums received $4,610,461)
	Total Written Options				(3,786,912)
	(Premiums received $7,740,678)
	Net Other Assets and Liabilities — (0.1)%				(55,429)
	Net Assets — 100.0%				$85,719,058

(a)	Rate shown reflects yield as of May 31, 2021.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of May 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $7,983,472 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $3,679,252. The net unrealized appreciation was $4,304,220. The unrealized amounts presented are inclusive of derivative contracts.

FT Cboe Vest Growth-100 Buffer ETF - December (QDEC)

Portfolio of Investments (Continued)
May 31, 2021 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 5/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$648,023	$648,023	$—	$—
Call Options Purchased	85,357,152	—	85,357,152	—
Put Options Purchased	3,556,224	—	3,556,224	—
Total	$89,561,399	$648,023	$88,913,376	$—

LIABILITIES TABLE

	Total Value at 5/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(2,026,944)	$—	$(2,026,944)	$—
Put Options Written	(1,759,968)	—	(1,759,968)	—
Total	$(3,786,912)	$—	$(3,786,912)	$—

FT Cboe Vest International Equity Buffer ETF - December (YDEC)

Portfolio of Investments
May 31, 2021 (Unaudited)

Shares	Description				Value

MONEY MARKET FUNDS — 0.9%
84,605	Dreyfus Government Cash Management Fund, Institutional Shares - 0.03% (a)				$84,605
	(Cost $84,605)
	Total Investments — 0.9%				84,605
	(Cost $84,605) (b)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 102.8%
CALL OPTIONS PURCHASED — 100.3%

1,242	iShares MSCI EAFE ETF	$10,039,086	$0.73	12/17/21	9,725,471
	(Cost $8,943,005)

PUT OPTIONS PURCHASED — 2.5%

1,242	iShares MSCI EAFE ETF	10,039,086	72.67	12/17/21	238,739
	(Cost $636,186)
	Total Purchased Options				9,964,210
	(Cost $9,579,191)

WRITTEN OPTIONS — (3.6)%
CALL OPTIONS WRITTEN — (2.4)%

(1,242)	iShares MSCI EAFE ETF	(10,039,086)	82.69	12/17/21	(232,329)
	(Premiums received $152,057)

PUT OPTIONS WRITTEN — (1.2)%

(1,242)	iShares MSCI EAFE ETF	(10,039,086)	65.40	12/17/21	(117,915)
	(Premiums received $352,160)
	Total Written Options				(350,244)
	(Premiums received $504,217)
	Net Other Assets and Liabilities — (0.1)%				(7,336)
	Net Assets — 100.0%				$9,691,235

(a)	Rate shown reflects yield as of May 31, 2021.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of May 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,016,711 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $477,719. The net unrealized appreciation was $538,992. The unrealized amounts presented are inclusive of derivative contracts.

FT Cboe Vest International Equity Buffer ETF - December (YDEC)

Portfolio of Investments (Continued)
May 31, 2021 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 5/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$84,605	$84,605	$—	$—
Call Options Purchased	9,725,471	—	9,725,471	—
Put Options Purchased	238,739	—	238,739	—
Total	$10,048,815	$84,605	$9,964,210	$—

LIABILITIES TABLE

	Total Value at 5/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(232,329)	$—	$(232,329)	$—
Put Options Written	(117,915)	—	(117,915)	—
Total	$(350,244)	$—	$(350,244)	$—

Additional Information

First Trust Exchange-Traded Fund VIII

May 31, 2021 (Unaudited)

Valuation Inputs

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Active Factor Large Cap ETF (AFLG)

Portfolio of Investments
May 31, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.7%
	Aerospace & Defense — 1.6%
126	General Dynamics Corp.	$23,929
180	Huntington Ingalls Industries, Inc.	38,918
108	L3Harris Technologies, Inc.	23,550
18	Lockheed Martin Corp.	6,880
66	Northrop Grumman Corp.	24,147
		117,424

	Air Freight & Logistics — 1.1%
348	Expeditors International of Washington, Inc.	43,740
186	United Parcel Service, Inc., Class B	39,916
		83,656

	Auto Components — 0.5%
792	BorgWarner, Inc.	40,622

	Automobiles — 0.1%
18	Tesla, Inc. (a)	11,254

	Banks — 1.3%
390	Citizens Financial Group, Inc.	19,461
241	JPMorgan Chase & Co.	39,582
781	Wells Fargo & Co.	36,488
85	Zions Bancorp N.A.	4,920
		100,451

	Beverages — 0.2%
173	Monster Beverage Corp. (a)	16,309

	Biotechnology — 1.0%
144	Alexion Pharmaceuticals, Inc. (a)	25,423
36	Amgen, Inc.	8,566
67	Biogen, Inc. (a)	17,921
323	Gilead Sciences, Inc.	21,354
		73,264

	Building Products — 2.5%
662	A.O. Smith Corp.	47,048
72	Fortune Brands Home & Security, Inc.	7,428
700	Johnson Controls International PLC	46,578
30	Lennox International, Inc.	10,498
601	Masco Corp.	36,246
204	Trane Technologies PLC	38,026
		185,824

	Capital Markets — 2.1%
743	Bank of New York Mellon (The) Corp.	38,695
42	BlackRock, Inc.	36,836
210	Blackstone Group (The), Inc.	19,461
745	Franklin Resources, Inc.	25,486
138	Invesco Ltd.	3,937
180	T. Rowe Price Group, Inc.	34,443
		158,858

Shares	Description	Value

	Common Stocks (Continued)
	Chemicals — 1.2%
825	Corteva, Inc.	$37,537
54	Dow, Inc.	3,695
48	DuPont de Nemours, Inc.	4,060
119	Eastman Chemical Co.	14,923
24	PPG Industries, Inc.	4,313
78	Scotts Miracle-Gro (The) Co.	16,955
42	Sherwin-Williams (The) Co.	11,908
		93,391

	Commercial Services & Supplies — 0.2%
363	Rollins, Inc.	12,375

	Communications Equipment — 2.3%
1,150	Cisco Systems, Inc.	60,835
287	F5 Networks, Inc. (a)	53,218
1,405	Juniper Networks, Inc.	36,994
66	Ubiquiti, Inc.	19,900
		170,947

	Construction & Engineering — 1.2%
981	Quanta Services, Inc.	93,538

	Consumer Finance — 0.3%
400	Synchrony Financial	18,964

	Containers & Packaging — 1.0%
168	Avery Dennison Corp.	37,049
640	International Paper Co.	40,384
		77,433

	Distributors — 1.1%
234	Genuine Parts Co.	30,682
732	LKQ Corp. (a)	37,303
42	Pool Corp.	18,335
		86,320

	Diversified Financial Services — 1.4%
324	Berkshire Hathaway, Inc., Class B (a)	93,779
431	Equitable Holdings, Inc.	13,684
		107,463

	Diversified Telecommunication Services — 1.9%
1,868	AT&T, Inc.	54,975
2,252	Lumen Technologies, Inc.	31,168
1,000	Verizon Communications, Inc.	56,490
		142,633

	Electric Utilities — 2.0%
324	Alliant Energy Corp.	18,517
587	Evergy, Inc.	36,388
494	Exelon Corp.	22,289
504	FirstEnergy Corp.	19,107
500	NRG Energy, Inc.	16,075
210	Pinnacle West Capital Corp.	17,762

First Trust Active Factor Large Cap ETF (AFLG)

Portfolio of Investments (Continued)
May 31, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Electric Utilities (Continued)
648	PPL Corp.	$18,863
		149,001

	Electrical Equipment — 0.7%
66	Eaton Corp. PLC	9,586
77	Emerson Electric Co.	7,368
98	Generac Holdings, Inc. (a)	32,215
		49,169

	Electronic Equipment, Instruments & Components — 1.2%
120	CDW Corp.	19,850
84	Keysight Technologies, Inc. (a)	11,960
150	TE Connectivity Ltd.	20,352
78	Zebra Technologies Corp., Class A (a)	38,770
		90,932

	Energy Equipment & Services — 0.0%
144	Baker Hughes Co.	3,514

	Entertainment — 0.8%
371	Activision Blizzard, Inc.	36,080
108	Electronic Arts, Inc.	15,436
24	Roku, Inc. (a)	8,321
		59,837

	Equity Real Estate Investment Trusts — 2.0%
107	Equity Residential	8,287
175	Extra Space Storage, Inc.	26,217
833	Iron Mountain, Inc.	36,269
108	Mid-America Apartment Communities, Inc.	17,355
162	Public Storage	45,762
522	Weyerhaeuser Co.	19,815
		153,705

	Food & Staples Retailing — 1.8%
66	Costco Wholesale Corp.	24,966
1,062	Kroger (The) Co.	39,272
494	Walmart, Inc.	70,163
		134,401

	Food Products — 1.1%
90	Archer-Daniels-Midland Co.	5,988
312	General Mills, Inc.	19,612
275	J.M. Smucker (The) Co.	36,655
234	Tyson Foods, Inc., Class A	18,603
		80,858

	Health Care Equipment & Supplies — 2.7%
246	Abbott Laboratories	28,696
42	ABIOMED, Inc. (a)	11,952
6	Align Technology, Inc. (a)	3,541

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Equipment & Supplies (Continued)
216	Danaher Corp.	$55,326
294	Hologic, Inc. (a)	18,540
65	IDEXX Laboratories, Inc. (a)	36,277
132	West Pharmaceutical Services, Inc.	45,871
		200,203

	Health Care Providers & Services — 3.4%
36	AmerisourceBergen Corp.	4,131
115	Anthem, Inc.	45,795
425	Cardinal Health, Inc.	23,830
192	Centene Corp. (a)	14,131
42	Cigna Corp.	10,872
479	CVS Health Corp.	41,405
24	HCA Healthcare, Inc.	5,155
89	Henry Schein, Inc. (a)	6,768
42	Humana, Inc.	18,383
66	Laboratory Corp. of America Holdings (a)	18,116
24	McKesson Corp.	4,617
18	Molina Healthcare, Inc. (a)	4,524
168	Quest Diagnostics, Inc.	22,120
54	UnitedHealth Group, Inc.	22,244
96	Universal Health Services, Inc., Class B	15,324
		257,415

	Health Care Technology — 0.5%
460	Cerner Corp.	35,995

	Hotels, Restaurants & Leisure — 0.3%
12	Chipotle Mexican Grill, Inc. (a)	16,464
12	Domino’s Pizza, Inc.	5,122
		21,586

	Household Durables — 2.4%
144	D.R. Horton, Inc.	13,722
180	Garmin Ltd.	25,603
222	Lennar Corp., Class A	21,980
114	Mohawk Industries, Inc. (a)	24,018
942	Newell Brands, Inc.	27,026
6	NVR, Inc. (a)	29,323
550	PulteGroup, Inc.	31,784
42	Whirlpool Corp.	9,958
		183,414

	Household Products — 0.3%
228	Colgate-Palmolive Co.	19,102

	Independent Power and Renewable Electricity Producers — 0.2%
137	AES (The) Corp.	3,481
804	Vistra Corp.	13,001
		16,482

First Trust Active Factor Large Cap ETF (AFLG)

Portfolio of Investments (Continued)
May 31, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Industrial Conglomerates — 0.6%
233	3M Co.	$47,308

	Insurance — 4.1%
672	Aflac, Inc.	38,089
461	Allstate (The) Corp.	62,977
84	Aon PLC, Class A	21,283
137	Chubb Ltd.	23,289
312	Cincinnati Financial Corp.	37,974
420	CNA Financial Corp.	20,080
144	Loews Corp.	8,407
365	Progressive (The) Corp.	36,164
36	Prudential Financial, Inc.	3,851
155	Travelers (The) Cos., Inc.	24,753
906	Unum Group	28,059
		304,926

	Interactive Media & Services — 4.1%
96	Alphabet, Inc., Class A (a)	226,258
24	Facebook, Inc., Class A (a)	7,889
87	Match Group, Inc. (a)	12,474
300	Pinterest, Inc., Class A (a)	19,590
384	Snap, Inc., Class A (a)	23,854
133	Zillow Group, Inc., Class C (a)	15,604
		305,669

	Internet & Direct Marketing Retail — 3.1%
48	Amazon.com, Inc. (a)	154,707
66	Chewy, Inc., Class A (a)	4,859
833	eBay, Inc.	50,713
84	Etsy, Inc. (a)	13,837
18	Wayfair, Inc., Class A (a)	5,518
		229,634

	IT Services — 4.3%
185	Accenture PLC, Class A	52,200
502	Cognizant Technology Solutions Corp., Class A	35,923
36	EPAM Systems, Inc. (a)	17,194
84	Gartner, Inc. (a)	19,474
347	International Business Machines Corp.	49,878
125	Jack Henry & Associates, Inc.	19,269
36	MongoDB, Inc. (a)	10,510
66	Okta, Inc. (a)	14,681
60	Paychex, Inc.	6,068
162	PayPal Holdings, Inc. (a)	42,123
73	Square, Inc., Class A (a)	16,244
1,495	Western Union (The) Co.	36,583
		320,147

	Leisure Products — 0.1%
90	Peloton Interactive, Inc., Class A (a)	9,928

Shares	Description	Value

	Common Stocks (Continued)
	Life Sciences Tools & Services — 1.7%
312	Agilent Technologies, Inc.	$43,097
12	Bio-Techne Corp.	4,966
12	Illumina, Inc. (a)	4,868
9	Mettler-Toledo International, Inc. (a)	11,709
162	PerkinElmer, Inc.	23,501
30	Thermo Fisher Scientific, Inc.	14,085
78	Waters Corp. (a)	25,135
		127,361

	Machinery — 3.1%
221	Caterpillar, Inc.	53,279
203	Cummins, Inc.	52,228
145	Deere & Co.	52,359
150	Fortive Corp.	10,878
180	Graco, Inc.	13,630
48	Otis Worldwide Corp.	3,760
354	Pentair PLC	24,415
60	Snap-on, Inc.	15,277
36	Xylem, Inc.	4,252
		230,078

	Media — 2.9%
846	Comcast Corp., Class A	48,510
1,007	Discovery, Inc., Class A (a)	32,335
336	DISH Network Corp., Class A (a)	14,623
985	Fox Corp., Class A	36,790
564	Interpublic Group of Cos. (The), Inc.	19,001
1,774	News Corp., Class A	47,880
151	Omnicom Group, Inc.	12,418
246	ViacomCBS, Inc., Class B	10,435
		221,992

	Metals & Mining — 1.9%
620	Arconic Corp. (a)	22,425
552	Newmont Corp.	40,561
496	Nucor Corp.	50,860
462	Southern Copper Corp.	32,220
		146,066

	Multiline Retail — 2.2%
96	Dollar General Corp.	19,484
293	Dollar Tree, Inc. (a)	28,568
378	Kohl’s Corp.	20,975
442	Target Corp.	100,299
		169,326

	Multi-Utilities — 0.7%
457	Consolidated Edison, Inc.	35,299
269	Public Service Enterprise Group, Inc.	16,710
		52,009

	Oil, Gas & Consumable Fuels — 2.5%
1,032	Cabot Oil & Gas Corp.	16,925

First Trust Active Factor Large Cap ETF (AFLG)

Portfolio of Investments (Continued)
May 31, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Oil, Gas & Consumable Fuels (Continued)
210	Cheniere Energy, Inc. (a)	$17,829
299	Chevron Corp.	31,033
234	Devon Energy Corp.	6,215
300	EOG Resources, Inc.	24,102
848	Exxon Mobil Corp.	49,498
1,062	Kinder Morgan, Inc.	19,477
744	Williams (The) Cos., Inc.	19,597
		184,676

	Personal Products — 0.5%
133	Estee Lauder (The) Cos., Inc., Class A	40,767

	Pharmaceuticals — 2.0%
139	Bristol-Myers Squibb Co.	9,135
173	Eli Lilly and Co.	34,555
483	Johnson & Johnson	81,748
321	Merck & Co., Inc.	24,361
		149,799

	Professional Services — 1.1%
387	Booz Allen Hamilton Holding Corp.	32,868
150	Leidos Holdings, Inc.	15,412
138	Nielsen Holdings PLC	3,755
338	Robert Half International, Inc.	30,011
		82,046

	Real Estate Management & Development — 0.5%
442	CBRE Group, Inc., Class A (a)	38,799

	Road & Rail — 0.3%
94	Old Dominion Freight Line, Inc.	24,952

	Semiconductors & Semiconductor Equipment — 4.0%
402	Applied Materials, Inc.	55,528
24	Enphase Energy, Inc. (a)	3,433
1,091	Intel Corp.	62,318
60	KLA Corp.	19,013
43	Lam Research Corp.	27,944
84	Qorvo, Inc. (a)	15,349
162	QUALCOMM, Inc.	21,795
90	Skyworks Solutions, Inc.	15,300
126	Teradyne, Inc.	16,676
341	Texas Instruments, Inc.	64,729
		302,085

	Software — 7.0%
60	Adobe, Inc. (a)	30,275
18	Autodesk, Inc. (a)	5,146
156	Cadence Design Systems, Inc. (a)	19,810
138	Citrix Systems, Inc.	15,864
42	HubSpot, Inc. (a)	21,184
54	Intuit, Inc.	23,711
1,002	Microsoft Corp.	250,179

Shares	Description	Value

	Common Stocks (Continued)
	Software (Continued)
1,012	Oracle Corp.	$79,685
36	Palo Alto Networks, Inc. (a)	13,077
30	PTC, Inc. (a)	4,024
450	SS&C Technologies Holdings, Inc.	33,242
107	Synopsys, Inc. (a)	27,214
30	Zendesk, Inc. (a)	4,100
		527,511

	Specialty Retail — 3.8%
78	Advance Auto Parts, Inc.	14,799
30	AutoZone, Inc. (a)	42,198
265	Best Buy Co., Inc.	30,803
114	Gap (The), Inc.	3,813
59	Home Depot (The), Inc.	18,816
222	L Brands, Inc. (a)	15,511
390	Lowe’s Cos., Inc.	75,984
48	O’Reilly Automotive, Inc. (a)	25,686
318	Tractor Supply Co.	57,781
		285,391

	Technology Hardware, Storage & Peripherals — 6.5%
2,123	Apple, Inc.	264,547
180	Dell Technologies, Inc., Class C (a)	17,755
2,082	HP, Inc.	60,857
566	NetApp, Inc.	43,791
758	Seagate Technology Holdings PLC	72,579
1,178	Xerox Holdings Corp.	27,624
		487,153

	Textiles, Apparel & Luxury Goods — 0.6%
198	NIKE, Inc., Class B	27,019
72	Ralph Lauren Corp. (a)	8,934
168	Tapestry, Inc. (a)	7,542
168	Under Armour, Inc., Class A (a)	3,793
		47,288

	Tobacco — 1.5%
1,003	Altria Group, Inc.	49,367
632	Philip Morris International, Inc.	60,944
		110,311

	Trading Companies & Distributors — 0.2%
83	Fastenal Co.	4,402
24	W.W. Grainger, Inc.	11,092
		15,494
	Total Common Stocks — 99.7%	7,507,056
	(Cost $7,014,746)

First Trust Active Factor Large Cap ETF (AFLG)

Portfolio of Investments (Continued)
May 31, 2021 (Unaudited)

Shares	Description	Value

	Money Market Funds — 0.2%
10,835	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (b)	$10,835
	(Cost $10,835)

	Total Investments — 99.9%	7,517,891
	(Cost $7,025,581) (c)
	Net Other Assets and Liabilities — 0.1%	8,574
	Net Assets — 100.0%	$7,526,465

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of May 31, 2021.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of May 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $535,159 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $42,849. The net unrealized appreciation was $492,310.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of May 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$7,507,056	$—	$—
Money Market Funds	10,835	—	—
Total Investments	$7,517,891	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Active Factor Mid Cap ETF (AFMC)

Portfolio of Investments
May 31, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.7%
	Aerospace & Defense — 0.5%
28	Huntington Ingalls Industries, Inc.	$6,054

	Banks — 3.8%
168	Associated Banc-Corp.	3,862
55	East West Bancorp, Inc.	4,113
270	F.N.B. Corp.	3,621
9	First Citizens BancShares, Inc., Class A	7,745
76	Hancock Whitney Corp.	3,763
85	PacWest Bancorp	3,839
118	Popular, Inc.	9,630
211	Umpqua Holdings Corp.	4,026
85	Webster Financial Corp.	4,818
59	Zions Bancorp N.A.	3,415
		48,832

	Beverages — 0.6%
4	Boston Beer (The) Co., Inc., Class A (a)	4,232
52	Molson Coors Beverage Co., Class B (a)	3,033
		7,265

	Biotechnology — 1.5%
23	Blueprint Medicines Corp. (a)	2,101
47	Emergent BioSolutions, Inc. (a)	2,850
46	Exelixis, Inc. (a)	1,037
131	Halozyme Therapeutics, Inc. (a)	5,425
5	Natera, Inc. (a)	471
40	United Therapeutics Corp. (a)	7,436
		19,320

	Building Products — 1.7%
10	A.O. Smith Corp.	711
58	Advanced Drainage Systems, Inc.	6,578
5	Lennox International, Inc.	1,750
89	Owens Corning	9,492
43	UFP Industries, Inc.	3,419
		21,950

	Capital Markets — 3.2%
50	Affiliated Managers Group, Inc.	8,200
55	Evercore, Inc., Class A	8,022
110	Franklin Resources, Inc.	3,763
123	Janus Henderson Group PLC	4,737
352	Jefferies Financial Group, Inc.	11,310
5	LPL Financial Holdings, Inc.	739
19	Morningstar, Inc.	4,484
		41,255

	Chemicals — 1.2%
150	Element Solutions, Inc.	3,509
25	Scotts Miracle-Gro (The) Co.	5,434
71	Sensient Technologies Corp.	6,159
		15,102

Shares	Description	Value

	Common Stocks (Continued)
	Commercial Services & Supplies — 1.4%
352	CoreCivic, Inc. (a)	$2,756
18	Deluxe Corp.	820
117	Herman Miller, Inc.	5,593
133	HNI Corp.	6,068
26	Tetra Tech, Inc.	3,106
		18,343

	Communications Equipment — 2.4%
191	Ciena Corp. (a)	10,098
171	EchoStar Corp., Class A (a)	4,530
17	F5 Networks, Inc. (a)	3,152
130	Juniper Networks, Inc.	3,423
40	Lumentum Holdings, Inc. (a)	3,255
191	NetScout Systems, Inc. (a)	5,615
		30,073

	Construction & Engineering — 3.2%
32	Dycom Industries, Inc. (a)	2,398
74	EMCOR Group, Inc.	9,332
85	MasTec, Inc. (a)	9,888
120	Quanta Services, Inc.	11,442
30	Valmont Industries, Inc.	7,440
		40,500

	Consumer Finance — 1.3%
150	Navient Corp.	2,740
39	OneMain Holdings, Inc.	2,256
15	PROG Holdings, Inc.	791
549	SLM Corp.	11,117
		16,904

	Containers & Packaging — 0.2%
20	Packaging Corp. of America	2,973

	Distributors — 0.2%
7	Pool Corp.	3,056

	Diversified Consumer Services — 1.7%
175	Adtalem Global Education, Inc. (a)	6,366
14	Graham Holdings Co., Class B	9,276
138	H&R Block, Inc.	3,425
29	Strategic Education, Inc.	2,054
14	Terminix Global Holdings, Inc. (a)	691
		21,812

	Diversified Financial Services — 0.5%
97	Equitable Holdings, Inc.	3,080
46	Voya Financial, Inc.	3,014
		6,094

First Trust Active Factor Mid Cap ETF (AFMC)

Portfolio of Investments (Continued)
May 31, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Diversified Telecommunication Services — 0.4%
402	Lumen Technologies, Inc.	$5,564

	Electric Utilities — 0.5%
27	Hawaiian Electric Industries, Inc.	1,163
74	NRG Energy, Inc.	2,379
61	Portland General Electric Co.	2,924
		6,466

	Electrical Equipment — 2.3%
44	Acuity Brands, Inc.	8,173
53	Generac Holdings, Inc. (a)	17,422
58	GrafTech International Ltd.	770
24	Regal Beloit Corp.	3,414
		29,779

	Electronic Equipment, Instruments & Components — 3.8%
108	Arrow Electronics, Inc. (a)	12,995
97	Avnet, Inc.	4,274
83	SYNNEX Corp.	10,508
44	Trimble, Inc. (a)	3,423
286	Vishay Intertechnology, Inc.	6,884
20	Zebra Technologies Corp., Class A (a)	9,941
		48,025

	Energy Equipment & Services — 0.4%
83	Helmerich & Payne, Inc.	2,345
331	Patterson-UTI Energy, Inc.	2,770
		5,115

	Equity Real Estate Investment Trusts — 5.9%
87	American Homes 4 Rent, Class A	3,312
180	Brixmor Property Group, Inc.	4,088
9	CoreSite Realty Corp.	1,091
190	Cousins Properties, Inc.	7,047
152	CubeSmart	6,656
33	First Industrial Realty Trust, Inc.	1,671
648	GEO Group (The), Inc.	3,363
157	Highwoods Properties, Inc.	7,172
12	Innovative Industrial Properties, Inc.	2,163
152	Iron Mountain, Inc.	6,618
58	Kilroy Realty Corp.	4,072
45	Life Storage, Inc.	4,475
322	Park Hotels & Resorts, Inc. (a)	6,694
129	PotlatchDeltic Corp.	7,766
339	Sabra Health Care REIT, Inc.	5,922
145	Urban Edge Properties	2,806
		74,916

	Food & Staples Retailing — 1.0%
138	BJ’s Wholesale Club Holdings, Inc. (a)	6,181

Shares	Description	Value

	Common Stocks (Continued)
	Food & Staples Retailing (Continued)
265	Sprouts Farmers Market, Inc. (a)	$7,049
		13,230

	Food Products — 1.2%
76	Darling Ingredients, Inc. (a)	5,203
26	Flowers Foods, Inc.	626
90	Hain Celestial Group (The), Inc. (a)	3,669
38	Ingredion, Inc.	3,607
52	TreeHouse Foods, Inc. (a)	2,533
		15,638

	Gas Utilities — 1.2%
330	UGI Corp.	15,196

	Health Care Equipment & Supplies — 3.0%
2	ABIOMED, Inc. (a)	569
12	Avanos Medical, Inc. (a)	481
39	DENTSPLY SIRONA, Inc.	2,610
119	Envista Holdings Corp. (a)	5,193
53	Globus Medical, Inc., Class A (a)	3,819
33	Haemonetics Corp. (a)	1,863
18	Hill-Rom Holdings, Inc.	2,003
32	ICU Medical, Inc. (a)	6,658
7	Masimo Corp. (a)	1,509
4	Nevro Corp. (a)	603
10	Penumbra, Inc. (a)	2,491
11	Quidel Corp. (a)	1,300
30	STAAR Surgical Co. (a)	4,381
12	West Pharmaceutical Services, Inc.	4,170
		37,650

	Health Care Providers & Services — 4.3%
16	Amedisys, Inc. (a)	4,134
52	AMN Healthcare Services, Inc. (a)	4,612
5	Chemed Corp.	2,457
23	DaVita, Inc. (a)	2,762
45	Henry Schein, Inc. (a)	3,422
23	LHC Group, Inc. (a)	4,527
49	Molina Healthcare, Inc. (a)	12,317
37	Patterson Cos., Inc.	1,204
155	Premier, Inc., Class A	5,115
52	Progyny, Inc. (a)	3,330
87	R1 RCM, Inc. (a)	2,014
50	Tenet Healthcare Corp. (a)	3,345
36	Universal Health Services, Inc., Class B	5,747
		54,986

	Health Care Technology — 0.8%
108	Inovalon Holdings, Inc., Class A (a)	3,387
15	Inspire Medical Systems, Inc. (a)	2,914

First Trust Active Factor Mid Cap ETF (AFMC)

Portfolio of Investments (Continued)
May 31, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Technology (Continued)
29	Omnicell, Inc. (a)	$4,031
		10,332

	Hotels, Restaurants & Leisure — 0.2%
21	Papa John’s International, Inc.	1,973

	Household Durables — 2.8%
57	KB Home	2,668
44	Meritage Homes Corp. (a)	4,737
20	Mohawk Industries, Inc. (a)	4,214
117	Newell Brands, Inc.	3,357
108	PulteGroup, Inc.	6,241
37	Toll Brothers, Inc.	2,414
13	TopBuild Corp. (a)	2,575
238	Tri Pointe Homes, Inc. (a)	5,741
15	Whirlpool Corp.	3,556
		35,503

	Independent Power and Renewable Electricity Producers — 0.2%
122	Vistra Corp.	1,973

	Insurance — 6.1%
100	American Financial Group, Inc.	13,306
11	Assurant, Inc.	1,773
197	CNA Financial Corp.	9,419
369	CNO Financial Group, Inc.	9,801
10	Erie Indemnity Co., Class A	2,011
67	Fidelity National Financial, Inc.	3,148
46	First American Financial Corp.	2,958
11	Hanover Insurance Group (The), Inc.	1,534
186	Mercury General Corp.	11,830
507	Old Republic International Corp.	13,314
32	RLI Corp.	3,375
169	Unum Group	5,234
		77,703

	Interactive Media & Services — 0.2%
84	Angi, Inc. (a)	1,191
39	TripAdvisor, Inc. (a)	1,695
		2,886

	Internet & Direct Marketing Retail — 1.0%
39	Etsy, Inc. (a)	6,424
23	Overstock.com, Inc. (a)	1,965
239	Qurate Retail, Inc., Series A	3,258
27	Stitch Fix, Inc., Class A (a)	1,443
		13,090

	IT Services — 1.1%
20	Concentrix Corp. (a)	3,054
23	Genpact Ltd.	1,052
27	LiveRamp Holdings, Inc. (a)	1,357
49	MAXIMUS, Inc.	4,541

Shares	Description	Value

	Common Stocks (Continued)
	IT Services (Continued)
32	TTEC Holdings, Inc.	$3,469
47	Western Union (The) Co.	1,150
		14,623

	Leisure Products — 2.5%
107	Brunswick Corp.	10,939
409	Mattel, Inc. (a)	8,675
31	Polaris, Inc.	4,068
91	YETI Holdings, Inc. (a)	7,971
		31,653

	Life Sciences Tools & Services — 1.7%
10	Bio-Rad Laboratories, Inc., Class A (a)	6,024
11	Bio-Techne Corp.	4,552
10	Bruker Corp.	695
16	Charles River Laboratories International, Inc. (a)	5,408
22	Medpace Holdings, Inc. (a)	3,675
48	Pacific Biosciences of California, Inc. (a)	1,298
		21,652

	Machinery — 4.6%
128	AGCO Corp.	17,711
11	Chart Industries, Inc. (a)	1,605
8	Crane Co.	764
8	Lincoln Electric Holdings, Inc.	1,029
105	Oshkosh Corp.	13,801
28	Snap-on, Inc.	7,129
138	Terex Corp.	7,227
71	Toro (The) Co.	7,888
6	Watts Water Technologies, Inc., Class A	816
		57,970

	Media — 2.9%
189	AMC Networks, Inc., Class A (a)	10,146
100	Interpublic Group of Cos. (The), Inc.	3,369
114	John Wiley & Sons, Inc., Class A	7,225
44	New York Times (The) Co., Class A	1,884
262	News Corp., Class A	7,071
20	Nexstar Media Group, Inc., Class A	3,038
186	TEGNA, Inc.	3,607
		36,340

	Metals & Mining — 2.6%
62	Alcoa Corp. (a)	2,459
376	Commercial Metals Co.	11,833
71	Reliance Steel & Aluminum Co.	11,933
107	Worthington Industries, Inc.	7,102
		33,327

First Trust Active Factor Mid Cap ETF (AFMC)

Portfolio of Investments (Continued)
May 31, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Multiline Retail — 0.4%
12	Dillard’s, Inc., Class A	$1,583
73	Kohl’s Corp.	4,051
		5,634

	Multi-Utilities — 0.8%
293	MDU Resources Group, Inc.	9,862

	Oil, Gas & Consumable Fuels — 1.4%
304	Antero Midstream Corp.	2,918
110	Cimarex Energy Co.	7,453
90	Targa Resources Corp.	3,497
141	World Fuel Services Corp.	4,333
		18,201

	Paper & Forest Products — 1.7%
89	Domtar Corp. (a)	4,827
245	Louisiana-Pacific Corp.	16,466
		21,293

	Personal Products — 0.8%
71	Edgewell Personal Care Co.	3,222
122	Nu Skin Enterprises, Inc., Class A	7,339
		10,561

	Pharmaceuticals — 1.2%
47	Jazz Pharmaceuticals PLC (a)	8,372
131	Prestige Consumer Healthcare, Inc. (a)	6,533
		14,905

	Professional Services — 2.5%
35	ASGN, Inc. (a)	3,608
19	CACI International, Inc., Class A (a)	4,844
30	Exponent, Inc.	2,737
7	FTI Consulting, Inc. (a)	963
79	ManpowerGroup, Inc.	9,558
32	Robert Half International, Inc.	2,841
69	TriNet Group, Inc. (a)	5,199
37	Upwork, Inc. (a)	1,742
		31,492

	Real Estate Management & Development — 1.3%
29	eXp World Holdings, Inc. (a)	935
67	Jones Lang LaSalle, Inc. (a)	13,551
34	Redfin Corp. (a)	2,007
		16,493

	Road & Rail — 1.5%
78	Knight-Swift Transportation Holdings, Inc.	3,723
11	Landstar System, Inc.	1,875
43	Ryder System, Inc.	3,517
12	Saia, Inc. (a)	2,762
227	Schneider National, Inc., Class B	5,559

Shares	Description	Value

	Common Stocks (Continued)
	Road & Rail (Continued)
40	Werner Enterprises, Inc.	$1,920
		19,356

	Semiconductors & Semiconductor Equipment — 1.0%
47	Cirrus Logic, Inc. (a)	3,669
9	Enphase Energy, Inc. (a)	1,287
122	Lattice Semiconductor Corp. (a)	6,475
40	SunPower Corp. (a)	936
		12,367

	Software — 3.5%
27	Alarm.com Holdings, Inc. (a)	2,211
20	Altair Engineering, Inc., Class A (a)	1,347
8	Appian Corp. (a)	724
16	CDK Global, Inc.	837
61	CommVault Systems, Inc. (a)	4,646
47	Digital Turbine, Inc. (a)	3,110
22	Dolby Laboratories, Inc., Class A	2,146
54	InterDigital, Inc.	4,362
71	J2 Global, Inc. (a)	8,842
42	Manhattan Associates, Inc. (a)	5,711
13	PTC, Inc. (a)	1,744
31	Sailpoint Technologies Holdings, Inc. (a)	1,442
96	Teradata Corp. (a)	4,596
2	Tyler Technologies, Inc. (a)	806
15	Varonis Systems, Inc. (a)	725
20	Workiva, Inc. (a)	1,898
		45,147

	Specialty Retail — 4.6%
101	Aaron’s (The) Co., Inc.	3,633
102	American Eagle Outfitters, Inc.	3,614
123	AutoNation, Inc. (a)	12,562
118	Dick’s Sporting Goods, Inc.	11,508
126	Foot Locker, Inc.	7,974
38	L Brands, Inc. (a)	2,655
10	Lithia Motors, Inc., Class A	3,520
49	Murphy USA, Inc.	6,606
8	Penske Automotive Group, Inc.	685
31	Williams-Sonoma, Inc.	5,256
		58,013

	Technology Hardware, Storage & Peripherals — 1.1%
57	3D Systems Corp. (a)	1,676
85	NetApp, Inc.	6,577
256	Xerox Holdings Corp.	6,003
		14,256

	Textiles, Apparel & Luxury Goods — 2.5%
67	Carter’s, Inc.	6,850
62	Crocs, Inc. (a)	6,277

First Trust Active Factor Mid Cap ETF (AFMC)

Portfolio of Investments (Continued)
May 31, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Textiles, Apparel & Luxury Goods (Continued)
24	Deckers Outdoor Corp. (a)	$8,051
69	Hanesbrands, Inc.	1,348
121	Levi Strauss & Co., Class A	3,238
71	Tapestry, Inc. (a)	3,187
119	Under Armour, Inc., Class A (a)	2,687
		31,638

	Thrifts & Mortgage Finance — 0.6%
201	MGIC Investment Corp.	2,959
61	New York Community Bancorp, Inc.	730
24	PennyMac Financial Services, Inc.	1,503
98	Radian Group, Inc.	2,288
		7,480

	Trading Companies & Distributors — 0.7%
36	MSC Industrial Direct Co., Inc., Class A	3,399
18	Watsco, Inc.	5,245
		8,644
	Total Common Stocks — 99.7%	1,270,465
	(Cost $1,181,551)

	Money Market Funds — 0.2%
2,533	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class 0.01% (b)	2,533
	(Cost $2,533)

	Total Investments — 99.9%	1,272,998
	(Cost $1,184,084) (c)
	Net Other Assets and Liabilities — 0.1%	1,120
	Net Assets — 100.0%	$1,274,118

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of May 31, 2021.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of May 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $115,678 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $26,764. The net unrealized appreciation was $88,914.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of May 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,270,465	$—	$—
Money Market Funds	2,533	—	—
Total Investments	$1,272,998	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Active Factor Small Cap ETF (AFSM)

Portfolio of Investments
May 31, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Air Freight & Logistics — 0.3%
47	Hub Group, Inc., Class A (a)	$3,281

	Auto Components — 1.3%
50	Gentherm, Inc. (a)	3,627
73	Standard Motor Products, Inc.	3,286
129	XPEL, Inc. (a) (b)	10,578
		17,491

	Banks — 5.1%
157	Associated Banc-Corp.	3,609
69	Eagle Bancorp, Inc.	3,943
236	F.N.B. Corp.	3,165
127	Hancock Whitney Corp.	6,288
182	Hilltop Holdings, Inc.	6,761
495	Hope Bancorp, Inc.	7,574
74	PacWest Bancorp	3,343
86	Popular, Inc.	7,018
53	ServisFirst Bancshares, Inc.	3,681
3	Silvergate Capital Corp., Class A (a)	334
135	Simmons First National Corp., Class A	4,118
95	Synovus Financial Corp.	4,666
107	Triumph Bancorp, Inc. (a)	8,961
39	UMB Financial Corp.	3,772
		67,233

	Beverages — 0.6%
113	Celsius Holdings, Inc. (a)	7,406

	Biotechnology — 4.3%
85	Anika Therapeutics, Inc. (a)	3,965
165	Avid Bioservices, Inc. (a)	3,511
71	Blueprint Medicines Corp. (a)	6,486
147	Coherus Biosciences, Inc. (a)	1,935
91	Eagle Pharmaceuticals, Inc. (a)	3,605
60	Emergent BioSolutions, Inc. (a)	3,639
55	Enanta Pharmaceuticals, Inc. (a)	2,676
129	Halozyme Therapeutics, Inc. (a)	5,342
96	Ironwood Pharmaceuticals, Inc. (a)	1,111
32	Natera, Inc. (a)	3,013
15	Novavax, Inc. (a)	2,214
43	Sage Therapeutics, Inc. (a)	2,993
374	Vanda Pharmaceuticals, Inc. (a)	6,616
156	Vericel Corp. (a)	8,814
		55,920

	Building Products — 1.2%
11	Advanced Drainage Systems, Inc.	1,248
189	Apogee Enterprises, Inc.	7,184
50	CSW Industrials, Inc.	6,091
10	Gibraltar Industries, Inc. (a)	794
8	UFP Industries, Inc.	636
		15,953

Shares	Description	Value

	Common Stocks (Continued)
	Capital Markets — 2.4%
139	Artisan Partners Asset Management, Inc., Class A	$7,100
49	B. Riley Financial, Inc.	3,608
177	Brightsphere Investment Group, Inc.	3,942
83	Cowen, Inc., Class A	3,264
14	Evercore, Inc., Class A	2,042
42	Hercules Capital, Inc.	713
59	Houlihan Lokey, Inc.	4,419
78	Moelis & Co., Class A	4,188
10	Virtu Financial, Inc., Class A	305
6	Virtus Investment Partners, Inc.	1,687
		31,268

	Chemicals — 0.7%
28	Sensient Technologies Corp.	2,429
111	Trinseo S.A.	7,208
		9,637

	Commercial Services & Supplies — 1.3%
56	ABM Industries, Inc.	2,794
382	CoreCivic, Inc. (a)	2,991
19	Deluxe Corp.	866
14	HNI Corp.	639
20	MSA Safety, Inc.	3,361
206	Steelcase, Inc., Class A	2,981
31	Tetra Tech, Inc.	3,703
		17,335

	Communications Equipment — 2.1%
139	Calix, Inc. (a)	6,159
108	Cambium Networks Corp. (a)	6,233
113	EchoStar Corp., Class A (a)	2,993
142	NETGEAR, Inc. (a)	5,521
241	NetScout Systems, Inc. (a)	7,086
		27,992

	Construction & Engineering — 3.1%
98	Comfort Systems USA, Inc.	8,124
8	Dycom Industries, Inc. (a)	600
66	EMCOR Group, Inc.	8,323
85	MasTec, Inc. (a)	9,888
82	MYR Group, Inc. (a)	7,137
109	Primoris Services Corp.	3,465
151	Sterling Construction Co., Inc. (a)	3,398
		40,935

	Consumer Finance — 0.8%
390	Navient Corp.	7,125
44	Nelnet, Inc., Class A	3,323
		10,448

	Containers & Packaging — 0.2%
143	Ranpak Holdings Corp. (a)	3,157

First Trust Active Factor Small Cap ETF (AFSM)

Portfolio of Investments (Continued)
May 31, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Diversified Consumer Services — 1.3%
93	Adtalem Global Education, Inc. (a)	$3,383
13	Graham Holdings Co., Class B	8,613
36	Laureate Education, Inc., Class A (a)	526
331	Perdoceo Education Corp. (a)	4,035
		16,557

	Electric Utilities — 0.4%
99	Hawaiian Electric Industries, Inc.	4,262
11	Portland General Electric Co.	527
		4,789

	Electrical Equipment — 1.5%
21	Acuity Brands, Inc.	3,901
48	Atkore, Inc. (a)	3,706
42	Encore Wire Corp.	3,452
22	Generac Holdings, Inc. (a)	7,232
48	GrafTech International Ltd.	637
		18,928

	Electronic Equipment, Instruments & Components — 2.9%
9	Badger Meter, Inc.	860
219	Benchmark Electronics, Inc.	6,778
18	CTS Corp.	688
44	Insight Enterprises, Inc. (a)	4,597
146	Methode Electronics, Inc.	7,063
13	OSI Systems, Inc. (a)	1,253
29	PC Connection, Inc.	1,415
64	Plexus Corp. (a)	6,324
32	Sanmina Corp. (a)	1,348
300	Vishay Intertechnology, Inc.	7,221
		37,547

	Energy Equipment & Services — 0.3%
101	Helmerich & Payne, Inc.	2,853
17	Nabors Industries Ltd. (a)	1,592
		4,445

	Equity Real Estate Investment Trusts — 3.5%
269	Brandywine Realty Trust	3,782
63	First Industrial Realty Trust, Inc.	3,190
303	GEO Group (The), Inc.	1,573
46	Gladstone Land Corp.	1,064
104	Industrial Logistics Properties Trust	2,606
17	Innovative Industrial Properties, Inc.	3,064
1	Kite Realty Group Trust	21
10	National Health Investors, Inc.	659
79	National Storage Affiliates Trust	3,642
198	Office Properties Income Trust	5,787
206	Piedmont Office Realty Trust, Inc., Class A	3,809
63	PotlatchDeltic Corp.	3,793

Shares	Description	Value

	Common Stocks (Continued)
	Equity Real Estate Investment Trusts (Continued)
292	RPT Realty	$3,723
212	Sabra Health Care REIT, Inc.	3,704
102	Tanger Factory Outlet Centers, Inc.	1,788
156	UMH Properties, Inc.	3,309
		45,514

	Food & Staples Retailing — 2.1%
78	BJ’s Wholesale Club Holdings, Inc. (a)	3,494
107	Ingles Markets, Inc., Class A	6,628
302	SpartanNash Co.	6,333
123	Sprouts Farmers Market, Inc. (a)	3,272
67	United Natural Foods, Inc. (a)	2,543
114	Weis Markets, Inc.	5,800
		28,070

	Food Products — 0.9%
95	B&G Foods, Inc.	2,907
66	Darling Ingredients, Inc. (a)	4,518
25	Freshpet, Inc. (a)	4,421
9	Hain Celestial Group (The), Inc. (a)	367
		12,213

	Health Care Equipment & Supplies — 5.3%
172	AngioDynamics, Inc. (a)	3,977
56	AtriCure, Inc. (a)	4,185
12	Avanos Medical, Inc. (a)	481
57	CryoPort, Inc. (a)	3,187
9	Globus Medical, Inc., Class A (a)	649
12	Haemonetics Corp. (a)	678
23	Heska Corp. (a)	4,557
16	ICU Medical, Inc. (a)	3,329
73	Inogen, Inc. (a)	4,512
13	iRhythm Technologies, Inc. (a)	981
41	Lantheus Holdings, Inc. (a)	994
14	LeMaitre Vascular, Inc.	717
338	Meridian Bioscience, Inc. (a)	7,017
246	Natus Medical, Inc. (a)	6,593
15	Nevro Corp. (a)	2,260
22	Novocure Ltd. (a)	4,488
150	Orthofix Medical, Inc. (a)	6,105
35	Quidel Corp. (a)	4,134
22	Shockwave Medical, Inc. (a)	3,958
41	STAAR Surgical Co. (a)	5,987
		68,789

	Health Care Providers & Services — 4.2%
32	Addus HomeCare Corp. (a)	3,077
15	Amedisys, Inc. (a)	3,876
50	AMN Healthcare Services, Inc. (a)	4,435
15	CorVel Corp. (a)	1,869
41	Fulgent Genetics, Inc. (a)	3,037

First Trust Active Factor Small Cap ETF (AFSM)

Portfolio of Investments (Continued)
May 31, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Providers & Services (Continued)
125	Joint (The) Corp. (a)	$8,885
35	LHC Group, Inc. (a)	6,890
65	ModivCare, Inc. (a)	9,570
27	Ontrak, Inc. (a)	820
111	Owens & Minor, Inc.	4,963
23	Patterson Cos., Inc.	748
93	Premier, Inc., Class A	3,069
121	R1 RCM, Inc. (a)	2,801
11	US Physical Therapy, Inc.	1,280
		55,320

	Health Care Technology — 1.9%
35	Inspire Medical Systems, Inc. (a)	6,801
315	NextGen Healthcare, Inc. (a)	5,172
58	Omnicell, Inc. (a)	8,062
14	OptimizeRx Corp. (a)	688
54	Phreesia, Inc. (a)	2,673
9	Simulations Plus, Inc.	475
35	Vocera Communications, Inc. (a)	1,180
		25,051

	Hotels, Restaurants & Leisure — 0.3%
38	Papa John’s International, Inc.	3,570
2	RCI Hospitality Holdings, Inc.	155
		3,725

	Household Durables — 3.3%
45	Century Communities, Inc. (a)	3,662
171	Ethan Allen Interiors, Inc.	4,937
6	iRobot Corp. (a)	586
68	KB Home	3,183
9	Lovesac (The) Co. (a)	747
99	M/I Homes, Inc. (a)	6,982
66	Meritage Homes Corp. (a)	7,106
9	Sonos, Inc. (a)	333
73	Taylor Morrison Home Corp. (a)	2,162
20	TopBuild Corp. (a)	3,961
301	Tri Pointe Homes, Inc. (a)	7,260
61	Tupperware Brands Corp. (a)	1,564
		42,483

	Household Products — 0.2%
36	Spectrum Brands Holdings, Inc.	3,200

	Insurance — 4.1%
53	American Equity Investment Life Holding Co.	1,617
63	American National Group, Inc.	9,451
39	Argo Group International Holdings Ltd.	2,092
140	CNO Financial Group, Inc.	3,718
187	Employers Holdings, Inc.	7,891
41	Enstar Group Ltd. (a)	10,410

Shares	Description	Value

	Common Stocks (Continued)
	Insurance (Continued)
28	Goosehead Insurance, Inc., Class A	$2,516
89	Horace Mann Educators Corp.	3,548
83	Mercury General Corp.	5,279
44	Safety Insurance Group, Inc.	3,745
56	Stewart Information Services Corp.	3,380
		53,647

	Internet & Direct Marketing Retail — 1.4%
137	CarParts.com, Inc. (a)	2,238
104	Liquidity Services, Inc. (a)	2,487
35	Overstock.com, Inc. (a)	2,990
19	PetMed Express, Inc.	549
57	Revolve Group, Inc. (a)	3,160
45	Shutterstock, Inc.	4,084
48	Stitch Fix, Inc., Class A (a)	2,566
		18,074

	IT Services — 1.5%
189	Brightcove, Inc. (a)	2,740
64	CSG Systems International, Inc.	2,819
8	MAXIMUS, Inc.	741
48	Perficient, Inc. (a)	3,436
154	Sykes Enterprises, Inc. (a)	6,456
33	TTEC Holdings, Inc.	3,578
		19,770

	Leisure Products — 2.7%
25	Acushnet Holdings Corp.	1,330
241	Nautilus, Inc. (a)	4,340
566	Smith & Wesson Brands, Inc.	12,033
57	Sturm Ruger & Co., Inc.	4,500
291	Vista Outdoor, Inc. (a)	12,685
10	YETI Holdings, Inc. (a)	876
		35,764

	Life Sciences Tools & Services — 0.8%
15	Medpace Holdings, Inc. (a)	2,506
71	NeoGenomics, Inc. (a)	2,913
42	Quanterix Corp. (a)	2,163
15	Repligen Corp. (a)	2,739
		10,321

	Machinery — 2.9%
98	Astec Industries, Inc.	6,716
35	Franklin Electric Co., Inc.	2,936
78	Greenbrier (The) Cos., Inc.	3,464
80	Hillenbrand, Inc.	3,648
10	Kadant, Inc.	1,680
32	Lindsay Corp.	5,268
81	Mueller Industries, Inc.	3,761
3	REV Group, Inc. (a)	56
108	Shyft Group (The), Inc.	4,210
54	Terex Corp.	2,828

First Trust Active Factor Small Cap ETF (AFSM)

Portfolio of Investments (Continued)
May 31, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Machinery (Continued)
20	Watts Water Technologies, Inc., Class A	$2,718
		37,285

	Marine — 0.3%
56	Matson, Inc.	3,620

	Media — 2.1%
143	AMC Networks, Inc., Class A (a)	7,676
311	Gray Television, Inc.	7,234
51	John Wiley & Sons, Inc., Class A	3,233
117	TechTarget, Inc. (a)	8,226
34	TEGNA, Inc.	659
		27,028

	Metals & Mining — 1.7%
83	Alcoa Corp. (a)	3,293
268	Commercial Metals Co.	8,434
72	Schnitzer Steel Industries, Inc., Class A	3,923
157	TimkenSteel Corp. (a)	2,378
60	Worthington Industries, Inc.	3,982
		22,010

	Multiline Retail — 0.4%
92	Big Lots, Inc.	5,606

	Multi-Utilities — 0.4%
92	Avista Corp.	4,171
9	NorthWestern Corp.	570
		4,741

	Oil, Gas & Consumable Fuels — 2.1%
261	Clean Energy Fuels Corp. (a)	2,067
409	Dorian LPG Ltd. (a)	5,812
163	International Seaways, Inc.	3,267
18	Renewable Energy Group, Inc. (a)	1,099
125	Scorpio Tankers, Inc.	2,798
394	Teekay Tankers Ltd., Class A (a)	5,922
202	World Fuel Services Corp.	6,207
		27,172

	Paper & Forest Products — 1.1%
208	Louisiana-Pacific Corp.	13,980
15	Schweitzer-Mauduit International, Inc.	613
		14,593

	Personal Products — 0.9%
18	Medifast, Inc.	5,980
10	Nu Skin Enterprises, Inc., Class A	602
33	USANA Health Sciences, Inc. (a)	3,489
220	Veru, Inc. (a)	1,943
		12,014

Shares	Description	Value

	Common Stocks (Continued)
	Pharmaceuticals — 2.0%
289	Amphastar Pharmaceuticals, Inc. (a)	$5,468
54	Collegium Pharmaceutical, Inc. (a)	1,290
264	Corcept Therapeutics, Inc. (a)	5,702
479	Innoviva, Inc. (a)	6,443
14	Prestige Consumer Healthcare, Inc. (a)	698
225	Supernus Pharmaceuticals, Inc. (a)	6,716
		26,317

	Professional Services — 1.8%
81	Heidrick & Struggles International, Inc.	3,486
25	Kforce, Inc.	1,568
120	Korn Ferry	7,849
35	ManTech International Corp., Class A	3,045
149	Upwork, Inc. (a)	7,014
		22,962

	Real Estate Management & Development — 1.5%
99	eXp World Holdings, Inc. (a)	3,194
107	Realogy Holdings Corp. (a)	1,895
49	Redfin Corp. (a)	2,892
132	RMR Group (The), Inc., Class A	5,164
141	St Joe (The) Co.	6,595
		19,740

	Road & Rail — 2.3%
207	ArcBest Corp.	16,113
18	Heartland Express, Inc.	326
199	Marten Transport Ltd.	3,395
33	Ryder System, Inc.	2,699
19	Saia, Inc. (a)	4,373
130	Schneider National, Inc., Class B	3,184
		30,090

	Semiconductors & Semiconductor Equipment — 2.3%
8	Alpha & Omega Semiconductor Ltd. (a)	258
30	Ambarella, Inc. (a)	3,011
173	Amkor Technology, Inc.	3,650
99	Axcelis Technologies, Inc. (a)	4,103
9	Cirrus Logic, Inc. (a)	703
162	Lattice Semiconductor Corp. (a)	8,597
244	NeoPhotonics Corp. (a)	2,491
307	Photronics, Inc. (a)	4,157
26	Synaptics, Inc. (a)	3,285
		30,255

	Software — 4.3%
9	Alarm.com Holdings, Inc. (a)	737
12	Altair Engineering, Inc., Class A (a)	809
4	Appian Corp. (a)	362
32	Blackline, Inc. (a)	3,327
50	CommVault Systems, Inc. (a)	3,809

First Trust Active Factor Small Cap ETF (AFSM)

Portfolio of Investments (Continued)
May 31, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Software (Continued)
117	Digital Turbine, Inc. (a)	$7,742
86	Ebix, Inc.	2,356
21	Five9, Inc. (a)	3,719
72	InterDigital, Inc.	5,816
55	J2 Global, Inc. (a)	6,849
39	Mitek Systems, Inc. (a)	661
56	Sailpoint Technologies Holdings, Inc. (a)	2,606
89	Sprout Social, Inc., Class A (a)	6,178
7	SPS Commerce, Inc. (a)	657
72	Workiva, Inc. (a)	6,833
167	Xperi Holding Corp.	3,577
		56,038

	Specialty Retail — 4.9%
48	Aaron’s (The) Co., Inc.	1,726
28	Buckle (The), Inc.	1,179
85	Citi Trends, Inc. (a)	7,084
22	Group 1 Automotive, Inc.	3,509
61	GrowGeneration Corp. (a)	2,709
156	Haverty Furniture Cos., Inc.	7,167
150	Hibbett Sports, Inc. (a)	12,714
222	Lumber Liquidators Holdings, Inc. (a)	5,057
142	MarineMax, Inc. (a)	7,303
42	ODP (The) Corp. (a)	1,837
78	Rent-A-Center, Inc.	4,821
20	Sleep Number Corp. (a)	2,230
157	Zumiez, Inc. (a)	6,880
		64,216

	Technology Hardware, Storage & Peripherals — 0.8%
246	Avid Technology, Inc. (a)	7,596
90	Super Micro Computer, Inc. (a)	3,127
		10,723

	Textiles, Apparel & Luxury Goods — 0.9%
31	Crocs, Inc. (a)	3,138
14	Deckers Outdoor Corp. (a)	4,696
55	Fossil Group, Inc. (a)	777
70	G-III Apparel Group Ltd. (a)	2,313
11	Kontoor Brands, Inc.	704
24	Movado Group, Inc.	666
		12,294

	Thrifts & Mortgage Finance — 1.8%
157	HomeStreet, Inc.	7,068
476	MGIC Investment Corp.	7,007
242	Northwest Bancshares, Inc.	3,427
56	PennyMac Financial Services, Inc.	3,506
97	Radian Group, Inc.	2,265
		23,273

Shares	Description	Value

	Common Stocks (Continued)
	Tobacco — 0.6%
6	Turning Point Brands, Inc.	$257
114	Universal Corp.	6,388
44	Vector Group Ltd.	605
		7,250

	Trading Companies & Distributors — 2.3%
225	Boise Cascade Co.	14,848
144	Rush Enterprises, Inc., Class A	6,883
32	SiteOne Landscape Supply, Inc. (a)	5,505
47	Veritiv Corp. (a)	2,887
		30,123

	Wireless Telecommunication Services — 0.5%
57	Gogo, Inc. (a)	776
90	Telephone and Data Systems, Inc.	2,315
85	United States Cellular Corp. (a)	3,209
		6,300
	Total Common Stocks — 99.9%	1,305,913
	(Cost $1,247,387)

	Money Market Funds — 0.1%
1,888	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class 0.01% (c)	1,888
	(Cost $1,888)

	Total Investments — 100.0%	1,307,801
	(Cost $1,249,275) (d)
	Net Other Assets and Liabilities — (0.0)%	(20)
	Net Assets — 100.0%	$1,307,781

(a)	Non-income producing security.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended.
(c)	Rate shown reflects yield as of May 31, 2021.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of May 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $108,852 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $50,326. The net unrealized appreciation was $58,526.

First Trust Active Factor Small Cap ETF (AFSM)

Portfolio of Investments (Continued)
May 31, 2021 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of May 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,305,913	$—	$—
Money Market Funds	1,888	—	—
Total Investments	$1,307,801	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Innovation Leaders ETF (ILDR)

Portfolio of Investments
May 31, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.8%
	Aerospace & Defense — 4.3%
232	AeroVironment, Inc. (a)	$25,434
62	Lockheed Martin Corp.	23,697
106	Northrop Grumman Corp.	38,782
		87,913

	Biotechnology — 11.4%
178	Alnylam Pharmaceuticals, Inc. (a)	25,274
532	Apellis Pharmaceuticals, Inc. (a)	29,941
562	Arcus Biosciences, Inc. (a)	13,949
256	Intellia Therapeutics, Inc. (a)	19,185
64	Regeneron Pharmaceuticals, Inc. (a)	32,155
404	REGENXBIO, Inc. (a)	14,249
282	Rocket Pharmaceuticals, Inc. (a)	11,985
588	TG Therapeutics, Inc. (a)	20,504
146	Ultragenyx Pharmaceutical, Inc. (a)	14,850
162	Vertex Pharmaceuticals, Inc. (a)	33,798
458	Y-mAbs Therapeutics, Inc. (a)	16,410
		232,300

	Capital Markets — 0.6%
52	Coinbase Global, Inc., Class A (a)	12,300

	Communications Equipment — 4.7%
72	Arista Networks, Inc. (a)	24,435
420	Ciena Corp. (a)	22,205
136	F5 Networks, Inc. (a)	25,219
1,784	Telefonaktiebolaget LM Ericsson, Class B	23,920
		95,779

	Construction & Engineering — 0.9%
152	MasTec, Inc. (a)	17,682

	Electrical Equipment — 3.5%
82	Acuity Brands, Inc.	15,232
566	Bloom Energy Corp., Class A (a)	13,680
160	Schneider Electric SE	25,486
496	Siemens Gamesa Renewable Energy S.A.	16,397
		70,795

	Electronic Equipment, Instruments & Components — 4.3%
138	Keysight Technologies, Inc. (a)	19,649
114	TE Connectivity Ltd.	15,468
294	Trimble, Inc. (a)	22,870
516	Vontier Corp.	18,101
24	Zebra Technologies Corp., Class A (a)	11,929
		88,017

	Entertainment — 0.7%
30	Netflix, Inc. (a)	15,084

	Equity Real Estate Investment Trusts — 2.1%
78	American Tower Corp.	19,926

Shares	Description	Value

	Common Stocks (Continued)
	Equity Real Estate Investment Trusts (Continued)
30	Equinix, Inc.	$22,101
		42,027

	Health Care Equipment & Supplies — 4.2%
38	Align Technology, Inc. (a)	22,426
34	Dexcom, Inc. (a)	12,559
348	Globus Medical, Inc., Class A (a)	25,077
18	Intuitive Surgical, Inc. (a)	15,159
232	Outset Medical, Inc. (a)	11,199
		86,420

	Health Care Providers & Services — 1.3%
236	Castle Biosciences, Inc. (a)	14,144
102	Guardant Health, Inc. (a)	12,660
		26,804

	Health Care Technology — 0.5%
132	Schrodinger, Inc. (a)	9,264

	Hotels, Restaurants & Leisure — 0.5%
70	Airbnb, Inc., Class A (a)	9,828

	Household Durables — 1.0%
200	Sony Group Corp.	19,975

	Industrial Conglomerates — 2.0%
72	Honeywell International, Inc.	16,625
148	Siemens AG	24,347
		40,972

	Interactive Media & Services — 8.2%
32	Alphabet, Inc., Class C (a)	77,170
234	Facebook, Inc., Class A (a)	76,923
108	Zillow Group, Inc., Class C (a)	12,670
		166,763

	Internet & Direct Marketing Retail — 3.5%
16	Amazon.com, Inc. (a)	51,569
118	Etsy, Inc. (a)	19,438
		71,007

	IT Services — 7.3%
6	Adyen N.V. (a) (b) (c)	13,918
60	MongoDB, Inc. (a)	17,516
272	Pagseguro Digital Ltd., Class A (a)	13,358
128	PayPal Holdings, Inc. (a)	33,283
106	Square, Inc., Class A (a)	23,587
1,050	Switch, Inc., Class A	19,813
82	Twilio, Inc., Class A (a)	27,552
		149,027

First Trust Innovation Leaders ETF (ILDR)

Portfolio of Investments (Continued)
May 31, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Leisure Products — 1.7%
122	Peloton Interactive, Inc., Class A (a)	$13,458
154	Polaris, Inc.	20,208
		33,666

	Life Sciences Tools & Services — 0.6%
238	NanoString Technologies, Inc. (a)	13,207

	Pharmaceuticals — 1.0%
152	Reata Pharmaceuticals, Inc., Class A (a)	20,784

	Road & Rail — 2.3%
930	Uber Technologies, Inc. (a)	47,272

	Semiconductors & Semiconductor Equipment — 7.2%
468	Allegro MicroSystems, Inc. (a)	12,266
62	Lam Research Corp.	40,291
42	NVIDIA Corp.	27,291
134	NXP Semiconductors N.V.	28,330
102	Skyworks Solutions, Inc.	17,340
160	Teradyne, Inc.	21,176
		146,694

	Software — 26.0%
72	Adobe, Inc. (a)	36,330
88	Autodesk, Inc. (a)	25,156
258	C3.ai, Inc., Class A (a)	15,921
122	Crowdstrike Holdings, Inc., Class A (a)	27,102
92	CyberArk Software Ltd. (a)	11,642
154	Datadog, Inc., Class A (a)	14,022
206	Domo, Inc., Class B (a)	13,699
510	Dynatrace, Inc. (a)	26,387
226	Elastic N.V. (a)	26,716
78	Five9, Inc. (a)	13,814
74	Fortinet, Inc. (a)	16,172
276	Microsoft Corp.	68,912
62	RingCentral, Inc., Class A (a)	16,273
178	salesforce.com, Inc. (a)	42,382
68	ServiceNow, Inc. (a)	32,224
200	Smartsheet, Inc., Class A (a)	11,816
112	Splunk, Inc. (a)	13,574
270	Sprout Social, Inc., Class A (a)	18,743
422	Telos Corp. (a)	13,875
318	Tenable Holdings, Inc. (a)	13,292
48	Trade Desk (The), Inc., Class A (a)	28,231
138	Workday, Inc., Class A (a)	31,563
132	Workiva, Inc. (a)	12,527
		530,373

Description	Value

Total Investments — 99.8%	$2,033,953
(Cost $2,002,187) (d)
Net Other Assets and Liabilities — 0.2%	4,934
Net Assets — 100.0%	$2,038,887

(a)	Non-income producing security.
(b)	This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933 Act, as amended (the “1933 Act”) and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of May 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $37,867 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $6,101. The net unrealized appreciation was $31,766.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of May 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$2,033,953	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Innovation Leaders ETF (ILDR)

Portfolio of Investments (Continued)
May 31, 2021 (Unaudited)

Currency Exposure Diversification	% of Total Investments
United States Dollar	93.9%
Euro	3.9
Swedish Krona	1.2
Japanese Yen	1.0
Total	100.0%

Additional Information

First Trust Exchange-Traded Fund VIII

May 31, 2021 (Unaudited)

Valuation Inputs

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Multi-Manager Large Growth ETF (MMLG)

Portfolio of Investments
May 31, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks — 98.0%
	Aerospace & Defense — 0.8%
1,920	BWX Technologies, Inc.	$120,077
2,399	Raytheon Technologies Corp.	212,815
		332,892

	Air Freight & Logistics — 0.5%
669	FedEx Corp.	210,608

	Beverages — 1.1%
1,019	Constellation Brands, Inc., Class A	244,275
2,169	Monster Beverage Corp. (a)	204,471
		448,746

	Biotechnology — 1.4%
3,970	Sarepta Therapeutics, Inc. (a)	300,330
899	Seagen, Inc. (a)	139,660
578	Vertex Pharmaceuticals, Inc. (a)	120,588
		560,578

	Building Products — 0.5%
2,085	Fortune Brands Home & Security, Inc.	215,089

	Chemicals — 0.5%
743	Sherwin-Williams (The) Co.	210,663

	Commercial Services & Supplies — 0.4%
1,283	Republic Services, Inc.	140,078

	Communications Equipment — 0.7%
1,277	Motorola Solutions, Inc.	262,181

	Consumer Finance — 0.6%
1,604	American Express Co.	256,848

	Electronic Equipment, Instruments & Components — 1.0%
1,339	CDW Corp.	221,498
3,840	Corning, Inc.	167,539
		389,037

	Entertainment — 11.3%
3,455	Netflix, Inc. (a)	1,737,208
8,487	Sea Ltd., ADR (a)	2,149,248
1,023	Walt Disney (The) Co. (a)	182,759
12,029	Warner Music Group Corp., Class A	431,721
		4,500,936

	Equity Real Estate Investment Trusts — 0.8%
799	Alexandria Real Estate Equities, Inc.	142,430
2,685	Equity LifeStyle Properties, Inc.	190,259
		332,689

	Food & Staples Retailing — 0.7%
8,443	Grocery Outlet Holding Corp. (a)	287,653

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Equipment & Supplies — 6.1%
1,439	Align Technology, Inc. (a)	$849,226
2,658	Baxter International, Inc.	218,275
762	Danaher Corp.	195,179
863	Dexcom, Inc. (a)	318,783
3,783	Edwards Lifesciences Corp. (a)	362,790
2,490	Hologic, Inc. (a)	157,019
352	Teleflex, Inc.	141,571
548	West Pharmaceutical Services, Inc.	190,435
		2,433,278

	Health Care Providers & Services — 2.0%
668	Laboratory Corp. of America Holdings (a)	183,352
1,442	UnitedHealth Group, Inc.	593,989
		777,341

	Hotels, Restaurants & Leisure — 2.3%
2,043	Airbnb, Inc., Class A (a)	286,837
96	Booking Holdings, Inc. (a)	226,709
159	Chipotle Mexican Grill, Inc. (a)	218,145
835	McDonald’s Corp.	195,298
		926,989

	Household Products — 0.6%
1,829	Procter & Gamble (The) Co.	246,641

	Insurance — 0.4%
927	Chubb Ltd.	157,581

	Interactive Media & Services — 11.3%
455	Alphabet, Inc., Class A (a)	1,072,367
153	Alphabet, Inc., Class C (a)	368,968
5,667	Facebook, Inc., Class A (a)	1,862,913
5,248	Match Group, Inc. (a)	752,458
3,993	Zillow Group, Inc., Class C (a)	468,459
		4,525,165

	Internet & Direct Marketing Retail — 5.6%
537	Amazon.com, Inc. (a)	1,730,789
1,472	DoorDash, Inc., Class A (a)	221,212
1,442	Fiverr International Ltd. (a)	296,057
		2,248,058

	IT Services — 15.4%
454	EPAM Systems, Inc. (a)	216,830
1,086	Fidelity National Information Services, Inc.	161,792
761	FleetCor Technologies, Inc. (a)	208,849
1,212	Global Payments, Inc.	234,777
2,246	GoDaddy, Inc., Class A (a)	181,836
1,370	Mastercard, Inc., Class A	493,995

First Trust Multi-Manager Large Growth ETF (MMLG)

Portfolio of Investments (Continued)
May 31, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	IT Services (Continued)
1,596	PayPal Holdings, Inc. (a)	$414,992
323	Shopify, Inc., Class A (a)	401,447
1,437	Snowflake, Inc., Class A (a)	342,049
5,753	Square, Inc., Class A (a)	1,280,158
2,532	Twilio, Inc., Class A (a)	850,752
5,955	Visa, Inc., Class A	1,353,571
		6,141,048

	Life Sciences Tools & Services — 0.9%
293	Illumina, Inc. (a)	118,853
505	Thermo Fisher Scientific, Inc.	237,097
		355,950

	Media — 1.4%
806	Charter Communications, Inc., Class A (a)	559,791

	Pharmaceuticals — 2.1%
1,978	Eli Lilly and Co.	395,085
2,435	Zoetis, Inc.	430,216
		825,301

	Professional Services — 2.8%
614	CACI International, Inc., Class A (a)	156,545
607	CoStar Group, Inc. (a)	518,378
862	Equifax, Inc.	202,605
2,237	Leidos Holdings, Inc.	229,852
		1,107,380

	Road & Rail — 2.5%
19,837	Uber Technologies, Inc. (a)	1,008,315

	Semiconductors & Semiconductor Equipment — 2.5%
2,718	Advanced Micro Devices, Inc. (a)	217,657
1,953	Entegris, Inc.	223,521
3,782	Marvell Technology, Inc.	182,671
1,919	Texas Instruments, Inc.	364,264
		988,113

	Software — 14.1%
997	Adobe, Inc. (a)	503,066
1,854	Atlassian Corp. PLC, Class A (a)	432,501
1,050	Coupa Software, Inc. (a)	250,110
446	DocuSign, Inc. (a)	89,923
573	Five9, Inc. (a)	101,478
1,697	Intuit, Inc.	745,136
5,946	Microsoft Corp.	1,484,597
1,759	salesforce.com, Inc. (a)	418,818
2,555	ServiceNow, Inc. (a)	1,210,763
1,856	SS&C Technologies Holdings, Inc.	137,103
1,191	Workday, Inc., Class A (a)	272,406
		5,645,901

Shares	Description	Value

	Common Stocks (Continued)
	Specialty Retail — 3.3%
795	Burlington Stores, Inc. (a)	$257,079
1,122	Carvana Co. (a)	297,431
4,348	Floor & Decor Holdings, Inc., Class A (a)	427,452
5,119	TJX (The) Cos., Inc.	345,737
		1,327,699

	Technology Hardware, Storage & Peripherals — 3.2%
8,699	Apple, Inc.	1,083,983
2,363	NetApp, Inc.	182,825
		1,266,808

	Textiles, Apparel & Luxury Goods — 1.2%
2,145	NIKE, Inc., Class B	292,707
2,210	V.F. Corp.	176,181
		468,888
	Total Common Stocks — 98.0%	39,158,245
	(Cost $38,211,798)

	Money Market Funds — 2.0%
788,727	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class -0.01% (b)	788,727
	(Cost $788,727)

	Total Investments — 100.0%	39,946,972
	(Cost $39,000,525) (c)
	Net Other Assets and Liabilities — 0.0%	17,181
	Net Assets — 100.0%	$39,964,153

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of May 31, 2021.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of May 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,201,381 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $254,934. The net unrealized appreciation was $946,447.

ADR	-	American Depositary Receipt

First Trust Multi-Manager Large Growth ETF (MMLG)

Portfolio of Investments (Continued)
May 31, 2021 (Unaudited)

Valuation Inputs

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.

• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)

• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of May 31, 2021 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$39,158,245	$—	$—
Money Market Funds	788,727	—	—
Total Investments	$39,946,972	$—	$—

* See Portfolio of Investments for industry breakout.